As filed with the Securities and Exchange Commission on July 3, 2019
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811- 21715
NEUBERGER BERMAN ALTERNATIVE FUNDS
 (Exact name of registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of principal executive offices – Zip Code)
Registrant’s telephone number, including area code: (212) 476-8800
Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman Alternative Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
 New York, New York 10104-0002
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)
Date of fiscal year end: October 31
Date of reporting period: April 30, 2019
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”) (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Report to Shareholders.

Following are copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

Neuberger Berman
Alternative and Multi-Asset Class Funds

Institutional Class Shares
Class A Shares
Class C Shares
Class R6 Shares

Absolute Return Multi-Manager Fund

Semi-Annual Report

April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund's website www.nb.com/fundliterature, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 800.877.9700 or by sending an e-mail request to fundinfo@nb.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.877.9700 or send an email request to fundinfo@nb.com to inform the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Contents

PRESIDENT'S LETTER	1
PORTFOLIO COMMENTARY	2
FUND EXPENSE INFORMATION	6
CONSOLIDATED SCHEDULE OF INVESTMENTS	8
CONSOLIDATED FINANCIAL STATEMENTS	37
FINANCIAL HIGHLIGHTS (ALL CLASSES)/ PER SHARE DATA	59
Directory	65
Proxy Voting Policies and Procedures	66
Quarterly Portfolio Schedule	66

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2019 Neuberger Berman BD LLC, distributor. All rights reserved.

President's Letter

Dear Shareholder,

I am pleased to present this semi-annual shareholder report for Neuberger Berman Absolute Return Multi-Manager Fund.

The global financial markets generated solid results over the six months ended April 30, 2019. Despite a weak start, U.S. equities rallied sharply as the reporting period progressed. The market's ascent was partially driven by corporate profits that often exceeded expectations, monetary policy accommodation and signs of progress on the U.S./China trade negotiation front. These factors offset signs of moderating growth outside the U.S., uncertainties surrounding Brexit and a number of geopolitical issues.

Elsewhere, the U.S. fixed income market also performed well over the period. The U.S. economy continued to expand, while inflation remained relatively benign. Both short- and long-term U.S. Treasury yields declined as the U.S. Federal Reserve Board (Fed) indicated that it did not expect to raise rates in 2019. The Fed also said it would end its balance sheet reduction program in September 2019. Monetary policy clarity improved not just at the Fed, but also at central banks in Europe, Japan and China.

All told, the U.S. equity market, as measured by the S&P 500® Index, gained 9.76% over the reporting period. International developed and emerging market equities, as measured by the MSCI EAFE® (Net) and MSCI Emerging Market (Net) Indices, returned 7.45% and 13.76%, respectively, over the six months ended April 30, 2019. Meanwhile, the overall U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 5.49% during the period.

We continue to position the portfolio to benefit from increased market volatility. In our view, volatility could increase due to several factors, such as unresolved U.S./China trade negotiations, uncertainties surrounding Brexit and moderating European and emerging markets growth. The Fund continues to diversify its portfolio among a variety of strategies. The Fund's largest allocation is credit strategies, which includes both corporate credit long/short and asset-backed securities strategies. The second largest strategy allocation is long/short equity, as we anticipate lower correlations and higher dispersion among stocks. The Fund's next largest allocation is global macro/managed futures strategies, as we believe the potential for increased market volatility could be advantageous for these strategies. Finally, the Fund has an allocation to merger arbitrage/event driven strategies, as we believe robust deal volume has the potential to bring about opportunities for the Fund.

Thank you for your continued support and trust. We look forward to continue serving your investment needs in the years to come.

Sincerely,

JOSEPH V. AMATO
PRESIDENT AND CEO
NEUBERGER BERMAN ALTERNATIVE FUNDS

1

Absolute Return Multi-Manager Fund Commentary

Neuberger Berman Absolute Return Multi-Manager Fund Institutional Class generated a 1.87% total return for the six months ended April 30, 2019, outperforming its primary benchmark, the HFRX Global Hedge Fund Index, which returned 0.66% for the same period. (Performance for all share classes is provided in the table following this letter.)

U.S. equities declined sharply in the beginning of the period, driven largely by fears of rising interest rates, global trade wars and declining energy prices potentially leading to a global economic slowdown. Equities quickly recovered in early 2019 and continued to rally throughout the period with little volatility. This turnaround was triggered by strong corporate earnings, robust economic data and U.S. Federal Reserve Board dovishness. U.S. fixed income rallied throughout the period as 10-year U.S. Treasury yields moved lower. The U.S. dollar was range-bound during the period against most major currencies. While gold prices rose slightly, commodity prices declined more broadly, led by lower natural gas prices.

The Fund's allocation to long/short equity strategies was the largest contributor to absolute performance followed by gains from global macro/managed futures, merger arbitrage/event driven and credit strategies.

Positive performance from the long/short equity allocation was driven by gains from longs, which outweighed losses from shorts and equity index hedges. From a sector perspective, the largest contributors were Information Technology, Communication Services and Industrials, while the largest detractors were Financials and Consumer Staples.

Gains from global macro/managed futures strategies were split between the managed futures strategy and the systematic currency strategy. Within managed futures, gains from interest rates, commodities and equities outpaced losses from currencies. Gains from the systematic currency strategy were driven by long U.S. dollar positioning versus the euro.

Merger arbitrage/event driven strategies were the next largest contributors, as several mergers progressed in the right direction and/or closed, with few deals falling through during the period.

In the Fund's credit allocation, gains from the asset-backed securities strategy were spread across sectors, while small losses in the corporate credit long/short strategy came primarily from post reorganization equity positions that outweighed gains from bonds and bank loans.

The Fund's aggregate use of futures, forward foreign currency, swap and option contracts detracted from performance during the period.

We continue to position the portfolio in a way that we anticipate will benefit from an uptick in market volatility, which we believe has the potential to rise over the short- to medium-term due a number of factors. These include ongoing U.S./China trade negotiations, Brexit and slowing European and emerging markets growth. The Fund's largest allocation continues to be credit, split between corporate credit long/short and asset-backed securities. We continue to find these strategies to be attractive, particularly recently as weakness in the credit marketing in the fourth quarter of 2018 and large outflows from the leveraged loan market year-to-date have created what we see as attractive opportunities. The Fund's second largest strategy allocation is long/short equity. We did observe an uptick in correlations among stocks in fourth quarter of 2018 and early 2019. However, looking ahead we anticipate seeing lower correlations and higher dispersion among stocks, which has historically been a tailwind for the strategy. The Fund's third largest allocation is global macro/managed futures strategies. We believe a rise in market volatility has the potential to be beneficial for these strategies as has been the pattern historically. However, we have trimmed the Fund's systematic currency allocation slightly given recent strong performance. Finally, we have maintained our allocation to merger arbitrage/event driven strategies. While spreads have tightened, we believe robust deal volume has the potential to offer opportunity.

Sincerely,

DAVID KUPPERMAN, JEFF MAJIT AND FRED INGHAM
PORTFOLIO MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio managers and subadvisers. The opinions are as of the date of this report and are subject to change without notice.

2

Absolute Return Multi-Manager Fund

TICKER SYMBOLS

Institutional Class	NABIX
Class A	NABAX
Class C	NABCX
Class R6	NRABX

PORTFOLIO BY TYPE OF SECURITY

(as a % of Total Net Assets)

	Long	Short
Asset-Backed Securities	7.7%	—%
Closed End Funds	0.5	—
Collateralized Mortgage Obligations	3.7	—
Commercial Mortgage-Backed Securities	5.2	—
Common Stocks	28.6	(7.3)
Convertible Bonds	0.8	—
Corporate Bonds	3.0	(1.1)
Exchange Traded Funds	—	(0.3)
Loan Assignments	5.8	—
Master Limited Partnerships	0.3	—
Options Purchased	0.0	—
Preferred Stocks	0.0	—
Rights	0.1	—
U.S. Treasury Obligations	0.1	(0.3)
Warrants	0.0	—
Short-Term Investments	40.6	—
Other Assets Less Liabilities	12.6 *	—
Total	109.0%	(9.0)%

*  Includes the impact of the Fund's open positions in derivatives (other than Options Purchased), if any.

PERFORMANCE HIGHLIGHTS

		Six Month	Average Annual Total Return Ended 04/30/2019
	Inception Date	Period Ended 04/30/2019	1 Year	5 Years	Life of Fund
At NAV
Institutional Class	05/15/2012	1.87%	1.21%	0.59%	2.02%
Class A	05/15/2012	1.80%	0.94%	0.25%	1.67%
Class C	05/15/2012	1.39%	0.10%	–0.52%	0.90%
Class R6[3]	12/31/2013	1.96%	1.20%	0.62%	2.06%
With Sales Charge
Class A		–4.02%	–4.87%	–0.93%	0.81%
Class C		0.39%	–0.90%	–0.52%	0.90%
Index
HFRX Global Hedge Fund Index[1,2]		0.66%	–2.77%	–0.02%	1.17%
S&P 500® Index[1,2]		9.76%	13.49%	11.63%	14.36%
Bloomberg Barclays U.S. Aggregate Bond Index[1,2]		5.49%	5.29%	2.57%	2.27%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit www.nb.com/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC ("Management") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by Management) will decrease the class's returns. Please see Note B in the Consolidated Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, as amended, the total annual operating expense ratios for fiscal year 2018 were 2.58%, 2.88%, 3.70% and 2.48% for Institutional Class, Class A, Class C and Class R6 shares, respectively (before expense reimbursements and/or fee waivers, if any, and after restatement for Class R6 shares). The expense ratios were 2.39%, 2.66%, 3.50% and 2.29% for Institutional Class, Class A, Class C and Class R6 shares, respectively, after expense reimbursements and/or fee waivers and/or restatement. The expense ratios for the semi-annual period ended April 30, 2019 can be found in the Financial Highlights section of this report.

Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75% for Class A shares and the contingent deferred sales charge (CDSC) for Class C shares. The CDSC for Class C shares is 1%, which is reduced to 0% after 1 year. The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Please see the prospectus for more information about sales charge structures, if any, and class expenses for your share class.

3

Endnotes

1  Please see "Glossary of Indices" on page 5 for a description of indices. Please note that individuals cannot invest directly in any index. The S&P 500® and the Bloomberg Barclays U.S. Aggregate Bond Indices do not take into account any fees, expenses or tax consequences of investing in the individual securities that they track. The HFRX Global Hedge Fund Index does take into account fees and expenses, but not tax consequences, of investing since it is based on the underlying hedge funds' net returns. Data about the performance of an index are prepared or obtained by Neuberger Berman Investment Advisers LLC and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

2  The date used to calculate Life of Fund performance for the index is the inception date of the oldest share class.

3  The performance information for Class R6 prior to the class's inception date is that of the Institutional Class of Neuberger Berman Absolute Return Multi-Manager Fund. The performance information for the Institutional Class has not been adjusted to take into account differences in class specific operating expenses. The Institutional Class has higher expenses and typically lower returns than Class R6.

For more complete information on any of the Neuberger Berman Alternative and Multi-Asset Class Funds, see the Fund's prospectus, which can be obtained by calling us at (800) 877-9700, or visiting our website at www.nb.com.

4

Glossary of Indices

Bloomberg Barclays U.S. Aggregate Bond Index:

The index measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable bond market and includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS) (agency fixed-rate and hybrid adjustable rate mortgage (ARM) pass-throughs), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) (agency and nonagency).

HFRX Global Hedge Fund Index:

The index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. Constituent funds are selected from an eligible pool of the more than 7,500 funds worldwide that report to the Hedge Fund Research (HFR) Database. Constituent funds must meet all of the following criteria: report monthly; report performance net of all fees; be U.S. dollar denominated; be active and accepting new investments; have a minimum 24 months track record; and the fund's manager must have at least $50 million in assets under management. The index is rebalanced quarterly.

S&P 500® Index:	The index is a float-adjusted market capitalization-weighted index that focuses on the large-cap segment of the U.S. equity market, and includes a significant portion of the total value of the market.

5

Information About Your Fund's Expenses (Unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds (if applicable); and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in a Fund and compare these costs with the ongoing costs of investing in other mutual funds.

This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended April 30,2019 and held for the entire period. The table illustrates each Fund's costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund's actual performance during the period indicated. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as sales charges (loads) (if applicable). Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

6

Expense Example (Unaudited)

Neuberger Berman Alternative Funds
	ACTUAL				HYPOTHETICAL (5% ANNUAL RETURN BEFORE EXPENSES)
	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Expenses Paid During the Period 11/1/2018 - 4/30/2019(1)(3)	Expense Ratio	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Expenses Paid During the Period 11/1/2018 - 4/30/2019(2)(3)	Expense Ratio
Absolute Return Multi-Manager Fund
Institutional Class	$1,000.00	$1,018.70	$11.56	2.31%	$1,000.00	$1,013.34	$11.53	2.31%
Class A	$1,000.00	$1,018.00	$13.41	2.68%	$1,000.00	$1,011.50	$13.37	2.68%
Class C	$1,000.00	$1,013.90	$17.08	3.42%	$1,000.00	$1,007.84	$17.03	3.42%
Class R6	$1,000.00	$1,019.60	$11.07	2.21%	$1,000.00	$1,013.84	$11.03	2.21%

(1)  For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one -half year period shown), unless otherwise indicated.

(2)  Hypothetical expenses are equal to the annualized expense ratios for each class, multiplied by the average account value over the period (assuming a 5% annual return), multiplied by 181/365 (to reflect the one-half year period shown).

(3)  Includes expenses of the Fund's subsidiary (See Note A of the Notes to Consolidated Financial Statements).

7

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^ (Unaudited) April 30, 2019

Investments	Shares	Value (000)
Long Positions 96.4%
Common Stocks 28.6%
Aerospace & Defense 0.2%
Boeing Co. (The)	960	$362
KeyW Holding Corp. (The)*	7,900	90
		452
Airlines 0.0%(a)
American Airlines Group, Inc.	623	21
American Airlines Group, Inc. Escrow*(b)(c)	14,383	3
		24
Auto Components 0.2%
Aptiv plc	4,450	381
Automobiles 0.3%
General Motors Co.	12,935	504
Banks 1.1%
Barclays plc (United Kingdom)	30,605	65
Citigroup, Inc.	7,570	535
Hancock Whitney Corp.	11,820	517
JPMorgan Chase & Co.	4,615	536
MBT Financial Corp.(d)	4,300	43
Societe Generale SA(France)	4,381	139
SunTrust Banks, Inc.	2,300	151
TCF Financial Corp.	500	11
		1,997
Biotechnology 1.2%
Celgene Corp.*	10,000	947
Gilead Sciences, Inc.	3,760	244
Grifols SA, ADR (Spain)(d)	7,300	140
Nightstar Therapeutics plc, ADR*	5,700	146
Spark Therapeutics, Inc.*(d)	7,100	757
		2,234
Capital Markets 0.7%
Anima Holding SpA (Italy)*(e)	62,988	251
Churchill Capital Corp., Class A*	15,424	222
Forum Merger II Corp., Class A*(d)	9,700	97
Goldman Sachs Group,Inc. (The)	1,925	397
J2 Acquisition Ltd.*(e)	6,800	60
Nebula Acquisition Corp., Class A*(d)	7,098	71
Investments	Shares	Value (000)
Trinity Merger Corp., Class A*(d)	10,800	$110
VectoIQ Acquisition Corp.*(d)	7,500	75
		1,283
Chemicals 1.1%
Air Products & Chemicals, Inc.	2,017	415
Ashland Global Holdings, Inc.	5,045	406
RPM International, Inc.	5,792	351
WR Grace & Co.	10,737	812
		1,984
Commercial Services & Supplies 0.4%
Cenveo Corp.*(b)	8,093	108
Clean Harbors, Inc.*	6,080	462
Multi-Color Corp.	4,200	210
		780
Communications Equipment 0.9%
Cisco Systems, Inc.	10,470	586
Finisar Corp.*(d)	4,300	104
Motorola Solutions, Inc.	4,665	676
Nokia OYJ, ADR (Finland)	50,250	265
Quantenna Communications, Inc.*	4,500	109
		1,740
Construction Materials 0.1%
HeidelbergCement AG (Germany)	1,985	160
Diversified Consumer Services 0.3%
ServiceMaster Global Holdings, Inc.*(d)	10,700	525
Diversified Telecommunication Services 0.2%
AT&T, Inc.(d)	520	16
Intelsat SA*	15,470	313
		329
Electric Utilities 0.3%
Evergy, Inc.	5,865	339
PG&E Corp.*	10,558	238
		577
Electronic Equipment, Instruments & Components 0.4%
Maxwell Technologies, Inc.*(d)	27,100	119
TE Connectivity Ltd.	7,175	686
		805
Investments	Shares	Value (000)
Energy Equipment & Services 0.1%
C&J Energy Services, Inc.*	14,179	$199
Entertainment 0.5%
Global Eagle Entertainment, Inc.*	56,033	36
Netflix, Inc.*	950	352
Walt Disney Co. (The)	3,450	472
		860
Equity Real Estate Investment Trusts (REITs) 0.3%
Equinix, Inc.	1,112	506
InfraREIT, Inc.(d)	5,000	105
		611
Food & Staples Retailing 0.2%
Cia Brasileira de Distribuicao, ADR (Brazil)*	2,344	58
Lenta Ltd., GDR (Russia)*(e)	7,900	28
Magnit PJSC, GDR (Russia)(e)	2,307	33
Wal-Mart de Mexico SAB de CV (Mexico)	28,243	83
X5 Retail Group NV, GDR (Russia)(e)	6,185	188
		390
Food Products 0.2%
Nestle SA, ADR (Switzerland)	3,950	381
Health Care Equipment & Supplies 0.5%
Danaher Corp.	3,994	529
Zimmer Biomet Holdings, Inc.	2,915	359
		888
Health Care Providers & Services 0.5%
Anthem, Inc.	2,305	606
BioScrip, Inc.*(d)	10,600	20
CVS Health Corp.	5,395	293
Shanghai Pharmaceuticals Holding Co. Ltd., Class H (China)	18,433	39
Sinopharm Group Co. Ltd., Class H (China)	10,348	41
		999
Hotels, Restaurants & Leisure 0.4%
Caesars Entertainment Corp.*	21,224	199
International Speedway Corp., Class A(d)	1,800	79
Las Vegas Sands Corp.	6,635	445
Vail Resorts, Inc.	209	48
		771

See Notes to Consolidated Financial Statements

8

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Shares	Value (000)
Household Durables 0.3%
Lennar Corp., Class A	8,600	$447
Lennar Corp., Class B(d)	4,387	183
		630
Independent Power and Renewable Electricity Producers 0.6%
GenOn Energy Holdings, Class A*(c)	5,444	762
Vistra Energy Corp.	12,645	345
		1,107
Industrial Conglomerates 0.3%
Carlisle Cos., Inc.	4,117	582
Smiths Group plc (United Kingdom)	2,763	55
		637
Insurance 1.0%
AIA Group Ltd. (Hong Kong)	52,104	531
American International Group, Inc.	7,645	364
Aon plc	2,335	421
Genworth Financial, Inc., Class A*(d)	1,300	5
Health Insurance Innovations, Inc., Class A*	10,015	233
Navigators Group, Inc. (The)(d)	2,300	161
RSA Insurance Group plc (United Kingdom)	29,323	207
		1,922
Interactive Media & Services 1.5%
Actua Corp.*(b)(c)(f)	6,700	4
Alphabet, Inc., Class A*	901	1,080
Baidu, Inc., ADR (China)*	560	93
Facebook, Inc., Class A*	4,771	923
Mail.Ru Group Ltd., GDR (Russia)*(e)	1,838	43
Tencent Holdings Ltd. (China)	11,575	573
Yandex NV, Class A (Russia)*	2,012	75
		2,791
Internet & Direct Marketing Retail 1.8%
Alibaba Group Holding Ltd., ADR (China)*	4,883	906
Alibaba Group Holding Ltd., ADR (China)*	1,634	303
Amazon.com, Inc.*	335	645
Investments	Shares	Value (000)
ASOS plc (United Kingdom)*	660	$34
Booking Holdings, Inc.*	117	217
eBay, Inc.	3,144	122
Expedia Group, Inc.	5,388	700
MercadoLibre, Inc. (Argentina)*	694	336
zooplus AG (Germany)*	844	91
		3,354
IT Services 1.6%
First Data Corp., Class A*(d)	38,370	992
Luxoft Holding, Inc.*(d)	5,400	315
MoneyGram International, Inc.*(d)	6,300	21
PayPal Holdings, Inc.*	3,144	355
Travelport Worldwide Ltd.(d)	12,900	202
Visa, Inc., Class A	2,740	450
Wirecard AG (Germany)	2,999	450
Worldpay, Inc.*(d)	1,500	176
		2,961
Life Sciences Tools & Services 0.6%
Eurofins Scientific SE (Luxembourg)	463	212
Gerresheimer AG (Germany)*	4,061	305
Pacific Biosciences of California, Inc.*(d)	31,800	235
Thermo Fisher Scientific, Inc.	1,300	361
		1,113
Machinery 0.8%
Deere & Co.	2,115	350
Dover Corp.	4,084	400
Global Brass & Copper Holdings, Inc.	2,400	104
Middleby Corp. (The)*	2,055	272
WABCO Holdings, Inc.*	2,700	358
		1,484
Media 1.0%
Discovery, Inc., Class C*(d)	1,800	52
Fox Corp., Class B*(d)	6,312	243
Gray Television, Inc.*	8,553	200
ITV plc (United Kingdom)	150,676	269
Liberty Global plc, Class C (United Kingdom)*	3,184	83
Investments	Shares	Value (000)
Loral Space & Communications, Inc.*(d)	10,153	$374
Stroeer SE & Co. KGaA (Germany)	2,542	172
Tribune Co. Litigation, Class 1C*(b)(c)(f)	300,000	—
Tribune Media Co., Class A(d)	12,600	582
		1,975
Metals & Mining 0.1%
Pan American Silver Corp. (Canada)(d)	2,551	33
Pretium Resources, Inc. (Canada)*	26,458	201
		234
Oil, Gas & Consumable Fuels 0.9%
Anadarko Petroleum Corp.	3,500	255
Cheniere Energy, Inc.*	5,075	327
Falcon Minerals Corp.(d)	2,000	17
Halcon Resources Corp.*	74,327	97
Marathon Petroleum Corp.	8	—
Midstates Petroleum Co., Inc.*	28,579	365
Phillips 66	4,355	410
Williams Cos., Inc. (The)	9,410	267
		1,738
Personal Products 0.2%
Edgewell Personal Care Co.*	10,269	423
Pharmaceuticals 0.6%
Allergan plc	2,292	337
Aralez Pharmaceuticals, Inc. (Canada)*(d)	345	—
Aratana Therapeutics, Inc.*	7,100	33
Bristol-Myers Squibb Co.	5,480	254
Dr Reddy's Laboratories Ltd., ADR (India)	1,862	78
Elanco Animal Health, Inc.*	8,940	282
Hikma Pharmaceuticals plc (Jordan)	4,695	108
Teva Pharmaceutical Industries Ltd., ADR (Israel)*	1,017	16
		1,108

See Notes to Consolidated Financial Statements

9

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Shares	Value (000)
Professional Services 1.2%
Intertek Group plc (United Kingdom)	2,413	$168
Intertrust NV (Netherlands)(e)	57,281	1,087
Nielsen Holdings plc	11,765	300
TriNet Group, Inc.*(d)	9,897	617
		2,172
Road & Rail 0.3%
Canadian National Railway Co. (Canada)	2,295	213
CSX Corp.	3,880	309
		522
Semiconductors & Semiconductor Equipment 0.7%
Broadcom, Inc.	230	73
Cree, Inc.*	3,825	253
Mellanox Technologies Ltd.*	4,900	590
Versum Materials, Inc.(d)	8,556	446
		1,362
Software 2.0%
Attunity Ltd. (Israel)*	3,700	87
Microsoft Corp.	9,120	1,191
Mitek Systems, Inc.*(d)	2,700	32
PTC, Inc.*	4,485	406
Red Hat, Inc.*(d)	6,500	1,186
Ultimate Software Group, Inc. (The)*(d)	2,600	860
		3,762
Specialty Retail 0.7%
Pets at Home Group plc (United Kingdom)	166,954	329
Sports Direct International plc (United Kingdom)*	228,672	888
Toys R Us, Inc.*(c)	1,005	11
		1,228
Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc.	4,106	824
Dell Technologies, Inc., Class C*(d)	339	23
Samsung Electronics Co. Ltd., GDR (South Korea)(e)	221	218
		1,065
Textiles, Apparel & Luxury Goods 1.1%
Capri Holdings Ltd.*	2,738	121
G-III Apparel Group Ltd.*	17,562	758
PVH Corp.	8,342	1,076
Tapestry, Inc.	4,501	145
		2,100
Investments	Shares	Value (000)
Tobacco 0.2%
Philip Morris International, Inc.	4,265	$369
Trading Companies & Distributors 0.2%
Brenntag AG (Germany)	5,750	310
Water Utilities 0.0%(a)
Connecticut Water Service, Inc.(d)	200	14
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.*	4,085	298
Total Common Stocks (Cost $49,079)		53,553
	Principal Amount
Asset-Backed Securities 7.7%
ALM XVIII Ltd. Series 2016-18A, Class CR, (ICE LIBOR USD 3 Month + 3.00%), 5.60%, 1/15/2028(g)(h)	$1,000,000	971
Atlas Senior Loan Fund IV Ltd. Series 2013-2A, Class B2LR, (ICE LIBOR USD 3 Month + 4.90%), 7.58%, 2/17/2026(g)(h)	1,000,000	948
CarVal CLO Ltd. Series 2018-1A, Class D, (ICE LIBOR USD 3 Month + 2.89%), 5.49%, 7/16/2031(g)(h)	1,000,000	952
Catamaran CLO Ltd. Series 2015-1A, Class DR, (ICE LIBOR USD 3 Month + 2.80%), 5.39%, 4/22/2027(g)(h)	1,000,000	985
Series 2013-1A, Class DR, (ICE LIBOR USD 3 Month + 2.80%), 5.38%, 1/27/2028(g)(h)	1,000,000	985
Investments	Principal Amount	Value (000)
Series 2016-1A, Class C, (ICE LIBOR USD 3 Month + 3.85%), 6.45%, 1/18/2029(g)(h)	$1,000,000	$998
CWABS Asset- Backed Certificates Trust Series 2005-7, Class AF4, 4.87%, 9/25/2034(i)	57,173	57
Jamestown CLO V Ltd. Series 2014-5A, Class B2R, 3.84%, 1/17/2027(g)	1,000,000	985
JP Morgan Mortgage Acquisition Trust Series 2007-CH1, Class AF6, 4.91%, 11/25/2036(j)	83,062	84
Mountain View CLO LLC Series 2017-1A, Class D, (ICE LIBOR USD 3 Month + 3.60%), 6.20%, 10/16/2029(g)(h)	1,000,000	987
New Residential Mortgage LLC Series 2018-FNT2, Class D, 4.92%, 7/25/2054(g)	978,590	990
Octagon Investment Partners XIV Ltd. Series 2012-1A, Class CR, (ICE LIBOR USD 3 Month + 4.00%), 6.60%, 7/15/2029(g)(h)	1,000,000	1,000
OFSI Fund V Ltd. Series 2013-5A, Class B2L, (ICE LIBOR USD 3 Month + 5.25%), 7.84%, 4/17/2025(g)(h)	1,000,000	1,000
OneMain Financial Issuance Trust Series 2015-2A, Class D, 5.64%, 7/18/2025(g)	1,500,000	1,507

See Notes to Consolidated Financial Statements

10

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Principal Amount	Value (000)
TICP CLO II-2 Ltd. Series 2018-IIA, Class C, (ICE LIBOR USD 3 Month + 2.95%, 2.95% Floor), 5.54%, 4/20/2028(g)(h)	$1,000,000	$977
WhiteHorse X Ltd. Series 2015-10A, Class DR, (ICE LIBOR USD 3 Month + 3.00%, 3.00% Floor), 5.59%, 4/17/2027(g)(h)	1,000,000	990
Total Asset-Backed Securities (Cost $14,625)		14,416
Loan Assignments 5.8%
Aerospace & Defense 0.1%
Maxar Technologies Ltd., Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.24%, 10/4/2024(h)	206,477	166
Automobiles 0.1%
Panther BF, Term Loan B 3/18/2026(k)(l)	244,000	245
Capital Markets 0.4%
Dun & Bradstreet Corp. (The), 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 7.48%, 2/6/2026(h)	224,000	226
Financial & Risk US Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.23%, 10/1/2025(h)	308,228	305
Millennium Trust Co., Term Loan (ICE LIBOR USD 6 Month + 5.00%), 7.50%, 3/27/2026(c)(h)	150,000	148
		679
Investments	Principal Amount	Value (000)
Chemicals 0.1%
Unifrax, 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 8.50%), 11.09%, 11/5/2026(b)(h)	$92,000	$87
Unifrax, Term Loan (ICE LIBOR USD 3 Month + 3.75%), 6.35%, 11/5/2025(h)	95,760	94
		181
Commercial Services & Supplies 0.3%
Belfor, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 6.48%, 4/3/2026(h)	32,000	32
Cenveo Corp, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 9.00%); ICE LIBOR USD 3 Month + 8.00%), 11.49%, 6/7/2023(b)(h)(u)	126,487	117
PSC Industrial Holdings Corp., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 8.50%), 10.97%, 10/11/2025(b)(c)(h)	218,000	209
Quad/Graphics, Inc., Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 7.49%, 2/2/2026(c)(h)	173,000	174
		532
Communications Equipment 0.2%
4L Holdings Corp., Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 6.98%, 5/8/2020(c)(h)	385,521	368
Global Tel Link Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 6.73%, 11/29/2025(h)	45,885	46
		414
Investments	Principal Amount	Value (000)
Diversified Consumer Services 0.1%
Cambium Learning Group, Term Loan (ICE LIBOR USD 3 Month + 4.50%), 7.04%, 11/20/2026(c)(h)	$192,518	$193
Diversified Financial Services 0.2%
Intelsat Jackson Holdings SA, Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.23%, 11/27/2023(h)	68,000	68
Travelport Finance Luxembourg SARL, Term Loan 3/18/2026(k)(l)	332,000	324
		392
Diversified Telecommunication Services 0.2%
US TelePacific Corp., Term Loan (ICE LIBOR USD 3 Month + 5.00%), 7.60%, 5/2/2023(h)	350,667	336
Electric Utilities 0.4%
Sandy Creek Energy Associates LP, Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 6.60%, 11/9/2020(h)	793,861	708
Energy Equipment & Services 0.3%
Seadrill Operating LP, Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 8.60%, 2/21/2021(h)	684,109	545
Food & Staples Retailing 0.1%
United Natural Foods, Inc., Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.73%, 10/22/2025(h)	182,441	159

See Notes to Consolidated Financial Statements

11

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Principal Amount	Value (000)
Health Care Equipment & Supplies 0.1%
Lifescan Global Corp., Term Loan (ICE LIBOR USD 3 Month + 6.00%; ICE LIBOR USD 6 Month + 6.00%), 8.66%, 10/1/2024(h)(u)	$208,290	$204
Health Care Providers & Services 0.4%
Air Methods Corp., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 6.10%, 4/22/2024(h)	146,860	126
PharMerica Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.98%, 3/5/2026(h)	226,417	228
Regionalcare Hospital, Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 6.99%, 11/16/2025(h)	444,885	447
		801
Health Care Technology 0.2%
athenahealth, Inc., Term Loan B (ICE LIBOR USD 3 Month + 4.50%), 7.20%, 2/5/2026(h)	438,000	440
Hotels, Restaurants & Leisure 0.0%(a)
PFC Acquisition Corp., Term Loan (ICE LIBOR USD 3 Month + 6.50%), 9.09%, 3/1/2026(h)	34,000	33
Household Durables 0.0%(a)
Traeger Pellet Grills LLC, 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 8.50%), 11.10%, 9/25/2025(b)(c)(h)	114,000	108
Investments	Principal Amount	Value (000)
Insurance 0.6%
AmTrust Financial Services, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 8.50%), 10.98%, 3/2/2026(b)(c)(h)	$225,000	$221
Confie Seguros Holding II Co., Term Loan B (ICE LIBOR USD 3 Month + 4.75%), 7.38%, 4/19/2022(h)	690,491	689
Confie Seguros Holding, Term Loan (ICE LIBOR USD 3 Month + 8.50%), 11.13%, 12/30/2024(b)(h)	167,000	164
		1,074
IT Services 0.1%
Converge One Holdings, Term Loan (ICE LIBOR USD 1 Month + 5.00%), 7.48%, 1/4/2026(h)	151,000	148
Leisure Products 0.4%
Champ Acquisition Corp., Term Loan (ICE LIBOR USD 3 Month + 5.50%), 8.10%, 12/17/2025(c)(h)	189,525	191
Northpole Newco SARL, Term Loan 4/10/2025(b)(k)(l)	238,000	221
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 6 Month + 4.50%), 7.06%, 12/22/2025(c)(h)	203,000	204
Recess Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 7.75%), 10.23%, 9/29/2025(b)(c)(h)	157,000	150
		766
Media 0.3%
EW Scripps Co. (The), Term Loan B 4/3/2026(c)(k)(l)	68,000	68
Investments	Principal Amount	Value (000)
MediArena Acquisition BV, Term Loan B (ICE LIBOR USD 3 Month + 5.75%), 8.35%, 8/13/2021(h)	$218,428	$218
Univision Communications, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.23%, 3/15/2024(h)	325,977	313
		599
Multiline Retail 0.2%
JC Penney Corp., Inc., Term Loan (ICE LIBOR USD 3 Month + 4.25%), 6.88%, 6/23/2023(h)	341,194	303
Oil, Gas & Consumable Fuels 0.6%
Southcross Energy Partners LP, DIP New Money Term Loan (ICE LIBOR USD 6 Month + 10.00%), 12.49%, 10/1/2019(b)(c)(h)	88,984	88
Southcross Energy Partners LP, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 6.85%, 8/4/2021(b)(h)	1,108,429	876
Southcross Energy Partners LP, Term Loan (ICE LIBOR USD 6 Month + 9.00%), 14.50%, 10/1/2019(b)(c)(h)	163,138	163
		1,127
Real Estate Management & Development 0.0%(a)
Toys R Us Property Co. I LLC, Term Loan (ICE LIBOR USD 1 Month + 5.00%), 7.49%, 8/21/2019(b)(c)(h)	4,840	4

See Notes to Consolidated Financial Statements

12

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Principal Amount	Value (000)
Software 0.3%
Aptean, Inc., 1st Lien Term Loan (ICE LIBOR USD 6 Month + 4.25%), 6.74%, 4/23/2026(h)	$38,000	$38
McAfee LLC, Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.23%, 9/30/2024(h)	337,984	340
Project Alpha Intermediate Holding, Inc., Term Loan B 4/26/2024(k)(l)	23,000	23
Ultimate Software Group, Inc. (The), Term Loan 4/8/2026(k)(l)	151,000	152
		553
Specialty Retail 0.1%
Toys R Us, Inc., Mezzanine Loan 0.00%, 2/4/2024(b)	40,767	41
Toys R Us, Inc., Term Loan 0.00%, 2/4/2024(b)	149,485	150
		191
Water Utilities 0.0%(a)
Innovative Water Care, 1st Lien Term Loan (ICE LIBOR USD 6 Month + 5.00%), 7.60%, 12/30/2024(h)	68,000	65
Total Loan Assignments (Cost $11,146)		10,966
Commercial Mortgage-Backed Securities 5.2%
CHT Mortgage Trust Series 2017-CSMO, Class F, (ICE LIBOR USD 1 Month + 3.74%, 3.74% Floor), 6.21%, 11/15/2036(g)(h)	1,000,000	1,003
Investments	Principal Amount	Value (000)
CORE Mortgage Trust Series 2019-CORE, Class F, (ICE LIBOR USD 1 Month + 2.35%, 2.35% Floor), 4.82%, 12/15/2031(g)(h)	$1,000,000	$1,001
Hilton Orlando Trust Series 2018-ORL, Class E, (ICE LIBOR USD 1 Month + 2.65%), 5.12%, 12/15/2034(g)(h)	1,500,000	1,509
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PHH, Class E, (ICE LIBOR USD 1 Month + 2.41%, 2.26% Floor), 4.88%, 6/15/2035(g)(h)	1,000,000	1,004
Series 2018-MINN, Class E, (ICE LIBOR USD 1 Month + 2.50%, 2.75% Floor), 4.97%, 11/15/2035(g)(h)	1,000,000	999
Lone Star Portfolio Trust Series 2015-LSP, Class E, (ICE LIBOR USD 1 Month + 5.85%, 5.85% Floor), 8.32%, 9/15/2028(g)(h)	1,194,511	1,202
Morgan Stanley Capital I Trust Series 2018-BOP, Class F, (ICE LIBOR USD 1 Month + 2.50%, 2.50% Floor), 4.97%, 8/15/2033(g)(h)	1,000,000	1,000
Series 2017-JWDR, Class E, (ICE LIBOR USD 1 Month + 3.05%, 3.05% Floor), 5.52%, 11/15/2034(g)(h)	1,000,000	1,006
Palisades Center Trust Series 2016-PLSD, Class D, 4.74%, 4/13/2033(g)	1,000,000	943
Investments	Principal Amount	Value (000)
Total Commercial Mortgage-Backed Securities (Cost $9,737)		$9,667
Collateralized Mortgage Obligations 3.7%
Alternative Loan Trust Series 2005-21CB, Class A17, 6.00%, 6/25/2035	$853,757	825
Chase Mortgage Finance Trust Series 2007-A2, Class 3A2, 4.81%, 7/25/2037(i)	199,235	194
Citicorp Mortgage Securities Trust Series 2006-3, Class 1A10, 6.25%, 6/25/2036	1,253,034	1,290
FHLMC STACR Trust Series 2019-DNA2, Class M2, (ICE LIBOR USD 1 Month + 2.45%), 4.93%, 3/25/2049(g)(h)	1,000,000	1,016
FNMA Connecticut Avenue Securities Series 2016-C05, Class 2M2, (ICE LIBOR USD 1 Month + 4.45%, 4.45% Floor), 6.93%, 1/25/2029(h)	1,000,000	1,087
MASTR Alternative Loan Trust Series 2004-10, Class 4A1, 6.00%, 9/25/2019	24,589	25
RFMSI Series Trust Series 2006-S12, Class 3A4, 5.75%, 12/25/2036	985,851	971
STACR Trust Series 2018-HRP1, Class M2, (ICE LIBOR USD 1 Month + 1.65%), 4.13%, 4/25/2043(g)(h)	853,069	859
WaMu Mortgage Pass-Through Certificates Trust Series 2004-S1, Class 1A11, 5.50%, 3/25/2034	78,546	79

See Notes to Consolidated Financial Statements

13

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Principal Amount	Value (000)
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-1, Class 1A1, 5.50%, 3/25/2035	$342,462	$343
Wells Fargo Mortgage Backed Securities Trust Series 2007-14, Class 1A1, 6.00%, 10/25/2037	332,208	328
Total Collateralized Mortgage Obligations (Cost $7,017)		7,017
Corporate Bonds 3.0%
Chemicals 0.3%
Hexion, Inc. 6.63%, 4/15/2020(m)	343,000	272
10.00%, 4/15/2020(m)	215,000	170
10.38%, 2/1/2022(g)(m)	215,000	168
Momentive Performance Materials, Inc. Escrow 10.00%, 10/15/2020(b)(c)(f)(m)	613,000	—
		610
Diversified Telecommunication Services 0.7%
Frontier Communications Corp. 9.00%, 8/15/2031	431,000	245
Intelsat Jackson Holdings SA (Luxembourg) 9.75%, 7/15/2025(g)	1,004,000	1,030
		1,275
Electric Utilities 0.4%
Pacific Gas & Electric Co. 4.25%, 8/1/2023(g)(m)	218,000	210
6.05%, 3/1/2034(m)	310,000	322
4.45%, 4/15/2042(m)	273,000	248
		780
Investments	Principal Amount	Value (000)
Energy Equipment & Services 0.2%
McDermott Technology Americas, Inc. 10.63%, 5/1/2024(g)	$334,000	$303
Health Care Providers & Services 0.2%
Community Health Systems, Inc. 6.25%, 3/31/2023	351,000	342
Independent Power and Renewable Electricity Producers 0.2%
GenOn Energy, Inc. (ICE LIBOR USD 6 Month + 6.50%), 9.39%, 12/1/2023(h)	435,497	432
GenOn Energy, Inc. Escrow 9.50%, 10/15/2018(b)(c)(f)(m)	354,000	—
9.88%, 10/15/2020(b)(c)(f)(m)	1,655,000	—
		432
Marine 0.1%
Navios Maritime Holdings, Inc. (Greece) 11.25%, 8/15/2022(g)	303,000	205
Media 0.3%
iHeart Communications, Inc. 9.00%, 12/15/2019(m)	865,000	640
Oil, Gas & Consumable Fuels 0.4%
Denbury Resources, Inc. 9.00%, 5/15/2021(g)	144,000	146
9.25%, 3/31/2022(g)	412,000	417
Halcon Resources Corp. 6.75%, 2/15/2025	192,000	124
Midstates Petroleum Co., Inc. Escrow 10.00%, 6/1/2020(b)(c)(f)(m)	1,848,000	—
		687
Specialty Retail 0.2%
Staples, Inc. 7.50%, 4/15/2026(g)	279,000	279
Total Corporate Bonds (Cost $5,701)		5,553
Investments	Principal Amount	Value (000)
Convertible Bonds 0.8%
Diversified Telecommunication Services 0.2%
Inmarsat plc (United Kingdom) 3.88%, 9/9/2023(e)	$200,000	$299
Intelsat SA 4.50%, 6/15/2025(g)	56,000	77
		376
Media 0.4%
DISH Network Corp. 3.38%, 8/15/2026	919,000	843
Oil, Gas & Consumable Fuels 0.2%
Chesapeake Energy Corp. 5.50%, 9/15/2026(j)	352,000	319
Total Convertible Bonds (Cost $1,594)		1,538
	Shares
Closed End Funds 0.5%
Internet & Direct Marketing Retail 0.5%
Altaba, Inc.*(d) (Cost $483)	11,800	890
Master Limited Partnerships 0.3%
Capital Markets 0.3%
Blackstone Group LP (The)	7,650	302
Oaktree Capital Group LLC	5,000	253
Total Master Limited Partnerships (Cost $541)		555
	Principal Amount
U.S. Treasury Obligations 0.1%
U.S. Treasury Bonds 3.00%, 2/15/2047 (Cost $193)	$185,000	188
	No. of Rights
Rights 0.1%
Biotechnology 0.1%
Ambit Biosciences Corp. (Daiichi Sankyo Co. Ltd.), CVR*(b)(c)(f)	70,000	142
Clementia Pharmaceuticals, Inc., CVR (Canada)*(c)(f)	3,200	4

See Notes to Consolidated Financial Statements

14

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	No. of Rights	Value (000)
Tobira Therapeutics, Inc., CVR*(b)(c)(f)	6,900	$—
		146
Food Products 0.0%(a)
Schuman, Inc., CVR*(b)(c)(f)	9,200	5
Media 0.0%
Media General, Inc., CVR*(b)(c)(f)	76,116	—
Metals & Mining 0.0%(a)
Pan American Silver Corp. (Canada)*(b)(c)(f)	28,600	10
Pharmaceuticals 0.0%
Omthera Pharmaceuticals, Inc. (AstraZeneca plc), CVR (United Kingdom)*(b)(c)(f)	100	—
Total Rights (Cost $24)		161
	Shares
Preferred Stocks 0.0%(a)
Media 0.0%(a)
GCI Liberty, Inc., Series A, 7.00%, 3/10/2039(d)(n) (Cost $36)	1,860	48
	No. of Warrants
Warrants 0.0%(a)
Capital Markets 0.0%(a)
FinTech Acquisition Corp. III, expiring 12/31/2020*(c)(f)	1,712	1
Forum Merger II Corp., expiring 9/30/2025*(d)	9,700	4
J2 Acquisition Ltd., expiring 9/7/2027*	9,800	2
Nebula Acquisition Corp., expiring 1/12/2023*(d)	2,366	2
Trinity Merger Corp., expiring 5/31/2023*(d)	10,800	3
VectoIQ Acquisition Corp., expiring 6/11/2023*(d)	6,400	3
		15
Investments	No. of Warrants	Value (000)
Energy Equipment & Services 0.0%(a)
US Well Services, Inc., expiring 5/28/2021*	21,837	$20
Thrifts & Mortgage Finance 0.0%
Ditech Holding Corp., expiring 2/9/2028*	3,869	—
Total Warrants (Cost $5)		35
	Shares
Short-Term Investments 40.6%
Investment Companies 40.6%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class, 2.26%(o)(p) (Cost $76,194)	76,194,061	76,194
Total Options Purchased 0.0%(a)(q) (Cost $99)		21
Total Long Positions (Cost $176,474)		180,802
Short Positions (9.0)%(r)
Common Stocks (7.3)%
Airlines (0.2)%
Allegiant Travel Co.	(1,845)	(271)
Automobiles (0.2)%
Tesla, Inc.*	(1,627)	(388)
Banks (1.5)%
Banco Bilbao Vizcaya Argentaria SA (Spain)	(32,870)	(200)
Banco Santander SA (Spain)	(40,990)	(207)
BB&T Corp.	(2,980)	(153)
Canadian Imperial Bank of Commerce (Canada)	(5,015)	(422)
Chemical Financial Corp.	(253)	(11)
First Merchants Corp.	(1,184)	(43)
Laurentian Bank of Canada (Canada)	(10,740)	(340)
Royal Bank of Canada (Canada)	(5,870)	(468)
Investments	Shares	Value (000)
Royal Bank of Scotland Group plc (United Kingdom)	(38,880)	$(122)
Societe Generale SA (France)	(6,235)	(197)
Svenska Handelsbanken AB, Class A (Sweden)	(20,200)	(221)
UniCredit SpA (Italy)	(15,070)	(208)
Wells Fargo & Co.	(5,085)	(246)
		(2,838)
Biotechnology (0.2)%
Amgen, Inc.	(1,785)	(320)
Building Products (0.1)%
Trex Co., Inc.*	(3,525)	(244)
Capital Markets (0.1)%
Brookfield Asset Management, Inc., Class A (Canada)	(2,692)	(130)
Diversified Consumer Services (0.3)%
Adtalem Global Education, Inc.*	(7,850)	(387)
Sotheby's*	(5,805)	(245)
		(632)
Diversified Telecommunication Services (0.0)%(a)
Inmarsat plc (United Kingdom)	(3,731)	(27)
Electrical Equipment (0.2)%
Acuity Brands, Inc.	(3,040)	(445)
Electronic Equipment, Instruments & Components (0.0)%(a)
II-VI, Inc.*	(954)	(38)
Energy Equipment & Services (0.2)%
Helmerich & Payne, Inc.	(637)	(37)
Keane Group, Inc.*	(4,372)	(46)
Patterson-UTI Energy, Inc.	(1,619)	(22)
ProPetro Holding Corp.*	(4,884)	(108)
RPC, Inc.	(4,411)	(45)
Superior Energy Services, Inc.*	(3,241)	(12)
		(270)
Equity Real Estate Investment Trusts (REITs) (0.3)%
AvalonBay Communities, Inc.	(1,770)	(356)
Simon Property Group, Inc.	(950)	(165)
		(521)

See Notes to Consolidated Financial Statements

15

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Shares	Value (000)
Health Care Equipment & Supplies (0.4)%
Align Technology, Inc.*	(785)	$(255)
Boston Scientific Corp.*	(7,300)	(271)
Medtronic plc	(2,960)	(263)
		(789)
Household Durables (0.1)%
Lennar Corp., Class A	(3,503)	(182)
Household Products (0.1)%
Clorox Co. (The)	(1,275)	(204)
Insurance (0.2)%
Trupanion, Inc.*	(11,305)	(371)
Interactive Media & Services (0.3)%
Zillow Group, Inc., Class C*	(15,275)	(510)
Internet & Direct Marketing Retail (0.4)%
Alibaba Group Holding Ltd., ADR (China)*	(4,149)	(770)
IT Services (0.6)%
Fidelity National Information Services, Inc.	(1,394)	(162)
Fiserv, Inc.*	(7,147)	(623)
Western Union Co. (The)	(18,255)	(355)
		(1,140)
Media (0.5)%
Discovery, Inc., Class A*	(1,305)	(40)
DISH Network Corp., Class A*	(4,935)	(173)
EW Scripps Co. (The), Class A	(4,502)	(103)
Fox Corp., Class A*	(1,600)	(63)
New Media Investment Group, Inc.	(25,353)	(271)
Omnicom Group, Inc.	(3,885)	(311)
		(961)
Multiline Retail (0.3)%
Canadian Tire Corp. Ltd., Class A (Canada)	(4,220)	(464)
Oil, Gas & Consumable Fuels (0.2)%
Chesapeake Energy Corp.*	(14,379)	(42)
Chevron Corp.	(381)	(46)
SemGroup Corp., Class A	(17,465)	(228)
		(316)
Investments	Shares		Value (000)
Personal Products (0.2)%
Herbalife Nutrition Ltd.*		(5,790)	$(306)
Pharmaceuticals (0.2)%
Bristol-Myers Squibb Co.		(3,265)	(152)
Elanco Animal Health, Inc.*		(903)	(28)
Pfizer, Inc.		(6,210)	(252)
			(432)
Real Estate Management & Development (0.1)%
Realogy Holdings Corp.		(16,090)	(209)
Software (0.0)%(a)
VMware, Inc., Class A		(165)	(34)
Thrifts & Mortgage Finance (0.4)%
Genworth MI Canada, Inc. (Canada)		(13,315)	(414)
Home Capital Group, Inc. (Canada)*		(23,985)	(339)
			(753)
Total Common Stocks (Proceeds $(13,454))			(13,565)
	Principal Amount
Corporate Bonds (1.1)%
Banks (0.0)%(a)
Norddeutsche Landesbank Girozentrale (Germany) 6.00%, 6/29/2020	EUR	(51,000)	(61)
Chemicals (0.2)%
Huntsman International LLC 4.50%, 5/1/2029		$(406,000)	(409)
Diversified Financial Services (0.0)%(a)
Refinitiv US Holdings, Inc. 8.25%, 11/15/2026(g)		(116,000)	(118)
Diversified Telecommunication Services (0.2)%
Frontier Communications Corp. 10.50%, 9/15/2022		(433,000)	(320)
Investments	Principal Amount	Value (000)
Equity Real Estate Investment Trusts (REITs) (0.2)%
CBL & Associates LP
5.25%, 12/1/2023	$(222,000)	$(160)
5.95%, 12/15/2026	(294,000)	(211)
		(371)
Health Care Providers & Services (0.2)%
Community Health Systems, Inc. 5.13%, 8/1/2021	(351,000)	(349)
Media (0.2)%
AMC Networks, Inc. 4.75%, 8/1/2025	(326,000)	(326)
Specialty Retail (0.1)%
Staples, Inc. 10.75%, 4/15/2027(g)	(155,000)	(158)
Total Corporate Bonds (Proceeds $(2,211))		(2,112)
	Shares
Exchange Traded Funds (0.3)%
SPDR S&P Oil & Gas Equipment & Services ETF	(5,785)	(64)
SPDR S&P Oil & Gas Exploration & Production ETF	(15,856)	(491)
VanEck Vectors Oil Services ETF	(1,276)	(21)
Total Exchange Traded Funds (Proceeds $(762))		(576)
	Principal Amount
U.S. Treasury Obligations (0.3)%
U.S. Treasury Bonds 3.38%, 11/15/2048	$(175,000)	(191)
U.S. Treasury Notes 2.63%, 2/15/2029	(380,000)	(384)
Total U.S. Treasury Obligations (Proceeds $(573))		(575)
Total Short Positions (Proceeds $(17,000))		(16,828)
Total Investments 87.4% (Cost $159,474)		163,974
Other Assets Less Liabilities 12.6%(s)(t)		23,503
Net Assets 100.0%		$187,477

See Notes to Consolidated Financial Statements

16

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

*  Non-income producing security.

(a)  Represents less than 0.05% of net assets of the Fund.

(b)  Illiquid security.

(c)  Value determined using significant unobservable inputs.

(d)  All or a portion of this security is pledged with the custodian for securities sold short and/or options written.

(e)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. At April 30, 2019, the total value of these securities amounted to approximately $2,207,000, which represents 1.2% of net assets of the Fund.

(f)  Security fair valued as of April 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2019 amounted to approximately $166,000, which represents 0.1% of net assets of the Fund.

(g)  Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2019, these securities amounted to approximately $28,652,000 of long positions and $(276,000) of short positions, which represents 15.3% and (0.1%) respectively, of net assets of the Fund. Securities denoted with "(g)" but without "(b)", if any, have been deemed by the investment manager to be liquid.

(h)  Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2019 and changes periodically.

(i)  Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2019.

(j)  Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of April 30, 2019.

(k)  All or a portion of this security was purchased on a delayed delivery basis.

(l)  All or a portion of this security had not settled as of April 30, 2019 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.

(m)  Defaulted security.

(n)  Perpetual security. The rate reflected was the rate in effect on April 30, 2019. The maturity date reflects the next call date.

(o)  Represents 7-day effective yield as of April 30, 2019.

(p)  All or a portion of this security is segregated in connection with obligations for delayed delivery securities, futures, swaps, options written, and/or forward foreign currency contracts with a total value of approximately $64,075,000.

(q)  See "Purchased option contracts" under Derivative Instruments.

(r)  At April 30, 2019, the Fund had approximately $17,319,000 deposited in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.

(s)  Includes the impact of the Fund's open positions in derivatives at April 30, 2019.

See Notes to Consolidated Financial Statements

17

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

(t)  As of April 30, 2019, the value of unfunded loan commitments was approximately $147,000 (See Note A of the Notes to Consolidated Financial Statements).

(u)  The stated interest rate represents the weighted average interest rate at April 30, 2019 of the underlying contracts within the Loan Assignment. Interest rates on the underlying contracts are primarily determined by reference to the indicated base lending rate and spread, which are indicated in the security description, and the reset period, which is generally weekly, monthly or quarterly.

Abbreviations

ADR  American Depositary Receipt

CLO  Collateralized Loan Obligations

CVR  Contingent Value Rights

DIP  Debtor-in-Possession

ETF  Exchange Traded Fund

EUR  Euro

FHLMC  Federal Home Loan Mortgage Corp.

FNMA  Federal National Mortgage Association

GDR  Global Depositary Receipt

ICE  Intercontinental Exchange

LIBOR  London Interbank Offered Rate

OYJ  Public Limited Company

PJSC  Public Joint Stock Company

SA  Société Anonyme

SpA  Società per Azioni

SPDR  Standard & Poor's Depositary Receipt

USD  United States Dollar

Derivative Instruments

Futures contracts ("futures")

At April 30, 2019, open positions in futures for the Fund were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
Amsterdam Exchange Index	1	5/2019	$127,465	$2,229
Brent Crude Oil	4	5/2019	288,240	(7,405)
CAC 40 10 Euro Index	4	5/2019	248,838	3,826
Hang Seng Index	1	5/2019	187,819	(563)
HSCEI	3	5/2019	219,298	(2,967)
MSCI Singapore Index	3	5/2019	83,498	717
MSCI Taiwan Index	3	5/2019	122,610	(753)
NY Harbor ULSD	2	5/2019	174,544	(1,415)
OMXS30 Index	6	5/2019	105,442	2,894
RBOB Gasoline	5	5/2019	434,028	8,772

See Notes to Consolidated Financial Statements

18

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
SGX FTSE China A50 Index	6	5/2019	$81,855	$(448)
SGX NIFTY 50 Index	4	5/2019	94,232	400
WTI Crude Oil	4	5/2019	255,640	(3,448)
100 oz Gold	1	6/2019	128,570	338
Australia 10 Year Bond	7	6/2019	682,363	12,336
Australia 3 Year Bond	26	6/2019	2,088,143	8,945
Brent Crude Oil	2	6/2019	142,900	3,937
Canada 10 Year Bond	8	6/2019	825,140	2,725
Canada 10 Year Bond	15	6/2019	1,547,137	9,995
DAX Index	1	6/2019	346,322	10,264
EURO STOXX 50 Index	8	6/2019	309,741	11,162
Euro-Bobl	31	6/2019	4,621,923	9,986
Euro-BTP	4	6/2019	585,296	218
Euro-Bund	1	6/2019	185,412	1,249
Euro-Bund	10	6/2019	1,854,117	(2,117)
Euro-Buxl	3	6/2019	635,072	22,370
Euro-OAT	5	6/2019	908,496	320
Euro-OAT	8	6/2019	1,453,594	18,960
Euro-Schatz	62	6/2019	7,782,827	1,493
Foreign Exchange USD/CEK	1	6/2019	99,532	1,774
Foreign Exchange USD/NOK	1	6/2019	99,793	152
FTSE 100 Index	3	6/2019	288,373	4,909
FTSE/JSE Top 40 Index	4	6/2019	147,182	636
Lean Hogs	3	6/2019	105,870	(10,663)
Live Cattle	1	6/2019	45,700	(3,013)
Long Gilt	8	6/2019	1,328,202	(12,515)
Low Sulphur Gasoil	2	6/2019	127,550	(2,303)
MSCI Emerging Markets E-Mini Index	1	6/2019	54,010	1,294
NASDAQ 100 E-Mini Index	1	6/2019	156,000	7,168
Nikkei 225 Mini Index	2	6/2019	39,948	83
Palladium	2	6/2019	276,540	(11,962)
Russell 2000 E-Mini Index	1	6/2019	79,710	823
S&P/TSX 60 Index	1	6/2019	148,302	5,543
SPI 200 Index	2	6/2019	222,200	667
U.S. Treasury 2 Year Note	28	6/2019	5,964,219	10,027
U.S. Treasury 5 Year Note	27	6/2019	3,122,297	(844)
U.S. Treasury 10 Year Note	17	6/2019	2,102,422	(4,647)
U.S. Treasury Long Bond	6	6/2019	884,812	1,430
U.S. Treasury Ultra Bond	5	6/2019	821,406	(3,005)
Brent Crude Oil	2	7/2019	141,820	(3,753)
Cocoa	1	7/2019	23,590	(443)
Copper	1	7/2019	72,600	(177)
Cotton No. 2	1	7/2019	38,390	(683)

See Notes to Consolidated Financial Statements

19

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Platinum	2	7/2019	$89,170	$1,688
WTI Crude Oil	2	11/2019	126,140	1,726
3 Month Canadian Bankers Acceptance	30	12/2019	5,489,662	3,635
3 Month Sterling	54	12/2019	8,718,381	(7,243)
3 Month Canadian Bankers Acceptance	27	3/2020	4,943,215	2,596
3 Month Euro Euribor	47	3/2020	13,217,677	2,970
3 Month Sterling	49	3/2020	7,909,925	(7,250)
3 Month Euro Euribor	47	9/2020	13,210,428	5,037
3 Month Eurodollar	35	9/2020	8,560,125	5,951
3 Month Sterling	47	9/2020	7,581,708	(6,888)
3 Month Eurodollar	35	3/2021	8,563,625	2,701
3 Month Sterling	34	3/2021	5,481,315	(2,226)
3 Month Euro Euribor	37	9/2021	10,383,099	4,875
3 Month Eurodollar	36	9/2021	8,806,050	2,324
3 Month Sterling	34	9/2021	5,477,990	(2,304)
3 Month Eurodollar	37	9/2022	9,039,562	1,222
Total Long Contracts			$160,509,102	$103,332
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short Contracts
Natural Gas	(8)	5/2019	$(206,000)	$(2,746)
CBOE Volatility Index	(5)	6/2019	(78,875)	(1,860)
EURO STOXX 50 Index	(17)	6/2019	(658,200)	(45,444)
Euro-BTP	(1)	6/2019	(146,324)	(992)
Foreign Exchange AUD/USD	(35)	6/2019	(2,470,300)	13,735
Foreign Exchange CAD/USD	(6)	6/2019	(448,530)	2,541
Foreign Exchange CHF/USD	(3)	6/2019	(369,750)	6,442
Foreign Exchange EUR/USD	(119)	6/2019	(16,758,919)	179,120
Foreign Exchange JPY/USD	(1)	6/2019	(112,619)	510
Foreign Exchange MXN/USD	(3)	6/2019	(78,600)	(1,928)
Foreign Exchange NZD/USD	(1)	6/2019	(66,830)	1,697
Foreign Exchange ZAR/USD	(7)	6/2019	(243,250)	(3,247)
FTSE 100 Index	(2)	6/2019	(192,249)	(8,225)
Japan 10 Year Bond	(4)	6/2019	(5,484,268)	(1,740)
Long Gilt	(1)	6/2019	(166,025)	1,025
S&P 500 E-Mini Index	(29)	6/2019	(4,275,325)	(219,601)
Sugar No. 11	(4)	6/2019	(55,283)	986
U.S. Treasury 10 Year Note	(1)	6/2019	(123,672)	(1,455)
Canola	(12)	7/2019	(79,039)	1,798
Coffee 'C'	(5)	7/2019	(174,656)	(763)
Corn	(16)	7/2019	(290,000)	(40)

See Notes to Consolidated Financial Statements

20

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
FCOJ-A	(1)	7/2019	$(14,557)	$1,305
KC HRW Wheat	(5)	7/2019	(98,500)	10,820
Rapeseed	(1)	7/2019	(20,665)	(238)
Robusta Coffee	(10)	7/2019	(140,700)	4,230
Silver	(3)	7/2019	(224,760)	(866)
Soybean	(7)	7/2019	(298,900)	12,495
Soybean Meal	(8)	7/2019	(240,080)	4,872
Soybean Oil	(15)	7/2019	(250,920)	9,615
Wheat	(8)	7/2019	(171,500)	7,030
Milling Wheat No. 2	(5)	9/2019	(47,948)	413
Total Short Contracts			$(33,987,244)	$(30,511)
Total Futures				$72,821

For the six months ended April 30, 2019, the average notional value of futures for the Fund was $203,926,398 for long positions and $(69,538,864) for short positions. At April 30, 2019, the Fund had $1,275,434 deposited in segregated accounts to cover margin requirements on open futures.

Forward foreign currency contracts ("forward contracts")

At April 30, 2019, open forward contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
EUR	600,000	USD	671,111	JPMorgan Chase Bank, NA	5/17/2019	$2,745
GBP	270,000	USD	350,826	JPMorgan Chase Bank, NA	5/17/2019	1,549
USD	694,975	CHF	694,581	JPMorgan Chase Bank, NA	5/17/2019	12,288
USD	3,312,072	EUR	2,931,104	JPMorgan Chase Bank, NA	5/17/2019	20,167
USD	2,072,478	GBP	1,581,902	JPMorgan Chase Bank, NA	5/17/2019	7,954
USD	1,385,525	HKD	10,862,560	JPMorgan Chase Bank, NA	5/17/2019	516
USD	2,163	SEK	20,000	JPMorgan Chase Bank, NA	5/17/2019	55
USD	11,201	TRY	65,815	JPMorgan Chase Bank, NA	5/17/2019	275
CAD	4,850,000	USD	3,623,581	JPMorgan Chase Bank, NA	6/12/2019	612
USD	1,172,345	CAD	1,563,000	JPMorgan Chase Bank, NA	6/12/2019	4,383
USD	1,538,913	EUR	1,360,000	JPMorgan Chase Bank, NA	6/12/2019	7,972
USD	1,149,650	GBP	875,000	JPMorgan Chase Bank, NA	6/12/2019	6,067
USD	181,468	SEK	1,675,000	JPMorgan Chase Bank, NA	6/12/2019	4,497
AUD	420,000	JPY	32,829,049	Societe Generale	6/19/2019	524
BRL**	90,000	USD	22,749	Societe Generale	6/19/2019	114
CAD	50,000	USD	37,149	Societe Generale	6/19/2019	221
CHF	230,000	USD	226,318	Societe Generale	6/19/2019	488
EUR	426,584	PLN	1,830,000	Societe Generale	6/19/2019	900
EUR	610,000	TRY	4,144,376	Societe Generale	6/19/2019	13,273
EUR	100,000	USD	112,398	Societe Generale	6/19/2019	240
GBP	40,000	USD	52,243	Societe Generale	6/19/2019	54
See Notes to Consolidated Financial Statements

21

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
HUF	10,410,000	USD	36,136	Societe Generale	6/19/2019	$38
ILS	3,210,000	USD	892,849	Societe Generale	6/19/2019	2,224
INR**	117,050,000	USD	1,665,618	Societe Generale	6/19/2019	3,743
JPY	123,720,050	AUD	1,570,000	Societe Generale	6/19/2019	7,071
JPY	73,040,000	USD	656,746	Societe Generale	6/19/2019	1,598
KRW**	11,340,000	USD	9,734	Societe Generale	6/19/2019	21
MXN	43,630,000	USD	2,251,533	Societe Generale	6/19/2019	31,712
PHP**	92,060,000	USD	1,735,585	Societe Generale	6/19/2019	36,268
PLN	6,620,000	EUR	1,535,428	Societe Generale	6/19/2019	5,454
PLN	240,000	USD	62,840	Societe Generale	6/19/2019	58
SEK	690,000	USD	72,591	Societe Generale	6/19/2019	351
THB	390,000	USD	12,217	Societe Generale	6/19/2019	13
USD	3,203,388	AUD	4,520,000	Societe Generale	6/19/2019	13,262
USD	493,213	BRL**	1,920,000	Societe Generale	6/19/2019	5,457
USD	3,432,609	CAD	4,570,000	Societe Generale	6/19/2019	17,037
USD	4,107,542	CHF	4,090,000	Societe Generale	6/19/2019	74,373
USD	216,164	CLP**	145,290,000	Societe Generale	6/19/2019	1,718
USD	7,013,437	EUR	6,170,000	Societe Generale	6/19/2019	63,675
USD	907,206	GBP	690,000	Societe Generale	6/19/2019	5,089
USD	1,485,400	HUF	417,240,001	Societe Generale	6/19/2019	35,543
USD	614,664	ILS	2,190,000	Societe Generale	6/19/2019	4,006
USD	1,112,192	INR**	77,600,000	Societe Generale	6/19/2019	5,466
USD	2,143,538	JPY	236,990,000	Societe Generale	6/19/2019	7,439
USD	2,805,620	KRW**	3,173,620,000	Societe Generale	6/19/2019	75,694
USD	70,748	MXN	1,350,000	Societe Generale	6/19/2019	100
USD	1,995,553	NOK	17,110,000	Societe Generale	6/19/2019	8,461
USD	563,090	NZD	830,000	Societe Generale	6/19/2019	8,229
USD	2,689,857	PLN	10,210,000	Societe Generale	6/19/2019	14,078
USD	2,056,356	SEK	19,030,000	Societe Generale	6/19/2019	44,632
USD	3,841,892	SGD	5,200,000	Societe Generale	6/19/2019	15,548
USD	260,347	THB	8,270,000	Societe Generale	6/19/2019	1,015
USD	479,891	TRY	2,870,000	Societe Generale	6/19/2019	13,268
USD	28,851	ZAR	410,000	Societe Generale	6/19/2019	356
ZAR	1,620,000	USD	111,220	Societe Generale	6/19/2019	1,372
Total unrealized appreciation						$589,263
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
CHF	5,000	USD	4,963	JPMorgan Chase Bank, NA	5/17/2019	$(49)
EUR	1,200,000	USD	1,358,545	JPMorgan Chase Bank, NA	5/17/2019	(10,833)
HKD	1,600,000	USD	204,061	JPMorgan Chase Bank, NA	5/17/2019	(57)
EUR	2,114,000	USD	2,394,102	JPMorgan Chase Bank, NA	6/12/2019	(14,390)
GBP	992,000	USD	1,303,328	JPMorgan Chase Bank, NA	6/12/2019	(6,831)

See Notes to Consolidated Financial Statements

22

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
SEK	3,815,000	USD	409,482	JPMorgan Chase Bank, NA	6/12/2019	$(6,411)
USD	28,139	EUR	25,000	JPMorgan Chase Bank, NA	6/12/2019	(3)
USD	30,059	GBP	23,000	JPMorgan Chase Bank, NA	6/12/2019	—
AUD	3,220,000	JPY	254,131,918	Societe Generale	6/19/2019	(17,999)
AUD	4,180,000	USD	2,981,358	Societe Generale	6/19/2019	(31,199)
BRL**	1,570,000	USD	407,892	Societe Generale	6/19/2019	(9,051)
CAD	3,380,000	USD	2,537,988	Societe Generale	6/19/2019	(11,810)
CHF	2,570,000	USD	2,583,460	Societe Generale	6/19/2019	(49,167)
CLP**	316,880,000	USD	475,559	Societe Generale	6/19/2019	(7,848)
EUR	1,147,915	PLN	4,950,000	Societe Generale	6/19/2019	(4,279)
EUR	4,380,000	USD	4,978,762	Societe Generale	6/19/2019	(45,218)
GBP	930,000	USD	1,231,118	Societe Generale	6/19/2019	(15,217)
HUF	261,439,999	USD	939,425	Societe Generale	6/19/2019	(30,954)
ILS	1,790,000	USD	501,536	Societe Generale	6/19/2019	(2,413)
INR**	61,340,000	USD	879,247	Societe Generale	6/19/2019	(4,420)
JPY	183,964,555	AUD	2,360,000	Societe Generale	6/19/2019	(7,483)
JPY	198,710,000	USD	1,808,342	Societe Generale	6/19/2019	(17,279)
KRW**	1,868,290,000	USD	1,648,626	Societe Generale	6/19/2019	(41,537)
MXN	7,040,000	USD	370,480	Societe Generale	6/19/2019	(2,064)
NOK	16,890,000	USD	1,986,225	Societe Generale	6/19/2019	(24,687)
NZD	720,000	USD	494,554	Societe Generale	6/19/2019	(13,232)
PLN	1,790,000	EUR	416,925	Societe Generale	6/19/2019	(502)
PLN	8,560,000	USD	2,261,061	Societe Generale	6/19/2019	(17,706)
SEK	10,910,000	USD	1,185,146	Societe Generale	6/19/2019	(31,813)
SGD	5,120,000	USD	3,791,193	Societe Generale	6/19/2019	(23,716)
THB	16,610,000	USD	525,566	Societe Generale	6/19/2019	(4,708)
TRY	3,095,408	EUR	470,000	Societe Generale	6/19/2019	(26,127)
TRY	2,400,000	USD	411,481	Societe Generale	6/19/2019	(21,275)
USD	752,714	AUD	1,070,000	Societe Generale	6/19/2019	(2,470)
USD	125,957	BRL**	500,000	Societe Generale	6/19/2019	(1,063)
USD	611,126	CAD	820,000	Societe Generale	6/19/2019	(1,733)
USD	118,216	CHF	120,000	Societe Generale	6/19/2019	(116)
USD	293,918	CLP**	200,090,000	Societe Generale	6/19/2019	(1,413)
USD	538,626	EUR	480,000	Societe Generale	6/19/2019	(2,037)
USD	806,755	GBP	620,000	Societe Generale	6/19/2019	(3,846)
USD	548,359	ILS	1,980,000	Societe Generale	6/19/2019	(3,741)
USD	1,015,661	INR**	71,470,000	Societe Generale	6/19/2019	(3,642)
USD	1,158,383	JPY	129,010,000	Societe Generale	6/19/2019	(4,441)
USD	1,759,435	MXN	34,140,000	Societe Generale	6/19/2019	(27,180)
USD	630,059	NOK	5,450,000	Societe Generale	6/19/2019	(2,883)
USD	93,227	NZD	140,000	Societe Generale	6/19/2019	(365)
USD	1,035,129	PHP**	54,420,000	Societe Generale	6/19/2019	(12,275)
USD	566,613	PLN	2,170,000	Societe Generale	6/19/2019	(2,087)

See Notes to Consolidated Financial Statements

23

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	484,818	SGD	660,000	Societe Generale	6/19/2019	$(833)
USD	224,365	THB	7,180,000	Societe Generale	6/19/2019	(786)
USD	311,027	ZAR	4,550,000	Societe Generale	6/19/2019	(5,205)
ZAR	3,070,000	USD	215,573	Societe Generale	6/19/2019	(2,202)
Total unrealized depreciation						$(578,596)
Net unrealized appreciation						$10,667

**  Non-deliverable forward.

For the six months ended April 30, 2019, the Fund's investments in forward contracts had an average notional value of $(734,362). At April 30, 2019, the Fund had cash collateral of $231,433 and $553,814 deposited in a segregated account for JPMorgan Chase Bank, NA and Societe Generale, respectively, to cover collateral requirements on forward contracts.

Currency Abbreviations

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

CHF  Swiss Franc

CLP  Chilean Peso

EUR  Euro

GBP  Pound Sterling

HKD  Hong Kong Dollar

HUF  Hungarian Forint

ILS  Israeli New Shekel

INR  Indian Rupee

JPY  Japanese Yen

KRW  Korean Won

MXN  Mexican Peso

NOK  Norwegian Krone

NZD  New Zealand Dollar

PHP  Philippine Peso

PLN  Poland Zloty

SEK  Swedish Krona

SGD  Singapore Dollar

THB  Thailand Baht

TRY  Turkish Lira

USD  United States Dollar

ZAR  South African Rand

Credit default swap contracts ("credit default swaps")

At April 30, 2019, the Fund had outstanding credit default swap contracts as follows:

Over the counter credit default swaps—buy protection

Reference Entity	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Maturity Date	Notional Amount	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
International Lease Finance Corp., 8.25%, 12/15/2020	5.00%	quarterly	JPMorgan Chase Bank, NA	12/20/2021	$1,000,000	$(78,463)	$(38,345)	$(5,833)	$(122,641)

For the six months ended April 30, 2019, the average notional value of credit default swaps for the Fund was $6,857,143 for buy protection.

See Notes to Consolidated Financial Statements

24

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Equity swap contracts ("equity swaps")

At April 30, 2019, the Fund had outstanding equity swaps* as follows:

Counterparty	Description	Maturity Dates	Absolute Notional Value	Net Unrealized Appreciation/ (Depreciation)	Financing Costs and Other Receivables/ (Payables)	Value
JPMorgan Chase Bank, NA	The Fund receives the total return on a portfolio of long positions and pays a floating rate plus or minus a specified spread. The Fund pays the total return on a portfolio of short positions and receives a floating rate plus or minus a specified spread. The specified spreads range from –9.60% to 0.85%. The payments/receipts, based on the specified benchmark floating rates (see table below), may be denominated in various foreign currencies based on the local currencies of the positions within the swaps. Payments/receipts, if any, will be made at maturity.	5/2/2019- 5/4/2020	$14,277,352	$140,809	$(62,534)	$78,275

*  The following table represents required component disclosures associated with the equity swaps as of April 30, 2019.

Reference Entity	Shares	Notional Amount(a)	Net Unrealized Appreciation/ (Depreciation)
Long Positions
Australia
Ruralco Holdings Ltd.	14,832	$45,692	$(1,116)
China
Hong Kong International Construction Investment Management Group Co. Ltd.	69,302	26,237	(55)
Germany
Innogy SE	798	37,046	107
Innogy SE	299	12,978	634
Scout24 AG	2,600	133,852	(661)
			80
Netherlands
BinckBank NV	7,536	53,419	1,847
Wessanen	700	9,076	39
			1,886
Norway
Oslo Bors VPS Holding ASA	350	6,450	575
Portugal
EDP—Energias de Portugal SA	7,209	27,321	2,578

See Notes to Consolidated Financial Statements

25

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount(a)	Net Unrealized Appreciation/ (Depreciation)
United Kingdom
BTG plc	53,084	$578,346	$5,426
Earthport plc	21,848	10,399	124
Inmarsat plc	22,445	159,571	579
RPC Group plc	32,316	332,485	7,237
Spire Healthcare Group plc	7,267	12,689	1,006
			14,372
United States
Associated Banc-Corp.	17,962	407,558	6,466
Broadcom, Inc.	905	288,152	35,304
Cott Corp.	41,920	650,179	1,350
CSX Corp.	3,682	293,198	31,334
DXC Technology Co.	5,038	331,198	(6,600)
Equitrans Midstream Corp.	16,604	345,861	96,780
United Technologies Corp.	5,005	713,763	86,385
Walt Disney Co. (The)	2,645	362,286	21,832
			272,851
Total Long Positions of Equity Swaps			$291,171
Short Positions
Canada
BlackBerry Ltd.	(17,695)	(162,440)	(3,397)
Canadian Imperial Bank of Commerce	(2,100)	(176,862)	(4,800)
Canadian Tire Corp. Ltd.	(2,500)	(275,174)	5,847
Dollarama, Inc.	(4,700)	(141,172)	(23,391)
National Bank of Canada	(8,000)	(381,100)	(17,920)
			(43,661)
Netherlands
Signify NV	(3,705)	(111,077)	(23,020)
Spain
Grifols SA	(5,085)	(141,101)	2,902
Siemens Gamesa Renewable Energy SA	(5,341)	(95,788)	(27,091)
			(24,189)
Sweden
Volvo AB	(7,902)	(126,470)	(15,963)
Switzerland
Garrett Motion, Inc.	(7,145)	(134,326)	(24,543)
Roche Holding AG	(939)	(247,525)	(10,166)
			(34,709)

See Notes to Consolidated Financial Statements

26

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount(a)	Net Unrealized Appreciation/ (Depreciation)
United States
Acorda Therapeutics, Inc.	(6,160)	$(64,372)	$27,938
Amgen, Inc.	(1,105)	(198,149)	8,217
Apple, Inc.	(1,390)	(278,931)	(14,775)
Bloom Energy Corp.	(6,320)	(86,078)	21,015
Capri Holdings Ltd.	(1,880)	(82,870)	4,866
Cardinal Health, Inc.	(3,315)	(161,474)	11,122
CH Robinson Worldwide, Inc.	(1,940)	(157,140)	13,876
Cheesecake Factory, Inc. (The)	(2,700)	(133,974)	(13,209)
CVS Health Corp.	(3,300)	(179,454)	(6,905)
Dollar General Corp.	(1,216)	(153,325)	(8,634)
Estee Lauder Cos., Inc. (The)	(764)	(131,263)	(36,002)
F5 Networks, Inc.	(1,450)	(227,505)	19,050
First Midwest Bancorp, Inc.	(6,035)	(129,571)	(1,494)
Fulton Financial Corp.	(16,631)	(286,885)	(19,957)
Haemonetics Corp.	(1,940)	(169,323)	(1,444)
Hanesbrands, Inc.	(7,865)	(142,121)	(9,943)
Hormel Foods Corp.	(3,735)	(149,176)	5,677
Intercept Pharmaceuticals, Inc.	(810)	(69,806)	15,051
Iron Mountain, Inc.	(7,485)	(243,113)	25,250
Landstar System, Inc.	(2,475)	(269,676)	13,118
Leggett & Platt, Inc.	(4,050)	(159,408)	14,153
LivaNova plc	(1,661)	(114,426)	46,408
LyondellBasell Industries NV	(3,060)	(269,984)	3,770
Mercury Systems, Inc.	(1,796)	(131,144)	(36,818)
Merit Medical Systems, Inc.	(3,100)	(174,158)	(1,966)
Motorola Solutions, Inc.	(2,160)	(313,006)	(67,292)
Murphy USA, Inc.	(2,125)	(181,624)	(20,382)
Nuance Communications, Inc.	(16,075)	(270,542)	(11,235)
Omnicom Group, Inc.	(2,621)	(209,759)	(7,169)
Owens Corning	(2,790)	(143,043)	(18,579)
PACCAR, Inc.	(3,819)	(273,708)	(16,307)
Qualys, Inc.	(2,065)	(186,387)	(15,488)
Realogy Holdings Corp.	(6,296)	(81,974)	64,697
Robert Half International, Inc.	(3,750)	(232,837)	2,878
Rockwell Automation, Inc.	(1,526)	(275,763)	(19,744)
Texas Roadhouse, Inc.	(2,704)	(146,043)	18,086
UMB Financial Corp.	(4,202)	(293,552)	(21,998)

See Notes to Consolidated Financial Statements

27

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount(a)	Net Unrealized Appreciation/ (Depreciation)
VF Corp.	(4,510)	$(425,789)	$(49,204)
Walgreens Boots Alliance, Inc.	(4,652)	(249,208)	74,553
			(8,820)
Total Short Positions of Equity Swaps			$(150,362)
Total Long and Short Positions of Equity Swaps with JPMorgan Chase Bank, NA			$140,809

Counterparty	Description	Maturity Dates	Absolute Notional Value	Net Unrealized Appreciation/ (Depreciation)	Financing Costs and Other Receivables/ (Payables)	Value
Morgan Stanley Capital Services LLC	The Fund receives the total return on a portfolio of long positions and pays a floating rate plus or minus a specified spread. The Fund pays the total return on a portfolio of short positions and receives a floating rate plus or minus a specified spread. The specified spreads range from –0.63% to 1.40%. The payments/receipts, based on the specified benchmark floating rates (see table below), may be denominated in various foreign currencies based on the local currencies of the positions within the swaps. Payments/receipts, if any, will be made at maturity.	9/17/2019- 12/12/2019	$10,382,170	$(394,071)	$32,201	$(361,870)

*  The following table represents required component disclosures associated with the equity swaps as of April 30, 2019.

Reference Entity	Shares	Notional Amount(a)	Net Unrealized Appreciation/ (Depreciation)
Long Positions
Brazil
Hypera SA	8,502	$60,885	$1,549
France
Amundi SA	7,807	560,843	168,995
BNP Paribas SA	3,617	192,496	679
Danone SA	8,130	657,269	76,599
Iliad SA	3,226	328,178	(184,509)
Publicis Groupe SA	2,309	136,947	(27,015)
			34,749

See Notes to Consolidated Financial Statements

28

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount(a)	Net Unrealized Appreciation/ (Depreciation)
Germany
Brenntag AG	17,786	$958,738	$29,287
Gerresheimer AG	12,071	907,102	3,234
HeidelbergCement AG	2,977	240,408	(1,711)
Stroeer SE & Co. KGaA	2,978	201,243	4,966
			35,776
Ireland
Ryanair Holdings plc	12,469	166,914	(37,895)
Italy
Anima Holding SpA	26,093	103,777	3,244
Nexi SpA	9,761	88,000	(10,532)
			(7,288)
Luxembourg
Eurofins Scientific SE	2,075	949,547	74,002
South Africa
Aspen Pharmacare Holdings Ltd.	3,240	23,306	(39,510)
South Korea
NAVER Corp.	663	67,824	(3,364)
Switzerland
LafargeHolcim Ltd. (Registered)	6,123	314,758	47,184
Turkey
Migros Ticaret A/S	16,524	38,161	(95,715)
United Kingdom
Barclays plc	27,190	58,247	(10,032)
ITV plc	26,308	46,879	(7,751)
Pets at Home Group plc	50,058	98,827	5,279
			(12,504)
Total Long Positions of Equity Swaps			$(3,016)
Short Positions
Belgium
Colruyt SA	(11,275)	(812,634)	(171,986)
France
Electricite de France SA	(6,306)	(90,815)	(44,475)
Lagardere SCA	(5,372)	(146,172)	3,183
Orange SA	(25,490)	(399,254)	18,639
Pernod Ricard SA	(2,869)	(499,896)	(51,318)
			(73,971)

See Notes to Consolidated Financial Statements

29

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount(a)	Net Unrealized Appreciation/ (Depreciation)
Germany
Deutsche Telekom AG (Registered)	(11,309)	$(189,172)	$15,312
Italy
Eni SpA	(9,585)	(163,602)	(21,863)
Netherlands
Koninklijke Ahold Delhaize NV	(13,664)	(328,886)	(8,296)
Sweden
Hennes & Mauritz AB	(4,095)	(71,395)	(2,298)
Switzerland
Givaudan SA (Registered)	(100)	(258,992)	(72,528)
Roche Holding AG	(272)	(71,700)	(3,783)
			(76,311)
United Kingdom
Bunzl plc	(7,294)	(219,618)	(18,705)
GlaxoSmithKline plc	(5,737)	(117,707)	(22,790)
Marks & Spencer Group plc	(142,713)	(532,053)	50,923
Next plc	(1,032)	(77,595)	(5,293)
Unilever NV	(519)	(31,411)	(4,149)
			(14)
United States
Merck & Co., Inc.	(1,152)	(90,674)	(31,005)
Pfizer, Inc.	(1,976)	(80,245)	(20,623)
			(51,628)
Total Short Positions of Equity Swaps			$(391,055)
Total Long and Short Positions of Equity Swaps with Morgan Stanley Capital Services LLC			$(394,071)

(a)  For the six months ended April 30, 2019, the average notional value of equity swaps for the Fund was $12,917,761 for long positions and $(19,943,121) for short positions.

At April 30, 2019, the Fund had cash collateral of $3,198,568 and $2,760,000 deposited in a segregated account for JPMorgan Chase Bank, NA and Morgan Stanley Capital Services LLC, respectively, to cover collateral requirements on over the counter swaps.

See Notes to Consolidated Financial Statements

30

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Benchmark Floating Rates	Value at Period End
Australian Bank-Bill Swap Reference Rate	1.60%
CDOR—Canadian Dollar Offered Rate	1.98
EONIA—Euro Overnight Index Average Rate	(0.36)
EURIBOR—Euro Interbank Offered Rate	(0.37)
Federal Funds Floating Rate	2.45
HIBOR—Hong Kong Interbank Offered Rate	2.11
LIBOR (CHF)—London Interbank Offered Rate	(0.79)
LIBOR (EUR)—London Interbank Offered Rate	(0.41)
LIBOR (GBP)—London Interbank Offered Rate	0.73
LIBOR (USD)—London Interbank Offered Rate	2.48
NIBOR—Norway Interbank Offered Rate	1.24
SARON—Swiss Average Overnight Rate	(0.73)
SONIA—Sterling Overnight Index Average Rate	0.71
STIBOR—Stockholm Interbank Offered Rate	(0.20)

Purchased option contracts ("options purchased")

At April 30, 2019, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Diversified Telecommunication Services
Intelsat SA	150	$303,600	$13	6/21/2019	$6,000
Exchange Traded Funds
iShares Russell 2000 ETF	167	2,643,443	140	6/28/2019	10,020
SPDR S&P500 ETF Trust	36	1,058,472	253	6/28/2019	2,052
					12,072
Pharmaceuticals
Bristol-Myers Squibb Co.	14	65,002	45	6/21/2019	1,246
Bristol-Myers Squibb Co.	9	41,787	47	6/21/2019	1,597
Bristol-Myers Squibb Co.	1	4,643	50	6/21/2019	388
					3,231
Total options purchased (cost $98,712)					$21,303

Written option contracts ("options written")

At April 30, 2019, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Diversified Telecommunication Services
Intelsat SA	43	$(87,032)	$17	5/17/2019	$(6,558)

See Notes to Consolidated Financial Statements

31

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Equity Funds
iShares Russell 2000 ETF	167	$(2,643,443)	$128	6/28/2019	$(3,590)
SPDR S&P500 ETF Trust	36	(1,058,472)	232	6/28/2019	(918)
					(4,508)
Pharmaceuticals
Bristol-Myers Squibb Co.(a)(b)	11	(51,073)	35	6/21/2019	(33)
Bristol-Myers Squibb Co.	7	(32,501)	37	6/21/2019	(21)
Bristol-Myers Squibb Co.	6	(27,858)	40	6/21/2019	(57)
					(111)
Total puts					$(4,619)
Total options written (premium received $36,080)					$(11,177)

(a)  Security fair valued as of April 30, 2019, in accordance with procedures approved by the Board of Trustees.

(b)  Value determined using significant unobservable inputs.

For the six months ended April 30, 2019, the Fund had an average notional value of $80,528 in options purchased and $(16,317) in options written.

The following is a summary, categorized by Level (see Note A of Notes to Consolidated Financial Statements), of inputs used to value the Fund's investments as of April 30, 2019:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3*	Total
Investments:
Common Stocks
Airlines	$21	$—	$3	$24
Commercial Services & Supplies	672	108	—	780
Independent Power and Renewable Electricity Producers	345	—	762	1,107
Interactive Media & Services	2,787	—	4	2,791
Media	1,975	—	—	1,975
Specialty Retail	1,217	—	11	1,228
Other Common Stocks(a)	45,648	—	—	45,648
Total Common Stocks	52,665	108	780	53,553
Asset-Backed Securities(a)	—	14,416	—	14,416
Loan Assignments
Capital Markets	—	531	148	679
Commercial Services & Supplies	—	149	383	532
Communications Equipment	—	46	368	414
Diversified Consumer Services	—	—	193	193
Household Durables	—	—	108	108
Insurance	—	853	221	1,074
Leisure Products	—	221	545	766
Media	—	531	68	599

See Notes to Consolidated Financial Statements

32

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3*	Total
Oil, Gas & Consumable Fuels	$—	$876	$251	$1,127
Real Estate Management & Development	—	—	4	4
Other Loan Assignments(a)	—	5,470	—	5,470
Total Loan Assignments	—	8,677	2,289	10,966
Commercial Mortgage-Backed Securities	—	9,667	—	9,667
Collateralized Mortgage Obligations	—	7,017	—	7,017
Corporate Bonds
Chemicals	—	610	—	610
Independent Power and Renewable Electricity Producers	—	432	—	432
Other Corporate Bonds(a)	—	4,511	—	4,511
Total Corporate Bonds	—	5,553	—	5,553
Convertible Bonds(a)	—	1,538	—	1,538
Closed End Funds(a)	890	—	—	890
Master Limited Partnerships(a)	555	—	—	555
U.S. Treasury Obligations	—	188	—	188
Rights
Biotechnology	—	—	146	146
Food Products	—	—	5	5
Metals & Mining	—	—	10	10
Total Rights	—	—	161	161
Preferred Stocks(a)	48	—	—	48
Warrants
Capital Markets	14	—	1	15
Energy Equipment & Services	20	—	—	20
Total Warrants	34	—	1	35
Options Purchased
Diversified Telecommunication Services	6	—	—	6
Exchange Traded Funds	12	—	—	12
Pharmaceuticals	3	—	—	3
Total Options Purchased	21	—	—	21
Short-Term Investments	—	76,194	—	76,194
Total Long Positions	$54,213	$123,358	$3,231	$180,802

(a)  The Consolidated Schedule of Investments provides information on the industry categorization for the portfolio.

See Notes to Consolidated Financial Statements

33

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

*  The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance as of 11/1/2018	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 4/30/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2019
Investments in Securities:
(000's omitted)
Common Stocks
Airlines(b)	$17	$—	$(14)	$—	$—	$—	$—	$3	$(14)
Independent Power and Renewable Electricity Producers	—	—	142	620	—	—	—	762	142
Interactive Media & Services(a)	4	—	—	—	—	—	—	4	—
Specialty Retail	—	—	(1)	12	—	—	—	11	(1)
Loan Assignments(b)
Capital Markets	—	—	1	147	—	—	—	148	1
Commercial Services & Supplies	427	2	(6)	168	(208)	—	—	383	(1)
Communications Equipment	—	11	(18)	—	(57)	432	—	368	(17)
Diversified Consumer Services	—	—	10	183	—	—	—	193	10
Household Durables	112	—	(4)	—	—	—	—	108	(4)
Insurance	1,603	—	8	—	(1,218)	—	(172)	221	(1)
Leisure Products	185	1	13	379	(33)	—	—	545	14
Media	—	—	—	68	—	—	—	68	—
Oil, Gas & Consumable Fuels	—	—	—	251	—	—	—	251	—
Real Estate Management & Development	—	11	(19)	—	(199)	211	—	4	3
Rights(a)
Biotechnology	43	—	103	—	—	—	—	146	103
Food Products	18	—	1	—	(14)	—	—	5	(13)
Metals & Mining	—	—	10	—	—	—	—	10	10
Warrant(a)
Capital Markets	—	—	1	—	—	—	—	1	1
Total	$2,409	$25	$227	$1,828	$(1,729)	$643	$(172)	$3,231	$233

See Notes to Consolidated Financial Statements

34

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

(a)  As of the six months ended April 30, 2019, these securities were fair valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

(b)  These securities were valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (see Note A of Notes to Consolidated Financial Statements), of inputs used to value the Fund's investments as of April 30, 2019:

Liability Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short(a)	$(13,565)	$—	$—	$(13,565)
Corporate Bonds Sold Short(a)	—	(2,112)	—	(2,112)
Exchange Traded Funds Sold Short	(576)	—	—	(576)
U.S. Treasury Obligations Sold Short	—	(575)	—	(575)
Total Short Positions	$(14,141)	$(2,687)	$—	$(16,828)

(a)  The Consolidated Schedule of Investments provides information on the industry categorization for the portfolio.

The following is a summary, categorized by Level (see Note A of Notes to Consolidated Financial Statements), of inputs used to value the Fund's derivatives as of April 30, 2019:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3*	Total
Futures(a)
Assets	$461	$—	$—	$461
Liabilities	(388)	—	—	(388)
Forward contracts(a)
Assets	—	589	—	589
Liabilities	—	(578)	—	(578)
Swaps(a)
Assets	—	1,234	—	1,234
Liabilities	—	(1,640)	—	(1,640)
Options written
Liabilities	(11)	—	—	(11)
Total	$62	$(395)	$—	$(333)

(a)  Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the intrument. Equity swaps are reported at the cumulative unrealized appreciation/(depreciation) including financing costs and other receivables/payables. Credit default swaps are reported in the table at value.

See Notes to Consolidated Financial Statements

35

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

*  The following is a reconciliation between the beginning and ending balances of derivative investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance as of 11/1/2018	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 4/30/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2019
Other Financial Instruments:
(000's omitted)
Equity Swaps
United Kingdom	$1	$—	$(1)	$—	$—	$—	$—	$—	$—
Options written(a)
Pharmaceuticals	—	—	1	(1)	—	—	—	—	1
Total	$1	$—	$—	$(1)	$—	$—	$—	$—	$1

(a)  As of the six months ended April 30, 2019, this investment was fair valued in accordance with procedures approved by the Board of Trustees. This investment does not have a material impact on the Fund's net assets and, therefore, disclosure of unobservable inputs used in formulating a valuation is not presented.

^  A balance indicated with a "—", either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Consolidated Financial Statements

36

Consolidated Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Alternative Funds
(000's omitted, except per share amounts)

ABSOLUTE RETURN MULTI-MANAGER FUND
April 30, 2019
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$180,802
Cash	2,074
Due from Custodian	8
Cash collateral segregated for short sales (Note A)	17,319
Cash collateral segregated for swap contracts (Note A)	5,959
Cash collateral segregated for forward foreign currency contracts (Note A)	785
Dividends and interest receivable	724
Receivable for securities sold	1,404
Receivable for Fund shares sold	144
Deposits with brokers for futures contracts (Note A)	1,275
Receivable for variation margin on futures contracts (Note A)	403
Receivable from administrator—net (Note B)	27
Over the counter swap contracts, at value (Note A)	1,234
Receivable for forward foreign currency contracts (Note A)	589
Prepaid expenses and other assets	43
Total Assets	212,790
Liabilities
Due to custodian, foreign currency(b)	3,700
Investments sold short, at value(c) (Note A)	16,828
Options contracts written, at value(d) (Note A)	11
Dividends and interest payable for short sales	64
Over the counter swap contracts, at value(e) (Note A)	1,640
Payable to investment manager (Note B)	273
Payable for securities purchased	1,543
Payable for Fund shares redeemed	352
Payable for forward foreign currency contracts (Note A)	578
Payable for unfunded loan commitments (Note A)	1
Payable to trustees	5
Accrued expenses and other payables	318
Total Liabilities	25,313
Net Assets	$187,477
Net Assets consist of:
Paid-in capital	$295,314
Total distributable earnings/(loss)	(107,837)
Net Assets	$187,477
Net Assets
Institutional Class	$167,761
Class A	8,474
Class C	9,369
Class R6	1,873

See Notes to Consolidated Financial Statements

37

Consolidated Statement of Assets and Liabilities (Unaudited) (cont'd)

Neuberger Berman Alternative Funds (cont'd)
(000's omitted, except per share amounts)

ABSOLUTE RETURN MULTI-MANAGER FUND
April 30, 2019
Shares Outstanding ($.001 par value; unlimited shares authorized)
Institutional Class	15,373
Class A	789
Class C	918
Class R6	171
Net Asset Value, offering and redemption price per share
Institutional Class	$10.91
Class R6	$10.92
Net Asset Value and redemption price per share
Class A	$10.74
Offering Price per share
Class A‡	$11.40
Net Asset Value and offering price per share
Class C^	$10.20
*Cost of Investments:
(a) Unaffiliated issuers	$176,474
(b) Total cost of foreign currency	$(3,731)
(c) Proceeds from investments sold short	$17,000
(d) Premium received from option contracts written	$36
(e) Unamortized upfront receipts on OTC swap contracts	$(78,463)

‡  On single retail sales of less than $50,000. On sales of $50,000 or more or in certain other circumstances described in the Fund's prospectus, offering price is reduced.

^  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See Notes to Consolidated Financial Statements

38

Consolidated Statement of Operations (Unaudited)

Neuberger Berman Alternative Funds
(000's omitted)

ABSOLUTE RETURN MULTI-MANAGER FUND
For the Six Months Ended April 30, 2019
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$1,419
Interest and other income—unaffiliated issuers	1,987
Foreign taxes withheld (Note A)	(9)
Total income	$3,397
Expenses:
Investment management fees (Note B)	1,826
Administration fees (Note B):
Institutional Class	134
Class A	16
Class C	13
Class R6	4
Distribution fees (Note B):
Class A	15
Class C	51
Shareholder servicing agent fees:
Institutional Class	1
Audit fees	72
Custodian and accounting fees	206
Insurance expense	4
Legal fees	84
Registration and filing fees	44
Shareholder reports	41
Trustees' fees and expenses	27
Dividend and interest expense on securities sold short (Note A)	351
Miscellaneous	17
Total expenses	2,906
Expenses reimbursed by Management (Note B)	(359)
Total net expenses	2,547
Net investment income/(loss)	$850

See Notes to Consolidated Financial Statements

39

Consolidated Statement of Operations (Unaudited) (cont'd)

Neuberger Berman Alternative Funds (cont'd)
(000's omitted)

ABSOLUTE RETURN MULTI-MANAGER FUND
For the Six Months Ended April 30, 2019
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	(1,570)
Closed short positions of unaffiliated issuers	738
Settlement of forward foreign currency contracts	(979)
Settlement of foreign currency transactions	(15)
Expiration or closing of futures contracts	2,396
Expiration or closing of option contracts written	23
Expiration or closing of swap contracts	(2,562)
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	5,747
Short positions of unaffiliated issuers	(1,834)
Unfunded loan commitments	(1)
Forward foreign currency contracts	(1)
Foreign currency translations	11
Futures contracts	(870)
Option contracts written	26
Swap contracts	1,144
Net gain/(loss) on investments	2,253
Net increase/(decrease) in net assets resulting from operations	$3,103

See Notes to Consolidated Financial Statements

40

Consolidated Statements of Changes in Net Assets

Neuberger Berman Alternative Funds
(000's omitted)

	ABSOLUTE RETURN MULTI-MANAGER FUND
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$850	$2,360
Net realized gain/(loss) on investments	(1,969)	8,402
Change in net unrealized appreciation/(depreciation) of investments	4,222	(11,627)
Net increase/(decrease) in net assets resulting from operations	3,103	(865)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Institutional Class	31,355	65,360
Class A	855	10,453
Class C	94	458
Class R6	150	11,017
Payments for shares redeemed:
Institutional Class	(67,563)	(159,661)
Class A	(10,433)	(12,723)
Class C	(2,470)	(6,507)
Class R6	(13,762)	(8,232)
Net increase/(decrease) from Fund share transactions	(61,774)	(99,835)
Net Increase/(Decrease) in Net Assets	(58,671)	(100,700)
Net Assets:
Beginning of period	246,148	346,848
End of period	$187,477	$246,148

See Notes to Consolidated Financial Statements

41

Notes to Consolidated Financial Statements Absolute
Return Multi-Manager Fund (Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: Neuberger Berman Alternative Funds (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended (the "1933 Act"). Neuberger Berman Absolute Return Multi-Manager Fund ("Absolute Return Multi-Manager", or the "Fund") is a separate operating series of the Trust, and is diversified. The Fund offers Institutional Class shares, Class A shares, Class C shares and Class R6 shares. The Trust's Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", either reflects a zero balance or a balance rounding to less than $1,000.

The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Neuberger Berman Investment Advisers LLC ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The Fund invests in commodity-related instruments through the Neuberger Berman ARMM Fund I Ltd. (the "Subsidiary"), which is organized under the laws of the Cayman Islands. The Fund is and expects to remain the sole shareholder of the Subsidiary. The Subsidiary is governed by its own Board of Directors.

As of April 30, 2019, the value of the Fund's investment in the Subsidiary was as follows:

Investment in ?Subsidiary	Percentage of Net Assets
$16,443,486	8.8%

2  Consolidation: The accompanying financial statements of the Fund present the consolidated accounts of the Fund and the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation.

3  Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•  Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

42

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund's investments (long and short positions) in equity securities, preferred stocks, exchange traded funds ("ETFs"), exchange traded options purchased and written, master limited partnerships, closed-end funds, rights and warrants, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Fund's investments for long and short positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer quotations, respectively, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available ("Other Market Information").

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services' networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of equity swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated London Interbank Offered Rate ("LIBOR") or Federal Funds floating rate (generally Level 2 or Level 3 inputs).

43

The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value ("NAV") per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund's investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m. Eastern Time on days the New York Stock Exchange ("NYSE") is open for business. The Board has approved the use of ICE Data Pricing and Reference Data LLC ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time as of which the Fund's share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which the Fund's share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which the Fund's share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

4  Foreign currency translations: The accounting records of the Fund and Subsidiary are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain (loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Consolidated Statement of Operations.

5  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount

44

(adjusted for original issue discount, where applicable) and amortization of premium, where applicable, and accretion of discount on short-term investments, if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Consolidated Statement of Operations. Included in net realized gain (loss) on investments are proceeds from the settlement of class action litigations in which the Fund participated as a class member. The amounts of such proceeds for the six months ended April 30, 2019, was $645.

6  Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

The Fund has adopted the provisions of ASC 740 "Income Taxes" ("ASC 740"). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Consolidated Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of April 30, 2019, the Fund did not have any unrecognized tax positions.

The Subsidiary is a controlled foreign corporation under the U.S. Internal Revenue Code. As a U.S. shareholder of a controlled foreign corporation, the Fund will include in its taxable income its share of the Subsidiary's current earnings and profits (including net realized gains). Any deficit generated by the Subsidiary will be disregarded for purposes of computing the Fund's taxable income in the current period and also disregarded for all future periods.

At April 30, 2019 the cost of long security positions and short security positions for U.S. federal income tax purposes was $159,473,898. Gross unrealized appreciation of long security positions, short security positions and derivative instruments was $11,790,111 and gross unrealized depreciation of long security positions, short security positions and derivative instruments was $7,509,157, resulting in net unrealized appreciation of $4,280,954 based on cost for U.S. federal income tax purposes.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

As determined on October 31, 2018, permanent differences resulting primarily from different book and tax accounting were reclassified at year end. Such differences may be attributed to the tax treatment of net operating loss written-off and book income earned by the subsidiary. For the year ended October 31, 2018, the Fund recorded the following permanent reclassifications:

Paid-in Capital	Total Distributable Earnings/(Losses)
$455,484	$(455,484)

45

The tax character of distributions paid during the years ended October 31, 2018 and October 31, 2017 was as follows:

				Distributions Paid From:
Ordinary Income		Tax-Exempt Income		Long-Term Capital Gain		Return of Capital		Total
2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

As of October 31, 2018, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income/(Loss)	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$—	$—	$(6,337,664)	$(103,407,762)	$(1,194,803)	$(110,940,229)

The temporary differences between book basis and tax basis distributable earnings are primarily due to: losses disallowed and recognized on wash sales, straddles and unsettled short sales, nontaxable dividends, investments in subsidiary, constructive sales, capital loss carryover, timing differences of fund level distributions, mark-to-market adjustments on swaps, futures, forward and option contracts; late-year ordinary loss deferrals, unamortized organization expenses, and tax adjustments related to PFICs, partnerships, swap contracts and other investments.

To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, if any, it is the policy of the Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at October 31, 2018, the Fund had unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains, if any, as follows:

Long-Term	Short-Term
$38,537,476	$64,776,750

During the year ended October 31, 2018, the Fund utilized short-term capital loss carryforwards in the amount of $1,802,245 and long-term capital loss carryforwards in the amount of $4,570,833.

In accordance with U.S. Treasury regulations, the Fund has incurred and elected to defer $93,536 as qualified late year ordinary losses incurred after December 31, 2017. Such losses are treated as arising on November 1, 2018.

7  Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

Foreign capital gains on certain foreign securities may be subject to foreign taxes, which are accrued as applicable. At April 30, 2019, there were no outstanding balances of accrued capital gains taxes for the Fund.

8  Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments.

Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in December) and are recorded on the ex-date.

It is the policy of the Fund to pass through to its shareholders substantially all real estate investment trust ("REIT") distributions and other income it receives, less operating expenses. The distributions received from REITs are generally composed of income, capital gains, and/or return of REIT capital, but the REITs do not report this information to the Fund until the following calendar year. At April 30, 2019, the Fund estimated these amounts for the period January 1, 2019 to April 30, 2019 within the financial statements because the 2019 information is not available from the REITs until after the Fund's fiscal year-end. All estimates are based upon REIT information sources available to the Fund together with actual IRS Forms 1099-DIV received to date. For the year ended October 31, 2018, the character of distributions paid to shareholders of the Fund, if any, disclosed within the Consolidated Statements of Changes in Net Assets is based on estimates made at that time. Based on past

46

experience it is possible that a portion of the Fund's distributions during the current fiscal year, if any, will be considered tax return of capital, but the actual amount of the tax return of capital, if any, is not determinable until after the Fund's fiscal year-end. After calendar year-end, when the Fund learns the nature of the distributions paid by REITs during that year, distributions previously identified as income are often recharacterized as return of capital and/or capital gain. After all applicable REITs have informed the Fund of the actual breakdown of distributions paid to the Fund during its fiscal year, estimates previously recorded are adjusted on the books of the Fund to reflect actual results. As a result, the composition of the Fund's distributions as reported herein, if any, may differ from the final composition determined after calendar year-end and reported to the Fund shareholders on IRS Form 1099-DIV.

9  Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund's expenses (other than those specific to each class) are allocated proportionally each day among the classes based upon the relative net assets of each class.

10  Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

11  Securities sold short: The Fund may engage in short sales, which are sales of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities decreases, the Fund will make a profit by purchasing the securities in the open market at a price lower than the one at which it sold the securities. If the price of the securities increases, the Fund may have to cover its short positions at a price higher than the short sale price, resulting in a loss. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size. The Fund pledges securities and/or other assets to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Fund and used to purchase additional securities or for any other purpose. Proceeds maintained by the lender are included in the "Cash collateral segregated for short sales" on the Consolidated Statement of Assets and Liabilities. The Fund is required to segregate an amount of cash or liquid securities in an amount at least equal to the current market value of the securities sold short (less any additional collateral pledged to the lender). The Fund is contractually responsible to remit to the lender any dividends and interest payable on securities while those securities are being borrowed by the Fund. The Fund may receive or pay the net of the interest charged by the prime broker on the borrowed securities and a financing charge for the difference in the market value of the short position and the cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security. These costs related to short sales (i.e., dividend and interest remitted to the lender and interest charged by the prime broker) are recorded as an expense of the Fund and are excluded from the contractual expense limitation. A net negative expense, if any, represents a gain to the Fund as the total cash rebates received exceeded the other costs related to short sales. The net amount of fees incurred are included in the "Dividend and interest expense on securities sold short" on the Consolidated Statement of Operations and were $10,157 for the six months ended April 30, 2019.

47

At April 30, 2019, the Fund had cash pledged in the amount of $17,319,082 to JPMorgan Chase Bank, NA ("JPM"), as collateral for short sales. In addition, JPM has a perfected security interest in these assets. At April 30, 2019, the Fund had securities pledged in the amount of $7,542,682 to JPM to cover collateral requirements for borrowing in connection with securities sold short and options written.

12  Investment company securities, ETFs and exchange traded notes ("ETNs"): The Fund may invest in shares of other registered investment companies, including ETFs, within the limitations prescribed by the 1940 Act, or the exemptive order from the Securities and Exchange Commission that permits the Fund to invest in both affiliated and unaffiliated investment companies, including ETFs, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order, or the ETF's exemptive order. Some ETFs seek to track the performance of a particular market index. These indices include both broad-based market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions or industries. However, some ETFs have an actively-managed investment objective. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will increase expenses and decrease returns. The Fund may also invest in ETNs. ETNs are senior, unsecured, unsubordinated debt securities that are linked to the performance of a particular market index or strategy. The issuer of the ETN pays the Fund an amount based on the returns of the underlying index or strategy, plus principal at maturity. The Fund will bear any applicable fees to the issuer upon redemption or maturity, which will increase expenses and decrease returns.

13  When-issued/delayed delivery securities: The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. When-issued and delayed delivery transactions can have a leverage-like effect on the Fund, which can increase fluctuations in the Fund's NAV. Certain risks may arise upon entering into when-issued or delayed delivery securities transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

14  Derivative instruments: The Fund's use of derivatives during the six months ended April 30, 2019, is described below. Please see the Consolidated Schedule of Investments for the Fund's open positions in derivatives, if any, at April 30, 2019. The Fund has adopted the provisions of ASC 815 "Derivatives and Hedging" ("ASC 815"). The disclosure requirements of ASC 815 distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Consolidated Statement of Operations, they do not qualify for hedge accounting. Accordingly, even though the Fund's investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.

Credit default swap contracts: During the six months ended April 30, 2019, the Fund used credit default swaps as part of its investment strategies, to enhance returns and to hedge against unfavorable changes in the value of investments and to protect against adverse movements in interest rates or credit performance with counterparties.

When the Fund is the buyer of an OTC credit default swap contract, it is entitled to receive the notional amount of the swap from the counterparty if a credit event occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of an OTC credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay,

48

restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make (or the risk of loss) would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may add economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The net periodic payments paid or received on the swap contract are accrued daily as a component of unrealized appreciation/(depreciation) and are recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation/(depreciation) in an amount equal to the daily valuation of the swap. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an International Swaps and Derivatives Association (ISDA) agreement between the Fund and the counterparty. For financial reporting purposes, unamortized upfront payments/(receipts), if any, are netted with unrealized appreciation or depreciation and net interest received or paid on swap contracts to determine the fair value of swaps.

Futures contracts: During the six months ended April 30, 2019, the Fund used futures for economic hedging purposes and to enhance returns.

At the time the Fund or Subsidiary enters into a futures contract, it is required to deposit with the futures commission merchant a specified amount of cash or liquid securities, known as "initial margin," which is a percentage of the value of the futures contract being traded that is set by the exchange upon which the futures contract is traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis, or as needed, as the market price of the futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund or Subsidiary as unrealized gains or losses.

Although some futures by their terms call for actual delivery or acquisition of the underlying securities or currency, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching futures. When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market, possibly at a time of rapidly declining prices, and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures executed on regulated futures exchanges have minimal counterparty risk to the Fund because the exchange's clearinghouse assumes the position of the counterparty in each transaction. Thus, the Fund is exposed to risk only in connection with the clearinghouse and not in connection with the original counterparty to the transaction.

For U.S. federal income tax purposes, futures transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking contracts to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund. Also, the Fund's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Fund's taxable income.

Equity swap contracts: During the six months ended April 30, 2019, the Fund used equity swaps to provide investment exposure to certain investments, primarily foreign securities.

Equity swaps are two-party contracts in which counterparties exchange the return on a specified reference security, basket of securities, security index or index component for the return based on a fixed or floating interest rate during the period of the swap. Equity swaps are marked to market daily based on the value of the underlying reference entity and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. Cash settlement in and out of the swap may occur at a

49

reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an ISDA agreement between the Fund and the counterparty. If the other party to an equity swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Equity swaps are derivatives and their value can be very volatile. To the extent that future market trends, the values of assets or economic factors are not accurately analyzed and predicted, the Fund may suffer a loss, which may exceed the related amounts shown in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses.

Forward foreign currency contracts: During the six months ended April 30, 2019, the Fund used forward foreign currency contracts to hedge foreign currency and to enhance returns.

A forward contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, and is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward contract fluctuates with changes in forward currency exchange rates. Forward contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain or loss. At the consummation of a forward contract to purchase or sell currency, the Fund may either exchange the currencies specified at the maturity of the forward contract or enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a contract is included in "Net realized gain (loss) on settlement of forward foreign currency contracts" in the Consolidated Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risks associated with fluctuations in foreign currency and the risk the counterparty will fail to fulfill its obligation.

Options: During the six months ended April 30, 2019, the Fund used options written to generate incremental returns. The Fund used purchased options to manage or adjust the risk profile and the investment exposure of the Fund to certain securities and to enhance returns.

Premiums paid by the Fund upon purchasing a call or put option are recorded in the asset section of the Fund's Consolidated Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, the Fund realizes a gain or loss and the asset is eliminated. For purchased call options, the Fund's loss is limited to the amount of the option premium paid.

Premiums received by the Fund upon writing a call option or a put option are recorded in the liability section of the Fund's Consolidated Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, the Fund realizes a gain or loss and the liability is eliminated.

When the Fund writes a call option on an underlying asset it does not own, its exposure on such an option is theoretically unlimited. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, the Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a covered call or put option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium.

The Fund may write or purchase options on exchange traded futures contracts ("futures option") to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A futures option is an option contract in which the underlying instrument is a specific futures contract.

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At April 30, 2019, the Fund had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:

Asset Derivatives
(000's omitted)

Derivative Type	Consolidated Statement of Assets and Liabilities Location	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Commodity Risk	Total
OTC swaps	Over the counter swap contracts, at value(1)	$—	$—	$1,234	$—	$—	$1,234
Futures	Receivable/Payable for variation margin on futures contracts(2)	—	206	53	132	70	461
Forward contracts	Receivable for forward foreign currency contracts	—	589	—	—	—	589
Options purchased	Investments in securities, at value	—	—	21	—	—	21
Total Value—Assets		$—	$795	$1,308	$132	$70	$2,305

Liability Derivatives
(000's omitted)

Derivative Type	Consolidated Statement of Assets and Liabilities Location	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Commodity Risk	Total
OTC swaps	Over the counter swap contracts, at value(1)	$(123)	$—	$(1,517)	$—	$—	$(1,640)
Futures	Receivable/Payable for variation margin on futures contracts(2)	—	(5)	(280)	(53)	(50)	(388)
Forward contracts	Payable for forward foreign currency contracts	—	(578)	—	—	—	(578)
Options written	Option contracts written, at value	—	—	(11)	—	—	(11)
Total Value—Liabilities		$(123)	$(583)	$(1,808)	$(53)	$(50)	$(2,617)

(1)  "Over the counter swap contracts" reflects the unrealized appreciation/(depreciation) of the OTC swap contracts plus accrued interest as of April 30, 2019, which is reflected in the Consolidated Statement of Assets and Liabilities under the caption "OTC swap contracts, at value."

(2)  "Futures" reflects the cumulative unrealized appreciation/(depreciation) of futures as of April 30, 2019, which is reflected in the Consolidated Statement of Assets and Liabilities under the caption "Total distributable earnings/(losses)." The current day's variation margin as of April 30, 2019, if any, is reflected in the Consolidated Statement of Assets and Liabilities under the caption "Receivable/Payable for variation margin on futures contracts."
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The impact of the use of these derivative instruments on the Consolidated Statement of Operations during the six months ended April 30, 2019, was as follows:

Realized Gain/(Loss)
(000's omitted)

Derivative Type	Consolidated Statement of Operations Location	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Commodity Risk	Total
Forward contracts	Net realized gain/(loss) on: Settlement of forward foreign currency contracts	$—	$(979)	$—	$—	$—	$(979)
Futures	Net realized gain/(loss) on: Expiration or closing of futures contracts	—	1,141	84	783	388	2,396
Options purchased	Net realized gain/(loss) on: Transactions in investment securities of unaffiliated issuers	—	—	53	—	—	53
Options written	Net realized gain/(loss) on: Expiration or closing of option contracts written	—	—	23	—	—	23
Swaps	Net realized gain/(loss) on: Expiration or closing of swaps contracts	(558)	—	(2,004)	—	—	(2,562)
Total Realized Gain/(Loss)		$(558)	$162	$(1,844)	$783	$388	$(1,069)

Change in Appreciation/(Depreciation)

Derivative Type	Consolidated Statement of Operations Location	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Commodity Risk	Total
Forward contracts	Change in net unrealized appreciation/(depreciation) in value of: Forward foreign currency contracts	$—	$(1)	$—	$—	$—	$(1)
Futures	Change in net unrealized appreciation/(depreciation) in value of: Futures contracts	—	(573)	(412)	95	20	(870)
Option contracts purchased	Change in net unrealized appreciation/(depreciation) in value of: Investment securities of unaffiliated issuers	—	—	(41)	—	—	(41)
Options written	Change in net unrealized appreciation/(depreciation) in value of: Option contracts written	—	—	26	—	—	26

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Derivative Type	Consolidated Statement of Operations Location	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Commodity Risk	Total
Swaps	Change in net unrealized appreciation/(depreciation) in value of: Swap contracts	$246	$—	$898	$—	$—	$1,144
Total Change in Appreciation/ (Depreciation)		$246	$(574)	$471	$95	$20	$258

While the Fund may receive rights and warrants in connection with their investments in securities, these rights and warrants are not considered "derivative instruments" under ASC 815.

The Fund is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund's derivative assets and liabilities at fair value by type are reported gross in the Consolidated Statement of Assets and Liabilities. The following tables present the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting or similar agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of April 30, 2019.

Description (000's omitted)	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities
OTC swap contracts	$1,234	$—	$1,234
Forward contracts	589	—	589
Total	$1,823	$—	$1,823

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities

Counterparty (000's omitted)	Net Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Liabilities Available for Offset	Cash Collateral Received(a)	Net Amount(b)
Societe Generale	$520	$(520)	$—	$—
JPMorgan Chase Bank, NA	768	(768)	—	—
Morgan Stanley Capital Services LLC	535	(535)	—	—
	$1,823	$(1,823)	$—	$—

Description (000's omitted)	Gross Amounts of Recognized Liabilites	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities
OTC swap contracts	$(1,640)	$—	$(1,640)
Forward contracts	(578)	—	(578)
Total	$(2,218)	$—	$(2,218)

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Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities

Counterparty (000's omitted)	Net Amounts of Liabilites Presented in the Consolidated Statement of Assets and Liabilities	Assets Available for Offset	Cash Collateral Pledged(a)	Net Amount(c)
Societe Generale	$(540)	$520	$(20)	$—
JPMorgan Chase Bank, NA	(781)	768	(13)	—
Morgan Stanley Capital Services LLC	(897)	535	(362)	—
	$(2,218)	$1,823	$(395)	$—

(a)  Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty.

(b)  Net Amount represents amounts subject to loss as of April 30, 2019, in the event of a counterparty failure.

(c)  Net Amount represents amounts under-collateralized by the Fund to each counterparty as of April 30, 2019.

15  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

16  Unfunded loan commitments: The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. As of April 30, 2019, the value of unfunded loan commitments was approximately $147,000 pursuant to the following loan agreements.

(000's omitted) Borrower	Principal Amount	Value
PharMerica Corp., 1st Lien Term Loan, 3/5/2026	$21	$21
Southcross Energy Partners LP, DIP New Money Term Loan, (ICE LIBOR USD 6 Month + 10.00%), 12.49%, 10/1/2019(a)(b)(c)	126	126
Total		$147

(a)  Illiquid security.

(b)  Value determined using significant unobservable inputs.

(c)  Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2019 and changes periodically.

17  Expense offset arrangement: The Fund has an expense offset arrangement in connection with its custodian contract. For the six months ended April 30, 2019, the impact of this arrangement was a reduction in expenses of $94.

18  Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

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Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions With Affiliates:

The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 1.700% of the first $250 million of the Fund's average daily net assets, 1.675% of the next $250 million, 1.650% of the next $250 million, 1.625% of the next $250 million, 1.600% of the next $500 million, 1.575% of the next $2.5 billion, and 1.550% of average daily net assets in excess of $4 billion. For the six months ended April 30, 2019, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 1.70% of the Fund's average daily net assets.

The Fund retains Management as its administrator under an Administration Agreement. The administration fee is only assessed at the Class level and each share class of the Fund, as applicable, pays Management an annual administration fee equal to the following: 0.15% for Institutional Class; 0.26% for each of, Class A and Class C; and 0.05% for Class R6 (prior to December 6, 2018, the administration fee for Class R6 was 0.08%), each as a percentage of its average daily net assets. Additionally, Management retains JPM as its sub-administrator under a Sub-Administration Agreement. Management pays JPM a fee for all services received under the agreement.

Management has contractually agreed to waive fees and/or reimburse certain expenses of the Institutional Class, Class A, Class C and Class R6 of the Fund so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion ("annual operating expenses")); consequently, net expenses may exceed the contractual expense limitations. The Fund has agreed that each of its respective classes will repay Management for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class' annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed. Any such repayment must be made within three years after the year in which Management incurred the expense. The expenses of the Subsidiary are included in the total expenses used to calculate the reimbursement, which the Fund has agreed to share with the Subsidiary. For the six months ended April 30, 2019, these Subsidiary expenses amounted to $59,542.

At April 30, 2019, contingent liabilities to Management under the agreements were as follows:

				2016	2017	2018	2019
				Subject to Repayment until October 31,
	Contractual Expense Limitation(1)		Expiration	2019	2020	2021	2022
Institutional Class	1.97%		10/31/21	$377,847	$453,077	$477,171	$300,365
Class A	2.33%		10/31/21	89,779	48,418	41,612	19,807
Class C	3.08%		10/31/21	40,256	33,125	29,237	17,011
Class R6	1.87	%(2)	10/31/21	1,667	1,142	28,071	21,948

(1)  Expense limitation per annum of the respective class' average daily net assets.

(2)  Prior December 6, 2018, the contractual expense limitation for Class R6 was 1.90%.

At April 30, 2019, Management engaged BH-DG Systematic Trading LLP, Cramer Rosenthal McGlynn, LLC, GAMCO Asset Management Inc., Good Hill Partners LP, P/E Global, LLC, Portland Hill Asset Management Limited and Sound Point Capital Management, L.P. as subadvisers of the Fund to provide investment management services. Management compensates the subadvisers out of the investment advisory fees it receives from the Fund.

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The Fund also has a distribution agreement with Neuberger Berman BD LLC (the "Distributor") with respect to each class of shares. The Distributor acts as agent in arranging for the sale of class shares without sales commission or other compensation, except as described below for Class A and Class C shares, and bears advertising and promotion expenses.

However, the Distributor receives fees from Class A and Class C under their distribution plans (each a "Plan", collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that, as compensation for administrative and other services provided to these classes, the Distributor activities and expenses related to the sale and distribution of these classes, and ongoing services provided to investors in these classes, the Distributor receives from each of these respective classes a fee at the annual rate of 0.25% of Class A's and 1.00% of Class C's average daily net assets. The Distributor receives this amount to provide distribution and shareholder servicing for these classes and pays a portion of it to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by each class during any year may be more or less than the cost of distribution and other services provided to that class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust's Plans comply with those rules.

Class A shares of the Fund are generally sold with an initial sales charge of up to 5.75% and no contingent deferred sales charge ("CDSC"), except that a CDSC of 1.00% applies to certain redemptions made within 18 months following purchases of $1 million or more without an initial sales charge. Class C shares of the Fund are sold with no initial sales charge and a 1.00% CDSC if shares are sold within one year after purchase.

For the six month ended April 30, 2019, Neuberger Berman, acting as underwriter and broker-dealer, received net initial sales charges from the purchase of Class A shares and CDSCs from the redemption of Class A and Class C shares as follows:

	Underwriter		Broker-Dealer
	Net Initial Sales Charges	CDSC	Net Initial Sales Charges	CDSC
Class A	$570	$—	$—	$—
Class C	—	18	—	—

Note C—Securities Transactions:

During the six month ended April 30, 2019, there were purchase and sale transactions of long-term securities (excluding swaps, forward contracts, futures and option contracts) as follows:

(000's omitted)	Purchases of U.S. Government and Agency Obligations	Purchases excluding U.S. Government and Agency Obligations	Securities Sold Short excluding U.S. Government and Agency Obligations	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities excluding U.S. Government and Agency Obligations	Covers on Securities Sold Short excluding U.S. Government and Agency Obligations
	$573	$262,227	$19,235	—	$321,442	$28,111

During the six months ended April 30, 2019, no brokerage commissions on securities transactions were paid to affiliated brokers.

56

Note D—Fund Share Transactions:

Share activity for the six months ended April 30, 2019 and for the year ended October 31, 2018 was as follows:

	For the Six Months Ended April 30, 2019				For the Year Ended October 31, 2018
(000's omitted)	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Institutional Class	2,976	—	(6,382)	(3,406)	6,009	—	(14,689)	(8,680)
Class A	82	—	(1,010)	(928)	970	—	(1,186)	(216)
Class C	9	—	(248)	(239)	44	—	(633)	(589)
Class R6	14	—	(1,275)	(1,261)	1,017	—	(760)	257

Other: At April 30, 2019, affiliated investors owned 0.05% of the Fund's outstanding shares.

Note E—Line of Credit:

At April 30, 2019, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by Management also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a Eurodollar rate for a one-month period plus 1.00% per annum, and (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund that is a participant has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that an individual Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at April 30, 2019. During the period ended April 30, 2019, the Fund did not utilize the Credit Facility.

Note F—Recent Accounting Pronouncements:

In March 2017, FASB issued Accounting Standards Update No. 2017-08, "Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities" ("ASU 2017-08"). ASU 2017-08 shortens the amortization period to the earliest call date for certain purchased callable debt securities held at a premium. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact of applying this guidance.

In August 2018, FASB issued Accounting Standards Update No. 2018-13, "Fair Value Measurement (Topic 820: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement" ("ASU 2018-13"). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of

57

the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to adopt early the provisions that eliminate disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

Note G—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

58

Financial Highlights

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. Net Asset amounts with a zero balance, if any, may reflect actual amounts rounding to less than $0.1 million. A "—" indicates that the line item was not applicable in the corresponding period.

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)@	Net Gains or Losses on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return†		Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets#	Ratio of Gross Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)#	Ratio of Net Expenses to Average Net AssetsØ		Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)Ø		Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate (including securities sold short)	Portfolio Turnover Rate (excluding securities sold short)
Institutional Class
04/30/2019ß (Unaudited)	$10.71	$0.05	$0.15	$0.20	$—	$—	$—	$—	$10.91	1.87	%**[d]	$167.8	2.64%*	2.31%*	2.31	%*	1.98	%*	0.86%*	125%**	124%**
10/31/2018ß	$10.77	$0.09	$(0.15)	$(0.06)	$—	$—	$—	$—	$10.71	(0.56)%		$201.1	2.53%	2.16%	2.34%		1.97%		0.86%	194%	179%
10/31/2017ß	$10.18	$0.06	$0.53	$0.59	$—	$—	$—	$—	$10.77	5.80%		$295.7	2.69%	2.09%	2.57%		1.97%		0.61%	382%	357%
10/31/2016ß	$10.47	$0.02	$(0.18)	$(0.16)	$(0.03)	$(0.10)	$—	$(0.13)	$10.18	(1.57)%		$485.8	2.83%‡	2.02%‡	2.78	%§‡	1.97	%§‡	0.18%‡	485%	474%
10/31/2015	$11.00	$(0.04)	$(0.19)	$(0.23)	$(0.07)	$(0.23)	$—	$(0.30)	$10.47	(2.10)%		$1,343.3	2.71%	1.97%	2.71	%§	1.97	%§	(0.40)%	433%	452%
10/31/2014	$10.86	$(0.01)	$0.22	$0.21	$—	$(0.07)	$—	$(0.07)	$11.00	1.96%		$1,275.3	2.64%	2.13%	2.55%		2.04%		(0.10)%	329%	257%
Class A
04/30/2019ß (Unaudited)	$10.55	$0.02	$0.17	$0.19	$—	$—	$—	$—	$10.74	1.80	%**[d]	$8.5	3.00%*	2.66%*	2.68	%*	2.34	%*	0.47%*	125%**	124%**
10/31/2018ß	$10.65	$0.06	$(0.16)	$(0.10)	$—	$—	$—	$—	$10.55	(0.94)%		$18.1	2.83%	2.55%	2.61%		2.33%		0.60%	194%	179%
10/31/2017ß	$10.10	$0.02	$0.53	$0.55	$—	$—	$—	$—	$10.65	5.45%		$20.6	3.13%	2.47%	2.99%		2.33%		0.17%	382%	357%
10/31/2016ß	$10.40	$(0.02)	$(0.18)	$(0.20)	$—	$(0.10)	$—	$(0.10)	$10.10	(1.91)%		$62.9	3.20%‡	2.40%‡	3.13	%§‡	2.33	%§‡	(0.16)%‡	485%	474%
10/31/2015	$10.92	$(0.08)	$(0.18)	$(0.26)	$(0.03)	$(0.23)	$—	$(0.26)	$10.40	(2.47)%		$210.6	3.06%	2.33%	3.06	%§	2.33	%§	(0.71)%	433%	452%
10/31/2014	$10.82	$(0.04)	$0.21	$0.17	$—	$(0.07)	$—	$(0.07)	$10.92	1.60%		$242.2	3.02%	2.49%	2.90%		2.38%		(0.40)%	329%	257%
Class C
04/30/2019ß (Unaudited)	$10.06	$(0.01)	$0.15	$0.14	$—	$—	$—	$—	$10.20	1.39	%**[d]	$9.4	3.75%*	3.42%*	3.42	%*	3.09	%*	(0.25)%*	125%**	124%**
10/31/2018ß	$10.24	$(0.03)	$(0.15)	$(0.18)	$—	$—	$—	$—	$10.06	(1.76)%		$11.6	3.65%	3.28%	3.45%		3.08%		(0.24)%	194%	179%
10/31/2017ß	$9.78	$(0.05)	$0.51	$0.46	$—	$—	$—	$—	$10.24	4.70%		$17.9	3.82%	3.21%	3.69%		3.08%		(0.53)%	382%	357%
10/31/2016ß	$10.15	$(0.09)	$(0.18)	$(0.27)	$—	$(0.10)	$—	$(0.10)	$9.78	(2.66)%		$40.9	3.96%‡	3.15%‡	3.89	%§‡	3.08	%§‡	(0.96)%‡	485%	474%
10/31/2015	$10.72	$(0.16)	$(0.18)	$(0.34)	$—	$(0.23)	$—	$(0.23)	$10.15	(3.21)%		$87.1	3.81%	3.08%	3.81	%§	3.08	%§	(1.48)%	433%	452%
10/31/2014	$10.71	$(0.13)	$0.21	$0.08	$—	$(0.07)	$—	$(0.07)	$10.72	0.77%		$95.3	3.77%	3.26%	3.66%		3.15%		(1.18)%	329%	257%

See Notes to Financial Highlights

59

60

Financial Highlights (cont'd)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)@	Net Gains or Losses on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return†		Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets#		Ratio of Gross Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)#		Ratio of Net Expenses to Average Net AssetsØ		Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)Ø		Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate (including securities sold short)		Portfolio Turnover Rate (excluding securities sold short)
Class R6
04/30/2019ß (Unaudited)	$10.71	$0.05	$0.16	$0.21	$—	$—	$—	$—	$10.92	1.96	%**[d]	$1.9	2.54	%*	2.22	%*	2.21	%*	1.88	%*	0.94	%*	125	%**	124	%**
10/31/2018ß	$10.77	$0.10	$(0.16)	$(0.06)	$—	$—	$—	$—	$10.71	(0.56)%		$15.3	2.45%		2.09%		2.26%		1.90%		0.93%		194%		179%
10/31/2017ß	$10.17	$0.05	$0.55	$0.60	$—	$—	$—	$—	$10.77	5.90%		$12.7	2.40%		1.93%		2.37%		1.90%		0.51%		382%		357%
10/31/2016ß	$10.47	$0.04	$(0.21)	$(0.17)	$(0.03)	$(0.10)	$—	$(0.13)	$10.17	(1.58)%		$3.4	2.71	%‡	1.92	%‡	2.69	%§‡	1.90	%§‡	0.37	%‡	485%		474%
10/31/2015	$11.01	$(0.01)	$(0.22)	$(0.23)	$(0.08)	$(0.23)	$—	$(0.31)	$10.47	(2.14)%		$17.4	2.66%		1.90%		2.66	%§	1.90	%§	(0.08)%		433%		452%
Period from 12/31/2013^ to 10/31/2014	$10.99	$0.01	$0.01	$0.02	$—	$—	$—	$—	$11.01	0.18	%**	$32.5	2.56	%*	2.08	%*	2.46	%*	1.98	%*	0.10	%*	329	%ØØ	257	%ØØ

See Notes to Financial Highlights

61

62

Notes to Financial Highlights (Unaudited)

@  Calculated based on the average number of shares outstanding during each fiscal period.

†  Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested, but do not reflect the effect of sales charges. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. Total return would have been higher if Management had not recouped previously reimbursed and/or waived expenses.

d  The class action proceeds listed in Note A of the Notes to Consolidated Financial Statements, if any, had no impact on the Fund's total returns for the six months ended April 30, 2019.

#  Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.

‡  Organization expense, which is a non-recurring expense, is included in these ratios on a non-annualized basis.

**  Not annualized.

*  Annualized.

^  The date investment operations commenced.

ß  Consolidated financial highlights (see Note A in the Notes to Consolidated Financial Statements).

Ø  After reimbursement of expenses and/or waiver of a portion of the investment management fee by Management. The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements. Had the Fund not received expense reductions related to expense offset arrangements, the annualized ratios of net expenses to average daily net assets would have been:

	Including Dividend and Interest Expense Relating to Short Sales	Excluding Dividend and Interest Expense Relating to Short Sales	Including Dividend and Interest Expense Relating to Short Sales	Excluding Dividend and Interest Expense Relating to Short Sales	Including Dividend and Interest Expense Relating to Short Sales	Excluding Dividend and Interest Expense Relating to Short Sales	Including Dividend and Interest Expense Relating to Short Sales	Excluding Dividend and Interest Expense Relating to Short Sales	Including Dividend and Interest Expense Relating to Short Sales	Excluding Dividend and Interest Expense Relating to Short Sales	Including Dividend and Interest Expense Relating to Short Sales		Excluding Dividend and Interest Expense Relating to Short Sales
	Six Months Ended April 30, 2019		Year Ended October 31, 2018		Year Ended October 31, 2017		Year Ended October 31, 2016		Year Ended October 31, 2015		Year Ended October 31, 2014
Institutional Class	2.31%	1.98%	2.33%	1.97%	2.57%	1.97%	2.78%	1.97%	2.71%	1.97%	2.55%		2.04%
Class A	2.68%	2.34%	2.61%	2.33%	2.99%	2.33%	3.13%	2.33%	3.06%	2.33%	2.90%		2.38%
Class C	3.42%	3.09%	3.45%	3.08%	3.69%	3.08%	3.89%	3.08%	3.81%	3.08%	3.66%		3.15%
Class R6	2.21%	1.88%	2.26%	1.90%	2.37%	1.90%	2.69%	1.90%	2.66%	1.90%	2.46	%(1)	1.98	%(1)

(1)  Period from December 31, 2013 (Commencement of Operations) to October 31, 2014.

ØØ  Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2014 for the Fund.

63

Notes to Financial Highlights (Unaudited) (cont'd)

§  After repayment of expenses previously reimbursed and/or fees previously waived by Management, as applicable. Had the Fund not made such repayments, the annualized ratios of net expenses to average daily net assets would have been:

	Including Dividend and Interest Expense Relating to Short Sales	Excluding Dividend and Interest Expense Relating to Short Sales	Including Dividend and Interest Expense Relating to Short Sales	Excluding Dividend and Interest Expense Relating to Short Sales
	Year Ended October 31, 2016		Year Ended October 31, 2015
Institutional Class	2.77%	1.96%	2.64%	1.90%
Class A	3.13%	2.33%	3.02%	2.29%
Class C	3.88%	3.07%	3.75%	3.02%
Class R6	2.68%	1.89%	2.59%	1.83%

64

Directory

Investment Manager and Administrator

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264

Distributor

Neuberger Berman BD LLC
1290 Avenue of the Americas
New York, NY 10104-0002
800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264

Sub-Advisers

BH-DG Systematic Trading LLP
10 Grosvenor Street
London W1K 4QB, United Kingdom

Cramer Rosenthal McGlynn, LLC
520 Madison Avenue, 20th Floor
New York, NY 10022

GAMCO Asset Management Inc.
One Corporate Center
Rye, NY 10580

Good Hill Partners LP
One Greenwich Office Park
Greenwich, CT 06831

P/E Global, LLC
75 State Street, 31st Floor
Boston, MA 02109

Portland Hill Asset Management Limited
21 Knightsbridge
London SW1X7LY, United Kingdom

Sound Point Capital Management, L.P.
375 Park Avenue
New York, NY 10152

Custodian

J.P. Morgan Chase Bank, N.A.
14201 Dallas Parkway
Dallas, TX 75254

Shareholder Servicing Agent

DST Asset Manager Solutions Inc.
430 West 7th Street, Suite 219189
Kansas City, MO 64105-1407

For Institutional Class Shareholders
Address correspondence to:

Neuberger Berman Funds
PO Box 219189
Kansas City, MO 64121-9189
Intermediary Client Services 800.366.6264

For Class A, Class C and Class R6 Shareholders:

Please contact your investment provider

Legal Counsel

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

65

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC's website, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the SEC's website at www.sec.gov, and on Management's website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2019). The Trust's Forms N-Q and N-PORT are available on the SEC's website at www.sec.gov. The portfolio holdings information on Form N-Q or Form N-PORT is available upon request, without charge, by calling 800-877-9700 (toll-free).

66

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67

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104–0002
Retail Services: 800.877.9700
Broker-Dealer and Institutional Services: 800.366.6264/888.556.9030
Web site: www.nb.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus which you can obtain by calling 877.628.2583. An investor should consider carefully a Fund's investment objectives, risks and fees and expenses, which are described in its prospectus, before investing.

N0087 06/19

Neuberger Berman
Alternative and Multi-Asset Class Funds

Institutional Class Shares
Class A Shares
Class C Shares
Class R6 Shares

Commodity Strategy Fund

Global Allocation Fund

Hedged Option Premium Strategy Fund

Long Short Fund

Multi-Asset Income Fund

Multi-Style Premia Fund

U.S. Equity Index PutWrite Strategy Fund

Semi-Annual Report

April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund's website www.nb.com/fundliterature, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 800.877.9700 or by sending an e-mail request to fundinfo@nb.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.877.9700 or send an email request to fundinfo@nb.com to inform the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Contents

THE FUNDS
President's Letter	1
PORTFOLIO COMMENTARY
Commodity Strategy Fund	2
Global Allocation Fund	4
Hedged Option Premium Strategy Fund	6
Long Short Fund	8
Multi-Asset Income Fund	10
Multi-Style Premia Fund	12
U.S. Equity Index PutWrite Strategy Fund	14
FUND EXPENSE INFORMATION	20
LEGEND	22
SCHEDULE OF INVESTMENTS
Commodity Strategy Fund	23
Global Allocation Fund	29
Positions by Industry	35
Hedged Option Premium Strategy Fund	47
Long Short Fund	53
Multi-Asset Income Fund	73
Multi-Style Premia Fund	93
Positions by Industry	95
U.S. Equity Index PutWrite Strategy Fund	153
FINANCIAL STATEMENTS	156
FINANCIAL HIGHLIGHTS (ALL CLASSES)/ PER SHARE DATA
Commodity Strategy Fund	202
Global Allocation Fund	204
Hedged Option Premium Strategy Fund	206
Long Short Fund	208

Multi-Asset Income Fund	210
Multi-Style Premia Fund	214
U.S. Equity Index PutWrite Strategy Fund	216
Directory	222
Proxy Voting Policies and Procedures	223
Quarterly Portfolio Schedule	223

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund names in this piece are either service marks or registered service marks of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2019 Neuberger Berman BD LLC, distributor. All rights reserved.

President's Letter

Dear Shareholder,

I am pleased to present this semi-annual shareholder report for Neuberger Berman Alternative and Multi-Asset Class Funds.

The global financial markets generated solid results over the six months ended April 30, 2019. Despite a weak start, U.S. equities rallied sharply as the reporting period progressed. The market's ascent was partially driven by corporate profits that often exceeded expectations, monetary policy accommodation and signs of progress on the U.S./China trade negotiation front. These factors offset signs of moderating growth outside the U.S., uncertainties surrounding Brexit and a number of geopolitical issues.

Elsewhere, the U.S. fixed income market also performed well over the period. The U.S. economy continued to expand, while inflation remained relatively benign. Both short- and long-term U.S. Treasury yields declined as the U.S. Federal Reserve Board (Fed) indicated that it did not expect to raise rates in 2019. The Fed also said it would end its balance sheet reduction program in September 2019. Monetary policy clarity improved not just at the Fed, but also at central banks in Europe, Japan and China.

All told, the U.S. equity market, as measured by the S&P 500® Index, gained 9.76% over the reporting period. International developed and emerging market equities, as measured by the MSCI EAFE® (Net) and MSCI Emerging Market (Net) Indices, returned 7.45% and 13.76%, respectively, over the six months ended April 30, 2019. Meanwhile, the overall U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 5.49% during the period.

Looking ahead, we believe the economic backdrop in the U.S. continues to look positive and supported by increases in business capital expenditures and a more pro-business environment. In our view, overall U.S. macroeconomic data, while decelerating, has remained supportive of growth. Meanwhile, recent fiscal policy and ongoing deregulation and lower corporate tax rates may well have raised growth rates above the recent trend. That being said, as equity market valuations have risen to our estimate of longer-term fair value, we believe there is limited short-term upside amidst moderate earnings growth expectations for 2019.

Turning to the fixed income market, we believe this state of affairs supports a preference for credit markets and an appetite for moderate risk. Continued confidence in the global economic cycle gives us conviction to be opportunistic when we believe the market is temporarily veering off course and to recognize changes in valuations due primarily to supply/demand technical factors. That said, we suspect that the benign environment for central bank policymaking won't last throughout 2019, and, in our view, we will continue to see pockets of volatility in the markets.

Thank you for your continued support and trust. We look forward to continue serving your investment needs in the years to come.

Sincerely,

JOSEPH V. AMATO
PRESIDENT AND CEO
NEUBERGER BERMAN ALTERNATIVE FUNDS

Commodity Strategy Fund* Commentary

Neuberger Berman Commodity Strategy Fund Institutional Class generated a total return of –1.40% for the six months ended April 30, 2019, but outperformed its benchmark, the Bloomberg Commodity Index (the Index), which posted a –1.97% total return for the same period. (Performance for all share classes is provided in the table immediately following this letter.)

The overall commodity market generated mixed results over the reporting period. Commodities in general weakened over the first two months of the period. This was partially due to concerns over the trade conflict between the U.S. and China, coupled with fears over U.S. Federal Reserve Board (Fed) monetary policy tightening. However, many commodities recouped their losses as the period progressed. This turnaround was triggered by a number of factors, including the Fed announcing a pause in future rate hikes and signs of progress in the U.S./China trade negotiations. For the period as a whole, within the Index, industrial metals, precious metals and livestock generated the strongest results. In contrast, energy, softs and agriculture posted the weakest returns.

Looking at the commodity sectors in which the Fund invests, an underweight in natural gas was the largest contributor to performance relative to the Index. After a brief rally in November 2018, natural gas prices fell sharply as a temporary supply imbalance normalized. An underweight to coffee was also beneficial as it hit a multi-year low during the period. This was driven by concerns of oversupply, coupled with a weakening Brazilian real, which further pressured coffee prices. On the downside, a modest overweight to Kansas wheat detracted from performance as supply was robust. An underweight to copper was also a headwind for results as it outperformed the Index over the period.

The Fund seeks to gain exposure to the commodity markets by investing, directly or indirectly, in futures contracts on individual commodities and other commodity-linked derivative instruments. The Fund's tactical positioning in commodities detracted from performance during the reporting period.

As we look ahead, we believe that commodities could benefit from tightening oil supply due to OPEC's production cuts and supply disruptions, along with a U.S.-China trade deal, should that eventually come to pass. We believe a more accommodating stance from the Fed could also support the asset class. Over the longer term, we believe there are benefits to investing in commodities, but acknowledge that there are a number of factors to consider. On the one hand, the world is becoming a more energy efficient place and, as such, demand for traditional energy sources like oil and coal will be unlikely to grow as high as they have done in the past as global economies grow and shift towards greener alternatives. Natural gas, for example, could be a winner at the expense of crude oil. On the other hand, we believe that the introduction and growth of electric cars will impact commodities meaningfully.

We are committed to delivering the benefits of commodities, particularly in this important late stage of the business cycle, when traditional asset classes are often challenged and commodities have historically outperformed. In an environment rife with political, economic and idiosyncratic uncertainties, there is no sure bet to play the commodities complex. As such, we continue to believe that robust diversification and a focus on risk management is the most prudent way to approach the asset class. Against this backdrop, we will use our tactical strategy to seek to take advantage of shorter term market dislocations as they occur.

Sincerely,

HAKAN KAYA, THOMAS SONTAG AND DAVID YI WAN
PORTFOLIO MANAGERS

*  As previously announced, effective November 8, 2018, the name of Neuberger Berman Risk Balanced Commodity Strategy Fund changed to Neuberger Berman Commodity Strategy Fund.

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

Commodity Strategy Fund

TICKER SYMBOLS

Institutional Class	NRBIX
Class A	NRBAX
Class C	NRBCX

PORTFOLIO BY TYPE OF SECURITY

(as a % of Total Net Assets)
Asset-Backed Securities	20.9%
Corporate Bonds	56.5
Short-Term Investments	17.7
Other Assets Less Liabilities	4.9 *
Total	100.0%

*  Includes the impact of the Fund's open positions in derivatives (other than Options Purchased), if any.

(as a % of Total Notional Value)
Commodity Futures:
Agriculture	22.5%
Energy	32.7
Industrial Metals	16.8
Livestock	5.6
Precious Metals	16.7
Softs	5.7
Total	100.0%

PERFORMANCE HIGHLIGHTS3

	Inception	Six Month Period Ended	Average Annual Total Return Ended 04/30/2019
	Date	04/30/2019	1 Year	5 Years	Life of Fund
At NAV
Institutional Class	08/27/2012	–1.40%	–7.53%	–7.77%	–6.58%
Class A	08/27/2012	–1.65%	–7.87%	–8.12%	–6.94%
Class C	08/27/2012	–2.04%	–8.62%	–8.95%	–7.74%
With Sales Charge
Class A		–7.30%	–13.23%	–9.21%	–7.76%
Class C		–3.00%	–9.52%	–8.95%	–7.74%
Index
Bloomberg Commodity Index[1,2]		–1.97%	–8.03%	–9.43%	–7.87%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit www.nb.com/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC ("Management") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by Management) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2018 were 0.98%,1.35% and 2.34% for Institutional Class, Class A and Class C shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratios were 0.74%, 1.10% and 1.85% for Institutional Class, Class A and Class C shares, respectively, after expense reimbursements and/or fee waivers. The expense ratios for the semi-annual period ended April 30, 2019 can be found in the Financial Highlights section of this report.

Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75% for Class A shares and the contingent deferred sales charge (CDSC) for Class C shares. The CDSC for Class C shares is 1%, which is reduced to 0% after 1 year. The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Please see the prospectus for more information about sales charge structures, if any, and class expenses for your share class.

Global Allocation Fund Commentary

Neuberger Berman Global Allocation Fund Institutional Class generated a 7.38% total return for the six month period ended April 30, 2019, underperforming its custom blend benchmark, consisting of 60% MSCI All Country World Index (Net) and 40% Bloomberg Barclays Global Aggregate Index (collectively, the Index), which provided a 7.50% total return for the same period. (Performance for all share classes is provided in the table immediately following this letter.)

Despite a bout of extreme volatility at the end of 2018, markets strongly rebounded in the new year and posted gains over the six-month period. The sell-off in December stemmed from two structural shifts unfolding: a transition from quantitative easing to quantitative tightening, and a change from a globally synchronous environment to a multi-cycle growth environment. With this backdrop, investors struggled to navigate transitions across various asset classes. In early 2019, dovish U.S. Federal Reserve commentary and the prospect of improving trade relations between China and the U.S. supported most markets, which then continued to strengthen through the end of the reporting period. The Eurozone was boosted by improving composite and services Purchasing Managers Index (PMIs), and markets welcomed the postponement of Brexit. Emerging market equity and debt were positive over the period, as easing trade tensions, improving PMIs, and China's aggressive stimulus measures supported the region. Over the period, broad investor optimism overshadowed concerns around lackluster global growth and a yield curve inversion.

The Fund's allocations within global equities contributed positively to performance. In particular, stock selection within non-U.S. developed and emerging markets added value. Furthermore, the fundamental decision to overweight equities entering 2019 boosted returns. Within fixed income, emerging markets debt, high yield and security selection in investment-grade credit were notable contributors. The Fund's duration underweight (shorter) relative to the Bloomberg Barclays Global Aggregate Index was a key detractor from relative performance as U.S. Treasuries rallied over the period. The absolute return options strategy was challenged given the equity rally and commodities could not offset steep losses earlier in the reporting period. Meanwhile, the systematic tactical asset allocation strategy was a positive contributor.

The Fund's aggregate use of futures, forward foreign currency, swap and option contracts detracted from performance during the reporting period.

As we assessed the global economic environment and early 2019 market rally, we downgraded our view on U.S. equities to neutral over a 6–18 month horizon as we believe there is limited short term upside amidst moderate earnings growth expectations. We maintained our bias towards non-U.S. developed equities and overweighted European equities as we believe attractive valuations and accommodative European Central Bank measures should support the region. We remain overweight emerging markets as we anticipate stabilizing growth in China to support these regions.

We also continue to maintain our short duration positioning in fixed income but tactically reduced our exposure to investment grade corporates as credit spreads tightened over the first quarter. Non-U.S. developed debt markets are anticipated to remain volatile and our return expectations for emerging market debt have been trimmed. We maintain an overweight view on inflation-sensitive assets as real yields are attractive. We downgraded our view on commodities to neutral as the duration of OPEC cuts remains unclear and Chinese stimulus measures, mainly focused on consumers, may not provide the same impact to commodities as in the past.

We continue to believe that a flexible, multi-dimensional approach to a diversified portfolio is prudent. We believe our multi-asset class approach offers a global go-anywhere strategy, complemented with sources of return that have historically been uncorrelated and a risk framework at both the security and portfolio level, in addition to independent firm oversight.

Sincerely,

ERIK KNUTZEN, BRADLEY TANK AND AJAY JAIN
PORTFOLIO MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

Global Allocation Fund

TICKER SYMBOLS

Institutional Class	NGLIX
Class A	NGLAX
Class C	NGLCX
Class R6	NRGLX

PERFORMANCE HIGHLIGHTS3

	Inception	Six Month Period Ended	Average Annual Total Return Ended 04/30/2019
	Date	04/30/2019	1 Year	5 Years	Life of Fund
At NAV
Institutional Class	12/29/2010	7.38%	1.99%	3.25%	5.64%
Class A	12/29/2010	7.23%	1.71%	2.90%	5.27%
Class C	12/29/2010	6.83%	0.89%	2.12%	4.49%
Class R6[5]	01/18/2019	7.38%	1.99%	3.25%	5.64%
With Sales Charge
Class A		1.10%	–4.13%	1.68%	4.53%
Class C		5.83%	–0.08%	2.12%	4.49%
Index
Blended Benchmark*[1,2]		7.50%	3.65%	4.59%	5.69%
MSCI All Country World Index (Net)[1,2]		9.37%	5.06%	6.96%	7.99%

*  Blended Benchmark is composed of 60% MSCI All Country World Index (Net) and 40% Bloomberg Barclays Global Aggregate Index, rebalanced monthly.

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit www.nb.com/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC ("Management") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by Management) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2018 were 3.46%, 3.87% and 4.60% for Institutional Class, Class A and Class C shares, respectively, and the estimated total annual operating expense ratio for fiscal year 2019 is 2.60% for Class R6 (before expense reimbursements and/or fee waivers, if any, and after restatement for Class R6 shares). The expense ratios for fiscal year 2018 were 0.88%, 1.24% and 1.99% for Institutional Class, Class A and Class C shares, respectively, and the estimated total annual operating expense ratio for fiscal year 2019 is 0.78% for Class R6 after expense reimbursements and/or fee waivers and/or restatement. The expense ratios for the semi-annual period ended April 30, 2019 can be found in the Financial Highlights section of this report.

Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75% for Class A shares and the contingent deferred sales charge (CDSC) for Class C shares. The CDSC for Class C shares is 1%, which is reduced to 0% after 1 year. The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Please see the prospectus for more information about sales charge structures, if any, and class expenses for your share class. Class C shares. The CDSC for Class C shares is 1%, which is reduced to 0% after 1 year. The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Please see the prospectus for more information about sales charge structures, if any, and class expenses for your share class.

Hedged Option Premium Strategy Fund Commentary

Neuberger Berman Hedged Option Premium Strategy Fund Institutional Class generated a total return of –0.97% for the six month period ended April 30, 2019, outperforming its primary benchmark, the CBOE S&P 500® Iron Condor Index (the Index), which generated a total return of –3.89% for the same period. (Performance for all share classes is provided in the table immediately following this letter.)

The Fund pursues an absolute return style objective and is intended to experience limited correlation to broader equity markets. The Fund seeks to achieve its goal primarily through a strategy of selling (writing) put and call option spreads on U.S. indices, including the S&P 500® Index and the Russell 2000® Index, on exchange traded funds (ETFs) or on equity securities, and through investments in fixed income instruments. The Fund attempts to generate returns through the receipt of premiums from selling put and call option spreads, as well as through investments in fixed income instruments. Collectively, these strategies are intended to reduce volatility relative to what it would be if the Fund held the underlying reference asset (e.g., the underlying index, ETF or security) on which the options are written. In an effort to diversify exposures and limit volatility, the Fund will sell put and call option spreads at varying strike prices and with varying expiration dates on various reference assets.

With uncertainty increasing, markets began 2019 with a CBOE Volatility Index (VIX) level double that of the beginning of 2018. Specifically, the VIX has averaged 17.7 while realized volatility on the S&P 500 was 17.6. Therefore the six month average implied volatility premium was approximately 0.1, compressed during this period due to equity market drawdown in 2018. Similarly, the CBOE Russell 2000 Volatility Index (RVX) has declined almost –36% from 26.6 to 17.1 over the six month period but implied volatility continues to average well above 2018 levels. Specifically, the RVX has averaged 20.8 while realized volatility on the Russell 2000 Index was 20.6, which resulted in a six month averaged implied volatility premium of approximately 0.2. Implied volatility levels give a rough estimate of the premiums that the Fund can collect, similar to yields in the bond space.

The Fund's collateral holdings continued to be positive contributors and were the largest contributor for the six month period. In addition, S&P 500 spreads were marginal positive contributors to the Fund over the period. Despite the large drawdown in December 2018 (S&P 500 down –9.0%, Russell 2000 down –11.9%), when index put spreads detracted from performance as expected, they were a positive contributor to the Fund for the other five months of the period.

Both S&P 500 and Russell 2000 index call spreads were detractors to the Fund for the six month period ended April 30, 2019. As expected during a large equity rally (January 2019 to April 2019) where the S&P 500 and Russell 2000 returned 18.3% and 18.5%, respectively, the call spreads detracted from the Fund.

Despite the large drawdown in December 2018, the S&P 500 Index rebounded quickly and at the end of the period looked to be trending towards new all-time highs. The S&P 500 Index and the Russell 2000 Index returned 9.76% and 6.06%, respectively, during the six month period ended April 30, 2019. Short-term U.S. Treasury yields (2-Year) declined approximately 60 basis points (0.60%) to 2.27% for the period. The Fund's collateral holdings have reached more attractive monthly income levels and have provided volatility dampening diversification. We believe there will be greater economic uncertainty in the coming quarters and anticipate equity market volatility levels will remain at levels more consistent with their higher longer term levels. Combined with the higher levels of income potential of the Fund's collateral portfolio, we believe the relative attractiveness of the Fund's investment strategy continues to grow.

Sincerely,

DEREK DEVENS AND ERIC ZHOU
PORTFOLIO MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

Hedged Option Premium Strategy Fund

TICKER SYMBOLS

Institutional Class	NHOIX
Class A	NHOAX
Class C	NHOCX
Class R6	NHORX

PORTFOLIO BY TYPE OF SECURITY

(as a % of Total Net Assets)
U.S. Treasury Obligations	99.4%
Options Purchased	0.0
Options Written	(0.6)
Short-Term Investments	0.9
Other Assets Less Liabilities	0.3
Total	100.0%

PERFORMANCE HIGHLIGHTS3

	Inception	Six Month Period Ended	Average Annual Total Return Ended 04/30/2019
	Date	04/30/2019	1 Year	Life of Fund
At NAV
Institutional Class	04/12/2017	–0.97%	–2.22%	–1.90%
Class A	04/12/2017	–1.14%	–2.59%	–2.25%
Class C	04/12/2017	–1.50%	–3.32%	–2.98%
Class R6	04/12/2017	–0.89%	–2.18%	–1.83%
With Sales Charge
Class A		–6.82%	–8.20%	–5.04%
Class C		–2.49%	–4.29%	–2.98%
Index
CBOE S&P 500 Iron Condor Index[1,2]		–3.89%	–6.33%	–3.36%
S&P 500® Index[1,2]		9.76%	13.49%	13.75%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit www.nb.com/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC ("Management") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by Management) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2018 were 2.83%, 3.23%, 4.01% and 2.76%for Institutional Class, Class A, Class C and Class R6 shares, respectively (before expense reimbursements and/or fee waivers, if any, and after restatement for Class R6 shares). The expense ratios were 0.66%, 1.02%, 1.77% and 0.56% for Institutional Class, Class A, Class C and Class R6 shares, respectively, after expense reimbursements and/or fee waivers and/or restatement. The expense ratios for the semi-annual period ended April 30, 2019 can be found in the Financial Highlights section of this report.

Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75% for Class A shares and the contingent deferred sales charge (CDSC) for Class C shares. The CDSC for Class C shares is 1%, which is reduced to 0% after 1 year. The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Please see the prospectus for more information about sales charge structures, if any, and class expenses for your share class.

Long Short Fund Commentary

Neuberger Berman Long Short Fund Institutional Class generated a 4.14% total return for the six months ended April 30, 2019, outperforming its primary benchmark, the HFRX Equity Hedge Index (the Index), which returned 1.51% for the same period. However, the Fund underperformed the S&P 500® Index, which provided a 9.76% total return for the period. (Performance for all share classes is provided in the table immediately following this letter.)

Despite a sharp decline at the end of 2018, the U.S. stock market rallied over the remainder of the reporting period and produced a robust gain. The market's turnaround was triggered by a number of factors, including a "dovish pivot" by the U.S. Federal Reserve Board (Fed), as it indicated that it did not expect to raise rates in 2019. The Fed also said it would end its balance sheet reduction program in September 2019. In addition, corporate profits generally exceeded expectations and there were hopes for a resolution to the trade dispute between the U.S. and China. All told, the S&P 500 Index gained 9.76% over the six months ended April 30, 2019 and reached several record highs.

The Fund remained constructively positioned, albeit increasingly selective, during the period for an ongoing economic recovery in the U.S. Against this backdrop, the Fund's largest net sector weights were in Industrials and Consumer Discretionary on average. This was reflected in the Fund's net long exposure during the period.

We categorize our long investment exposure into three groups: Capital Growth, Total Return and Opportunistic. Capital Growth continues to represent our largest allocation followed by Total Return and Opportunistic. We continued to identify compelling opportunities in Capital Growth relative to Total Return, as higher interest rates could negatively impact longer duration assets and cash flows. The portfolio's short exposure includes both single name "Fundamental" shorts and "Market" shorts. During the period, equity long exposure increased against the backdrop of heightened market volatility and greater sector dispersion as fundamentals came back into focus while overall total shorts decreased. Market shorts that consist primarily of sector and market cap-specific indices to help manage broader portfolio exposures slightly decreased during the period.

Equity long exposure added to Fund performance, while Fundamental shorts and the Fund's overall use of index futures, options and swaps related to hedging activity detracted from performance during the period given the overall positive move in the equity markets. From a fixed income perspective, the Fund's net positions were additive overall to Fund performance for the period.

We believe the economic backdrop in the U.S. continues to look positive and supported by increases in business capital expenditures and a more pro-business environment. In our view, overall U.S. macroeconomic data, while showing signs of deceleration, has remained supportive of growth. Meanwhile, recent fiscal policy and ongoing deregulation and lower corporate tax rates may well have raised growth rates above the recent trend. In our view, the next phase of growth is likely to be dictated by how effectively corporate management teams allocate these newfound cash flows—creating opportunities both long and short as the impact of these decisions emerge. Nevertheless, we remain mindful that our constructive view on risk assets (i.e. equities, corporate bonds and other financial products that fluctuate in price) is not without challenges as we embark on over a decade of economic expansion. Despite positive U.S. economic data, China and the Eurozone economies remain fragile. Given the vicissitudes of an increasingly global economy, we will remain flexible in our decisions and open-minded to new ideas across different sectors, asset classes and geographies.

Sincerely,

CHARLES KANTOR AND MARC REGENBAUM
PORTFOLIO MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

Long Short Fund

TICKER SYMBOLS

Institutional Class	NLSIX
Class A	NLSAX
Class C	NLSCX

PORTFOLIO BY TYPE OF SECURITY

(as a % of Total Net Assets)

	Long	Short
Common Stocks	81.4%	(13.8)%
Convertible Bonds	0.2	—
Corporate Bonds	6.0	(1.7)
Exchange Traded Funds	—	(0.2)
Loan Assignments	1.0	—
Master Limited Partnerships	2.0	(0.3)
Options Purchased	0.1	—
Preferred Stocks	0.8	—
U.S. Treasury Obligations	2.6	—
Warrants	0.1	—
Short-Term Investments	3.2	—
Other Assets Less Liabilities	18.6 *	—
Total	116.0%	(16.0)%

*  Includes the impact of the Fund's open positions in derivatives (other than Options Purchased), if any.

PERFORMANCE HIGHLIGHTS

	Inception	Six Month Period Ended	Average Annual Total Return Ended 04/30/2019
	Date	04/30/2019	1 Year	5 Years	Life of Fund
At NAV
Institutional Class	12/29/2011	4.14%	4.14%	3.73%	6.08%
Class A	12/29/2011	3.91%	3.76%	3.36%	5.71%
Class C	12/29/2011	3.53%	2.99%	2.57%	4.92%
With Sales Charge
Class A		–2.07%	–2.20%	2.14%	4.86%
Class C		2.55%	2.02%	2.57%	4.92%
Index
HFRX Equity Hedge Index[1,2]		1.51%	–3.97%	1.09%	2.86%
S&P 500® Index[1,2]		9.76%	13.49%	11.63%	14.76%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit www.nb.com/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC ("Management") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by Management) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2018 were 1.61%, 1.98% and 2.73% for Institutional Class, Class A and Class C shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratios for the semi-annual period ended April 30, 2019 can be found in the Financial Highlights section of this report.

Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75% for Class A shares and the contingent deferred sales charge (CDSC) for Class C shares. The CDSC for Class C shares is 1%, which is reduced to 0% after 1 year. The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Please see the prospectus for more information about sales charge structures, if any, and class expenses for your share class.

Multi-Asset Income Fund Commentary

Neuberger Berman Multi-Asset Income Fund Institutional Class generated a 5.77% total return for the six month period ended April 30, 2019, underperforming its benchmark, a custom blend consisting of 60% Bloomberg Barclays U.S. Aggregate Bond Index and 40% S&P 500® Index (collectively, the Index), which provided a 7.43% total return for the period. (Performance for all share classes is provided in the table immediately following this letter.)

Despite a bout of extreme volatility at the end of 2018, markets strongly rebounded in the new year and posted gains over the six-month period. The selloff in December stemmed from two structural shifts unfolding: a transition from quantitative easing to quantitative tightening, and from a globally synchronous environment to a multi-cycle growth environment. With this backdrop, investors struggled to navigate such transitions across various asset classes. In early 2019, dovish U.S. Federal Reserve Board commentary and the prospect of improving trade relations between China and the U.S. supported most markets, which then continued to strengthen through the end of the reporting period. The Eurozone was boosted by improving composite and services Purchasing Managers Index (PMIs), and markets welcomed the postponement of Brexit. Emerging markets (EM) equity and debt were positive over the period, as easing trade tensions, improving PMIs, and China's aggressive stimulus measures supported the region. Over the period, broad investor optimism overshadowed concerns around lackluster global growth and a yield curve inversion.

Within fixed income, EM debt, high yield securities, and security selection in investment-grade credit were contributors to the performance. Meanwhile the Fund's duration underweight (shorter) relative to the Bloomberg Barclays Global Aggregate Index was a key detractor as U.S. Treasuries rallied over the period. Out-of-benchmark exposure to non-U.S. equities contributed to underperformance relative to the Index, as the U.S. market displayed the strongest regional returns over the period. Additionally, dividend paying stocks lagged broader market-cap exposure in the Index. The fundamental decision to overweight equities entering calendar year 2019 did however boost returns. Exposure to real estate investment trusts and master limited partnerships also added to Fund performance. The absolute return options strategy was challenged given the equity rally. Meanwhile, the systematic tactical asset allocation strategy was a positive contributor.

The Fund's aggregate use of futures, forward foreign currency, swap and option contracts detracted from performance during the reporting period.

As we assessed the global economic environment and early 2019 market rally, we downgraded our view on U.S. equities to neutral over a 6–18 month horizon as we believe there is limited short term upside amidst moderate earnings growth expectations. We maintained our bias towards non-U.S. developed equities and overweighted European equities as we believe attractive valuations and accommodative European Central Bank measures should support the region. We remain overweight EM as we anticipate stabilizing growth in China to support these regions.

We also continue to maintain our short duration positioning in fixed income but tactically reduced our exposure to investment grade corporates as credit spreads tightened over the first quarter. Non-U.S. developed debt markets are expected to remain volatile and our return expectations for EM debt have been trimmed. We maintain an overweight view on inflation-sensitive assets as we believe real yields are attractive.

Finally, we continue to believe that a multi-dimensional approach to yield is prudent. We believe our multi-asset class approach offers diversified income sources, complemented with sources of return that have historically been uncorrelated and a risk framework that seeks to mitigate volatility and deliver an attractive return and income profile.

Sincerely,

ERIK KNUTZEN, BRADLEY TANK AND AJAY JAIN
PORTFOLIO MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

Multi-Asset Income Fund

TICKER SYMBOLS

Institutional Class	NANIX
Class A	NANAX
Class C	NANCX
Class R6	NRANX

PORTFOLIO BY TYPE OF SECURITY

(as a % of Total Net Assets)
Asset-Backed Securities	3.4%
Common Stocks	33.7
Convertible Bonds	0.9
Corporate Bonds	12.6
Exchange Traded Funds	1.6
Investment Companies	14.0
Mortgage-Backed Securities	14.2
Master Limited Partnerships	3.9
Options Purchased	0.0
Preferred Stocks	1.3
U.S. Government Agency Securities	0.6
U.S. Treasury Obligations	14.9
Short-Term Investments	7.6
Liabilities Less Other Assets	(8.7)*
Total	100.0%

*  Includes the impact of the Fund's open positions in derivatives (other than Options Purchased), if any.

PERFORMANCE HIGHLIGHTS

	Inception	Six Month Period Ended	Average Annual Total Return Ended 04/30/2019
	Date	04/30/2019	1 Year	Life of Fund
At NAV
Institutional Class	03/27/2015	5.77%	3.58%	3.87%
Class A	03/27/2015	5.58%	3.19%	3.49%
Class C	03/27/2015	5.09%	2.32%	2.69%
Class R6	03/27/2015	5.82%	3.66%	3.94%
With Sales Charge
Class A		1.04%	–1.17%	2.41%
Class C		4.09%	1.33%	2.69%
Index
Blended Benchmark*[1,2]		7.43%	8.84%	5.91%
Bloomberg Barclays U.S. Aggregate Bond Index[1,2]		5.49%	5.29%	2.08%

*  Blended Benchmark is composed of 60% Bloomberg Barclays U.S. Aggregate Bond Index and 40% S&P 500® Index, rebalanced monthly.

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit www.nb.com/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC ("Management") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by Management) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

For the period ended April 30, 2019, the 30-day SEC yields were 3.37%, 3.00%, 2.26% and 3.47% for Institutional Class, Class A, Class C and Class R6 shares, respectively. Absent expense reimbursements and/or fee waivers, the 30-day SEC yields would have been 2.22%, 1.70%, 1.08% and 2.32% for Institutional Class, Class A, Class C and Class R6 shares, respectively.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2018 were 2.74%, 3.15%, 3.87% and 2.64% for Institutional Class, Class A, Class C and Class R6 shares, respectively (before expense reimbursements and/or fee waivers, if any, and after restatement for Class R6 shares). The expense ratios were 0.73%, 1.10%, 1.85% and 0.63% for Institutional Class, Class A, Class C and Class R6 shares, respectively, after expense reimbursements and/or fee waivers and/or restatement. The expense ratios for the semi-annual period ended April 30, 2019 can be found in the Financial Highlights section of this report.

Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 4.25% for Class A shares and the contingent deferred sales charge (CDSC) for Class C shares. The CDSC for Class C shares is 1%, which is reduced to 0% after 1 year. The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Please see the prospectus for more information about sales charge structures, if any, and class expenses for your share class.

Multi-Style Premia Fund Commentary

Neuberger Berman Multi-Style Premia Fund Institutional Class generated a 0.05% total return for the six months ended April 30, 2019. In contrast, the Fund's benchmark, the ICE BofAML 3-Month U.S. Treasury Bill Index (the Index) provided a 1.18% total return during the same period. (Performance for all share classes is provided in the table immediately following this letter.)

The Fund seeks absolute returns with low correlation to traditional asset classes. The Fund invests both long and short in a variety of instruments across multiple asset classes (i.e. equities, fixed income, currencies, commodities and interest rates), as it seeks to generate returns in both up and down markets with low sensitivity to directional market movements. The Fund aims to provide exposure to a diversified set of factors associated with different asset classes, which have been shown to deliver strong risk-adjusted returns over time, including but not limited to value, momentum, quality, income/carry, curve, low risk and volatility.

Despite a sharp decline at the end of 2018, the U.S. stock market rallied over the remainder of the reporting period and produced a robust gain. The market's turnaround was triggered by a number of factors, including a "dovish pivot" by the U.S. Federal Reserve Board (Fed), as it indicated that it did not expect to raise rates in 2019. The Fed also said it would end its balance sheet reduction program in September 2019. In addition, corporate profits generally exceeded expectations and there were hopes for a resolution to the trade dispute between the U.S. and China. All told, the S&P 500® Index gained 9.76% over the six months ended April 30, 2019 and reached several record highs.

The largest detractors from the Fund's performance during the period were from commodities and volatility. From a commodity perspective, long energy positions detracted from results when oil prices sold off in the fourth quarter of 2018. The Fund's volatility strategy, which includes managed futures trend following and equity single name put selling, was a modest headwind for returns during the period. On the upside, our currency positioning was additive for performance. We maintained our strategic exposure to the carry factor through long positions in higher yielding emerging market currencies. This was beneficial for returns, driven by short exposures in developed market currencies such as the Swedish krona and Swiss franc, as well as a long exposure to the Russian ruble. The Fund's equity positions contributed to results as well. In particular, having a defensive tilt toward lower risk/higher quality equities during the first two months of the period was rewarded as they held up relatively well during the market sell off. The Fund also benefited from strong factor performance during the equity market run up at the start of 2019. Finally, our rates positioning was beneficial. This was driven by our long bond positions as rates rallied after the Fed indicated a pause in its rate hike cycle.

A number of derivative instruments are used to more efficiently manage the portfolio. The Fund utilizes commodity futures, currency forwards, and equity derivatives, among others. The Fund's aggregate use of futures, forward foreign currency, swap and option contracts detracted from performance during the reporting period. Looking ahead, we believe the Fund is well positioned as we continue to pursue our diversified alternative strategies. Rather than taking discretionary macro bets, we seek to drive outperformance through a bottom-up approach, systematically targeting opportunities we find attractive from diversified sources.

Sincerely,

RAY CARROLL, SIMON GRIFFITHS, FRANK MAEBA AND GIDEON SCHAPIRO
PORTFOLIO MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

Multi-Style Premia Fund

TICKER SYMBOLS

Institutional Class	NMLIX
Class A	NMLAX
Class C	NMLCX
Class R6	NMLRX

PERFORMANCE HIGHLIGHTS

	Inception	Six Month Period Ended	Cumulative Total Return Ended 04/30/2019
	Date	04/30/2019	Life of Fund
At NAV
Institutional Class	05/18/2018	0.05%	–1.11%
Class A	05/18/2018	–0.09%	–1.41%
Class C	05/18/2018	–0.49%	–2.12%
Class R6	05/18/2018	0.09%	–1.03%
With Sales Charge
Class A		–5.86%	–7.10%
Class C		–1.44%	–3.05%
Index
ICE BofAML 3-Month US Treasury Bill Index[1,2]		1.18%	2.10%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit www.nb.com/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC ("Management") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by Management) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the estimated total annual operating expense ratios for fiscal year 2019 are 2.25%, 2.61%, 3.36% and 2.15% for Institutional Class, Class A, Class C and Class R6 shares, respectively (before expense reimbursements and/or fee waivers, if any, and after restatement for Class R6 shares). The estimated expense ratios for fiscal year 2019 are 0.99%, 1.35%, 2.10% and 0.89% for Institutional Class, Class A, Class C and Class R6 shares, respectively, after expense reimbursements and/or fee waivers and/or restatement. The expense ratios for the semi-annual period ended April 30, 2019 can be found in the Financial Highlights section of this report.

Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75% for Class A shares and the contingent deferred sales charge (CDSC) for Class C shares. The CDSC for Class C shares is 1%, which is reduced to 0% after 1 year. The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Please see the prospectus for more information about sales charge structures, if any, and class expenses for your share class.

U.S. Equity Index PutWrite Strategy Fund Commentary

Neuberger Berman U.S. Equity Index PutWrite Strategy Fund Institutional Class generated a total return of 4.24% for the six month period ended April 30, 2019, outperforming its primary benchmark, a blend of 42.5%CBOE S&P 500 One-Week PutWrite Index/42.5% CBOE S&P 500 PutWrite Index/7.5% CBOE Russell 2000 One-Week PutWrite Index /7.5% CBOE Russell 2000 PutWrite Index (collectively, the Index) which posted a total return of 0.60% for the same period. (Performance for all share classes is provided in the table immediately following this letter.)

On February 28, 2019, the Fund began comparing its performance to the Index, rather than its prior benchmark, a blend of 85% CBOE S&P 500 PutWrite Index and 15% CBOE Russell 2000 PutWrite Index, because we believe the Index is a fairer representation of the Fund's investment universe. For the two month period from the benchmark change through April 30, the Fund's Institutional Class had a total return of 3.12%, outperforming the Index, which returned 2.34% during the same period. For the full six month fiscal period, the Fund's Institutional Class returned 4.24% versus a 0.54% total return for the prior benchmark.

With uncertainty increasing, markets began 2019 with a CBOE Volatility Index (VIX) level double that of the beginning of 2018. Specifically, the VIX has averaged 17.7 while realized volatility on the S&P 500® Index was 17.6, which resulted in a six month average implied volatility premium of approximately 0.1, compressed during this period due to equity market drawdown in 2018. Similarly, CBOE Russell 2000 Volatility Index (RVX) has declined almost –36% from 26.6 to 17.1 over the six month period but implied volatility continues to average well above 2018 levels. Specifically, the RVX has averaged 20.8 while realized volatility on the Russell 2000® Index was 20.6, which resulted in a six month averaged implied volatility premium of approximately 0.2. Implied volatility levels give a rough estimate of the premiums that the strategy can collect, similar to yields in the bond space.

Both S&P 500 and Russell 2000 exposures were positive contributors to the Fund over the period. Despite the large drawdown in December 2018 (S&P 500 down –9.0%, Russell 2000 down –11.9%), the Fund's systematic risk management process resulted in outperformance relative to the CBOE S&P 500 and Russell 2000 PutWrite indexes. Of the two exposures, the Fund's S&P 500 exposure was a large contributor on a weighted and non-weighted basis, outperforming the CBOE S&P 500 PutWrite Index by approximately 200 basis points and the CBOE S&P 500 One-Week PutWrite Index by over 100 basis points. In addition, the Fund's collateral holdings continued to be a positive contributor.

The Fund's average option notional exposure over the month remained consistent with strategic targets of 85% S&P 500 Index and 15% Russell 2000 Index.

Despite the large drawdown in December 2018, the S&P 500 Index rebounded quickly and at the end of the period looked to be trending towards new all-time highs. The S&P 500 Index and the Russell 2000 Index returned 9.76% and 6.06%, respectively, during the six month period ended April 30, 2019. Short-term U.S. Treasury yields (2-Year) declined approximately 60 basis points (0.60%) to 2.27% for the period. The Fund's collateral holdings have reached more attractive monthly income levels and have provided volatility dampening diversification. We believe there will be greater economic uncertainty in the coming quarters and anticipate equity market volatility levels will remain at levels more consistent with their higher longer term levels. Combined with the higher levels of income potential of the Fund's collateral portfolio, we believe the relative attractiveness of the Fund's investment strategy continues to grow.

Sincerely,

DEREK DEVENS AND RORY EWING
PORTFOLIO MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio manager. The opinions are as of the date of this report and are subject to change without notice.

U.S. Equity Index PutWrite Strategy Fund

TICKER SYMBOLS

Institutional Class	NUPIX
Class A	NUPAX
Class C	NUPCX
Class R6	NUPRX

PORTFOLIO BY TYPE OF SECURITY

(as a % of Total Net Assets)
U.S. Treasury Obligations	99.4%
Put Options Written	(0.6)
Short-Term Investments	0.8
Other Assets Less Liabilities	0.4
Total	100.0%

PERFORMANCE HIGHLIGHTS4

	Inception	Six Month Period Ended	Average Annual Total Return Ended 04/30/2019
	Date	04/30/2019	1 Year	Life of Fund
At NAV
Institutional Class	09/16/2016	4.24%	5.42%	6.76%
Class A	09/16/2016	3.97%	5.02%	6.37%
Class C	09/16/2016	3.68%	4.22%	5.59%
Class R6	09/16/2016	4.19%	5.40%	6.82%
With Sales Charge
Class A		–2.01%	–0.98%	4.00%
Class C		2.68%	3.22%	5.59%
Index
42.5% CBOE S&P 500 One-Week PutWrite Index/ 42.5% CBOE S&P 500 PutWrite Index / 7.5% CBOE Russell 2000 One-Week PutWrite Index / 7.5% CBOE Russell 2000 PutWrite Index*[1,2]		0.60%	0.73%	3.77%
85% S&P 500® Index / 15% Russell 2000® Index[1,2]		9.23%	12.18%	14.65%
85% CBOE S&P 500 PutWrite Index / 15% CBOE Russell 2000 PutWrite Index**[1,2]		0.54%	0.72%	5.51%

*  On February 28, 2019, the Fund began comparing its performance to the 42.5% CBOE S&P 500 One-Week PutWrite Index/42.5%CBOE S&P 500 PutWrite Index/7.5% CBOE Russell 2000 One-Week PutWrite Index/7.5% CBOE Russell 2000 PutWrite Index rather than the 85% CBOE S&P 500 PutWrite Index/15% CBOE Russell 2000 PutWrite Index because Management believes 42.5% CBOE S&P 500 One-Week PutWrite Index/42.5% CBOE S&P 500 PutWrite Index/7.5% CBOE Russell 2000 One-Week PutWrite Index/7.5% CBOE Russell 2000 PutWrite Index is a fairer representation of the Fund's investment universe.

**  Prior to February 28, 2019, the Fund compared its performance to the Blended Benchmark composed of 85% CBOE S&P 500 PutWrite Index/15% CBOE Russell 2000 PutWrite Index.

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit www.nb.com/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC ("Management") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by Management) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2018 were 0.75%, 1.12%, 1.89% and 0.65% for Institutional Class, Class A, Class C and Class R6 shares, respectively (before expense reimbursements and/or fee waivers, if any, and after restatement for Class R6 shares). The expense ratios were 0.66%, 1.02%, 1.77% and 0.56% for Institutional Class, Class A, Class C and Class R6 shares, respectively, after expense reimbursements and/or fee waivers and/or restatement. The expense ratios for the semi-annual period ended April 30, 2019 can be found in the Financial Highlights section of this report.

Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75% for Class A shares and the contingent deferred sales charge (CDSC) for Class C shares. The CDSC for Class C shares is 1%, which is reduced to 0% after 1 year. The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Please see the prospectus for more information about sales charge structures, if any, and class expenses for your share class.

Endnotes

1  Please see "Glossary of Indices" on page 17 for a description of indices. Please note that individuals cannot invest directly in any index. The HFRX Equity Hedge Index does take into account fees and expenses, but not the tax consequences, of investing since it is based on the underlying hedge funds' net returns. The other indices described in this report do not take into account any fees, expenses or tax consequences of investing in the individual securities that they track. Data about the performance of an index are prepared or obtained by Neuberger Berman Investment Advisers LLC and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

2  The date used to calculate Life of Fund performance for the index is the inception date of the oldest share class.

3  During the period from August 2012 through January 2013, Neuberger Berman Commodity Strategy Fund was relatively small, which could have impacted Fund performance. During the period from December 2010 through April 2011, Neuberger Berman Global Allocation Fund had only one shareholder and the Fund was relatively small, which could have impacted Fund performance. During the period from May 2017 through August 2017, Neuberger Berman Hedged Option Premium Strategy Fund was relatively small, which could have impacted Fund performance. The same techniques used to produce returns in a small fund may not work to produce similar returns in a larger fund.

4  The investments for the Fund are managed by the same portfolio manager(s) who manage(s) one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).

5  The performance information for Class R6 prior to the class's inception date is that of the Institutional Class of Neuberger Berman Global Allocation Fund. The performance information for the Institutional Class has not been adjusted to take into account differences in class specific operating expenses. The Institutional Class has higher expenses and typically lower returns than Class R6.

For more complete information on any of the Neuberger Berman Alternative and Multi-Asset Class Funds, see the Fund's prospectus, which can be obtained by calling us at (800) 877-9700, or visiting our website at www.nb.com.

Glossary of Indices

Bloomberg Barclays Global Aggregate Index:

The index measures global investment grade debt from twenty-four different local currency markets and includes fixed-rate treasury, government-related, corporate and securitized bonds from both developed and emerging markets issuers. The index is largely comprised of three major regional aggregate components: the Bloomberg Barclays U.S. Aggregate Bond Index, the Bloomberg Barclays Pan-European Aggregate Bond Index, and the Bloomberg Barclays Asian-Pacific Aggregate Index. In addition to securities from these three indices, the Bloomberg Barclays Global Aggregate Index also includes investment grade Eurodollar, Euro-Yen, Canadian, and 144A Index-eligible securities not already in these three indices.

Bloomberg Barclays U.S. Aggregate Bond Index:

The index measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable bond market and includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS) (agency fixed-rate and hybrid adjustable rate mortgage (ARM) pass-throughs), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) (agency and nonagency).

60% Bloomberg Barclays U.S. Aggregate Bond Index and 40% S&P 500® Index:	The blended index is composed of 60% Bloomberg Barclays U.S. Aggregate Bond Index (described above) and 40% S&P 500® Index (described below), and is rebalanced monthly.
Bloomberg Commodity Index:

The index is a rolling index composed of exchange-traded futures contracts on physical commodities. The index relies primarily on liquidity data of futures contracts, along with U.S. dollar-adjusted production data, in determining the relative quantities of included commodities. The index is designed to be a highly liquid and diversified benchmark for commodities investments. The version of the index that is calculated on a total return basis reflects the returns on a fully collateralized investment in the underlying commodity futures contracts, combined with the returns on cash collateral invested in Treasury Bills.

CBOE Russell 2000® PutWrite Index:

The index tracks the value of a passive investment strategy which consists of overlaying Russell 2000 (RUT) short put options over a money market account invested in one-month Treasury bills. The RUT puts are struck at-the-money and are sold on a monthly basis.

CBOE Russell 2000® One-Week PutWrite Index:

The index is designed to track the performance of a hypothetical strategy that sells an at-the-money (ATM) Russell 2000 Index put option on a weekly basis. The maturity of the written Russell 2000 put option is one week to expiry. The written Russell 2000 put option is collateralized by a money market account invested in one-month Treasury bills. The index rolls on a weekly basis, typically every Friday.

CBOE S&P 500® Iron Condor Index:

The index is designed to track the performance of a hypothetical option selling strategy that sells monthly call and put spreads and holds a money market account invested in one-month Treasury bills. The call spread consists of a short position in an out-of-the- money S&P 500 Index call option with a delta of approximately 0.20 and a long position in a further out-of-the-money S&P 500 Index call option with a delta of approximately 0.05. The put spread consists of a short position in an out-of-the-money S&P 500 Index put option with a delta of approximately –0.20 and a long position in a further out-of-the-money S&P 500 Index put option with a delta of approximately –0.05. Call and put spread positions are sized such that their notional strike differences represent 5% of the market value of the money market account. The money market account is rebalanced on option roll days and is designed to limit the downside return of the index. The delta of an option measures its price sensitivity to the price of the underlying asset. For example, if a call option has a delta of 0.20 and the price of the underlying asset increases by $1, the value of the option will increase by $0.20.

Glossary of Indices (cont'd)

CBOE S&P 500® PutWrite Index:

The index tracks the value of a passive investment strategy which consists of overlaying S&P 500 (SPX) short put options over a money market account invested in one- and three-months Treasury bills. The SPX puts are struck at-the-money and are sold on a monthly basis.

CBOE S&P 500® One-Week PutWrite Index:

The index is designed to track the performance of a hypothetical strategy that sells an at-the-money (ATM) S&P 500 Index (SPX) put option on a weekly basis. The maturity of the written SPX put option is one week to expiry. The written SPX put option is collateralized by a money market account invested in one-month Treasury bills. The index rolls on a weekly basis, typically every Friday.

42.5% CBOE S&P 500® One-Week PutWrite Index/42.5% CBOE S&P 500® PutWrite Index/7.5% CBOE Russell 2000® One-Week PutWrite Index/7.5% CBOE Russell 2000® PutWrite Index:

The blended index is composed of 42.5% CBOE S&P 500 One-Week PutWrite Index (described above), 42.5% CBOE S&P 500 PutWrite Index (described above) and 7.5% and CBOE Russell 2000 PutWrite Index (described above) is rebalanced monthly.

85% CBOE S&P 500® PutWrite Index and 15% CBOE Russell 2000® PutWrite Index:	The blended index is composed of 85% CBOE S&P 500 PutWrite Index (described above) and 15% CBOE Russell 2000 PutWrite Index (described above), and is rebalanced monthly.
HFRX Equity Hedge Index:

The index comprises equity hedge strategies. Equity hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity hedge managers would typically maintain at least 50%, and may in some cases be substantially entirely invested, in equities, both long and short. Constituent funds are selected from an eligible pool of the more than 7,500 funds worldwide that report to the Hedge Fund Research (HFR) Database. Constituent funds must meet all of the following criteria: report monthly; report performance net of all fees; be U.S. dollar-denominated; be active and accepting new investments; have a minimum 24 months track record; and the fund's manager must have at least $50 million in assets under management. The index is rebalanced quarterly.

ICE BofAML 3-Month U.S. Treasury Bill Index:

The index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date.

Glossary of Indices (cont'd)

MSCI All Country World Index (Net):

The index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes. The developed market country indexes included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indexes included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the UAE. China A shares are included starting from June 1, 2018 and are partially represented at 5% of their free float-adjusted market capitalization. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

60% MSCI All Country World Index (Net) and 40% Bloomberg Barclays Global Aggregate Index:

The blended index is composed of 60% MSCI All Country World Index (Net) (described above) and 40% Bloomberg Barclays Global Aggregate Index (described above), and is rebalanced monthly. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Russell 2000® Index:

The index is a float-adjusted market capitalization-weighted index that measures the performance of the small-cap segment of the U.S. equity market. It includes approximately 2,000 of the smallest securities in the Russell 3000 Index (which measures the performance of the 3,000 largest U.S. public companies based on total market capitalization). The index is rebalanced annually in June.

S&P 500® Index:	The index is a float-adjusted market capitalization-weighted index that focuses on the large-cap segment of the U.S. equity market, and includes a significant portion of the total value of the market.
85% S&P 500® Index/15% Russell 2000® Index:	The 85% S&P 500® Index/15% Russell 2000® Index blended index is composed of 85% S&P 500® Index (described above) and 15% Russell 2000® Index (described above), and is rebalanced monthly.

Information About Your Fund's Expenses (Unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds (if applicable); and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in a Fund and compare these costs with the ongoing costs of investing in other mutual funds.

This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2019 and held for the entire period. The table illustrates the Fund's costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund's actual performance during the period indicated. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as sales charges (loads) (if applicable). Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Example (Unaudited)

	ACTUAL					HYPOTHETICAL (5% ANNUAL RETURN BEFORE EXPENSES)
	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During the Period(1) 11/1/18 - 4/30/19		Expense Ratio	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During the Period(2) 11/1/18 - 4/30/19	Expense Ratio
Commodity Strategy Fund
Institutional Class	$1,000.00	$986.00	$3.64		0.74%	$1,000.00	$1,021.12	$3.71	0.74%
Class A	$1,000.00	$983.50	$5.41		1.10%	$1,000.00	$1,019.34	$5.51	1.10%
Class C	$1,000.00	$979.60	$9.08		1.85%	$1,000.00	$1,015.62	$9.25	1.85%
Global Allocation Fund
Institutional Class	$1,000.00	$1,073.80	$2.37		0.46%	$1,000.00	$1,022.51	$2.31	0.46%
Class A	$1,000.00	$1,072.30	$4.21		0.82%	$1,000.00	$1,020.73	$4.11	0.82%
Class C	$1,000.00	$1,068.30	$8.05		1.57%	$1,000.00	$1,017.01	$7.85	1.57%
Class R6	$1,000.00	$1,075.80	$1.08	(3)	0.37%	$1,000.00	$1,022.96	$1.86	0.37%
Hedged Option Premium Strategy Fund
Institutional Class	$1,000.00	$990.30	$3.21		0.65%	$1,000.00	$1,021.57	$3.26	0.65%
Class A	$1,000.00	$988.60	$4.98		1.01%	$1,000.00	$1,019.79	$5.06	1.01%
Class C	$1,000.00	$985.00	$8.66		1.76%	$1,000.00	$1,016.07	$8.80	1.76%
Class R6	$1,000.00	$991.10	$2.76		0.56%	$1,000.00	$1,022.02	$2.81	0.56%
Long Short Fund
Institutional Class	$1,000.00	$1,041.40	$7.95		1.57%	$1,000.00	$1,017.01	$7.85	1.57%
Class A	$1,000.00	$1,039.10	$9.86		1.95%	$1,000.00	$1,015.12	$9.74	1.95%
Class C	$1,000.00	$1,035.30	$13.52		2.68%	$1,000.00	$1,011.50	$13.37	2.68%
Multi-Asset Income Fund
Institutional Class	$1,000.00	$1,057.70	$3.01		0.59%	$1,000.00	$1,021.87	$2.96	0.59%
Class A	$1,000.00	$1,055.80	$4.89		0.96%	$1,000.00	$1,020.03	$4.81	0.96%
Class C	$1,000.00	$1,050.90	$8.70		1.71%	$1,000.00	$1,016.31	$8.55	1.71%
Class R6	$1,000.00	$1,058.20	$2.50		0.49%	$1,000.00	$1,022.36	$2.46	0.49%
Multi-Style Premia Fund
Institutional Class	$1,000.00	$1,000.50	$4.86		0.98%	$1,000.00	$1,019.93	$4.91	0.98%
Class A	$1,000.00	$999.10	$6.59		1.33%	$1,000.00	$1,018.20	$6.66	1.33%
Class C	$1,000.00	$995.10	$10.29		2.08%	$1,000.00	$1,014.48	$10.39	2.08%
Class R6	$1,000.00	$1,000.90	$4.37		0.88%	$1,000.00	$1,020.43	$4.41	0.88%
U.S. Equity Index PutWrite Strategy Fund
Institutional Class	$1,000.00	$1,042.40	$3.34		0.66%	$1,000.00	$1,021.52	$3.31	0.66%
Class A	$1,000.00	$1,039.70	$5.16		1.02%	$1,000.00	$1,019.74	$5.11	1.02%
Class C	$1,000.00	$1,036.80	$8.94		1.77%	$1,000.00	$1,016.02	$8.85	1.77%
Class R6	$1,000.00	$1,041.90	$2.84		0.56%	$1,000.00	$1,022.02	$2.81	0.56%

(1)  For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown), unless otherwise indicated.

(2)  Hypothetical expenses are equal to the annualized expense ratios for each class, multiplied by the average account value over the period (assuming a 5% annual return), multiplied by 181/365 (to reflect the one-half year period shown).

(3)  Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 103/365 (to reflect the period shown of January 18, 2019 (Commencement of Operations) to April 30, 2019).

Legend (Unaudited) April 30, 2019

Neuberger Berman Alternative Funds

Benchmarks:

EURIBOR = Euro Interbank Offered Rate

ICE  = Intercontinental Exchange

HIBOR  = Hong Kong Interbank Offered Rate

LIBOR  = London Interbank Offered Rate

Currency Abbreviations:

AUD  = Australian Dollar

BRL  = Brazilian Real

CAD  = Canadian Dollar

CHF  = Swiss Franc

CLP  = Chilean Peso

CNH  = Chinese Yuan Renminbi (Offshore)

CNY  = Chinese Yuan Renminbi

CLP  = Chilean Peso

CZK  = Czech Koruna

EUR  = Euro

GBP  = Pound Sterling

HUF  = Hungarian Forint

IDR  = Indonesian Rupiah

ILS  = Israeli Shekel

INR  = Indian Rupee

JPY  = Japanese Yen

KRW  = South Korean Won

MXN  = Mexican Peso

NOK  = Norwegian Krone

NZD  = New Zealand Dollar

PLN  = Polish Zloty

RUB  = Russian Ruble

SEK  = Swedish Krona

THB  = Thai Bhat

TRY  = Turkish Lira

TWD  = New Taiwan Dollar

USD  = United States Dollar

ZAR  = South African Rand

Non-Deliverable Forward Contracts:

BRL  = Brazilian Real

CLP  = Chilean Peso

CNY  = Chinese Yuan Renminbi

KRW  = South Korean Won

IDR  = Indonesian Rupiah

INR  = Indian Rupee

RUB  = Russian Ruble

TWD  = New Taiwan Dollar

Counterparties:

CITI  = Citibank, N.A.

GSI  = Goldman Sachs International

JPM  = JPMorgan Chase Bank N.A.

MS  = Morgan Stanley Capital Services LLC

RBC  = Royal Bank of Canada

SCB  = Standard Chartered Bank

SG  = Societe Generale

SSB  = State Street Bank and Trust Company

Payment Frequencies:

1M  = 1 Month

3M  = 3 Months

6M  = 6 Months

T  = Termination

Consolidated Schedule of Investments Commodity Strategy Fund(a)^ (Unaudited) April 30, 2019

PRINCIPAL AMOUNT		VALUE
(000's omitted)		(000's omitted)
Asset-Backed Securities 20.9%
$87	Ally Auto Receivables Trust, Ser. 2017-5, Class A2, 1.81%, due 6/15/2020	$87
1,600	Bank of The West Auto Trust, Ser. 2018-1, Class A2, 3.09%, due 4/15/2021	1,603	(b)
2,160	BMW Vehicle Lease Trust, Ser. 2019-1, Class A2, 2.79%, due 3/22/2021	2,164
259	BMW Vehicle Owner Trust, Ser. 2018-A, Class A2A, 2.09%, due 11/25/2020	258
	Canadian Pacer Auto Receivables Trust
275	Ser. 2018-1A, Class A2A, 2.70%, due 8/19/2020	275	(b)
700	Ser. 2018-2A, Class A2A, 3.00%, due 6/21/2021	701	(b)
1,200	Chase Issuance Trust, Ser. 2018-A1, Class A1, (1 month USD LIBOR + 0.20%), 2.67%, due 4/17/2023	1,200	(c)
1,000	Citibank Credit Card Issuance Trust, Ser. 2014-A6, Class A6, 2.15%, due 7/15/2021	999
	Evergreen Credit Card Trust
1,110	Ser. 2018-2, Class A, (1 month USD LIBOR + 0.35%), 2.82%, due 7/15/2022	1,112	(b)(c)
500	Ser. 2019-1, Class A, (1 month USD LIBOR + 0.48%), 2.95%, due 1/15/2023	501	(b)(c)
490	Fifth Third Auto Trust, Ser. 2019-1, Class A2B, (1 month USD LIBOR + 0.23%), 2.65%, due 5/16/2022	490	(c)(d)
	Ford Credit Auto Owner Trust
2,459	Ser. 2018-B, Class A2A, 2.96%, due 9/15/2021	2,463
1,900	Ser. 2019-A, Class A2A, 2.78%, due 2/15/2022	1,904
510	GM Financial Automobile Leasing Trust, Ser. 2019-2, Class A2B, (1 month USD LIBOR + 0.18%), 2.66%, due 6/21/2021	510	(c)(d)
	GM Financial Consumer Automobile Receivables Trust
197	Ser. 2017-3A, Class A2A, 1.71%, due 9/16/2020	197	(b)
447	Ser. 2018-1, Class A2A, 2.08%, due 1/19/2021	446
785	Ser. 2018-2, Class A2A, 2.55%, due 5/17/2021	784
1,367	Ser. 2017-1A, Class A3, 1.78%, due 10/18/2021	1,361	(b)
8	Honda Auto Receivables Owner Trust, Ser. 2017-3, Class A2, 1.57%, due 1/21/2020	8
2,500	Mercedes-Benz Auto Lease Trust, Ser. 2019-A, Class A2, 3.01%, due 2/16/2021	2,505
	Navient Student Loan Trust
242	Ser. 2018-2A, Class A1, (1 month USD LIBOR + 0.24%), 2.72%, due 3/25/2067	242	(b)(c)
616	Ser. 2018-3A, Class A1, (1 month USD LIBOR + 0.27%), 2.75%, due 3/25/2067	616	(b)(c)
541	Ser. 2018-4A, Class A1, (1 month USD LIBOR + 0.25%), 2.73%, due 6/27/2067	540	(b)(c)
2,000	Ser. 2019-2A, Class A1, (1 month USD LIBOR + 0.27%), 2.75%, due 2/27/2068	2,000	(b)(c)
159	Nissan Auto Receivables Owner Trust, Ser. 2017-B, Class A2A, 1.56%, due 5/15/2020	159
700	Securitized Term Auto Receivables Trust, Ser. 2019-1A, Class A2, 2.86%, due 5/25/2021	700	(b)
	Toyota Auto Receivables Owner Trust
333	Ser. 2017-D, Class A2A, 1.74%, due 8/17/2020	332
1,088	Ser. 2018-B, Class A2A, 2.64%, due 3/15/2021	1,088
1,076	Ser. 2018-C, Class A2A, 2.77%, due 8/16/2021	1,077
	Verizon Owner Trust
1,340	Ser. 2017-1A, Class A, 2.06%, due 9/20/2021	1,337	(b)
1,320	Ser. 2018-1A, Class A1B, (1 month USD LIBOR + 0.26%), 2.75%, due 9/20/2022	1,321	(b)(c)
	World Omni Auto Receivables Trust
333	Ser. 2017-B, Class A2A, 1.61%, due 2/16/2021	332
522	Ser. 2018-A, Class A2, 2.19%, due 5/17/2021	521
434	Ser. 2018-C, Class A2, 2.80%, due 1/18/2022	435
1,500	Ser. 2019-A, Class A2, 3.02%, due 4/15/2022	1,506
	Total Asset-Backed Securities (Cost $31,726)	31,774
Corporate Bonds 56.5%
Aerospace & Defense 1.7%
	United Technologies Corp.
855	(3 month USD LIBOR + 0.35%), 2.93%, due 11/1/2019	856	(c)
1,675	(3 month USD LIBOR + 0.65%), 3.33%, due 8/16/2021	1,676	(c)
		2,532

See Notes to Financial Statements

Consolidated Schedule of Investments Commodity Strategy Fund(a)^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
(000's omitted)		(000's omitted)
Agriculture 2.7%
$2,965	BAT Capital Corp., (3 month USD LIBOR + 0.59%), 3.28%, due 8/14/2020	$2,961	(c)
1,120	Philip Morris Int'l, Inc., (3 month USD LIBOR + 0.42%), 3.06%, due 2/21/2020	1,122	(c)
		4,083
Auto Manufacturers 8.2%
2,150	American Honda Finance Corp., (3 month USD LIBOR + 0.28%), 2.87%, due 10/19/2020	2,150	(c)
2,255	BMW U.S. Capital LLC, (3 month USD LIBOR + 0.37%), 3.06%, due 8/14/2020	2,261	(b)(c)
1,500	Daimler Finance N.A. LLC, 1.50%, due 7/5/2019	1,497	(b)
1,965	Harley-Davidson Financial Services, Inc., (3 month USD LIBOR + 0.50%), 3.14%, due 5/21/2020	1,967	(b)(c)
1,720	Nissan Motor Acceptance Corp., (3 month USD LIBOR + 0.63%), 3.24%, due 9/21/2021	1,709	(b)(c)
2,865	Volkswagen Group of America Finance LLC, (3 month USD LIBOR + 0.77%), 3.46%, due 11/13/2020	2,875	(b)(c)
		12,459
Banks 18.6%
3,340	Bank of America Corp., (3 month USD LIBOR + 0.38%), 2.97%, due 1/23/2022	3,335	(c)
3,250	Citigroup, Inc., (3 month USD LIBOR + 0.96%), 3.54%, due 4/25/2022	3,285	(c)
3,225	Goldman Sachs Group Inc, (3 month USD LIBOR + 1.11%), 3.70%, due 4/26/2022	3,255	(c)
2,260	HSBC Holdings PLC, (3 month USD LIBOR + 0.60%), 3.28%, due 5/18/2021	2,263	(c)
	JPMorgan Chase & Co.
2,600	(3 month USD LIBOR + 0.55%), 3.15%, due 3/9/2021	2,606	(c)
625	(3 month USD LIBOR + 1.10%), 3.71%, due 6/7/2021	633	(c)
3,000	Morgan Stanley, (3 month USD LIBOR + 1.18%), 3.77%, due 1/20/2022	3,033	(c)
1,515	PNC Bank N.A., (3 month USD LIBOR + 0.35%), 2.95%, due 3/12/2021	1,517	(c)
880	Santander UK PLC, (3 month USD LIBOR + 0.62%), 3.25%, due 6/1/2021	881	(c)
765	Sumitomo Mitsui Financial Group, Inc., (3 month USD LIBOR + 1.11%), 3.71%, due 7/14/2021	776	(c)
1,235	Toronto-Dominion Bank, (3 month USD LIBOR + 0.43%), 3.03%, due 6/11/2021	1,241	(c)
2,900	Wells Fargo & Co., (3 month USD LIBOR + 0.93%), 3.63%, due 2/11/2022	2,924	(c)
2,550	Westpac Banking Corp., (3 month USD LIBOR + 0.85%), 3.53%, due 8/19/2021	2,578	(c)
		28,327
Beverages 0.6%
925	Diageo Capital PLC, (3 month USD LIBOR + 0.24%), 2.92%, due 5/18/2020	926	(c)
Computers 0.5%
755	Apple, Inc., (3 month USD LIBOR + 0.14%), 2.88%, due 8/2/2019	755	(c)
Diversified Financial Services 4.0%
835	AIG Global Funding, (3 month USD LIBOR + 0.48%), 3.08%, due 7/2/2020	838	(b)(c)
2,805	American Express Co., (3 month USD LIBOR + 0.53%), 3.21%, due 5/17/2021	2,817	(c)
2,470	Capital One Financial Corp., (3 month USD LIBOR + 0.95%), 3.55%, due 3/9/2022	2,490	(c)
		6,145
Electric 2.9%
1,540	Dominion Energy, Inc., (3 month USD LIBOR + 0.55%), 3.18%, due 6/1/2019	1,540	(b)(c)
500	Duke Energy Progress LLC, (3 month USD LIBOR + 0.18%), 2.77%, due 9/8/2020	500	(c)
2,430	Sempra Energy, (3 month USD LIBOR + 0.50%), 3.10%, due 1/15/2021	2,419	(c)
		4,459
See Notes to Financial Statements

Consolidated Schedule of Investments Commodity Strategy Fund(a)^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
(000's omitted)		(000's omitted)
Insurance 0.7%
$1,000	Marsh & McLennan Cos., Inc., (3 month USD LIBOR + 1.20%), 3.80%, due 12/29/2021	$1,002	(c)
Machinery—Construction & Mining 1.3%
2,000	Caterpillar Financial Services Corp., (3 month USD LIBOR + 0.23%), 2.84%, due 3/15/2021	2,002	(c)
Media 2.1%
960	Comcast Corp., (3 month USD LIBOR + 0.44%), 3.03%, due 10/1/2021	965	(c)
1,935	NBCUniversal Enterprise, Inc., (3 month USD LIBOR + 0.40%), 2.99%, due 4/1/2021	1,941	(b)(c)
330	Walt Disney Co., (3 month USD LIBOR + 0.31%), 2.94%, due 5/30/2019	330	(c)
		3,236
Oil & Gas 2.0%
1,800	BP AMI Leasing, Inc., 5.52%, due 5/8/2019	1,801	(b)
1,250	BP Capital PLC, (3 month USD LIBOR + 0.87%), 3.48%, due 9/16/2021	1,267	(c)
		3,068
Pharmaceuticals 4.1%
1,630	Bayer U.S. Finance II LLC, (3 month USD LIBOR + 0.63%), 3.23%, due 6/25/2021	1,621	(b)(c)
2,655	CVS Health Corp., (3 month USD LIBOR + 0.72%), 3.32%, due 3/9/2021	2,666	(c)
1,860	Halfmoon Parent, Inc., (3 month USD LIBOR + 0.65%), 3.26%, due 9/17/2021	1,860	(b)(c)
		6,147
Pipelines 1.6%
1,375	Enterprise Products Operating LLC, 2.55%, due 10/15/2019	1,373
1,045	TransCanada PipeLines Ltd., (3 month USD LIBOR + 0.28%), 2.96%, due 11/15/2019	1,046	(c)
		2,419
Real Estate Investment Trusts 1.2%
1,795	WEA Finance LLC/Westfield UK & Europe Finance PLC, 2.70%, due 9/17/2019	1,794	(b)
Retail 0.2%
315	Walmart, Inc., (3 month USD LIBOR + 0.23%), 2.83%, due 6/23/2021	316	(c)
Telecommunications 4.1%
3,025	AT&T, Inc., (3 month USD LIBOR + 0.95%), 3.55%, due 7/15/2021	3,059	(c)
3,100	Verizon Communications, Inc., (3 month USD LIBOR + 1.00%), 3.61%, due 3/16/2022	3,159	(c)
		6,218
Total Corporate Bonds (Cost $85,786)		85,888

See Notes to Financial Statements

Consolidated Schedule of Investments Commodity Strategy Fund(a)^ (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE
		(000's omitted)
Short-Term Investments 17.7%
Investment Companies 17.7%
26,968,635	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.37%(e) (Cost $26,969)	$26,969	(f)
	Total Investments 95.1% (Cost $144,481)	144,631
	Other Assets Less Liabilities 4.9%	7,474	(g)
	Net Assets 100.0%	$152,105

(a)  Formerly Risk Balanced Commodity Strategy Fund through November 8, 2018.

(b)  Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2019, these securities amounted to approximately $34,210,000, which represents 22.5% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(c)  Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2019 and changes periodically.

(d)  All or a portion of this security was purchased on a delayed delivery basis.

(e)  Represents 7-day effective yield as of April 30, 2019.

(f)  All or a portion of this security is segregated in connection with obligations for futures and/or delayed delivery securities with a total value of approximately $26,969,000.

(g)  Includes the impact of the Fund's open positions in derivatives at April 30, 2019.

Derivative Instruments

Futures contracts ("futures")

At April 30, 2019, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5/2019	136	Lead	$6,504,200	$(183,569)
5/2019	80	Nickel	5,830,800	466,000
5/2019	74	Primary Aluminum	3,280,050	(329,442)
5/2019	97	Zinc	7,068,875	994,900
6/2019	95	Gold 100 Oz.	12,214,150	(426,220)
6/2019	79	Lean Hogs	2,787,910	378,635
6/2019	68	Live Cattle	3,107,600	(150,083)

See Notes to Financial Statements

Consolidated Schedule of Investments Commodity Strategy Fund(a)^ (Unaudited) (cont'd)

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2019	114	Natural Gas	$2,983,380	$(144,487)
6/2019	119	New York Harbor ULSD	10,404,337	400,794
6/2019	124	RBOB Gasoline	10,588,906	1,448,970
6/2019	127	Sugar 11	1,755,241	(36,868)
6/2019	148	WTI Crude Oil	9,469,040	165,760
7/2019	148	Brent Crude Oil	10,494,680	298,228
7/2019	94	Cocoa	2,217,460	48,623
7/2019	43	Coffee 'C'	1,502,044	(83,491)
7/2019	85	Copper	6,171,000	(32,550)
7/2019	668	Corn	12,107,500	(612,899)
7/2019	83	Cotton No.2	3,186,370	66,895
7/2019	234	Hard Red Winter Wheat	4,609,800	(611,987)
7/2019	120	Lead	5,773,500	(189,000)
7/2019	86	Low Sulphur Gasoil	5,491,100	113,950
7/2019	66	Nickel	4,827,636	(381,338)
7/2019	165	Platinum	7,356,525	389,123
7/2019	63	Primary Aluminum	2,823,975	(122,587)
7/2019	76	Silver	5,693,920	(80,560)
7/2019	100	Soybean	4,270,000	(333,802)
7/2019	240	Soybean Meal	7,202,400	(233,418)
7/2019	95	Soybean Oil	1,589,160	(153,900)
7/2019	201	Wheat	4,308,937	(323,377)
7/2019	84	Zinc	5,968,200	(153,400)
8/2019	35	Feeder Cattle	2,610,125	(108,358)
Total Long Positions			$174,198,821	$80,542
Short Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5/2019	136	Lead	$(6,504,200)	$251,693
5/2019	80	Nickel	(5,830,800)	303,896
5/2019	74	Primary Aluminum	(3,280,050)	216,436
5/2019	97	Zinc	(7,068,875)	(122,050)
7/2019	2	Nickel	(146,292)	1,238
Total Short Positions			$(22,830,217)	$651,213
Total Futures				$731,755

See Notes to Financial Statements

Consolidated Schedule of Investments Commodity Strategy Fund(a)^ (Unaudited) (cont'd)

At April 30, 2019, the Fund had $6,981,227 deposited in a segregated account to cover margin requirements on open futures.

For the six months ended April 30, 2019, the average notional value of futures for the Fund was $157,759,888 for long positions and $(15,924,524) for short positions.

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's investments as of April 30, 2019:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Asset-Backed Securities	$—	$31,774	$—	$31,774
Corporate Bonds(a)	—	85,888	—	85,888
Short-Term Investments	—	26,969	—	26,969
Total Investments	$—	$144,631	$—	$144,631

(a)  The Consolidated Schedule of Investments provides information on the industry or sector categorization for the portfolio.

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's derivatives as of April 30, 2019:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$5,545	$—	$—	$5,545
Liabilities	(4,813)	—	—	(4,813)
Total	$732	$—	$—	$732

(a)  Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a "—", either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited)
April 30, 2019

	Number of Shares	Value (000's omitted)
Common Stocks 25.5%
Australia 0.6%
BHP Group Ltd.	750	$20
BHP Group PLC	63	1
Rio Tinto Ltd.	152	10
Rio Tinto PLC	460	27
Wesfarmers Ltd.	1,017	26
Woodside Petroleum Ltd.	271	7
		91
Austria 0.1%
Telekom Austria AG	1258	9	*
Belgium 0.1%
Ageas	166	9
Colruyt SA	51	3
		12
Canada 0.6%
Dream Global Real Estate Investment Trust	395	4
Gildan Activewear, Inc.	95	3
National Bank of Canada	275	13
Restaurant Brands International, Inc.	172	11
Rogers Communications, Inc. Class B	272	14
Sun Life Financial, Inc.	543	23
Toronto-Dominion Bank	662	38
		106
China 0.3%
Alibaba Group Holding Ltd. ADR	276	51	*(a)
Denmark 0.0%(b)
Carlsberg A/S Class B	12	2
Coloplast A/S Class B	25	3
ISS A/S	110	3
		8
Finland 0.1%
Nokian Renkaat OYJ	83	3
Nordea Bank Abp	917	7
UPM-Kymmene OYJ	243	7
		17
	Number of Shares	Value (000's omitted)
France 0.5%
Capgemini SE	91	$11
Eiffage SA	67	7
Engie SA	477	7
Orange SA	598	9
Peugeot SA	393	10
Renault SA	134	9
Sanofi	92	8
SCOR SE	142	6
Sodexo SA	69	8
Vinci SA	67	7
		82
Germany 0.1%
Hannover Rueck SE	33	5
Wuestenrot & Wuerttembergische AG	175	4
		9
Hong Kong 0.2%
CLP Holdings Ltd.	1,000	11
Jardine Matheson Holdings Ltd.	36	3
Link REIT	2,000	23
		37
Israel 0.1%
Bank Leumi Le-Israel BM	1,340	9
Italy 0.2%
Assicurazioni Generali SpA	156	3
Eni SpA	1,767	30
		33
Japan 1.3%
Astellas Pharma, Inc.	1,200	16
Canon, Inc.	700	19
EDION Corp.	100	1
FUJIFILM Holdings Corp.	300	14
Fujitsu Ltd.	100	7
Honda Motor Co. Ltd.	500	14
Japan Tobacco, Inc.	100	2
Konica Minolta, Inc.	300	3
Marubeni Corp.	1,900	14
Mitsubishi Corp.	500	14
Mitsui & Co. Ltd.	1,400	23
Mizuho Financial Group, Inc.	2,900	5
Nippon Telegraph & Telephone Corp.	200	8
NTT DOCOMO, Inc.	600	13
Sumitomo Corp.	1,400	20
Sumitomo Mitsui Trust Holdings, Inc.	300	11
	Number of Shares	Value (000's omitted)
Taiheiyo Cement Corp.	100	$3
Tokio Marine Holdings, Inc.	300	15
Toyota Motor Corp.	300	19
		221
Netherlands 0.5%
Heineken Holding NV	8	1
Koninklijke Ahold Delhaize NV	1,107	26
Koninklijke DSM NV	121	14
Royal Dutch Shell PLC, Class A	757	24
Wolters Kluwer NV	256	18
		83
New Zealand 0.0%(b)
Fisher & Paykel Healthcare Corp. Ltd.	435	5
Norway 0.1%
Telenor ASA	683	14
Portugal 0.1%
EDP—Energias de Portugal SA	2,305	9
Singapore 0.1%
Ascendas Real Estate Investment Trust	2,200	5
CapitaLand Mall Trust	2,000	4
Singapore Exchange Ltd.	600	3
Singapore Technologies Engineering Ltd.	800	2
Singapore Telecommunications Ltd.	300	1
		15
Spain 0.4%
ACS Actividades de Construccion y Servicios SA	188	9
Aena SME SA	49	9	(c)
Amadeus IT Group SA	186	15
Banco Bilbao Vizcaya Argentaria SA	1,196	7
Bankinter SA	610	5
Enagas SA	152	4
Endesa SA	282	7
Naturgy Energy Group SA	261	7

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

	Number of Shares	Value (000's omitted)
Red Electrica Corp. SA	382	$8
Repsol SA	105	2
		73
Sweden 0.1%
Skandinaviska Enskilda Banken AB, Class A	1,187	11
Telia Co. AB	1,905	8
		19
Switzerland 0.6%
Adecco Group AG	113	7
Chocoladefabriken Lindt & Spruengli AG	1	7
Nestle SA	145	14
Novartis AG	384	31
Roche Holding AG	43	11
Zurich Insurance Group AG	73	23
		93
United Kingdom 0.7%
Aviva PLC	1,775	10
Diageo PLC	66	3
Ferguson PLC	176	12
GlaxoSmithKline PLC	1,960	40
HSBC Holdings PLC	1,330	12
Imperial Brands PLC	411	13
John Menzies PLC	392	3
Royal Mail PLC	811	3
WM Morrison Supermarkets PLC	7,632	21
		117
United States 18.7%
Adobe, Inc.	182	53	*
Advance Auto Parts, Inc.	57	9
Aflac, Inc.	744	37
AGNC Investment Corp.	1,109	20
Allergan PLC	339	50
Alphabet, Inc. Class A	58	70	*
Amazon.com, Inc.	61	118	*(a)
Amgen, Inc.	129	23	(a)
Amphenol Corp. Class A	27	3
Annaly Capital Management, Inc.	1,177	12
Anthem, Inc.	150	39
Apple, Inc.	767	154	(a)
AT&T, Inc.	640	20
Bank of America Corp.	1,611	49	(a)
	Number of Shares	Value (000's omitted)
Baxter International, Inc.	981	$75
Boeing Co.	22	8
Booking Holdings, Inc.	25	46	*
CDW Corp.	138	15
CenterPoint Energy, Inc.	374	12
Cheniere Energy, Inc.	701	45	*(a)
Chevron Corp.	178	21	(a)
Chimera Investment Corp.	57	1
Chubb Ltd.	79	11
Cisco Systems, Inc.	876	49	(a)
Coca-Cola Co.	1,259	62
Comcast Corp. Class A	1,043	45
Comerica, Inc.	159	13
ConocoPhillips	126	8
Constellation Brands, Inc. Class A	268	57
Cummins, Inc.	33	6
Delta Air Lines, Inc.	916	53
Dow, Inc.	287	16	*
DowDuPont, Inc.	836	32
DTE Energy Co.	53	7
Eaton Corp. PLC	400	33	(a)
eBay, Inc.	1,276	49
Emerson Electric Co.	262	19
Equity Residential	237	18
Exelon Corp.	342	17
Exxon Mobil Corp.	558	45
Facebook, Inc. Class A	289	56	*(a)
Fidelity National Information Services, Inc.	214	25
FMC Corp.	83	7
Gaming and Leisure Properties, Inc.	146	6
Garmin Ltd.	90	8
Hartford Financial Services Group, Inc.	16	1
Home Depot, Inc.	224	46
Honeywell International, Inc.	201	35
Host Hotels & Resorts, Inc.	289	6
Intel Corp.	234	12	(a)
International Paper Co.	116	5
Invesco Mortgage Capital, Inc.	360	6
Johnson & Johnson	230	32	(a)
Johnson Controls International PLC	603	23
	Number of Shares	Value (000's omitted)
JPMorgan Chase & Co.	517	$60	(a)
Leidos Holdings, Inc.	85	6
Lowe's Cos., Inc.	445	50
LyondellBasell Industries NV Class A	300	26
MasterCard, Inc. Class A	213	54
McDonald's Corp.	221	44
Medtronic PLC	125	11	(a)
Merck & Co., Inc.	426	34
MFA Financial, Inc.	1,481	11
Microsoft Corp.	1,202	157	(a)
Mondelez International, Inc. Class A	216	11
Motorola Solutions, Inc.	82	12
NIKE, Inc. Class B	187	16
Nucor Corp.	26	2
Occidental Petroleum Corp.	82	5
OGE Energy Corp.	28	1
Omnicom Group, Inc.	176	14
Parker-Hannifin Corp.	12	2
PepsiCo, Inc.	229	29
Pfizer, Inc.	1,094	44
Phillips 66	274	26
PNC Financial Services Group, Inc.	299	41	(a)
Procter & Gamble Co.	368	39
Raytheon Co.	135	24
Reinsurance Group of America, Inc.	114	17
Reliance Steel & Aluminum Co.	29	3
Republic Services, Inc.	190	16
Royal Caribbean Cruises Ltd.	74	9
Simon Property Group, Inc.	38	7
Steel Dynamics, Inc.	202	6
Steris PLC	256	34
Sysco Corp.	46	3
T-Mobile US, Inc.	661	48	*
TE Connectivity Ltd.	315	30
Texas Instruments, Inc.	378	45	(a)
Thermo Fisher Scientific, Inc.	187	52
Tractor Supply Co.	78	8
Union Pacific Corp.	42	7

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

	Number of Shares	Value (000's omitted)
UnitedHealth Group, Inc.	346	$81
Ventas, Inc.	101	6
Verizon Communications, Inc.	842	48
Visa, Inc. Class A	325	53	(a)
Walmart, Inc.	452	46	(a)
Walt Disney Co.	588	81
Waste Management, Inc.	79	8
WEC Energy Group, Inc.	101	8
WP Carey, Inc.	116	9
Xerox Corp.	424	14
		3,046
Total Common Stocks (Cost $3,683)		4,159
	Principal Amount (000's omitted)
U.S. Treasury Obligations 7.4%
U.S. Treasury Bill, 2.34%, due 1/2/2020	$50	49	(a)(d)
U.S. Treasury Inflation-Indexed Bonds(e)
2.00%, due 1/15/2026	106	116
3.63%, due 4/15/2028	86	109
3.88%, due 4/15/2029	94	124
3.38%, due 4/15/2032	7	10
1.00%, due 2/15/2046	48	49
U.S. Treasury Notes
2.00%, due 8/31/2021	20	20
2.38%, due 8/15/2024	50	50
2.88%, due 5/31/2025- 8/15/2028	365	375
1.63%, due 2/15/2026	80	76
2.25%, due 2/15/2027- 8/15/2046	244	230
Total U.S. Treasury Obligations (Cost $1,199)		1,208
	Principal Amount (000's omitted)	Value (000's omitted)
U.S. Government Agency Securities 0.7%
Federal Home Loan Bank, 5.50%, due 7/15/2036 (Cost $105)	$80	$106
Mortgage-Backed Securities 7.9%
Collateralized Mortgage Obligations 2.5%
Fannie Mae Connecticut Avenue Securities
Ser. 2017-C02, Class 2M2, (1 month USD LIBOR + 3.65%), 6.13%, due 9/25/2029	130	140	(f)
Ser. 2017-C03, Class 1M2, (1 month USD LIBOR + 3.00%), 5.48%, due 10/25/2029	25	26	(f)
Ser. 2017-C04, Class 2M2, (1 month USD LIBOR + 2.85%), 5.33%, due 11/25/2029	70	73	(f)
Ser. 2017-C05, Class 1M2, (1 month USD LIBOR + 2.20%), 4.68%, due 1/25/2030	75	76	(f)
Ser. 2017-C06, Class 1M2, (1 month USD LIBOR + 2.65%), 5.13%, due 2/25/2030	55	57	(f)
Ser. 2017-C06, Class 2M2, (1 month USD LIBOR + 2.80%), 5.28%, due 2/25/2030	20	21	(f)
Ser. 2018-C02, Class 2M2, (1 month USD LIBOR + 2.20%), 4.68%, due 8/25/2030	20	20	(f)
		413
Fannie Mae 2.6%
Pass-Through Certificates 3.50%, TBA, 30 Year Maturity	25	25	(g)
	Principal Amount (000's omitted)	Value (000's omitted)
4.00%, TBA, 30 Year Maturity	$260	$267	(g)
4.50%, TBA, 30 Year Maturity	100	104	(g)
5.00%, TBA, 30 Year Maturity	25	26	(g)
		422
Freddie Mac 2.2%
Pass-Through Certificates
4.00%, TBA, 30 Year Maturity	260	267	(g)
4.50%, TBA, 30 Year Maturity	90	94	(g)
		361
Ginnie Mae 0.6%
Pass-Through Certificates
4.50%, TBA, 30 Year Maturity	60	62	(g)
4.00%, TBA, 30 Year Maturity	30	31	(g)
		93
Total Mortgage- Backed Securities (Cost $1,273)		1,289
Corporate Bonds 7.4%
Australia 0.0%(b)
Westpac Banking Corp., 5.00%, due 9/21/2027	9	8	(h)(o)
Belgium 0.5%
Anheuser-Busch InBev Worldwide, Inc.
4.60%, due 4/15/2048	15	14
4.75%, due 4/15/2058	20	20
Anheuser-Busch Cos., LLC/Anheuser- Busch InBev Worldwide, Inc., 4.70%, due 2/1/2036	10	10	(i)
Anheuser-Busch InBev Worldwide, Inc., 5.80%, due 1/23/2059	35	40
		84

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

	Principal Amount (000's omitted)	Value (000's omitted)
Canada 0.1%
Canadian Natural Resources Ltd., 4.95%, due 6/1/2047	$15	$16
Ireland 0.1%
Avolon Holdings Funding Ltd., 3.95%, due 7/1/2024	20	20	(i)
Mexico 0.1%
Grupo Bimbo SAB de CV, 4.70%, due 11/10/2047	25	24	(i)
South Africa 0.1%
Anglo American Capital PLC, 4.50%, due 3/15/2028	10	10	(i)
Spain 0.2%
Banco Santander SA, 3.80%, due 2/23/2028	15	15
Telefonica Emisiones SA, 5.52%, due 3/1/2049	15	16
		31
United Kingdom 0.7%
AstraZeneca PLC, 3.50%, due 8/17/2023	15	16
Barclays PLC, 4.38%, due 1/12/2026	45	46
BAT Capital Corp., 4.54%, due 8/15/2047	15	13
HSBC Holdings PLC, 6.00%, due 5/22/2027	30	30	(h)(o)
Nationwide Building Society, 4.30%, due 3/8/2029	10	10	(i)(o)
		115
United States 5.6%
AbbVie, Inc., 4.70%, due 5/14/2045	20	19
Apple, Inc., 4.65%, due 2/23/2046	20	22
	Principal Amount (000's omitted)	Value (000's omitted)
AT&T, Inc.
4.35%, due 6/15/2045	$5	$5
5.45%, due 3/1/2047	20	22
4.50%, due 3/9/2048	15	14
AXA Equitable Holdings, Inc., 5.00%, due 4/20/2048	20	20
Bank of America Corp.
1/23/2022 2.74%, due	20	20	(o)
4/24/2028 3.71%, due	20	20	(o)
3/5/2029 3.97%, due	15	15	(o)
3/15/2050 4.33%, due	20	21	(o)
Citigroup, Inc.
1/10/2028 3.89%, due	30	31	(o)
10/27/2028 3.52%, due	10	10	(o)
Comcast Corp.
4.00%, due 8/15/2047	10	10
4.95%, due 10/15/2058	25	28
Concho Resources, Inc., 4.88%, due 10/1/2047	15	16
CVS Health Corp.
4.30%, due 3/25/2028	30	30
5.05%, due 3/25/2048	45	44
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.45%, due 6/15/2023	30	32	(i)
6.02%, due 6/15/2026	15	16	(i)
DowDuPont, Inc., 4.73%, due 11/15/2028	15	16
Energy Transfer Operating L.P.
Ser. B, 6.63%, due 2/15/2028	30	29	(h)(o)
5.80%, due 6/15/2038	5	5
6.25%, due 4/15/2049	15	17
	Principal Amount (000's omitted)	Value (000's omitted)
General Electric Co., Ser. D, 5.00%, due 1/21/2021	$50	$47	(h)(o)
General Motors Financial Co., Inc., 5.10%, due 1/17/2024	5	5
Goldman Sachs Group, Inc.
4/23/2020 2.60%, due	10	10
6/5/2028 3.69%, due	15	15	(o)
4/23/2029 3.81%, due	30	30	(o)
10/31/2038 4.02%, due	20	19	(o)
5.15%, due 5/22/2045	10	11
Halfmoon Parent, Inc., 4.80%, due 8/15/2038	15	15	(i)
HCA, Inc., 5.25%, due 6/15/2026	15	16
HP Enterprise Co., 3.60%, due 10/15/2020	20	20
JPMorgan Chase & Co., 3.88%, due 7/24/2038	15	15	(o)
Kinder Morgan Energy Partners L.P., 4.15%, due 2/1/2024	20	21
Kinder Morgan, Inc., 5.55%, due 6/1/2045	20	22
Kroger Co., 5.40%, due 1/15/2049	15	16
Marathon Oil Corp., 4.40%, due 7/15/2027	30	31
Morgan Stanley, 3.59%, due 7/22/2028	30	30	(o)
MPLX L.P., 4.70%, due 4/15/2048	20	19
Shire Acquisitions Investments Ireland DAC
9/23/2021 2.40%, due	25	25
9/23/2026 3.20%, due	15	15
Verizon Communications, Inc., 4.52%, due 9/15/2048	15	16

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

	Principal Amount (000's omitted)	Value (000's omitted)
Walmart, Inc., 3.25%, due 7/8/2029	$15	$15
Zimmer Biomet Holdings, Inc., 3.55%, due 4/1/2025	30	30
		905
Total Corporate Bonds (Cost $1,193)		1,213
Asset-Backed Securities 2.2%
American Express Credit Account Master Trust, Ser. 2019-1, Class A, 2.87%, due 10/15/2024	100	101
Bear Stearns Asset-Backed Securities Trust, Ser. 2006-SD2, Class M2, (1 month USD LIBOR + 0.80%), 3.28%, due 6/25/2036	100	100	(f)
World Omni Auto Receivables Trust
Ser. 2019-A, Class A3, 3.04%, due 5/15/2024	70	71
Ser. 2018-C, Class A3, 3.13%, due 11/15/2023	90	91
Total Asset-Backed Securities (Cost $352)		363
	Number of Shares	Value (000's omitted)
Exchange-Traded Funds 2.2%
iShares TIPS Bond ETF	2,850	$323
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	1,307	36
Total Exchange- Traded Funds (Cost $357)		359
Investment Companies 47.9%(j)
Neuberger Berman Commodity Strategy Fund Institutional Class	120,318	715
Neuberger Berman Emerging Markets Debt Fund Institutional Class	49,847	416
Neuberger Berman Emerging Markets Equity Fund Class R6	50,578	996
Neuberger Berman Floating Rate Income Fund Institutional Class	31,583	309
Neuberger Berman Genesis Fund Class R6	13,164	769
Neuberger Berman High Income Bond Fund Class R6	70,714	603
	Number of Shares	Value (000's omitted)
Neuberger Berman International Select Fund Class R6	193,709	$2,458	(k)
Neuberger Berman Short Duration High Income Fund Institutional Class	16,320	157
Neuberger Berman U.S. Equity Index PutWrite Strategy Fund Class R6	125,926	1,383
Total Investment Companies (Cost $7,276)		7,806
Total Options Purchased(l) 0.0%(b) (Cost $1)		—
Short-Term Investments 3.7%
Investment Companies 3.7%
State Street Institutional U.S. Government Money Market Fund Premier Class, 2.37%(m) (Cost $598)	597,924	598	(k)
Total Investments 104.9% (Cost $16,037)		17,101
Liabilities Less Other Assets (4.9)%		(796	)(n)
Net Assets 100.0%		$16,305

*  Non-income producing security.

(a)  All or a portion of the security is pledged as collateral for futures and/or options written.

(b)  Represents less than 0.05% of net assets of the Fund.

(c)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at April 30, 2019 amounted to approximately $9,000, which represents 0.1% of net assets of the Fund.

(d)  Rate shown was the discount rate at the date of purchase.

(e)  Index-linked bond whose principal amount adjusts according to a government retail price index.

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

(f)  Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2019 and changes periodically.

(g)  TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at April 30, 2019 amounted to approximately $876,000, which represents 5.4% of net assets of the Fund.

(h)  Perpetual Bond Security. The rate reflected was the rate in effect on April 30, 2019. The maturity date reflects the next call date.

(i)  Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2019, these securities amounted to approximately $137,000 or 0.8% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(j)  Affiliated company as defined under the Investment Company Act of 1940, as amended (see Note F of the Financial Statements).

(k)  All or a portion of this security is segregated in connection with obligations for to be announced securities, options written, futures, forward foreign currency contracts and/or swaps with a total value of approximately $3,056,000.

(l)  See "Purchased option contracts" under Derivative Instruments.

(m)  Represents 7-day effective yield as of April 30, 2019.

(n)  Includes the impact of the Fund's open positions in derivatives at April 30, 2019.

(o)  Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

POSITIONS BY INDUSTRY

Industry	Investments at Value (000's omitted)	Percentage of Net Assets
Investment Companies*	$7,806	47.9%
Mortgage-Backed Securities	1,289	7.9%
U.S. Treasury Obligations	1,208	7.4%
Banks	627	3.9%
Pharmaceuticals	430	2.7%
Asset-Backed Securities	363	2.2%
Exchange-Traded Funds*	359	2.2%
Internet & Direct Marketing Retail	264	1.6%
Beverages	238	1.5%
Oil, Gas & Consumable Fuels	217	1.3%
Software	210	1.3%
Technology Hardware, Storage & Peripherals	204	1.2%
Insurance	184	1.1%
IT Services	171	1.1%
Health Care Equipment & Supplies	128	0.8%
Interactive Media & Services	126	0.8%
Health Care Providers & Services	120	0.7%
Diversified Telecommunication Services	117	0.7%
Specialty Retail	114	0.7%
Pipelines	113	0.7%
Chemicals	111	0.7%
U.S. Government Agency Securities	106	0.7%
Food & Staples Retailing	99	0.6%
Media	97	0.6%
Computers	90	0.6%
Equity Real Estate Investment Trusts	88	0.5%
Trading Companies & Distributors	83	0.5%
Entertainment	81	0.5%
Wireless Telecommunication Services	75	0.5%
Telecommunications	73	0.5%
Hotels, Restaurants & Leisure	72	0.4%
Metals & Mining	69	0.4%
Oil & Gas	63	0.4%
Communications Equipment	61	0.4%
Semiconductors & Semiconductor Equipment	57	0.3%
Airlines	53	0.3%
Electric Utilities	53	0.3%
Automobiles	52	0.3%
Electrical Equipment	52	0.3%
Life Sciences Tools & Services	52	0.3%
Mortgage Real Estate Investment	50	0.3%
Electronic Equipment, Instruments & Components	48	0.3%
Miscellaneous Manufacturers	47	0.3%
Food	40	0.3%
Household Products	39	0.2%
Industrial Conglomerates	38	0.2%
Aerospace & Defense	34	0.2%
Multi-Utilities	34	0.2%
Food Products	32	0.2%
Healthcare—Products	30	0.2%
Commercial Services & Supplies	27	0.2%
Multiline Retail	26	0.2%

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

POSITIONS BY INDUSTRY (cont'd)

Industry	Investments at Value (000's omitted)	Percentage of Net Assets
Professional Services	$25	0.2%
Biotechnology	23	0.1%
Building Products	23	0.1%
Construction & Engineering	23	0.1%
Trucking & Leasing	20	0.1%
Textiles, Apparel & Luxury Goods	19	0.1%
Healthcare—Services	16	0.1%
Retail	15	0.1%
Tobacco	15	0.1%
Agriculture	13	0.1%
Mining	10	0.1%
Savings & Loans	10	0.1%
Transportation Infrastructure	9	0.1%
Household Durables	8	0.1%
Machinery	8	0.1%
Gas Utilities	7	0.0%
Paper & Forest Products	7	0.0%
Road & Rail	7	0.0%
Auto Manufacturers	5	0.0%
Containers & Packaging	5	0.0%
Air Freight & Logistics	3	0.0%
Auto Components	3	0.0%
Capital Markets	3	0.0%
Construction Materials	3	0.0%
Distributors	3	0.0%
Short-Term Investments and Other Liabilities—Net	(198)	(1.2)%
	$16,305	100.0%

*  Each position is an Investment Company under the 1940 Act, as amended, and is not treated as an industry for purposes of the Fund's policy on industry concentration. This represents the aggregate of all investment companies.

Derivative Instruments

Futures contracts ("futures")

At April 30, 2019, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5/2019	1	HSCEI Index	$73,099	$(459)
6/2019	1	ASX SPI 200 Index	111,100	1,780
6/2019	3	Canadian Bond, 10 Year	309,427	(1,903)
6/2019	2	FTSE100 Index	192,249	4,231

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2019	1	MSCI EAFE Index	$95,850	$1,324
6/2019	3	MSCI Emerging Markets Index	162,030	4,110
6/2019	1	S&P 500 E-Mini Index	147,425	7,973
6/2019	3	TOPIX Index	434,939	404
6/2019	1	U.S. Treasury Long Bond	147,469	(2,174)
6/2019	4	U.S. Treasury Note, 2 Year	852,031	2,686
6/2019	9	U.S. Treasury Note, 10 Year	1,113,047	12,944
Total Long Positions			$3,638,666	$30,916

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2019	6	Euro-Bund	$(1,112,471)	$(7,851)
6/2019	4	Euro STOXX 50 Index	(154,871)	(7,896)
6/2019	3	MSCI World Index	(189,030)	(7,635)
6/2019	3	United Kingdom Long Gilt Bond	(498,076)	6,768
6/2019	4	U.S. Treasury Long Bond	(589,875)	(9,292)
6/2019	2	U.S. Treasury Note, 5 Year	(231,281)	(960)
6/2019	2	U.S. Treasury Note, 10 Year	(247,344)	103
6/2019	4	U.S. Treasury Note, Ultra 10 Year	(527,125)	(6,579)
6/2019	1	U.S. Treasury Ultra Long Bond	(164,281)	(2,357)
Total Short Positions			$(3,714,354)	$(35,699)
Total Futures				$(4,783)

At April 30, 2019, the Fund had $222,149 deposited in a segregated account to cover margin requirements on open futures. The Fund had securities pledged in the amount of $24,602 to cover collateral requirements on open futures.

For the six months ended April 30, 2019, the average notional value of futures for the Fund was $4,930,991 for long positions and $(3,186,472) for short positions.

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

Forward foreign currency contracts ("forward contracts")

At April 30, 2019, open forward contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
196,487	USD	275,338	AUD	SCB	7/16/2019	$2,037
14,081	USD	19,732	AUD	SCB	7/16/2019	146
237,859	USD	333,249	AUD	CITI	7/16/2019	2,511
118,840	USD	166,571	AUD	CITI	7/16/2019	1,203
129,474	USD	180,353	AUD	GSI	7/16/2019	2,104
624,656	USD	875,212	AUD	JPM	7/16/2019	6,561
96,967	USD	135,862	AUD	JPM	7/16/2019	1,019
325,348	USD	455,977	AUD	RBC	7/16/2019	3,326
130,691	USD	183,164	AUD	RBC	7/16/2019	1,336
103,221	USD	143,572	AUD	SSB	7/16/2019	1,827
132,624	USD	185,824	AUD	SSB	7/16/2019	1,390
61,140	USD	85,822	AUD	SSB	7/16/2019	531
29,579	CAD	22,002	USD	SSB	7/16/2019	119
112,680	USD	150,186	CAD	SCB	7/16/2019	363
14,008	USD	18,690	CAD	CITI	7/16/2019	31
582,524	USD	776,236	CAD	GSI	7/16/2019	2,013
484,579	USD	645,845	CAD	JPM	7/16/2019	1,582
332,128	USD	442,694	CAD	RBC	7/16/2019	1,058
129,882	USD	173,120	CAD	RBC	7/16/2019	414
741,138	USD	987,800	CAD	SSB	7/16/2019	2,408
55,201	USD	73,327	CAD	SSB	7/16/2019	363
117,910	CHF	116,486	USD	CITI	7/16/2019	65
88,633	CHF	87,531	USD	GSI	7/16/2019	80
250,121	USD	248,005	CHF	SCB	7/16/2019	4,975
234,060	USD	231,993	CHF	CITI	7/16/2019	4,741
40,503	USD	40,143	CHF	JPM	7/16/2019	823
461,922	USD	458,090	CHF	RBC	7/16/2019	9,113
114,233	USD	113,285	CHF	RBC	7/16/2019	2,254
737,038	USD	730,784	CHF	SG	7/16/2019	14,679
450,043	USD	446,015	CHF	SSB	7/16/2019	9,170
42,973	USD	978,298	CZK	CITI	7/16/2019	80
175,296	EUR	196,807	USD	GSI	7/16/2019	1,064
324,147	USD	286,466	EUR	CITI	7/16/2019	789
37,348	USD	32,949	EUR	CITI	7/16/2019	155
239,933	USD	211,861	EUR	GSI	7/16/2019	787
128,698	USD	113,392	EUR	GSI	7/16/2019	703
42,906	USD	37,827	EUR	GSI	7/16/2019	207
7,272	USD	6,421	EUR	GSI	7/16/2019	24
2,198,675	USD	1,941,915	EUR	SSB	7/16/2019	6,673
195,744	USD	171,714	EUR	SSB	7/16/2019	1,916
85,859	USD	75,492	EUR	SSB	7/16/2019	644

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
113,557	GBP	148,305	USD	CITI	7/16/2019	$354
182,279	USD	138,691	GBP	SCB	7/16/2019	716
154,732	USD	117,731	GBP	SCB	7/16/2019	608
247,453	USD	188,155	GBP	CITI	7/16/2019	1,136
220,307	USD	167,514	GBP	CITI	7/16/2019	1,011
441,725	USD	335,984	GBP	GSI	7/16/2019	1,882
795,447	USD	605,058	GBP	SSB	7/16/2019	3,354
50,466,164	JPY	455,085	USD	SCB	7/16/2019	714
43,021,154	JPY	387,941	USD	CITI	7/16/2019	616
241,370	JPY	2,177	USD	CITI	7/16/2019	3
53,414,962	JPY	481,842	USD	GSI	7/16/2019	590
48,009,672	JPY	433,089	USD	RBC	7/16/2019	523
43,648,387	JPY	393,733	USD	SSB	7/16/2019	489
11,938,411	JPY	107,417	USD	SSB	7/16/2019	408
40,704	USD	4,488,165	JPY	CITI	7/16/2019	168
50,718	USD	57,614,247	KRW	CITI	7/16/2019	1,114
36,153	USD	41,068,397	KRW	CITI	7/16/2019	794
1,180,153	MXN	60,789	USD	GSI	7/16/2019	724
892,720	MXN	45,983	USD	GSI	7/16/2019	548
832,934	MXN	42,905	USD	SSB	7/16/2019	509
773,370	NOK	89,353	USD	SSB	7/16/2019	544
221,184	USD	1,895,813	NOK	SCB	7/16/2019	813
57,048	USD	488,972	NOK	SCB	7/16/2019	210
20,139	USD	171,017	NOK	CITI	7/16/2019	259
170,876	USD	1,464,138	NOK	GSI	7/16/2019	683
521,889	USD	4,473,217	NOK	JPM	7/16/2019	1,918
81,504	USD	693,663	NOK	SSB	7/16/2019	872
46,435	USD	393,066	NOK	SSB	7/16/2019	744
58,745	USD	503,444	NOK	SSB	7/16/2019	224
17,492	USD	149,494	NOK	SSB	7/16/2019	114
170,244	NZD	113,649	USD	CITI	7/16/2019	217
34,450	NZD	22,997	USD	GSI	7/16/2019	44
528,730	USD	783,084	NZD	SCB	7/16/2019	4,973
40,274	USD	59,649	NZD	SCB	7/16/2019	379
49,813	USD	73,808	NZD	CITI	7/16/2019	447
107,950	USD	159,834	NZD	GSI	7/16/2019	1,047
66,196	USD	98,029	NZD	JPM	7/16/2019	630
61,127	USD	90,523	NZD	JPM	7/16/2019	582
293,076	USD	434,082	NZD	RBC	7/16/2019	2,744
523,665	USD	775,642	NZD	SG	7/16/2019	4,885
343,479	USD	508,669	NZD	SSB	7/16/2019	3,261
241,765	USD	358,037	NZD	SSB	7/16/2019	2,295
43,089	USD	164,172	PLN	GSI	7/16/2019	37

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
460,356	USD	4,244,026	SEK	CITI	7/16/2019	$10,834
153,540	USD	1,415,486	SEK	CITI	7/16/2019	3,614
84,715	USD	778,914	SEK	CITI	7/16/2019	2,214
824,437	USD	7,593,397	SEK	GSI	7/16/2019	20,154
538,759	USD	4,962,189	SEK	GSI	7/16/2019	13,170
42,543	USD	390,444	SEK	GSI	7/16/2019	1,187
90,994	USD	838,668	SEK	JPM	7/16/2019	2,164
107,723	USD	993,096	SEK	SG	7/16/2019	2,535
91,414	USD	839,527	SEK	SSB	7/16/2019	2,492
37,400	USD	344,239	SEK	SSB	7/16/2019	939
70	USD	417	TRY	GSI	7/16/2019	4
Total unrealized appreciation						$194,774
439,041	AUD	313,369	USD	CITI	7/16/2019	(3,308)
30,968	AUD	21,880	USD	GSI	7/16/2019	(10)
976,910	AUD	696,976	USD	GSI	7/16/2019	(7,060)
1,188,004	AUD	847,581	USD	GSI	7/16/2019	(8,586)
161,797	AUD	115,467	USD	SG	7/16/2019	(1,202)
29,970	AUD	21,390	USD	SSB	7/16/2019	(224)
181,461	BRL	46,660	USD	GSI	7/16/2019	(653)
134,122	BRL	34,507	USD	SSB	7/16/2019	(502)
351,146	BRL	90,343	USD	SSB	7/16/2019	(1,315)
100,372	CAD	75,306	USD	SCB	7/16/2019	(243)
38,457	CAD	28,858	USD	CITI	7/16/2019	(98)
631,548	CAD	473,913	USD	CITI	7/16/2019	(1,607)
135,408	CAD	101,616	USD	GSI	7/16/2019	(351)
114,409	CAD	85,841	USD	JPM	7/16/2019	(280)
980,499	CAD	735,818	USD	SG	7/16/2019	(2,548)
372,231	CAD	279,282	USD	SSB	7/16/2019	(907)
165,674	CHF	167,088	USD	SCB	7/16/2019	(3,324)
61,646	CHF	61,800	USD	CITI	7/16/2019	(865)
129,307	CHF	128,792	USD	CITI	7/16/2019	(976)
294,102	CHF	296,722	USD	CITI	7/16/2019	(6,011)
13,065	CHF	12,922	USD	GSI	7/16/2019	(8)
48,144	CHF	48,585	USD	GSI	7/16/2019	(996)
126,653	CHF	126,272	USD	GSI	7/16/2019	(1,079)
226,902	CHF	228,981	USD	GSI	7/16/2019	(4,695)
27,741	CHF	27,990	USD	JPM	7/16/2019	(569)
12,055	CHF	12,125	USD	SSB	7/16/2019	(209)
14,518	CHF	14,678	USD	SSB	7/16/2019	(327)
563,071	CHF	568,156	USD	SSB	7/16/2019	(11,576)
123,053	USD	124,649	CHF	CITI	7/16/2019	(159)
28,685,698	CLP	42,891	USD	GSI	7/17/2019	(554)
51,252	EUR	58,001	USD	SCB	7/16/2019	(148)
175,426	EUR	198,526	USD	SCB	7/16/2019	(508)
See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
136,198	EUR	154,113	USD	CITI	7/16/2019	$(375)
75,123	EUR	85,293	USD	CITI	7/16/2019	(495)
75,203	EUR	85,516	USD	CITI	7/16/2019	(628)
228,318	EUR	258,492	USD	JPM	7/16/2019	(770)
1,333,040	EUR	1,509,211	USD	JPM	7/16/2019	(4,497)
49,115	EUR	55,581	USD	RBC	7/16/2019	(141)
71,655	EUR	81,089	USD	RBC	7/16/2019	(206)
9,179	EUR	10,387	USD	SG	7/16/2019	(26)
69,560	EUR	79,019	USD	SSB	7/16/2019	(501)
221,413	EUR	250,688	USD	SSB	7/16/2019	(761)
452,186	GBP	594,498	USD	GSI	7/16/2019	(2,533)
98,181	GBP	129,056	USD	JPM	7/16/2019	(526)
606,313	GBP	796,983	USD	JPM	7/16/2019	(3,247)
124,167	GBP	163,103	USD	RBC	7/16/2019	(554)
245,824	GBP	322,909	USD	RBC	7/16/2019	(1,097)
107,798	GBP	141,622	USD	SG	7/16/2019	(502)
56,050	GBP	73,687	USD	SSB	7/16/2019	(311)
72,439	GBP	95,650	USD	SSB	7/16/2019	(819)
156,331	GBP	205,922	USD	SSB	7/16/2019	(1,266)
96,595	USD	74,487	GBP	CITI	7/16/2019	(918)
9,169,116	JPY	82,943	USD	SSB	7/16/2019	(129)
78,050	USD	8,655,285	JPY	SCB	7/16/2019	(122)
119,533	USD	13,284,951	JPY	CITI	7/16/2019	(454)
131,046	USD	14,568,563	JPY	CITI	7/16/2019	(534)
157,818	USD	17,540,158	JPY	CITI	7/16/2019	(600)
99,397	USD	11,018,685	JPY	GSI	7/16/2019	(122)
88,832	USD	9,871,035	JPY	GSI	7/16/2019	(321)
148,488	USD	16,501,111	JPY	GSI	7/16/2019	(547)
125,017	USD	13,858,419	JPY	JPM	7/16/2019	(149)
216,010	USD	23,945,221	JPY	JPM	7/16/2019	(258)
221,163	USD	24,516,755	JPY	RBC	7/16/2019	(267)
140,815	USD	15,617,632	JPY	SG	7/16/2019	(240)
470,964	USD	52,210,004	JPY	SSB	7/16/2019	(584)
149,855	USD	2,905,531	MXN	CITI	7/16/2019	(1,590)
3,347,426	NOK	390,680	USD	CITI	7/16/2019	(1,572)
3,469,569	NOK	404,936	USD	CITI	7/16/2019	(1,629)
212,549	NOK	24,806	USD	GSI	7/16/2019	(99)
347,145	NOK	40,750	USD	GSI	7/16/2019	(398)
365,313	NOK	42,621	USD	JPM	7/16/2019	(157)
586,557	NOK	68,450	USD	RBC	7/16/2019	(268)
1,427,648	NOK	166,605	USD	RBC	7/16/2019	(653)
2,247,380	NOK	262,208	USD	SG	7/16/2019	(970)
3,847,831	NOK	448,987	USD	SSB	7/16/2019	(1,712)
94,080	NZD	63,694	USD	CITI	7/16/2019	(769)

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
121,856	NZD	82,395	USD	CITI	7/16/2019	$(893)
164,193	NZD	110,967	USD	CITI	7/16/2019	(1,148)
761,667	NZD	514,044	USD	CITI	7/16/2019	(4,611)
1,274,100	NZD	860,514	USD	GSI	7/16/2019	(8,346)
46,355	NZD	31,297	USD	RBC	7/16/2019	(293)
75,814	NZD	51,413	USD	SSB	7/16/2019	(706)
154,389	NZD	104,608	USD	SSB	7/16/2019	(1,346)
164,161	PLN	43,075	USD	CITI	7/16/2019	(26)
1,064,170	SEK	115,445	USD	SCB	7/16/2019	(2,729)
2,019,344	SEK	219,065	USD	SCB	7/16/2019	(5,179)
398,420	SEK	43,017	USD	CITI	7/16/2019	(816)
5,160	SEK	560	USD	JPM	7/16/2019	(13)
1,872,140	SEK	203,270	USD	RBC	7/16/2019	(4,976)
3,516,399	SEK	381,798	USD	RBC	7/16/2019	(9,346)
866,073	SEK	94,452	USD	SSB	7/16/2019	(2,718)
3,112,924	SEK	337,767	USD	SSB	7/16/2019	(8,050)
15,032,149	SEK	1,631,057	USD	SSB	7/16/2019	(38,871)
49,777	USD	470,411	SEK	SSB	7/16/2019	(48)
Total unrealized depreciation						$(185,330)
Total net unrealized appreciation						$9,444

For the six months ended April 30, 2019, the Fund's investments in forward contracts had an average notional value of $48,320,082.

Total return swap contracts ("total return swaps")

At April 30, 2019, the Fund had outstanding total return swaps as follows:

Over-the-counter total return swaps — Long(a)

	Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- rate(c)	Spread	Reference Rate		Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
	JPM	CSI 300 Net Return Index	CN	Y 191,548	8/19/2019	1.68%	(1.45)%	6 HIBOR	M CNH	T/6M(d)	$3,391	$(5)	$3,386
	CITI	S&P 500 Financials Sector Total Return Index	USD	107,191	4/29/2020	2.79%	0.20%	3M USD LIBOR		T/3M	1,173	(41)	1,132
Total											$4,564	$(46)	$4,518

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

Over-the-counter total return swaps — Short(b)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CITI	S&P 500 Consumer Discretionary Sector Total Return Index	USD	(121,400)	4/29/2020	2.72%	0.13%	3M USD LIBOR	3M/T	$660	$46	$706

(a)  The Fund pays a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and receives the total return on the reference entity.

(b)  The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and pays the total return on the reference entity.

(c)  Effective rate at April 30, 2019.

For the six months ended April 30, 2019, the average notional value of total return swaps for the Fund was $382,838 for long positions and $(399,101) for short positions.

(d)  Payment in CNH.

Purchased option contracts ("options purchased")

At April 30, 2019, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Index
S&P 500 Mini Index	27	$795,366	$315	5/1/2019	$—	(a)(b)
S&P 500 Mini Index	8	235,664	315	5/8/2019	—	(a)(b)
S&P 500 Mini Index	17	500,786	320	5/8/2019	—	(a)(b)
S&P 500 Mini Index	17	500,786	320	5/15/2019	—	(a)(b)
S&P 500 Mini Index	10	294,580	320	5/22/2019	33	(a)(b)
Total calls					$33
Puts
Index
S&P 500 Mini Index	8	235,664	259	5/1/2019	—	(a)(b)
S&P 500 Mini Index	16	471,328	260	5/1/2019	—	(a)(b)
S&P 500 Mini Index	16	471,328	260	5/8/2019	56
S&P 500 Mini Index	8	235,664	263	5/8/2019	—	(a)(b)
S&P 500 Mini Index	9	265,122	260	5/15/2019	81
S&P 500 Mini Index	8	235,664	263	5/15/2019	96
S&P 500 Mini Index	8	235,664	263	5/22/2019	152
Total puts					$385
Total options purchased (cost $1,548)					$418

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

(a)  Security fair valued as of April 30, 2019 in accordance with procedures approved by the Board of Trustees.

(b)  Value determined using significant unobservable inputs.

Written option contracts ("options written")

At April 30, 2019, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Index
S&P 500 Mini Index	27	$(795,366)	$294	5/1/2019	$(3,388)
S&P 500 Mini Index	8	(235,664)	297	5/8/2019	(548)
S&P 500 Mini Index	17	(500,786)	295	5/8/2019	(2,729)
S&P 500 Mini Index	8	(235,664)	295	5/15/2019	(1,768)
S&P 500 Mini Index	9	(265,122)	298	5/15/2019	(783)
S&P 500 Mini Index	10	(294,580)	300	5/22/2019	(695)
Total calls					$(9,911)
Puts
Index
S&P 500 Mini Index	8	(235,664)	282	5/1/2019	—	(a)(b)
S&P 500 Mini Index	9	(265,122)	283.5	5/1/2019	—	(a)(b)
S&P 500 Mini Index	7	(206,206)	285	5/1/2019	—	(a)(b)
S&P 500 Mini Index	8	(235,664)	283	5/8/2019	(112)
S&P 500 Mini Index	8	(235,664)	284.5	5/8/2019	(180)
S&P 500 Mini Index	8	(235,664)	288	5/8/2019	(288)
S&P 500 Mini Index	9	(265,122)	283	5/15/2019	(410)
S&P 500 Mini Index	8	(235,664)	287	5/15/2019	(568)
S&P 500 Mini Index	8	(235,664)	286	5/22/2019	(784)
Total puts					$(2,342)
Total options written (premium received $15,126)					$(12,253)

(a)  Security fair valued as of April 30, 2019 in accordance with procedures approved by the Board of Trustees.

(b)  Value determined using significant unobservable inputs.

For the six months ended April 30, 2019, the Fund had an average market value of $1,188 in options purchased and $(33,535) in options written. At April 30, 2019, the Fund had securities pledged in the amount of $708,650 to cover collateral requirements for options written.

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's investments as of April 30, 2019:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(c)	Total
Investments:
Common Stocks
Japan	$—	$221	$—	$221
Other Common Stocks(a)	3,938	—	—	3,938
Total Common Stocks	3,938	221	—	4,159
U.S. Treasury Obligations	—	1,208	—	1,208
U.S. Government Agency Securities	—	106	—	106
Mortgage-Backed Securities(a)	—	1,289	—	1,289
Corporate Bonds(a)	—	1,213	—	1,213
Asset-Backed Securities	—	363	—	363
Exchange-Traded Funds	359	—	—	359
Investment Companies	—	7,806	—	7,806
Options Purchased(b)	—	—	—	—
Short-Term Investments	—	598	—	598
Total Investments	$4,297	$12,804	$—	$17,101

(a)  The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

(b)  The "Purchased option contracts" table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.

(c)  The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2018	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 4/30/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2019
Investments in Securities
(000's omitted)
Options Purchased(d)
Index	$—	$—	$—	$(1)	$1	$—	$—	$—	$—	$(1)
Total	$—	$—	$—	$(1)	$1	$—	$—	$—	$—	$(1)

(d)  As of the six months ended April 30, 2019, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's derivatives as of April 30, 2019:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Futures(a)
Assets	$42	$—	$—	$42
Liabilities	(47)	—	—	(47)
Forward Contracts(a)
Assets	—	195	—	195
Liabilities	—	(186)	—	(186)
Swaps
Assets	—	5	—	5
Options Written
Liabilities	(12)	—	—	(12)
Total	$(17)	$14	$—	$(3)

(a)  Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

(b)  The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2018	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 4/30/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2019
Other Financial Instruments: (000's omitted)
Options Written(c)
Index	$—	$—	$—	$3	$—	$(3)	$—	$—	$—	$3
Total	$—	$—	$—	$3	$—	$(3)	$—	$—	$—	$3

(c)  As of the six months ended April 30, 2019, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

^  A balance indicated with a "—", either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Hedged Option Premium Strategy Fund^ (Unaudited) April 30, 2019

PRINCIPAL AMOUNT	VALUE
(000's omitted)	(000's omitted)
U.S. Treasury Obligations 99.4%
	U.S. Treasury Notes
$3,000	0.88%, due 6/15/2019—9/15/2019	$2,986
3,400	1.38%, due 12/15/2019—9/15/2020	3,369
2,800	1.63%, due 3/15/2020—6/30/2020	2,779	(a)(b)
1,800	1.50%, due 6/15/2020	1,783
2,200	1.88%, due 12/15/2020	2,185	(b)
2,000	2.38%, due 3/15/2021	2,003
2,000	2.63%, due 6/15/2021	2,015
1,900	2.75%, due 9/15/2021	1,922
Total U.S. Treasury Obligations (Cost $19,032)		19,042
Total Options Purchased(c) 0.0%(d) (Cost $14)		5
NUMBER OF SHARES
Short-Term Investments 0.9%
Investment Companies 0.9%
176,641	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.37%(e)	177	(a)
	(Cost $177)
	Total Investments 100.3% (Cost $19,223)	19,224
	Liabilities Less Other Assets (0.3)%	(57	)(f)
	Net Assets 100.0%	$19,167

(a)  All or a portion of this security is segregated in connection with obligations for options written with a total value of approximately $1,168,000.

(b)  All or a portion of the security is pledged as collateral for options written.

(c)  See "Purchased option contracts" under Derivative Instruments.

(d)  Represents less than 0.05% of net assets of the Fund.

(e)  Represents 7-day effective yield as of April 30, 2019.

(f)  Includes the impact of the Fund's open positions in derivatives at April 30, 2019.

See Notes to Financial Statements

Schedule of Investments Hedged Option Premium Strategy Fund^ (Unaudited) (cont'd)

Derivative Instruments

Purchased option contracts ("options purchased")

At April 30, 2019, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Index
Russell 2000 Index	2	$318,242	$1,715	5/3/2019	$—	(a)(b)
Russell 2000 Index	3	477,363	1,735	5/3/2019	—	(a)(b)
Russell 2000 Index	1	159,121	1,740	5/3/2019	—	(a)(b)
Russell 2000 Index	1	159,121	1,715	5/10/2019	—	(a)(b)
Russell 2000 Index	3	477,363	1,740	5/10/2019	15
Russell 2000 Index	2	318,242	1,750	5/10/2019	—	(a)(b)
Russell 2000 Index	2	318,242	1,715	5/17/2019	50
Russell 2000 Index	2	318,242	1,750	5/17/2019	30
Russell 2000 Index	2	318,242	1,750	5/24/2019	50
S&P 500 Index	6	1,767,498	3,150	5/1/2019	—	(a)(b)
S&P 500 Index	6	1,767,498	3,175	5/1/2019	—	(a)(b)
S&P 500 Index	6	1,767,498	3,200	5/1/2019	—	(a)(b)
S&P 500 Index	5	1,472,915	3,175	5/8/2019	—	(a)(b)
S&P 500 Index	14	4,124,162	3,200	5/8/2019	—	(a)(b)
S&P 500 Index	13	3,829,579	3,200	5/15/2019	—	(a)(b)
S&P 500 Index	9	2,651,247	3,200	5/22/2019	113	(a)(b)
Total calls					$258
Puts
Index
Russell 2000 Index	2	$318,242	$1,405	5/3/2019	$—	(a)(b)
Russell 2000 Index	3	477,363	1,420	5/3/2019	—	(a)(b)
Russell 2000 Index	1	159,121	1,425	5/3/2019	—	(a)(b)
Russell 2000 Index	1	159,121	1,405	5/10/2019	30
Russell 2000 Index	3	477,363	1,425	5/10/2019	120
Russell 2000 Index	2	318,242	1,430	5/10/2019	85
Russell 2000 Index	2	318,242	1,405	5/17/2019	140
Russell 2000 Index	2	318,242	1,430	5/17/2019	190
Russell 2000 Index	2	318,242	1,430	5/24/2019	370
S&P 500 Index	5	1,472,915	2,580	5/1/2019	—	(a)(b)
S&P 500 Index	7	2,062,081	2,590	5/1/2019	—	(a)(b)
S&P 500 Index	6	1,767,498	2,610	5/1/2019	—	(a)(b)
S&P 500 Index	5	1,472,915	2,590	5/8/2019	137
S&P 500 Index	7	2,062,081	2,610	5/8/2019	210

See Notes to Financial Statements

Schedule of Investments Hedged Option Premium Strategy Fund^ (Unaudited) (cont'd)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
S&P 500 Index	6	$1,767,498	$2,640	5/8/2019	$240
S&P 500 Index	8	2,356,664	2,610	5/15/2019	760
S&P 500 Index	5	1,472,915	2,640	5/15/2019	550
S&P 500 Index	8	2,356,664	2,640	5/22/2019	1,620
Total puts					$4,452
Total options purchased (cost $14,153)					$4,710

(a)  Security fair valued as of April 30, 2019 in accordance with procedures approved by the Board of Trustees.

(b)  Value determined using significant unobservable inputs.

Written option contracts ("options written")

At April 30, 2019, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Index
Russell 2000 Index	2	$(318,242)	$1,585	5/3/2019	$(2,970)
Russell 2000 Index	4	(636,484)	1,615	5/3/2019	(710)
Russell 2000 Index	1	(159,121)	1,590	5/10/2019	(1,825)
Russell 2000 Index	5	(795,606)	1,615	5/10/2019	(3,250)
Russell 2000 Index	2	(318,242)	1,595	5/17/2019	(3,890)
Russell 2000 Index	2	(318,242)	1,620	5/17/2019	(1,630)
Russell 2000 Index	2	(318,242)	1,625	5/24/2019	(2,070)
S&P 500 Index	6	(1,767,498)	2,930	5/1/2019	(11,400)
S&P 500 Index	6	(1,767,498)	2,935	5/1/2019	(8,910)
S&P 500 Index	6	(1,767,498)	2,945	5/1/2019	(4,740)
S&P 500 Index	5	(1,472,915)	2,945	5/8/2019	(9,050)
S&P 500 Index	7	(2,062,081)	2,955	5/8/2019	(8,785)
S&P 500 Index	7	(2,062,081)	2,980	5/8/2019	(2,660)
S&P 500 Index	7	(2,062,081)	2,960	5/15/2019	(11,270)
S&P 500 Index	6	(1,767,498)	2,985	5/15/2019	(4,170)
S&P 500 Index	9	(2,651,247)	2,990	5/22/2019	(8,325)
Total calls					$(85,655)

See Notes to Financial Statements

Schedule of Investments Hedged Option Premium Strategy Fund^ (Unaudited) (cont'd)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
Russell 2000 Index	2	$(318,242)	$1,535	5/3/2019	$(105)
Russell 2000 Index	3	(477,363)	1,545	5/3/2019	(225)
Russell 2000 Index	1	(159,121)	1,550	5/3/2019	(95)
Russell 2000 Index	1	(159,121)	1,530	5/10/2019	(278)
Russell 2000 Index	3	(477,363)	1,550	5/10/2019	(1,380)
Russell 2000 Index	2	(318,242)	1,565	5/10/2019	(1,360)
Russell 2000 Index	2	(318,242)	1,525	5/17/2019	(910)
Russell 2000 Index	2	(318,242)	1,560	5/17/2019	(1,860)
Russell 2000 Index	2	(318,242)	1,555	5/24/2019	(2,360)
S&P 500 Index	5	(1,472,915)	2,810	5/1/2019	(50)
S&P 500 Index	7	(2,062,081)	2,830	5/1/2019	(35)
S&P 500 Index	6	(1,767,498)	2,855	5/1/2019	(66)
S&P 500 Index	5	(1,472,915)	2,825	5/8/2019	(887)
S&P 500 Index	7	(2,062,081)	2,845	5/8/2019	(1,593)
S&P 500 Index	6	(1,767,498)	2,885	5/8/2019	(2,520)
S&P 500 Index	8	(2,356,664)	2,840	5/15/2019	(4,240)
S&P 500 Index	5	(1,472,915)	2,880	5/15/2019	(4,250)
S&P 500 Index	8	(2,356,664)	2,870	5/22/2019	(9,120)
Total puts					$(31,334)
Total options written (premium received $159,512)					$(116,989)

For the six months ended April 30, 2019, the Fund had an average market value of $13,143 in options purchased and $(317,609) in options written. At April 30, 2019, the Fund had securities pledged in the amount of $2,383,687 to cover collateral requirements for options written.

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's investments as of April 30, 2019:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
U.S. Treasury Obligations	$—	$19,042	$—	$19,042
Options Purchased(a)	5	—	—	5
Short-Term Investments	—	177	—	177
Total Investments	$5	$19,219	$—	$19,224

(a)  The "Purchased option contracts" table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.

See Notes to Financial Statements

Schedule of Investments Hedged Option Premium Strategy Fund^ (Unaudited) (cont'd)

(b)  The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2018	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 4/30/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2019
Investments in Securities: (000's omitted)
Options Purchased(c)
Index	$—	$—	$—	$(4)	$4	$—	$—	$—	$—	$(4)
Total	$—	$—	$—	$(4)	$4	$—	$—	$—	$—	$(4)

(c)  As of the six months ended April 30, 2019, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's derivatives as of April 30, 2019:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3(a)	Total
Options Written
Liabilities	$(117)	$—	$—	$(117)
Total	$(117)	$—	$—	$(117)

See Notes to Financial Statements

Schedule of Investments Hedged Option Premium Strategy Fund^ (Unaudited) (cont'd)

(a)  The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2018	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 4/30/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2019
Other Financial Instruments: (000's omitted)
Options Written(b)
Calls Index	$—	$—	$3	$(3)	$—	$—	$—	$—	$—	$—
Total	$—	$—	$3	$(3)	$—	$—	$—	$—	$—	$—

(b)  At the beginning of the period, these investments were valued in accordance with procedures approved by the Board of Trustees. The Fund held no Level 3 investments at April 30, 2019.

^  A balance indicated with a "—", either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) April 30, 2019

	Number of Shares	Value (000's omitted)
Long Positions 97.4%
Common Stocks 81.4%
Aerospace & Defense 3.0%
Boeing Co.	38,000	$14,352
General Dynamics Corp.	219,000	39,140
Raytheon Co.	137,000	24,330
		77,822
Airlines 1.4%
Delta Air Lines, Inc.	627,500	36,577
Banks 1.4%
JPMorgan Chase & Co.	328,100	38,076
Biotechnology 2.2%
Gilead Sciences, Inc.	592,500	38,536
Moderna, Inc.	78,100	2,033	*(a)
Moderna, Inc.	684,125	17,452	*(b)(s)
		58,021
Capital Markets 7.7%
Ares Management Corp. Class A	423,000	10,342
BlackRock, Inc.	93,487	45,364
Brookfield Asset Management, Inc. Class A	1,199,500	57,804
CME Group, Inc.	192,700	34,474
Goldman Sachs Group, Inc.	93,127	19,177	(c)
S&P Global, Inc.	103,300	22,794
Tradeweb Markets, Inc. Class A	307,100	12,361	*
		202,316
Chemicals 2.2%
Ashland Global Holdings, Inc.	714,920	57,573
Commercial Services 0.8%
LegalZoom.com, Inc.	2,158,660	21,260	*(b)(d)(s)
Diversified Consumer Services 1.1%
OneSpaWorld Holdings Ltd.	2,168,200	28,642	*(b)(s)
Diversified Financial Services 1.5%
FGL Holdings	4,673,666	39,866	(e)
Electric Utilities 1.3%
NextEra Energy, Inc.	170,000	33,055
	Number of Shares	Value (000's omitted)
Electronic Equipment, Instruments & Components 2.4%
Amphenol Corp. Class A	240,000	$23,894
CDW Corp.	375,500	39,653
		63,547
Energy Equipment & Services 0.3%
Cactus, Inc. Class A	232,307	8,433	*
Entertainment 2.9%
Activision Blizzard, Inc.	801,500	38,640
Spotify Technology SA	286,100	38,844	*
		77,484
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	64,000	15,714
Sprouts Farmers Market, Inc.	624,800	13,383	*
Walmart, Inc.	310,000	31,881
		60,978
Food Products 3.0%
Conagra Brands, Inc.	1,382,500	42,553
Hain Celestial Group, Inc.	1,693,100	36,944	*
		79,497
Health Care Equipment & Supplies 2.4%
DENTSPLY SIRONA, Inc.	540,800	27,651
Medtronic PLC	391,700	34,787
		62,438
Health Care Providers & Services 2.0%
CVS Health Corp.	438,700	23,857	(c)
DaVita, Inc.	125,000	6,905	*
UnitedHealth Group, Inc.	90,600	21,116
		51,878
Holding Companies—Diversified 0.6%
Act II Global Acquisition Corp.	602,800	6,076	*
Collier Creek Holdings	988,100	10,079	*
		16,155
Hotels, Restaurants & Leisure 3.5%
Domino's Pizza, Inc.	15,000	4,059
	Number of Shares	Value (000's omitted)
Marriott International, Inc. Class A	48,600	$6,630
McDonald's Corp.	306,000	60,456
MGM Resorts International	475,300	12,657
Papa John's International, Inc.	153,400	7,848	(a)
		91,650
Interactive Media & Services 4.6%
Alphabet, Inc. Class A	48,500	58,150	*
Alphabet, Inc. Class C	2,353	2,796	*
Facebook, Inc. Class A	263,800	51,019	*
Yelp, Inc.	219,600	8,797	*
		120,762
Internet & Direct Marketing Retail 3.7%
Amazon.com, Inc.	27,500	52,979	*(e)
Booking Holdings, Inc.	24,400	45,262	*(e)
		98,241
IT Services 4.7%
PayPal Holdings, Inc.	133,700	15,077	*(c)
Visa, Inc. Class A	365,100	60,033	(c)
WEX, Inc.	232,300	48,853	*
		123,963
Machinery 0.9%
Gates Industrial Corp. PLC	1,515,000	24,361	*
Multi-Utilities 1.9%
Brookfield Infrastructure Partners LP	818,300	33,861
Sempra Energy	119,000	15,226
		49,087
Oil, Gas & Consumable Fuels 2.5%
Enbridge, Inc.	1,195,400	44,158
EQT Corp.	975,100	19,941
Venture Global LNG, Inc. Ser. C	329	2,303	*(b)(d)(s)
		66,402
Professional Services 4.9%
Equifax, Inc.	351,300	44,246
IHS Markit Ltd.	1,300,000	74,438	*

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

	Number of Shares	Value (000's omitted)
Verisk Analytics, Inc.	80,800	$11,404
		130,088
Road & Rail 0.6%
CSX Corp.	194,300	15,472
Semiconductors & Semiconductor Equipment 0.6%
ASML Holding NV	70,200	14,659
Software 1.8%
Microsoft Corp.	363,700	47,499
Specialty Retail 5.1%
Asbury Automotive Group, Inc.	170,200	13,646	*
At Home Group, Inc.	565,000	13,272	*
Home Depot, Inc.	159,500	32,490
Hudson Ltd. Class A	1,333,900	20,462	*
Lowe's Cos., Inc.	305,000	34,508
Party City Holdco, Inc.	2,812,400	18,843	*
		133,221
Technology Hardware, Storage & Peripherals 1.2%
Apple, Inc.	162,300	32,569
Textiles, Apparel & Luxury Goods 1.9%
PVH Corp.	384,700	49,622
Tobacco 0.5%
Philip Morris International, Inc.	146,800	12,707
Trading Companies & Distributors 4.0%
HD Supply Holdings, Inc.	1,260,800	57,606	*
Univar, Inc.	2,103,000	46,960	*
		104,566
Water Utilities 0.5%
American Water Works Co., Inc.	110,600	11,966
Total Common Stocks (Cost $1,701,524)		2,140,453
Preferred Stocks 0.8%
Food Products 0.3%
Sweetgreen, Inc. Ser. D	626,667	7,520	*(b)(d)(s)
	Number of Shares	Value (000's omitted)
Multi-Utilities 0.5%
Sempra Energy, Ser. B, 6.75%	133,000	$14,302
Total Preferred Stocks (Cost $21,000)		21,822
	Principal Amount (000's omitted)
Loan Assignments(i) 1.0%
Aerospace & Defense 0.0%(f)
Nordam Group, Inc.,Term Loan B, (USD LIBOR + 5.50%), due 4/3/2026	$1,000	1,000	(d)(g)(h)
Leisure Goods—Activities—Movies 1.0%
One Spa World LLC, Second Lien Term Loan, (USD LIBOR + 7.50%), 10.13%, due 3/18/2027	25,000	25,000	(b)(d)
Total Loan Assignments (Cost $25,547)		26,000
Corporate Bonds 6.0%
Commercial Services 1.4%
APX Group, Inc.
8.75 due 12/1/2020%,	16,511	16,202	(a)
7.63 due 9/1/2023%,	18,765	16,419
8.50 due 11/1/2024%,	4,660	4,637	(j)(k)
		37,258
Gas 0.7%
Rockpoint Gas Storage Canada Ltd., 7.00%, due 3/31/2023	17,675	17,675	(a)(j)
	Principal Amount (000's omitted)	Value (000's omitted)
Media 0.1%
Viacom, Inc., 5.88%, due 2/28/2057	$2,440	$2,458	(t)
Real Estate 0.2%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, due 11/15/2025	4,380	4,369	(j)
Retail 3.1%
Argos Merger Sub, Inc., 7.13%, due 3/15/2023	11,160	9,876(j)
PetSmart, Inc.
5.88 due 6/1/2025%,	42,649	38,651	(j)
8.88 due 6/1/2025%,	36,179	32,154	(a)(j)
		80,681
Semiconductors 0.4%
MagnaChip Semiconductor Corp., 6.63%, due 7/15/2021	11,252	10,915
Software 0.1%
Project Homestake Merger Corp., 8.88%, due 3/1/2023	5,945	4,102	(a)(j)
Total Corporate Bonds (Cost $146,214)		157,458

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

	Principal Amount (000's omitted)	Value (000's omitted)
Convertible Bonds 0.2%
Semiconductor 0.2%
MagnaChip Semiconductor SA, 5.00%, due 3/1/2021 (Cost $4,824)	$4,020	$5,086
U.S. Treasury Obligations 2.6%
U.S. Treasury Bill
2.37 due 6/11/2019%,	25,000	24,932	(l)
2.38 due 7/5/2019%,	25,000	24,892	(l)
2.44 due 8/29/2019%,	20,000	19,843	(l)
Total U.S. Treasury Obligations (Cost $69,662)		69,667
	Number of Units
Master Limited Partnerships 2.0%
Capital Markets 1.3%
Blackstone Group LP	884,500	34,902
Energy 0.7%
Enterprise Products Partners LP	622,700	17,828
Total Master Limited Partnerships (Cost $49,031)		52,730
	Number of Shares
Warrants 0.1%
Diversified Consumer Services 0.1%
OneSpaWorld Holdings Ltd. Expires 3/19/2024 (Cost $0)	377,050	1,320	*
Total Options Purchased(o) 0.1% (Cost $3,655)		2,967
	Number of Shares	Value (000's omitted)
Short-Term Investments 3.2%
Investment Companies 3.2%
State Street Institutional U.S. Government Money Market Fund Premier Class, 2.37%(m)	37,032,673	$37,033 (e)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.42%(m)	47,373,802	47,374 (n)
Total Short-Term Investments (Cost $84,407)		84,407
Total Long Positions (97.4%) (Cost $2,105,864)		2,561,910
Short Positions ((16.0)%)(p)
Common Stocks Sold Short (13.8)%
Auto Components (0.1)%
Visteon Corp.	(51,500)	(3,400)*
Automobiles (0.3)%
Harley- Davidson, Inc.	(158,856)	(5,914)
Tesla, Inc.	(8,900)	(2,125)*
		(8,039)
Banks (0.4)%
BankUnited, Inc.	(254,100)	(9,295)
Beverages (0.1)%
National Beverage Corp.	(62,600)	(3,506)
Capital Markets (1.5)%
FactSet Research Systems, Inc.	(41,700)	(11,504)
Federated Investors, Inc. Class B	(238,500)	(7,329)
	Number of Shares	Value (000's omitted)
Focus Financial Partners, Inc. Class A	(247,400)	$(9,278)*
Waddell & Reed Financial, Inc. Class A	(588,000)	(11,013)
		(39,124)
Chemicals (0.3)%
Nutrien Ltd.	(150,000)	(8,127)
Containers & Packaging (0.5)%
AptarGroup, Inc.	(130,400)	(14,506)
Diversified Telecommunication Services (0.1)%
CenturyLink, Inc.	(175,000)	(1,998)
Electric Utilities (0.3)%
Southern Co.	(125,900)	(6,700)
Energy Equipment & Services (0.4)%
Core Laboratories NV	(174,700)	(11,074)
Entertainment (0.2)%
Electronic Arts, Inc.	(63,200)	(5,982)*
Equity Real Estate Investment Trusts (0.5)%
Lamar Advertising Co. Class A	(154,000)	(12,731)
Food & Staples Retailing (0.4)%
BJ's Wholesale Club Holdings, Inc.	(362,400)	(10,274)*
Food Products (0.2)%
Kellogg Co.	(86,000)	(5,186)
Hotels, Restaurants & Leisure (0.7)%
Dine Brands Global, Inc.	(25,000)	(2,216)
Shake Shack, Inc. Class A	(159,100)	(9,753)*
Texas Roadhouse, Inc.	(96,700)	(5,223)
		(17,192)
Household Durables (0.3)%
PulteGroup, Inc.	(281,500)	(8,856)

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

	Number of Shares	Value (000's omitted)
Insurance (0.4)%
Aegon NV	(2,221,000)	$(11,598)
IT Services (0.6)%
Western Union Co.	(880,123)	(17,110)
Machinery (0.7)%
Illinois Tool Works, Inc.	(45,000)	(7,003)
PACCAR, Inc.	(157,500)	(11,288)
		(18,291)
Marine (0.4)%
Kirby Corp.	(121,400)	(9,921)*
Media (1.0)%
Discovery, Inc. Class A	(407,000)	(12,576)*
New Media Investment Group, Inc.	(303,000)	(3,239)
Omnicom Group, Inc.	(120,800)	(9,668)
		(25,483)
Multi-Utilities (0.3)%
Consolidated Edison, Inc.	(100,000)	(8,616)
Multiline Retail (0.4)%
Big Lots, Inc.	(199,200)	(7,402)
Ollie's Bargain Outlet Holdings, Inc.	(27,400)	(2,621)*
		(10,023)
Oil, Gas & Consumable Fuels (1.0)%
Antero Resources Corp.	(525,200)	(3,808)*
CNX Resources Corp.	(598,800)	(5,365)*
Inter Pipeline Ltd.	(784,900)	(12,784)
Southwestern Energy Co.	(931,400)	(3,679)*
		(25,636)
Semiconductors & Semiconductor Equipment (0.3)%
NVIDIA Corp.	(51,000)	(9,231)
Software (0.7)%
Autodesk, Inc.	(28,000)	(4,990)*
ServiceNow, Inc.	(28,100)	(7,629)*
Workday, Inc. Class A	(24,500)	(5,038)*
		(17,657)
	Number of Shares	Value (000's omitted)
Specialty Retail (1.3)%
Floor & Decor Holdings, Inc. Class A	(165,700)	$(7,957	)*
Penske Automotive Group, Inc.	(100,000)	(4,592)
Ross Stores, Inc.	(79,900)	(7,803)
Sally Beauty Holdings, Inc.	(729,000)	(12,903	)*
		(33,255)
Trading Companies & Distributors (0.4)%
Fastenal Co.	(152,500)	(10,759)
Total Common Stocks Sold Short (Proceeds $(350,624))		(363,570)
	Principal Amount (000's omitted)
Corporate Bonds Sold Short (1.7)%
Household Products—Wares (0.1)%
Kronos Acquisition Holdings, Inc., 9.00%, due 8/15/2023	$(4,000)	(3,590	)(j)
Media (0.4)%
Entercom Media Corp., 7.25%, due 11/1/2024	(9,500)	(9,904	)(j)
Miscellaneous Manufacturer (0.3)%
General Electric Co., Ser. D, 5.00%, due 1/21/2021	(7,000)	(6,650	)(q)(t)
Oil & Gas Services (0.2)%
Hi-Crush Partners LP, 9.50%, due 8/1/2026	(8,000)	(6,320	)(j)
Retail (0.7)%
Bed Bath & Beyond, Inc., 3.75%, due 8/1/2024	(3,000)	(2,794)
	Principal Amount (000's omitted)	Value (000's omitted)
GameStop Corp., 03/21 6.75, 6.75%, due 3/15/2021	$(3,000)	$(3,045	)(j)
JC Penney Corp., Inc. 5.88%, due 7/1/2023	(2,000)	(1,730	)(j)
8.63 due 3/15/2025%,	(2,000)	(1,250	)(j)
Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/1/2025	(10,000)	(10,025)
		(18,844)
Total Corporate Bonds Sold Short (Proceeds $(44,870))		(45,308)
	Number of Shares
Exchange-Traded Funds Sold Short (0.2)%
Materials Select Sector SPDR Fund (Proceeds $(4,826))	(99,000)	(5,687)
	Number of Units
Master Limited Partnerships Sold Short (0.3)%
Capital Markets (0.3)%
Carlyle Group LP (Proceeds $(7,295))	(434,400)	(9,101)
Total Short Positions (Proceeds $(407,615))		(423,666)
Total Investments 81.4% (Cost $1,698,249)		2,138,244
Other Assets Less Liabilities 18.6%		489,992	(r)
Net Assets 100.0%		$2,628,236

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

*  Non-income producing security.

(a)  The security or a portion of this security is on loan at April 30, 2019. Total value of all such securities at April 30, 2019 amounted to approximately $46,293,000 for the Fund. (see Note A of the Notes to Financial Statements).

(b)  Security fair valued as of April 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2019 amounted to approximately $102,177,000, which represents 3.9% of net assets of the Fund.

(c)  All or a portion of the security is pledged as collateral for futures and/or options written.

(d)  Value determined using significant unobservable inputs.

(e)  All or a portion of this security is segregated in connection with obligations for when-issued securities, delayed deliver securities, securities sold short, options written, swaps and/or futures with a total value of approximately $175,140,000.

(f)  Represents less than 0.05% of net assets of the Fund.

(g)  All or a portion of this security was purchased on a delayed delivery basis.

(h)  All or a portion of this security had not settled as of April 30, 2019 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.

(i)  Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2019 and changes periodically.

(j)  Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2019, these securities amounted to approximately $111,464,000 of long positions and $(25,839,000) of short positions, which represents 4.2% and (1.0)%, respectively, of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(k)  When-issued security. Total value of all such securities at April 30, 2019, amounted to approximately $4,637,000, which represents 0.2% of net assets of the Fund.

(l)  Rate shown was the discount rate at the date of purchase.

(m)  Represents 7-day effective yield as of April 30, 2019.

(n)  Represents investment of cash collateral received from securities lending.

(o)  See "Purchased option contracts" under Derivative Instruments.

(p)  At April 30, 2019 the Fund had approximately $497,739,000 deposited, in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.

(q)  Perpetual Bond Security. The rate reflected was the rate in effect on April 30, 2019. The maturity date reflects the next call date.

(r)  Includes the impact of the Fund's open positions in derivatives at April 30, 2019.

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

(s)  These securities have been deemed by the investment manager to be illiquid, and are subject to restrictions on resale.

At April 30, 2019, these securities amounted to approximately $77,177,000, which represents 2.9% of net assets of the Fund.

Restricted Security (000's omitted)	Acquisition Date(s)	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Value as of 4/30/2019	Fair Value Percentage of Net Assets as of 4/30/2019
LegalZoom.com, Inc.	8/21/2018	$21,260	0.6%	$21,260	0.8%
Moderna, Inc.	8/10/2016-1/30/2018	13,320	0.5%	17,452	0.6%
OneSpaWorld Holdings Ltd.	3/18/2019	21,682	0.8%	28,642	1.1%
Sweetgreen, Inc. (Ser. D Preferred Shares)	11/29/2018	7,520	0.3%	7,520	0.3%
Venture Global LNG, Inc.	11/20/2018	2,303	0.1%	2,303	0.1%
Total		$66,085	2.3%	$77,177	2.9%

(t)  Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

Derivative Instruments

Futures contracts ("futures")

At April 30, 2019, open positions in futures for the Fund were as follows:

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2019	722	NASDAQ 100 E-Mini Index	$(112,632,000)	$(7,291,985)
6/2019	563	Russell 2000 Mini Index	(44,876,730)	(881,095)
6/2019	1,929	S&P 500 E-Mini Index	(284,382,825)	(12,446,873)
6/2019	50	U.S. Treasury Long Bond	(7,373,438)	(66,797)
Total Futures			$(449,264,993)	$(20,686,750)

At April 30, 2019, the Fund had $40,211,683 deposited in a segregated account to cover margin requirements on open futures.

For the six months ended April 30, 2019, the average notional value of futures for the Fund was $(434,819,036) for short positions.

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Total return basket swap contracts ("total return basket swaps")

At April 30, 2019, the Fund had outstanding total return basket swaps(a) as follows:

Over-the-counter total return basket swaps — Short(b)

Counterparty	Effective Variable Rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Maturity Date(s)	Value
JPM	1.95%	(0.65)%	3-month USD LIBOR	3M/T	5/4/2020	$(4,740,729)

(a)  The following table represents required component disclosures associated with the total return basket swaps:

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
Short Positions(b)
JPNBGCND
Amazon.com Inc.	(4,090)	$(7,564,834)	$(919,208)	19.2%
Home Depot Inc.	(8,949)	(1,750,362)	(212,688)	4.4%
Toyota Motor Corp.	(25,758)	(1,534,070)	(186,406)	3.9%
McDonald's Corp.	(7,809)	(1,481,291)	(179,993)	3.8%
NIKE Inc.	(13,420)	(1,131,698)	(137,513)	2.9%
LVMH Moet Hennessy Louis Vuitton SE	(2,934)	(1,103,144)	(134,044)	2.8%
Starbucks Corp.	(13,524)	(1,008,656)	(122,563)	2.6%
Lowe's Cos. Inc.	(8,539)	(927,643)	(112,719)	2.4%
Booking Holdings Inc.	(502)	(893,527)	(108,573)	2.3%
Daimler AG	(11,897)	(747,523)	(90,832)	1.9%
TJX Cos. Inc.	(14,035)	(739,523)	(89,860)	1.9%
Sony Corp.	(13,847)	(622,469)	(75,637)	1.6%
General Motors Co.	(15,379)	(575,143)	(69,886)	1.5%
Compass Group PLC	(25,373)	(553,793)	(67,292)	1.4%
Kering SA	(917)	(520,387)	(63,233)	1.3%
Honda Motor Co. Ltd.	(19,340)	(517,287)	(62,856)	1.3%
adidas AG	(2,010)	(495,999)	(60,269)	1.3%
Ford Motor Co.	(46,784)	(469,413)	(57,039)	1.2%
Cie Financiere Richemont SA	(6,500)	(456,414)	(55,459)	1.2%
Ross Stores Inc.	(4,783)	(448,460)	(54,493)	1.1%
eBay Inc.	(11,505)	(428,068)	(52,015)	1.1%
Marriott International Inc.	(3,245)	(425,057)	(51,649)	1.1%
Target Corp.	(5,589)	(415,460)	(50,483)	1.1%
Volkswagen AG	(2,477)	(413,680)	(50,267)	1.0%
Yum! Brands Inc.	(4,114)	(412,356)	(50,106)	1.0%
Industria de Diseno Textil SA	(13,758)	(399,610)	(48,557)	1.0%
Bayerische Motoren Werke AG	(4,866)	(397,744)	(48,330)	1.0%
Fast Retailing Co. Ltd.	(684)	(379,386)	(46,100)	1.0%
VF Corp.	(4,160)	(377,080)	(45,819)	1.0%
Michelin	(3,027)	(375,340)	(45,608)	0.9%
O'Reilly Automotive Inc.	(992)	(360,541)	(43,810)	0.9%
See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
Short Positions(b)
JPNBGCND
Aptiv PLC	(4,331)	$(356,370)	$(43,303)	0.9%
Dollar General Corp.	(2,840)	(343,814)	(41,777)	0.9%
AutoZone Inc.	(346)	(341,435)	(41,488)	0.9%
Carnival Corp.	(6,437)	(339,057)	(41,199)	0.9%
Oriental Land Co Ltd/Japan	(3,093)	(327,346)	(39,776)	0.8%
Hermes International	(468)	(316,214)	(38,423)	0.8%
Hilton Worldwide Holdings Inc.	(3,766)	(314,542)	(38,220)	0.8%
Dollar Tree Inc.	(2,741)	(292,823)	(35,581)	0.7%
Panasonic Corp.	(33,187)	(292,248)	(35,511)	0.7%
Bridgestone Corp.	(7,529)	(286,124)	(34,767)	0.7%
Magna International Inc.	(5,287)	(282,268)	(34,299)	0.7%
Denso Corp	(6,580)	(275,444)	(33,469)	0.7%
Royal Caribbean Cruises Ltd.	(2,271)	(263,755)	(32,049)	0.7%
Chipotle Mexican Grill Inc.	(399)	(263,451)	(32,012)	0.7%
Ulta Beauty Inc.	(773)	(259,016)	(31,473)	0.7%
Taylor Wimpey PLC	(109,984)	(249,832)	(30,357)	0.6%
Continental AG	(1,558)	(247,291)	(30,048)	0.6%
Toyota Industries Corp.	(4,534)	(246,352)	(29,934)	0.6%
Subaru Corp.	(10,476)	(245,806)	(29,868)	0.6%
Restaurant Brands International Inc.	(3,838)	(240,276)	(29,196)	0.6%
Best Buy Co. Inc.	(3,325)	(237,570)	(28,867)	0.6%
DR Horton Inc.	(5,530)	(235,251)	(28,586)	0.6%
Lennar Corp.	(4,637)	(231,655)	(28,149)	0.6%
Suzuki Motor Corp.	(5,283)	(230,779)	(28,042)	0.6%
Genuine Parts Co.	(2,338)	(230,194)	(27,971)	0.6%
Sekisui House Ltd.	(14,626)	(226,069)	(27,470)	0.6%
Expedia Group Inc.	(1,798)	(224,151)	(27,237)	0.6%
Whitbread PLC	(3,997)	(223,238)	(27,126)	0.6%
Persimmon PLC	(7,930)	(222,034)	(26,979)	0.6%
Swatch Group AG	(751)	(220,275)	(26,766)	0.6%
Bandai Namco Holdings Inc.	(4,768)	(217,954)	(26,484)	0.5%
InterContinental Hotels Group PLC	(3,487)	(216,914)	(26,357)	0.5%
Hasbro Inc.	(2,144)	(209,719)	(25,483)	0.5%
Hennes & Mauritz AB	(12,389)	(207,541)	(25,218)	0.5%
CarMax Inc.	(2,742)	(204,991)	(24,909)	0.5%
Tiffany & Co.	(1,936)	(200,410)	(24,352)	0.5%
MGM Resorts International	(7,700)	(196,889)	(23,924)	0.5%
Advance Auto Parts Inc.	(1,219)	(194,622)	(23,649)	0.5%
Nissan Motor Co. Ltd.	(25,174)	(193,959)	(23,568)	0.5%
Sumitomo Electric Industries Ltd.	(15,139)	(192,537)	(23,395)	0.5%
Fiat Chrysler Automobiles NV	(11,430)	(169,115)	(20,549)	0.4%
Canadian Tire Corp Ltd.	(1,574)	(166,124)	(20,186)	0.4%
LKQ Corp.	(5,661)	(163,610)	(19,880)	0.4%

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
Short Positions(b)
JPNBGCND
Ralph Lauren Corp.	(1,288)	$(162,786)	$(19,780)	0.4%
Next PLC	(2,191)	(158,232)	(19,227)	0.4%
Nokian Renkaat OYJ	(4,784)	(153,638)	(18,669)	0.4%
Macy's Inc.	(5,174)	(116,945)	(14,210)	0.3%
Newell Brands Inc.	(8,388)	(115,809)	(14,072)	0.3%
L Brands Inc.	(4,352)	(107,138)	(13,018)	0.3%
		$(39,339,571)	$(4,780,180)
Accrued Net Interest Receivable/(Payable)			39,451
Total Return Basket Swaps, at Value			$(4,740,729)

(b)  The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and pays the total return on the reference entity. The cash flows may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.

(c)  Effective rate at April 30, 2019.

Total return swap contracts ("total return swaps")

At April 30, 2019, the Fund had outstanding over-the-counter total return swaps as follows:

Over-the-counter total return swaps — Short(a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CITI	Dow Jones Industrial Average Index	USD	(12,128,222)	5/15/2019	2.25%	(0.35)%	3-month USD LIBOR	3M/3M	$(250,350)	$12,660	$(237,690)
GSI	iShares S&P 500 Value ETF	USD	(37,772,238)	11/29/2019	2.82%	0.35%	1-month USD LIBOR	1M/T	(3,500,824)	42,917	(3,457,907	)(c)
GSI	Russell Mid-Cap Index	USD	(42,209,860)	7/29/2020	2.17%	(0.30)%	1-month USD LIBOR	1M/T	(4,210,810)	43,044	(4,167,766)
CITI	S&P 500 Growth Index	USD	(105,649,354)	5/13/2019	2.25%	(0.35)%	3-month USD LIBOR	3M/3M	(1,676,062)	97,519	(1,578,543	)(d)
CITI	S&P 500 Growth Index	USD	(38,268,848)	5/13/2019	2.25%	(0.35)%	3-month USD LIBOR	3M/3M	(607,112)	35,324	(571,788	)(e)

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CITI	S&P Regional Banks Select Industry Index	USD	(1,500,659)	9/25/2020	2.69%	0.09%	3-month USD LIBOR	3M/3M	$(26,597)	$1,535	(25,062)
CITI	S&P Regional Banks Select Industry Index	USD	(7,278,197)	9/25/2020	2.69%	0.09%	3-month USD LIBOR	3M/3M	(846,108)	8,645	(837,463)
CITI	S&P 500 Growth Index	USD	(13,439,655)	5/13/2019	2.25%	(0.35)%	3-month USD LIBOR	3M/3M	(213,212)	12,405	(200,807)
CITI	SPDR S&P Retail ETF	USD	(18,500,400)	7/23/2019	1.07%	(1.40)%	1-month USD LIBOR	1M/1M	(166,050)	8,740	$(157,310)
CITI	Trupanion, Inc.	USD	(1,180,800)	3/9/2020	(2.53)%	(5.00)%	1-month USD LIBOR	1M/T	(74,941)	(6,002)	(80,943)
CITI	Trupanion, Inc.	USD	(808,356)	3/9/2020	(3.53)%	(6.00)%	1-month USD LIBOR	1M/T	11,928	(1,526)	10,402
CITI	Trupanion, Inc.	USD	(656,000)	3/9/2020	(3.53)%	(6.00)%	1-month USD LIBOR	1M/T	64,372	(1,129)	63,243
CITI	Trupanion, Inc.	USD	(918,400)	3/9/2020	(0.88)%	(3.35)%	1-month USD LIBOR	1M/T	(136,648)	(362)	(137,010)
CITI	Trupanion, Inc.	USD	(1,195,724)	3/9/2020	(0.88)%	(3.35)%	1-month USD LIBOR	1M/T	(154,638)	(506)	(155,144)
CITI	Utilities Select Sector SPDR Fund	USD	(16,673,640)	9/19/2019	0.72%	(1.75)%	1-month USD LIBOR	1M/T	(1,564,840)	4,853	(1,559,987)
Total									$(13,351,892)	$258,117	$(13,093,775)

(a)  The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and pays the total return on the reference entity.

(b)  Effective rate at April 30, 2019.

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

(c)  The following table represents required component disclosures associated with the S&P 500 Value Index swap as of April 30, 2019:

Description	Index Shares	Component Weighting	Fund Value
Apple Inc.	(516)	0.7%	$(271,134)
JPMorgan Chase & Co.	(218)	0.7%	(114,611)
Bank of America Corp	(158)	0.7%	(82,854)
Chevron Corporation	(131)	0.6%	(68,808)
AT&T Inc.	(129)	0.6%	(68,026)
UnitedHealth Group Incorporated	(128)	0.6%	(67,456)
Berkshire Hathaway Inc. Class B	(126)	0.6%	(66,096)
Wells Fargo & Company	(114)	0.6%	(59,787)
Citigroup Inc.	(95)	0.6%	(50,146)
Johnson & Johnson	(89)	0.6%	(46,503)
Exxon Mobil Corporation	(86)	0.6%	(45,143)
Walmart Inc.	(84)	0.6%	(44,158)
International Business Machines Corporation	(72)	0.5%	(37,650)
Home Depot, Inc.	(71)	0.6%	(37,476)
Procter & Gamble Company	(67)	0.5%	(35,351)
Costco Wholesale Corporation	(62)	0.5%	(32,622)
Comcast Corporation Class A	(61)	0.5%	(32,023)
Walt Disney Company	(60)	0.5%	(31,744)
Altria Group Inc.	(58)	0.6%	(30,717)
Coca-Cola Company	(52)	0.5%	(27,331)
General Electric Company	(51)	0.5%	(26,703)
DowDuPont Inc.	(50)	0.5%	(26,150)
Gilead Sciences, Inc.	(48)	0.5%	(25,023)
Caterpillar Inc.	(46)	0.5%	(24,203)
Intel Corporation	(43)	0.5%	(22,846)
Mondelez International, Inc. Class A	(42)	0.5%	(22,150)
CVS Health Corporation	(40)	0.4%	(21,275)
Goldman Sachs Group, Inc.	(40)	0.6%	(21,273)
Oracle Corporation	(40)	0.7%	(21,263)
PepsiCo, Inc.	(40)	0.7%	(21,159)
Anthem, Inc.	(39)	0.4%	(20,391)
Chubb Limited	(38)	0.6%	(20,075)
Duke Energy Corporation	(38)	0.6%	(19,981)
Philip Morris International Inc.	(38)	0.7%	(19,888)
CME Group Inc. Class A	(37)	0.6%	(19,306)
Honeywell International Inc.	(36)	0.6%	(19,092)
Accenture Plc Class A	(36)	0.6%	(18,966)
Morgan Stanley	(36)	0.6%	(18,900)
PNC Financial Services Group, Inc.	(36)	0.5%	(18,735)
United Technologies Corporation	(35)	0.5%	(18,131)
Schlumberger NV	(34)	0.6%	(17,842)
BlackRock, Inc.	(34)	0.5%	(17,810)
AbbVie, Inc.	(32)	0.6%	(16,955)
EOG Resources, Inc.	(32)	0.5%	(16,805)

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Description	Index Shares	Component Weighting	Fund Value
Southern Company	(32)	0.6%	$(16,607)
NIKE, Inc. Class B	(31)	0.5%	(16,340)
3M Company	(31)	0.6%	(16,128)
Deere & Company	(30)	0.5%	(15,911)
NVIDIA Corporation	(30)	0.5%	(15,550)
Walgreens Boots Alliance Inc.	(25)	0.5%	(12,958)

(d)  The following table represents required component disclosures associated with the S&P 500 Growth Index swap as of April 30, 2019:

Description	Index Shares	Component Weighting	Fund Value
Microsoft Corporation	(1,775)	7.7%	$(120,854)
Amazon.com, Inc.	(1,408)	6.1%	(95,876)
Facebook, Inc. Class A	(817)	3.5%	(55,647)
Alphabet Inc. Class C	(647)	2.8%	(44,061)
Alphabet Inc. Class A	(636)	2.7%	(43,291)
Visa Inc. Class A	(510)	2.2%	(34,710)
Cisco Systems, Inc.	(436)	1.9%	(29,706)
Verizon Communications Inc.	(419)	1.8%	(28,502)
Mastercard Incorporated Class A	(407)	1.8%	(27,680)
Pfizer Inc.	(399)	1.7%	(27,193)
Johnson & Johnson	(393)	1.7%	(26,759)
Merck & Co., Inc.	(360)	1.6%	(24,505)
Berkshire Hathaway Inc. Class B	(358)	1.5%	(24,397)
Boeing Company	(352)	1.5%	(23,936)
Exxon Mobil Corporation	(338)	1.5%	(22,975)
Netflix, Inc.	(287)	1.2%	(19,513)
Intel Corporation	(272)	1.2%	(18,548)
McDonald's Corporation	(268)	1.2%	(18,237)
Procter & Gamble Company	(264)	1.1%	(17,991)
Adobe Inc.	(250)	1.1%	(17,016)
Abbott Laboratories	(248)	1.1%	(16,854)
Walt Disney Company	(237)	1.0%	(16,155)
PayPal Holdings Inc.	(234)	1.0%	(15,958)
Union Pacific Corporation	(227)	1.0%	(15,436)
salesforce.com, inc.	(224)	1.0%	(15,257)
Broadcom Inc.	(223)	1.0%	(15,212)
Medtronic plc	(211)	0.9%	(14,366)
Thermo Fisher Scientific Inc.	(198)	0.9%	(13,472)
PepsiCo, Inc.	(194)	0.8%	(13,234)
Home Depot, Inc.	(188)	0.8%	(12,766)
Eli Lilly and Company	(179)	0.8%	(12,192)
Coca-Cola Company	(174)	0.8%	(11,840)
NextEra Energy, Inc.	(165)	0.7%	(11,214)
Comcast Corporation Class A	(160)	0.7%	(10,908)
American Tower Corporation	(153)	0.7%	(10,391)
U.S. Bancorp	(142)	0.6%	(9,676)

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Description	Index Shares	Component Weighting	Fund Value
Amgen Inc.	(130)	0.6%	$(8,883)
Texas Instruments Incorporated	(129)	0.6%	(8,803)
Automatic Data Processing, Inc.	(127)	0.5%	(8,638)
ConocoPhillips	(127)	0.5%	(8,636)
Oracle Corporation	(125)	0.5%	(8,503)
Philip Morris International Inc.	(122)	0.5%	(8,277)
TJX Companies Inc.	(120)	0.5%	(8,192)
Linde plc	(118)	0.5%	(8,027)
Intuit Inc.	(115)	0.5%	(7,845)
Honeywell International Inc.	(112)	0.5%	(7,634)
CSX Corporation	(109)	0.5%	(7,442)
AbbVie, Inc.	(108)	0.5%	(7,345)
Intuitive Surgical, Inc.	(104)	0.4%	(7,051)
NVIDIA Corporation	(103)	0.4%	(7,012)

(e)  The following table represents required component disclosures associated with the S&P 500 Growth Index swap as of April 30, 2019:

Description	Index Shares	Component Weighting	Fund Value
Microsoft Corporation	(643)	7.7%	$(43,776)
Amazon.com, Inc.	(510)	6.1%	(34,729)
Facebook, Inc. Class A	(296)	3.5%	(20,157)
Alphabet Inc. Class C	(234)	2.8%	(15,960)
Alphabet Inc. Class A	(230)	2.7%	(15,681)
Visa Inc. Class A	(185)	2.2%	(12,573)
Cisco Systems, Inc.	(158)	1.9%	(10,760)
Verizon Communications Inc.	(152)	1.8%	(10,324)
Mastercard Incorporated Class A	(147)	1.8%	(10,026)
Pfizer Inc.	(145)	1.7%	(9,850)
Johnson & Johnson	(142)	1.7%	(9,693)
Merck & Co., Inc.	(130)	1.6%	(8,876)
Berkshire Hathaway Inc. Class B	(130)	1.5%	(8,837)
Boeing Company	(127)	1.5%	(8,670)
Exxon Mobil Corporation	(122)	1.5%	(8,322)
Netflix, Inc.	(104)	1.2%	(7,068)
Intel Corporation	(99)	1.2%	(6,719)
McDonald's Corporation	(97)	1.2%	(6,606)
Procter & Gamble Company	(96)	1.1%	(6,517)
Adobe Inc.	(91)	1.1%	(6,163)
Abbott Laboratories	(90)	1.1%	(6,105)
Walt Disney Company	(86)	1.0%	(5,852)
PayPal Holdings Inc.	(85)	1.0%	(5,780)
Union Pacific Corporation	(82)	1.0%	(5,591)
salesforce.com, inc.	(81)	1.0%	(5,526)
Broadcom Inc.	(81)	1.0%	(5,510)
Medtronic plc	(76)	0.9%	(5,204)
Thermo Fisher Scientific Inc.	(72)	0.9%	(4,880)

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Description	Index Shares	Component Weighting	Fund Value
PepsiCo, Inc.	(70)	0.8%	$(4,794)
Home Depot, Inc.	(68)	0.8%	(4,624)
Eli Lilly and Company	(65)	0.8%	(4,416)
Coca-Cola Company	(63)	0.8%	(4,289)
NextEra Energy, Inc.	(60)	0.7%	(4,062)
Comcast Corporation Class A	(58)	0.7%	(3,951)
American Tower Corporation	(55)	0.7%	(3,764)
U.S. Bancorp	(51)	0.6%	(3,505)
Amgen Inc.	(47)	0.6%	(3,218)
Texas Instruments Incorporated	(47)	0.6%	(3,189)
Automatic Data Processing, Inc.	(46)	0.5%	(3,129)
ConocoPhillips	(46)	0.5%	(3,128)
Oracle Corporation	(45)	0.5%	(3,080)
Philip Morris International Inc.	(44)	0.5%	(2,998)
TJX Companies Inc.	(44)	0.5%	(2,967)
Linde plc	(43)	0.5%	(2,908)
Intuit Inc.	(42)	0.5%	(2,842)
Honeywell International Inc.	(41)	0.5%	(2,765)
CSX Corporation	(40)	0.5%	(2,696)
AbbVie, Inc.	(39)	0.5%	(2,660)
Intuitive Surgical, Inc.	(38)	0.4%	(2,554)
NVIDIA Corporation	(37)	0.4%	(2,540)

At April 30, 2019, the Fund had cash collateral of $7,650,000, $7,380,000 and $8,000,000 deposited in segregated accounts for Citibank N.A., Goldman Sachs International and JPMorgan Chase Bank N.A., respectively, to cover collateral requirements on over-the-counter derivatives.

For the six months ended April 30, 2019, the average notional value of total return basket swaps and total return swaps for the Fund was $(322,910,139) for short positions.

Purchased option contracts ("options purchased")

At April 30, 2019, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Aerospace & Defense
Boeing Co.	200	$7,553,800	$410	8/16/2019	$178,500
Capital Markets
Blackstone Group LP	1,736	6,850,256	43	9/20/2109	129,332
Energy Equipment & Services
Schlumberger Ltd.	1,370	5,847,160	70	6/21/2019	—	(a)(b)
Entertainment
Activision Blizzard, Inc.	1,176	5,669,496	47.5	8/16/2019	540,960

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Food Products
Conagra Brands, Inc.	1,644	$5,060,232	$31	6/21/2019	$172,620
Hain Celestial Group, Inc.	2,700	5,891,400	23	8/16/2019	337,500
					510,120
Health Care Providers & Services
CVS Health Corp.	4,080	22,187,040	60	8/16/2019	597,720
Independent Power and Renewable Electricity Producers
Vistra Energy Corp.	5,925	16,145,625	30	10/18/2019	474,000
Professional Services
Equifax, Inc.	578	7,279,910	130	10/18/2019	349,690
Nielsen Holdings PLC	2,735	6,982,455	28	6/21/2019	150,425
					500,115
Specialty Retail
Party City Holdco, Inc.	3,620	2,425,400	10	7/19/2019	36,200
Total options purchased (cost $3,654,982)					$2,966,947

(a)  Security fair valued as of April 30, 2019 in accordance with procedures approved by the Board of Trustees.

(b)  Value determined using significant unobservable inputs.

Written option contracts ("options written")

At April 30, 2019, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Capital Markets
CME Group, Inc.	412	$(7,370,680)	$190	6/21/2019	$(43,260)
Goldman Sachs Group, Inc.	361	(7,433,712)	220	10/18/2019	(243,675)
					(286,935)
Food & Staples Retailing
Costco Wholesale Corp.	340	(8,348,020)	250	6/21/2019	(169,150)
Food Products
Hain Celestial Group, Inc.	2,000	(4,364,000)	29	8/16/2019	(45,000	)(a)(b)
Health Care Providers & Services
CVS Health Corp.	702	(3,817,476)	72.5	5/17/2019	(1,053)
IT Services
Paypal Holdings, Inc.	585	(6,597,045)	95	6/21/2019	(1,025,213)
Textiles, Apparel & Luxury Goods
PVH Corp.	485	(6,256,015)	130	6/21/2019	(298,275)
PVH Corp.	442	(5,701,358)	145	6/21/2019	(59,670)
					(357,945)
Total calls					$(1,885,296)

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Aerospace & Defense
Boeing Co.	200	$(7,553,800)	$340	8/16/2019	$(173,000)
Capital Markets
Blackstone Group LP	2,060	(8,128,760)	31	9/20/2019	(58,710)
Blackstone Group LP	1,736	(6,850,256)	36	9/20/2019	(154,504)
CME Group, Inc.	412	(7,370,680)	170	6/21/2019	(95,790)
					(309,004)
Energy Equipment & Services
Cactus, Inc.	2,265	(8,221,950)	35	11/15/2019	(872,025)
Entertainment
Activision Blizzard, Inc.	1,765	(8,509,065)	40	8/16/2019	(193,268)
Health Care Providers & Services
CVS Health Corp.	4,410	(23,981,580)	50	8/16/2019	(765,135)
Independent Power and Renewable Electricity Producers
Vistra Energy Corp.	5,925	(16,145,625)	22	10/18/2019	(222,187)
Interactive Media & Services
Yelp, Inc.	2,300	(9,213,800)	34	5/17/2019	(173,650)
Professional Services
Equifax, Inc.	578	(7,279,910)	105	10/18/2019	(105,485)
Nielsen Holdings PLC	2,735	(6,982,455)	22	6/21/2019	(143,587)
					(249,072)
Specialty Retail
Party City Holdco, Inc.	3,620	(2,425,400)	7.5	10/18/2019	$(524,900)
Trading Companies & Distributors
Univar, Inc.	1,824	(4,072,992)	17.5	12/20/2019	(127,680)
Univar, Inc.	1,824	(4,072,992)	20	12/20/2019	(241,680)
					(369,360)
Total puts					$(3,851,601)
Total options written (premium received $6,473,887)					$(5,736,897)

(a)  Security fair valued as of April 30, 2019 in accordance with procedures approved by the Board of Trustees.

(b)  Value determined using significant unobservable inputs.

At April 30, 2019, the Fund had an average market value of $4,850,795 in options purchased and $(6,735,201) in options written. At April 30, 2019, the Fund had securities pledged in the amount of $59,705,651 to cover collateral requirements for options written.

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's investments as of April 30, 2019:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(c)	Total
Investments:
Common Stocks
Commercial Services	$—	$—	$21,260	$21,260
Diversified Consumer Services	—	28,642	—	28,642
Oil, Gas & Consumable Fuels	46,647	17,452	2,303	66,402
Other Common Stocks(a)	2,024,149	—	—	2,024,149
Total Common Stocks	2,070,796	46,094	23,563	2,140,453
Preferred Stocks
Food Products	—	—	7,520	7,520
Other Preferred Stocks(a)	14,302	—	—	14,302
Total Preferred Stocks	14,302	—	7,520	21,822
Loan Assignments
Aerospace & Defense	—	—	1,000	1,000
Leisure Goods—Activities—Movies	—	—	25,000	25,000
Total Loan Assignments	—	—	26,000	26,000
Corporate Bonds(a)	—	157,458	—	157,458
Convertible Bonds(a)	—	5,086	—	5,086
U.S. Treasury Obligations	—	69,667	—	69,667
Master Limited Partnerships(a)	52,730	—	—	52,730
Warrants(a)	1,320	—	—	1,320
Options Purchased
Energy Equipment & Services	—	—	—	—
Other Options Purchased(b)	2,967	—	—	2,967
Total Options Purchased	2,967	—	—	2,967
Short-Term Investments	—	84,407	—	84,407
Total Long Positions	$2,142,115	$362,712	$57,083	$2,561,910

(a)  The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)  The "Purchased option contracts" table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

(c)  The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2018	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 4/30/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2019
Investments in Securities: (000's omitted)
Common Stocks(d)
Commercial Services	$22,623	$—	$—	$(1,363)	$—	$—	$—	$—	$21,260	$(1,363)
Oil, Gas & Consumable Fuels	—	—	—	—	2,303	—	—	—	2,303	—
Preferred Stocks(d)
Food Products	—	—	—	—	7,520	—	—	—	7,520	—
Health Care	15,003	—	—	(1,683)	—	(13,320)	—	—	—	—
Loan Assignments(f)
Aerospace & Defense	—	—	—	20	980	—	—	—	1,000	20
Leisure Goods— Activities— Movies	—	4	—	433	24,563	—	—	—	25,000	433
Options Purchased(g)
Calls
Energy Equipment & Services	—	—	—	(37)	—	—	37	—	—	(37)
Food Products	—	—	(654)	654	—	—	—	—	—	—
Total	$37,626	$4	$(654)	$(1,976)	$35,366	$(13,320)	$37	$—	$57,083	$(947)

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

(d)  The following table presents additional information about valuation approach and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2019:

Asset class	Fair value at 4/30/2019	Valuation approach	Unobservable input	Amount or range per unit	Input value per unit	Impact to valuation from increase in input(e)
Common Stocks	$21,259,563	Market Approach	Adjusted Transaction Price	$9.85	$9.85	Increase
Common Stocks	2,303,000	Market Approach	Transaction Price	7,000.00	7,000.00	Increase
Preferred Stocks	7,520,004	Market Approach	Transaction Price	12.00	12.00	Increase

(e)  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(f)  Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(g)  As of the six months ended April 30, 2019, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's investments as of April 30, 2019:

Liabilities Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short(a)	$(363,570)	$—	$—	$(363,570)
Corporate Bonds Sold Short(a)	—	(45,308)	—	(45,308)
Exchange-Traded Funds Sold Short	(5,687)	—	—	(5,687)
Master Limited Partnerships Sold Short(a)	(9,101)	—	—	(9,101)
Total Short Positions	$(378,358)	$(45,308)	$—	$(423,666)

(a)  The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's derivatives as of April 30, 2019:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Futures(a)
Liabilities	$(20,687)	$—	$—	$(20,687)
Swaps
Assets	—	73	—	73
Liabilities	—	(17,908)	—	(17,908)
Options Written
Liabilities	(5,692)	—	(45)	(5,737)
Total	$(26,379)	$(17,835)	$(45)	$(44,259)

(a)  Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

(b)  The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2018	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 4/30/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2019
Other Financial Instruments:
(000's omitted)
Options Written(c)
Calls
Food Products	$—	$—	$—	$67	$—	$(112)	$—	$—	$(45)	$67
IT Services	—	—	358	(358)	—	—	—	—	—	—
Total	$—	$—	$358	$(291)	$—	$(112)	$—	$—	$(45)	$67

(c)  As of the six months ended April 30, 2019, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

^  A balance indicated with a "—" either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Multi-Asset Income Fund^ (Unaudited) April 30, 2019

	Number of Shares	Value (000's omitted)
Common Stocks 33.7%
Aerospace & Defense 0.3%
Lockheed Martin Corp.	221	$74
Air Freight & Logistics 0.2%
Cia de Distribucion Integral Logista Holdings SA	442	11
Oesterreichische Post AG	383	15
Royal Mail PLC	3,391	11
		37
Auto Components 0.1%
Bridgestone Corp.	100	4
Gentex Corp.	540	12
		16
Automobiles 0.4%
Bayerische Motoren Werke AG, Preference Shares	132	10
Daimler AG	81	5
Ford Motor Co.	2,504	26
Harley-Davidson, Inc.	302	11
Honda Motor Co. Ltd.	400	11
Nissan Motor Co. Ltd.	2,100	17
Renault SA	248	17
		97
Banks 1.4%
Aozora Bank Ltd.	400	10
Banco Bilbao Vizcaya Argentaria SA	2,384	15
BB&T Corp.	455	23
Comerica, Inc.	600	47
Danske Bank A/S	134	2
First Hawaiian, Inc.	320	9
Huntington Bancshares, Inc.	756	11
Intesa Sanpaolo SpA	3,883	10
JPMorgan Chase & Co.	637	74
Lloyds Banking Group PLC	11,497	9
National Bank of Canada	368	18
Nordea Bank Abp	2,323	18
Skandinaviska Enskilda Banken AB, Class A	438	4
U.S. Bancorp	417	22
	Number of Shares	Value (000's omitted)
Umpqua Holdings Corp.	1,775	$31
Wells Fargo & Co.	271	13
		316
Beverages 0.4%
Coca-Cola Amatil Ltd.	2,582	16
Coca-Cola Co.	1,082	53
PepsiCo, Inc.	187	24
		93
Biotechnology 0.2%
Gilead Sciences, Inc.	625	41
Capital Markets 0.2%
Virtu Financial, Inc. Class A	1,775	44
Chemicals 0.7%
Celanese Corp. Series A	234	25
Eastman Chemical Co.	280	22
Evonik Industries AG	487	14
Huntsman Corp.	575	13
LyondellBasell Industries NV Class A	235	21
Mitsubishi Chemical Holdings Corp.	1,800	13
Nutrien Ltd.	700	38
PolyOne Corp.	154	4
RPM International, Inc.	26	2
Teijin Ltd.	500	9
		161
Commercial Services & Supplies 0.3%
KAR Auction Services, Inc.	313	18
Republic Services, Inc.	123	10
Societe BIC SA	220	19
Waste Management, Inc.	267	28
		75
Communications Equipment 0.6%
Cisco Systems, Inc.	1,646	92
Juniper Networks, Inc.	262	7
Nokia OYJ	3,526	19
VTech Holdings Ltd.	1,800	16
		134
	Number of Shares	Value (000's omitted)
Construction & Engineering 0.2%
ACS Actividades de Construccion y Servicios SA	436	$20
Ferrovial SA	1,100	27
		47
Construction Materials 0.0%(a)
LafargeHolcim Ltd.	187	10	*
Containers & Packaging 0.3%
Amcor Ltd.	1,012	11
Avery Dennison Corp.	206	23
Bemis Co., Inc.	106	6
International Paper Co.	517	24
Sonoco Products Co.	137	9
Westrock Co.	96	4
		77
Diversified Consumer Services 0.1%
H&R Block, Inc.	454	12
Diversified Telecommunication Services 1.1%
AT&T, Inc.	734	23
BCE, Inc.	487	22
CenturyLink, Inc.	1,146	13
Cogent Communications Holdings, Inc.	101	6
Elisa OYJ	528	22
Koninklijke KPN NV	3,948	12
Nippon Telegraph & Telephone Corp.	200	8
Orange SA	1,186	18
Singapore Telecommunications Ltd.	4,600	11
Sunrise Communications Group AG	268	18	*(b)
Telia Co. AB	3,236	14
Verizon Communications, Inc.	1,485	85
		252
Electric Utilities 1.6%
CK Infrastructure Holdings Ltd.	500	4
CLP Holdings Ltd.	500	6
EDP—Energias de Portugal SA	804	3
Endesa SA	950	24
Evergy, Inc.	941	54
Exelon Corp.	1,208	61
FirstEnergy Corp.	734	31
Fortum OYJ	606	13

See Notes to Financial Statements

Schedule of Investments Multi-Asset Income Fund^ (Unaudited) (cont'd)

	Number of Shares	Value (000's omitted)
HK Electric Investments & HK Electric Investments Ltd.	10,500	$10	(b)
Iberdrola SA	1,520	14
Mercury NZ Ltd.	1,108	3
NextEra Energy, Inc.	300	58
OGE Energy Corp.	469	20
Portland General Electric Co.	96	5
Power Assets Holdings Ltd.	3,000	21
PPL Corp.	344	11
Southern Co.	455	24
		362
Electrical Equipment 0.2%
Eaton Corp. PLC	308	25
Emerson Electric Co.	333	24
		49
Energy Equipment & Services 0.1%
Helmerich & Payne, Inc.	400	23
Entertainment 0.1%
Cinemark Holdings, Inc.	264	11
Equity Real Estate Investment Trusts 3.9%
Alexandria Real Estate Equities, Inc.	437	62
American Campus Communities, Inc.	332	16
American Tower Corp.	147	29
Americold Realty Trust	125	4
Apple Hospitality REIT, Inc.	520	9
Ascendas Real Estate Investment Trust	5,200	11
British Land Co. PLC	609	5
Brookfield Property REIT, Inc. Class A	325	7
CapitaLand Mall Trust	12,000	21
Colony Capital, Inc.	30	—
CoreSite Realty Corp.	95	10
	Number of Shares	Value (000's omitted)
Crown Castle International Corp.	652	$82
Digital Realty Trust, Inc.	90	11
EPR Properties	136	11
Equinix, Inc.	30	14
Equity Lifestyle Properties, Inc.	250	29
Extra Space Storage, Inc.	134	14
Four Corners Property Trust, Inc.	200	6
Gaming and Leisure Properties, Inc.	463	19
H&R Real Estate Investment Trust	1,262	22
Highwoods Properties, Inc.	348	15
Iron Mountain, Inc.	91	3
Kimco Realty Corp.	532	9
Klepierre SA	362	13
Lexington Realty Trust	211	2
Mapletree North Asia Commercial Trust	5,500	5	(b)
Medical Properties Trust, Inc.	1,680	29
Merlin Properties Socimi SA	750	10
Mid-America Apartment Communities, Inc.	98	11
Mirvac Group	10,992	22
National Health Investors, Inc.	74	6
National Retail Properties, Inc.	425	22
OMEGA Healthcare Investors, Inc.	1,036	37
Park Hotels & Resorts, Inc.	691	22
Piedmont Office Realty Trust, Inc. Class A	286	6
Prologis, Inc.	345	26
Public Storage	59	13
RioCan Real Estate Investment Trust	1,192	23
Simon Property Group, Inc.	89	15
	Number of Shares	Value (000's omitted)
SmartCentres Real Estate Investment Trust	164	$4
Spirit Realty Capital, Inc.	149	6
STAG Industrial, Inc.	376	11
Stockland	5,693	15
STORE Capital Corp.	775	26
Sun Communities, Inc.	152	19
Ventas, Inc.	454	28
VEREIT, Inc.	779	6
VICI Properties, Inc.	287	6
Vicinity Centres	7,137	13
Welltower, Inc.	242	18
Weyerhaeuser Co.	830	22
WP Carey, Inc.	302	24
		869
Food & Staples Retailing 0.7%
Axfood AB	257	5
Casino Guichard Perrachon SA	19	1
Costco Wholesale Corp.	200	49
ICA Gruppen AB	176	6
Kesko OYJ, B Shares	384	20
Sysco Corp.	324	23
Walmart, Inc.	450	46
		150
Food Products 0.6%
Chocoladefabriken Lindt & Spruengli AG	1	7
Flowers Foods, Inc.	900	20
Hershey Co.	94	12
Kellogg Co.	348	21
Mondelez International, Inc. Class A	324	16
Mowi ASA	149	3
Nestle SA	203	20
Orkla ASA	2,357	18
Tate & Lyle PLC	690	7
		124
Gas Utilities 0.1%
Naturgy Energy Group SA	387	11
Health Care Equipment & Supplies 0.1%
Alcon, Inc.	56	3	*

See Notes to Financial Statements

Schedule of Investments Multi-Asset Income Fund^ (Unaudited) (cont'd)

	Number of Shares	Value (000's omitted)
Medtronic PLC	277	$25
		28
Health Care Providers & Services 0.3%
AmerisourceBergen Corp.	290	22
Cardinal Health, Inc.	268	13
Quest Diagnostics, Inc.	266	25
Sonic Healthcare Ltd.	605	11
		71
Hotels, Restaurants & Leisure 0.7%
Carnival Corp.	550	30
Carnival PLC	222	12
Cracker Barrel Old Country Store, Inc.	55	9
Crown Resorts Ltd.	2,074	19
Darden Restaurants, Inc.	65	8
Extended Stay America, Inc.	455	8
Genting Singapore Ltd.	6,000	4
Las Vegas Sands Corp.	306	21
McDonald's Corp.	134	26
Six Flags Entertainment Corp.	162	9
Starbucks Corp.	79	6
Wyndham Destinations, Inc.	201	9
		161
Household Durables 0.2%
Berkeley Group Holdings PLC	391	19
Garmin Ltd.	127	11
Persimmon PLC	333	10
		40
Household Products 0.3%
Colgate- Palmolive Co.	218	16
Kimberly-Clark Corp.	174	22
Procter & Gamble Co.	217	23
		61
Independent Power and Renewable Electricity Producers 1.1%
AES Corp.	1,561	27
Clearway Energy, Inc. Class C	4,100	65
	Number of Shares	Value (000's omitted)
NextEra Energy Partners LP	3,500	$161
		253
Industrial Conglomerates 0.2%
Honeywell International, Inc.	79	14
NWS Holdings Ltd.	4,000	8
Siemens AG ADR	400	24
		46
Insurance 0.8%
Ageas	404	21
ASR Nederland NV	280	13
Assurant, Inc.	225	21
CNA Financial Corp.	209	10
Hartford Financial Services Group, Inc.	500	26
Legal & General Group PLC	3,124	11
MetLife, Inc.	502	23
Power Corp. of Canada	957	22
Power Financial Corp.	377	9
SCOR SE	213	9
Swiss Re AG	97	9
UNIQA Insurance Group AG	512	6
Zurich Insurance Group AG	19	6
		186
IT Services 0.3%
Automatic Data Processing, Inc.	170	28
IBM Corp.	193	27
Western Union Co.	1,043	20
		75
Machinery 0.4%
Caterpillar, Inc.	30	4
Cummins, Inc.	161	27
Dover Corp.	211	21
PACCAR, Inc.	307	22
Pentair PLC	389	15
		89
Media 0.8%
Comcast Corp. Class A	600	26
Interpublic Group of Cos., Inc.	2,544	59
	Number of Shares	Value (000's omitted)
John Wiley & Sons, Inc. Class A	110	$5
Mediaset Espana Comunicacion SA	1,043	8
Nexstar Media Group, Inc. Class A	111	13
NOS SGPS SA	1,344	9
Omnicom Group, Inc.	353	28
RTL Group SA	329	19
Sinclair Broadcast Group, Inc. Class A	158	7
Tribune Media Co. Class A	169	8
		182
Metals & Mining 1.0%
Acerinox SA	450	5
Alumina Ltd.	10,423	16
Anglo American PLC	188	5
BHP Group Ltd.	785	21
BHP Group PLC	277	7
Boliden AB	216	6
Fortescue Metals Group Ltd.	162	1
Franco-Nevada Corp.	535	38
JFE Holdings, Inc.	100	2
Nucor Corp.	374	21
Reliance Steel & Aluminum Co.	143	13
Rio Tinto PLC	414	24
Rio Tinto PLC ADR	800	47
South32 Ltd.	6,908	16
		222
Mortgage Real Estate Investment 0.6%
AGNC Investment Corp.	1,411	25
Annaly Capital Management, Inc.	2,638	27
Blackstone Mortgage Trust, Inc. Class A	846	30
Chimera Investment Corp.	435	8
MFA Financial, Inc.	712	5
Starwood Property Trust, Inc.	1,287	30
		125
Multi-Utilities 1.7%
Ameren Corp.	450	33

See Notes to Financial Statements

Schedule of Investments Multi-Asset Income Fund^ (Unaudited) (cont'd)

	Number of Shares	Value (000's omitted)
CenterPoint Energy, Inc.	909	$28
Centrica PLC	11,200	16
Dominion Energy, Inc.	1,339	104
DTE Energy Co.	200	25
Engie SA	1,363	20
National Grid PLC	1,779	19
NiSource, Inc.	850	24
NorthWestern Corp.	9	1
Sempra Energy	900	115
		385
Multiline Retail 0.3%
Kohl's Corp.	325	23
Marks & Spencer Group PLC	2,708	10
Nordstrom, Inc.	258	11
Wesfarmers Ltd.	683	17
		61
Oil, Gas & Consumable Fuels 4.7%
Antero Midstream Corp.	9,053	111
BP PLC	3,036	22
Chevron Corp.	190	23
CVR Energy, Inc.	212	10
Enagas SA	781	22
Enbridge, Inc.	267	10
Eni SpA	1,246	21
Equitrans Midstream Corp.	1,000	21
Exxon Mobil Corp.	308	25
HollyFrontier Corp.	381	18
Inter Pipeline Ltd.	1,208	20
Kinder Morgan, Inc.	911	18
Marathon Petroleum Corp.	150	9
Occidental Petroleum Corp.	365	22
ONEOK, Inc.	3,290	223
Pembina Pipeline Corp.	1,100	39
Phillips 66	231	22
Plains GP Holdings LP	361	9	*
Repsol SA	1,173	20
Royal Dutch Shell PLC Class A	484	15
Snam SpA	5,273	27
Statoil ASA	209	5	*
Suncor Energy, Inc.	1,400	46
Suncor Energy, Inc.	309	10
Tallgrass Energy LP	289	7
	Number of Shares	Value (000's omitted)
Targa Resources Corp.	2,475	$99
TOTAL SA	352	20
Valero Energy Corp.	290	26
Williams Cos., Inc.	5,050	143
		1,063
Paper & Forest Products 0.1%
UPM-Kymmene OYJ	664	19
Personal Products 0.1%
Unilever PLC	369	22
Pharmaceuticals 2.0%
Allergan PLC	136	20
AstraZeneca PLC	244	18
AstraZeneca PLC ADR	1,200	45
Bristol-Myers Squibb Co.	1,175	55
Eli Lilly & Co.	246	29
GlaxoSmithKline PLC	1,196	24
H Lundbeck A/S	117	5
Johnson & Johnson	466	66
Merck & Co., Inc.	339	27
Novartis AG	283	23
Orion OYJ Class B	402	13
Pfizer, Inc.	1,617	66
Roche Holding AG	75	20
Sanofi	265	23
Takeda Pharmaceutical Co. Ltd.	500	18
		452
Professional Services 0.1%
RELX PLC	1,039	24
Real Estate Management & Development 0.1%
Brookfield Property Partners LP	548	11
Road & Rail 0.2%
CSX Corp.	575	46
Semiconductors & Semiconductor Equipment 0.9%
ASM Pacific Technology Ltd.	2,000	23
KLA-Tencor Corp.	235	30
Lam Research Corp.	34	7
Maxim Integrated Products, Inc.	629	38
	Number of Shares	Value (000's omitted)
QUALCOMM, Inc.	200	$17
SUMCO Corp.	700	9
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	550	24
Texas Instruments, Inc.	244	29
Tokyo Electron Ltd.	100	16
		193
Software 0.4%
Avast PLC	2,212	9	(b)
Micro Focus International	757	19
Microsoft Corp.	400	52
		80
Specialty Retail 0.6%
Foot Locker, Inc.	1,000	57
Home Depot, Inc.	297	61
Williams-Sonoma, Inc.	425	24
		142
Technology Hardware, Storage & Peripherals 0.8%
Apple, Inc.	425	85
Brother Industries Ltd.	300	6
Canon, Inc.	700	19
HP, Inc.	1,067	21
NetApp, Inc.	171	13
Seiko Epson Corp.	1,000	16
Xerox Corp.	507	17
		177
Textiles, Apparel & Luxury Goods 0.0%(a)
Pandora A/S	64	3
Thrifts & Mortgage Finance 0.1%
Genworth MI Canada, Inc.	562	17
TFS Financial Corp.	580	10
		27
Tobacco 0.4%
Altria Group, Inc.	406	22
Imperial Brands PLC	577	18
Japan Tobacco, Inc.	700	16

See Notes to Financial Statements

Schedule of Investments Multi-Asset Income Fund^ (Unaudited) (cont'd)

	Number of Shares	Value (000's omitted)
Philip Morris International, Inc.	207	$18
Vector Group Ltd.	269	3
		77
Trading Companies & Distributors 0.5%
ITOCHU Corp.	1,200	22
Marubeni Corp.	3,000	21
Mitsubishi Corp.	500	14
Mitsui & Co. Ltd.	1,300	21
Sumitomo Corp.	300	4
Watsco, Inc.	175	28
		110
Transportation Infrastructure 0.0%(a)
Sydney Airport	1,600	9
Wireless Telecommunication Services 0.1%
NTT DOCOMO, Inc.	400	9
Vodafone Group PLC	7,573	14
		23
Total Common Stocks (Cost $6,927)		7,548
Preferred Stocks 1.3%
Equity Real Estate Investment Trusts 1.3%
Apartment Investment & Management Co., Ser. A, 6.88%	1,000	25
Ashford Hospitality Trust, Inc., Ser. F, 7.38%	600	14
Ashford Hospitality Trust, Inc., Ser. H, 7.50%	1,579	37
Brookfield Property REIT, Inc., Ser. A, 6.38%	1,226	31
Cedar Realty Trust, Inc., Ser. B, 7.25%	156	4
Colony Capital, Inc., Ser. J, 7.13%	793	16
Hersha Hospitality Trust, Ser. C, 6.88%	764	19
Hersha Hospitality Trust, Ser. D, 6.50%	675	16
	Number of Shares	Value (000's omitted)
Pennsylvania Real Estate Investment Trust, Ser. D, 6.88%	500	$11
PS Business Parks, Inc., Ser. U, 5.75%	800	20
PS Business Parks, Inc., Ser. V, 5.70%	550	14
QTS Realty Trust, Inc., Ser. A, 7.13%	250	7
Rexford Industrial Realty, Inc., Ser. A, 5.88%	533	13
Saul Centers, Inc., Ser. D, 6.13%	600	15
UMH Properties, Inc., Ser. D, 6.38%	375	9
VEREIT, Inc., Ser. F, 6.70%	1,014	25
Vornado Realty Trust, Ser. K, 5.70%	1,050	27
Total Preferred Stocks (Cost $302)		303
	Principal Amount (000's omitted)
Convertible Bonds 0.9%
Biotechnology 0.0%(a)
BioMarin Pharmaceutical, Inc., 0.60%, due 8/1/2024	$10	10
Communications Equipment 0.0%(a)
Finisar Corp., 0.50%, due 12/15/2036	5	5
Equity Real Estate Investment Trusts 0.1%
IH Merger Sub LLC, 3.50%, due 1/15/2022	10	12
Health Care Equipment & Supplies 0.0%(a)
CONMED Corp., 2.63%, due 2/1/2024	10	11	(c)
	Principal Amount (000's omitted)	Value (000's omitted)
Independent Power and Renewable Electricity Producers 0.1%
NextEra Energy Partners L.P., 1.50%, due 9/15/2020	$15	$15	(c)
Interactive Media & Services 0.0%(a)
Zillow Group, Inc., 2.00%, due 12/1/2021	10	10
Internet & Direct Marketing Retail 0.0%(a)
Liberty Expedia Holdings, Inc., 1.00%, due 6/30/2047	10	10	(c)
Machinery 0.1%
Fortive Corp., 0.88%, due 2/15/2022	5	5	(c)
Vishay Intertechnology, Inc., 2.25%, due 6/15/2025	10	10	(c)
		15
Media 0.1%
Liberty Media Corp., 2.13%, due 3/31/2048	25	24	(c)
Metals & Mining 0.1%
Endeavour Mining Corp., 3.00%, due 2/15/2023	20	18	(c)
Oil, Gas & Consumable Fuel 0.1%
Golar LNG Ltd., 2.75%, due 2/15/2022	15	14
Software 0.3%
DocuSign, Inc., 0.50%, due 9/15/2023	5	5	(c)
Envestnet, Inc., 1.75%, due 6/1/2023	20	24	(c)
Guidewire Software, Inc., 1.25%, due 3/15/2025	20	23
Splunk, Inc., 0.50%, due 9/15/2023	5	6	(c)
		58
Total Convertible Bonds (Cost $193)		202

See Notes to Financial Statements

Schedule of Investments Multi-Asset Income Fund^ (Unaudited) (cont'd)

	Principal Amount (000's omitted)	Value (000's omitted)
Corporate Bonds 12.6%
Agriculture 0.1%
BAT Capital Corp., 4.54%, due 8/15/2047	$35	$31
Auto Manufacturers 0.1%
General Motors Financial Co., Inc., 5.10%, due 1/17/2024	15	16
Banks 3.4%
Banco Santander SA, 3.80%, due 2/23/2028	30	29
Bank of America Corp.
2.74%, due 1/23/2022	45	45	(o)
3.71%, due 4/24/2028	100	101	(o)
3.97%, due 3/5/2029	30	31	(o)
4.33%, due 3/15/2050	45	46	(o)
Citigroup, Inc.
3.89%, due 1/10/2028	115	117	(o)
3.52%, due 10/27/2028	20	20	(o)
Goldman Sachs Group, Inc.
2.60%, due 4/23/2020	20	20
3.69%, due 6/5/2028	40	40	(o)
3.81%, due 4/23/2029	75	74	(o)
4.02%, due 10/31/2038	35	34	(o)
5.15%, due 5/22/2045	20	21
HSBC Holdings PLC, 6.00%, due 5/22/2027	65	65	(e)(o)
JPMorgan Chase & Co., 3.88%, due 7/24/2038	30	30	(o)
Morgan Stanley, 3.59%, due 7/22/2028	70	70	(o)
Westpac Banking Corp., 5.00%, due 9/21/2027	23	21	(e)(o)
		764
	Principal Amount (000's omitted)	Value (000's omitted)
Beverages 0.8%
Anheuser-Busch Cos., LLC/ Anheuser-Busch InBev Worldwide, Inc., 4.70%, due 2/1/2036	$20	$20	(c)
Anheuser-Busch InBev Worldwide, Inc.
4.60%, due 4/15/2048	25	25
4.75%, due 4/15/2058	40	39
5.80%, due 1/23/2059	75	85
		169
Chemicals 0.2%
DowDuPont, Inc., 4.73%, due 11/15/2028	35	38
Computers 0.8%
Apple, Inc., 4.65%, due 2/23/2046	35	39
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. 5.45%, due 6/15/2023	65	69	(c)
6.02%, due 6/15/2026	35	38	(c)
HP Enterprise Co., 3.60%, due 10/15/2020	40	41
		187
Food 0.4%
Grupo Bimbo SAB de CV, 4.70%, due 11/10/2047	55	52	(c)
Kroger Co., 5.40%, due 1/15/2049	35	37
		89
Healthcare—Products 0.5%
Abbott Laboratories, 3.75%, due 11/30/2026	55	57
	Principal Amount (000's omitted)	Value (000's omitted)
Zimmer Biomet Holdings, Inc., 3.55%, due 4/1/2025	$60	$60
		117
Healthcare—Services 0.2%
HCA, Inc., 5.25%, due 6/15/2026	35	37
Insurance 0.1%
AXA Equitable Holdings, Inc., 5.00%, due 4/20/2048	35	35
Media 0.3%
Comcast Corp. 4.00%, due 8/15/2047	20	20
4.95%, due 10/15/2058	45	50
		70
Mining 0.1%
Anglo American Capital PLC, 4.50%, due 3/15/2028	25	25	(c)
Miscellaneous Manufacturers 0.5%
General Electric Co., Ser. D, 5.00%, due 1/21/2021	110	104	(e)(o)
Oil & Gas 0.9%
Apache Corp., 4.38%, due 10/15/2028	60	61
Canadian Natural Resources Ltd., 4.95%, due 6/1/2047	20	22
Concho Resources, Inc., 4.88%, due 10/1/2047	25	26
Marathon Oil Corp., 4.40%, due 7/15/2027	80	83
		192
Pharmaceuticals 1.6%
AbbVie, Inc., 4.70%, due 5/14/2045	40	38

See Notes to Financial Statements

Schedule of Investments Multi-Asset Income Fund^ (Unaudited) (cont'd)

	Principal Amount (000's omitted)	Value (000's omitted)
AstraZeneca PLC, 3.50%, due 8/17/2023	$55	$56
CVS Health Corp.
4.30%, due 3/25/2028	65	66
5.05%, due 3/25/2048	90	89
Halfmoon Parent, Inc., 4.80%, due 8/15/2038	55	56	(c)
Shire Acquisitions Investments Ireland DAC 2.40%, due 9/23/2021	45	44
3.20%, due 9/23/2026	20	20
		369
Pipelines 1.3%
Energy Transfer Operating L.P., Ser. B, 6.63%, due 2/15/2028	55	52	(e)(o)
Energy Transfer Partners L.P.
5.80%, due 6/15/2038	40	43
6.25%, due 4/15/2049	30	34
Kinder Morgan Energy Partners L.P., 4.15%, due 2/1/2024	45	46
Kinder Morgan, Inc., 5.55%, due 6/1/2045	45	49
MPLX L.P., 4.70%, due 4/15/2048	60	58
		282
Retail 0.2%
Walmart, Inc., 3.25%, due 7/8/2029	35	35
Savings & Loans 0.1%
Nationwide Building Society, 4.30%, due 3/8/2029	20	20	(c)(o)
Telecommunications 0.8%
AT&T, Inc. 4.35%, due 6/15/2045	15	14
5.45%, due 3/1/2047	45	49
	Principal Amount (000's omitted)	Value (000's omitted)
4.50%, due 3/9/2048	$35	$34
Telefonica Emisiones SA, 5.52%, due 3/1/2049	40	43
Verizon Communications, Inc., 4.52%, due 9/15/2048	40	42
		182
Trucking & Leasing 0.2%
Avolon Holdings Funding Ltd., 3.95%, due 7/1/2024	45	45	(c)
Total Corporate Bonds (Cost $2,753)		2,807
Mortgage-Backed Securities 14.2%
Collateralized Mortgage Obligations 4.0%
Fannie Mae Connecticut Avenue Securities
Ser. 2017-C02, Class 2M2, (1 month USD LIBOR + 3.65%), 6.13%, due 9/25/2029	230	248	(d)
Ser. 2017-C03, Class 1M2, (1 month USD LIBOR + 3.00%), 5.48%, due 10/25/2029	45	48	(d)
Ser. 2017-C04, Class 2M2, (1 month USD LIBOR + 2.85%), 5.33%, due 11/25/2029	120	125	(d)
Ser. 2017-C05, Class 1M2, (1 month USD LIBOR + 2.20%), 4.68%, due 1/25/2030	75	76	(d)
Ser. 2017-C06, Class 1M2, (1 month USD LIBOR + 2.65%), 5.13%, due 2/25/2030	120	123	(d)
	Principal Amount (000's omitted)	Value (000's omitted)
Freddie Mac Structured Agency Credit Risk Debt Notes, Ser. 2017-DNA2, Class M2, (1 month USD LIBOR + 3.45%), 5.93%, due 10/25/2029	$250	$271	(d)
		891
Fannie Mae 5.0%
Pass-Through Certificates
3.50%, TBA, 30 Year Maturity	85	86	(f)
4.00%, TBA, 30 Year Maturity	665	682	(f)
4.50%, TBA, 30 Year Maturity	285	297	(f)
5.00%, TBA, 30 Year Maturity	60	63	(f)
		1,128
Freddie Mac 4.0%
Pass-Through Certificates
4.00%, TBA, 30 Year Maturity	665	683	(f)
4.50%, TBA, 30 Year Maturity	205	213	(f)
		896
Ginnie Mae 1.2%
Pass-Through Certificates
4.00%, TBA, 30 Year Maturity	60	62	(f)
4.50%, TBA, 30 Year Maturity	195	202	(f)
		264
Total Mortgage-Backed Securities (Cost $3,136)		3,179
U.S. Treasury Obligations 14.9%
U.S. Treasury Bill, 2.34%, due 1/2/2020	100	98	(g)(h)

See Notes to Financial Statements

Schedule of Investments Multi-Asset Income Fund^ (Unaudited) (cont'd)

	Principal Amount (000's omitted)	Value (000's omitted)
U.S. Treasury Bonds
5.38%, due 2/15/2031	$100	$129	(h)
4.50%, due 2/15/2036	121	151
3.88%, due 8/15/2040	56	66
U.S. Treasury Inflation-Indexed Bonds(i)
2.00%, due 1/15/2026	424	466	(h)
1.75%, due 1/15/2028	12	13
3.63%, due 4/15/2028	78	99
3.88%, due 4/15/2029	152	201	(h)
3.38%, due 4/15/2032	21	29
1.00%, due 2/15/2046	101	102
U.S. Treasury Notes
1.38%, due 1/15/2020	405	402	(h)
2.00%, due 8/31/2021	45	45
2.38%, due 8/15/2024	140	140
2.88%, due 5/31/2025- 8/15/2028	355	366
1.63%, due 2/15/2026	315	300
2.25%, due 2/15/2027- 8/15/2046	580	559
2.75%, due 2/15/2028	150	153
Total U.S. Treasury Obligations (Cost $3,325)		3,319
U.S. Government Agency Securities 0.6%
Federal Home Loan Bank, 5.50%, due 7/15/2036 (Cost $134)	95	126
Asset-Backed Securities 3.4%
American Express Credit Account Master Trust, Ser. 2019-1, Class A, 2.87%, due 10/15/2024	130	131
	Principal Amount (000's omitted)	Value (000's omitted)
Bear Stearns Asset-Backed Securities Trust, Ser. 2006-SD2, Class M2, (1 month USD LIBOR + 0.80%), 3.28%, due 6/25/2036	$170	$170	(d)
Hyundai Auto Lease Securitization Trust, Ser. 2019-A, Class A2, 2.92%, due 7/15/2021	120	120	(c)
Verizon Owner Trust, Ser. 2017-1A, Class A, 2.06%, due 9/20/2021	179	178	(c)
World Omni Auto Receivables Trust, Ser. 2019-A, Class A3, 3.04%, due 5/15/2024	150	152
Total Asset-Backed Securities (Cost $732)		751
	Number of Units
Master Limited Partnerships 3.9%
Hotels, Restaurants & Leisure 0.6%
Cedar Fair LP	2,400	129
Oil, Gas & Consumable Fuels 3.3%
Energy Transfer Equity LP	10,900	165
Enterprise Products Partners LP	6,550	188
EQM Midstream Partners LP	2,700	124
NuStar Energy LP	2,575	70
Western Midstream Partners LP	5,900	186
		733
Total Master Limited Partnerships (Cost $953)		862
	Number of Shares	Value (000's omitted)
Exchange-Traded Funds 1.6%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (Cost $351)	12,819	$351
Investment Companies(j) 14.0%
Neuberger Berman Emerging Markets Debt Fund Institutional Class	72,185	603	(k)
Neuberger Berman Floating Rate Income Fund Institutional Class	108,023	1,058	(k)
Neuberger Berman High Income Bond Fund Class R6	171,285	1,459	(k)
Total Investment Companies (Cost $3,143)		3,120
Total Options Purchased(l) 0.0%(a) (Cost $3)		1
Short-Term Investments 7.6%
Investment Companies 7.6%
State Street Institutional U.S. Government Money Market Fund Premier Class, 2.37%(m) (Cost $1,693)	1,692,699	1,693	(k)
Total Investments 108.7% (Cost $23,645)		24,262
Liabilities Less Other Assets (8.7)%		(1,938	)(n)
Net Assets 100.0%		$22,324

See Notes to Financial Statements

Schedule of Investments Multi-Asset Income Fund^ (Unaudited) (cont'd)

*  Non-income producing security.

(a)  Represents less than 0.05% of net assets of the Fund.

(b)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at April 30, 2019 amounted to approximately $42,000, which represents 0.2% of net assets of the Fund.

(c)  Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2019, these securities amounted to approximately $751,000, which represents 3.4% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(d)  Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2019 and changes periodically.

(e)  Perpetual Bond Security. The rate reflected was the rate in effect on April 30, 2019. The maturity date reflects the next call date.

(f)  TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at April 30, 2019 amounted to approximately $2,288,000, which represents 10.2% of net assets of the Fund.

(g)  Rate shown was the discount rate at the date of purchase.

(h)  All or a portion of the security is pledged as collateral for futures and/or options written.

(i)  Index-linked bond whose principal amount adjusts according to a government retail price index.

(j)  Affiliated company as defined under the Investment Company Act of 1940, as amended (see Note F of Notes to Financial Statements).

(k)  All or a portion of this security is segregated in connection with obligations for to be announced securities, futures, forward foreign currency contracts, options written and/or swaps with a total value of approximately $4,813,000.

(l)  See "Purchased option contracts" under Derivative Instruments.

(m)  Represents 7-day effective yield as of April 30, 2019.

(n)  Includes the impact of the Fund's open positions in derivatives at April 30, 2019.

(o)  Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

See Notes to Financial Statements

Schedule of Investments Multi-Asset Income Fund^ (Unaudited) (cont'd)

Derivative Instruments

Futures contracts ("futures")

At April 30, 2019, open positions in futures for the Fund were as follows:

Long Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5/2019	2	HSCEI Index	$146,199	$(1,237)
6/2019	2	ASX SPI 200 Index	222,200	3,542
6/2019	5	Canadian Bond, 10 Year	515,712	(3,172)
6/2019	4	FTSE100 Index	384,498	8,430
6/2019	2	MSCI EAFE Index	191,700	2,648
6/2019	7	MSCI Emerging Markets Index	378,070	9,589
6/2019	2	S&P 500 E-Mini Index	294,850	15,945
6/2019	3	TOPIX Index	434,939	404
6/2019	2	U.S. Treasury Long Bond	294,938	(4,348)
6/2019	11	U.S. Treasury Note, 2 Year	2,343,086	7,391
6/2019	2	U.S. Treasury Note, 5 Year	231,281	1,609
6/2019	11	U.S. Treasury Note, 10 Year	1,360,391	15,819
Total Long Positions			$6,797,864	$56,620
Short Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2019	7	Euro-Bund	$(1,297,883)	$(6,617)
6/2019	6	Euro STOXX 50 Index	(232,306)	(11,844)
6/2019	3	MSCI World Index	(189,030)	(7,635)
6/2019	8	U.S. Treasury Long Bond	(1,179,750)	(18,584)
6/2019	2	U.S. Treasury Note, 10 Year	(247,344)	(2,891)
6/2019	7	U.S. Treasury Note, Ultra 10 Year	(922,469)	(11,808)
6/2019	5	U.S. Treasury Ultra Long Bond	(821,406)	(11,786)
6/2019	4	United Kingdom Long Gilt Bond	(664,101)	9,024
Total Short Positions			$(5,554,289)	$(62,141)
Total Futures				$(5,521)

See Notes to Financial Statements

Schedule of Investments Multi-Asset Income Fund^ (Unaudited) (cont'd)

At April 30, 2019, the Fund had $240,619 deposited in a segregated account to cover margin requirements on open futures. The Fund had securities pledged in the amount of $98,406 to cover collateral requirements on open futures.

For the six months ended April 30, 2019, the average notional value of futures for the Fund was $8,314,591 for long positions and $(4,905,587) for short positions.

Forward foreign currency contracts ("forward contracts")

At April 30, 2019, open forward contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
228,664	USD	320,428	AUD	SCB	7/16/2019	$2,370
14,317	USD	20,063	AUD	SCB	7/16/2019	148
247,062	USD	346,142	AUD	CITI	7/16/2019	2,608
170,246	USD	238,625	AUD	CITI	7/16/2019	1,724
180,338	USD	251,206	AUD	GSI	7/16/2019	2,931
702,759	USD	984,643	AUD	JPM	7/16/2019	7,382
103,048	USD	144,381	AUD	JPM	7/16/2019	1,083
378,988	USD	531,154	AUD	RBC	7/16/2019	3,875
180,577	USD	253,080	AUD	RBC	7/16/2019	1,846
143,791	USD	200,002	AUD	SSB	7/16/2019	2,546
87,900	USD	123,385	AUD	SSB	7/16/2019	763
71,046	USD	99,546	AUD	SSB	7/16/2019	745
46,181	CAD	34,351	USD	SSB	7/16/2019	186
131,035	USD	174,650	CAD	SCB	7/16/2019	422
17,767	USD	23,705	CAD	CITI	7/16/2019	39
490,430	USD	653,518	CAD	GSI	7/16/2019	1,695
539,586	USD	719,158	CAD	JPM	7/16/2019	1,761
154,423	USD	205,830	CAD	RBC	7/16/2019	492
93,331	USD	124,401	CAD	RBC	7/16/2019	297
883,856	USD	1,178,017	CAD	SSB	7/16/2019	2,872
57,874	USD	76,878	CAD	SSB	7/16/2019	380
165,883	CHF	163,879	USD	CITI	7/16/2019	92
123,537	CHF	122,002	USD	GSI	7/16/2019	111
276,736	USD	274,395	CHF	SCB	7/16/2019	5,505
221,882	USD	219,923	CHF	CITI	7/16/2019	4,495
77,240	USD	76,554	CHF	JPM	7/16/2019	1,569
494,583	USD	490,480	CHF	RBC	7/16/2019	9,757
184,733	USD	183,201	CHF	RBC	7/16/2019	3,644
507,563	USD	503,256	CHF	SG	7/16/2019	10,109
606,511	USD	601,083	CHF	SSB	7/16/2019	12,358
57,371	USD	1,306,075	CZK	CITI	7/16/2019	107
244,943	EUR	275,001	USD	GSI	7/16/2019	1,486
378,645	USD	334,629	EUR	CITI	7/16/2019	921
50,418	USD	44,480	EUR	CITI	7/16/2019	210
300,849	USD	265,650	EUR	GSI	7/16/2019	987

See Notes to Financial Statements

Schedule of Investments Multi-Asset Income Fund^ (Unaudited) (cont'd)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
179,706	USD	158,334	EUR	GSI	7/16/2019	$981
165,908	USD	146,497	EUR	GSI	7/16/2019	544
59,820	USD	52,739	EUR	GSI	7/16/2019	289
10,212	USD	9,024	EUR	SG	7/16/2019	26
2,301,567	USD	2,032,791	EUR	SSB	7/16/2019	6,985
273,133	USD	239,603	EUR	SSB	7/16/2019	2,673
119,160	USD	104,773	EUR	SSB	7/16/2019	894
156,936	GBP	204,958	USD	CITI	7/16/2019	490
204,731	USD	155,774	GBP	SCB	7/16/2019	804
175,542	USD	133,565	GBP	SCB	7/16/2019	689
285,840	USD	217,343	GBP	CITI	7/16/2019	1,312
81,200	USD	61,742	GBP	CITI	7/16/2019	373
481,978	USD	366,601	GBP	GSI	7/16/2019	2,053
829,688	USD	631,104	GBP	SSB	7/16/2019	3,498
57,356,420	JPY	517,218	USD	SCB	7/16/2019	811
59,059,437	JPY	532,566	USD	CITI	7/16/2019	845
72,609,016	JPY	654,986	USD	GSI	7/16/2019	801
43,097,207	JPY	388,774	USD	RBC	7/16/2019	469
55,416,116	JPY	499,885	USD	SSB	7/16/2019	620
16,599,534	JPY	149,356	USD	SSB	7/16/2019	567
80,322	USD	8,856,532	JPY	CITI	7/16/2019	332
61,048	USD	69,348,296	KRW	CITI	7/16/2019	1,341
58,165	USD	66,074,240	KRW	CITI	7/16/2019	1,278
1,060,131	MXN	54,607	USD	GSI	7/16/2019	651
999,944	MXN	51,506	USD	GSI	7/16/2019	614
1,143,345	MXN	58,895	USD	SSB	7/16/2019	699
1,037,978	NOK	119,925	USD	SSB	7/16/2019	730
260,923	USD	2,236,421	NOK	SCB	7/16/2019	959
65,022	USD	557,316	NOK	SCB	7/16/2019	239
30,601	USD	259,863	NOK	CITI	7/16/2019	394
169,710	USD	1,454,141	NOK	GSI	7/16/2019	679
565,330	USD	4,845,559	NOK	JPM	7/16/2019	2,078
133,911	USD	1,139,686	NOK	SSB	7/16/2019	1,432
64,909	USD	549,452	NOK	SSB	7/16/2019	1,041
28,442	USD	243,085	NOK	SSB	7/16/2019	186
38,890	USD	333,284	NOK	SSB	7/16/2019	148
238,325	NZD	159,097	USD	CITI	7/16/2019	304
50,493	NZD	33,707	USD	GSI	7/16/2019	65
578,524	USD	856,832	NZD	SCB	7/16/2019	5,441
47,630	USD	70,543	NZD	SCB	7/16/2019	448
105,428	USD	156,215	NZD	CITI	7/16/2019	946
229,652	USD	340,029	NZD	GSI	7/16/2019	2,227
566,479	USD	838,896	NZD	JPM	7/16/2019	5,392
62,258	USD	92,197	NZD	JPM	7/16/2019	593

See Notes to Financial Statements

Schedule of Investments Multi-Asset Income Fund^ (Unaudited) (cont'd)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
368,251	USD	545,426	NZD	RBC	7/16/2019	$3,448
112,615	USD	166,797	NZD	RBC	7/16/2019	1,055
382,456	USD	566,486	NZD	SG	7/16/2019	3,568
450,284	USD	666,840	NZD	SSB	7/16/2019	4,275
58,230	USD	221,861	PLN	GSI	7/16/2019	50
524,029	USD	4,831,024	SEK	CITI	7/16/2019	12,333
136,011	USD	1,250,554	SEK	CITI	7/16/2019	3,554
77,679	USD	716,126	SEK	CITI	7/16/2019	1,828
907,231	USD	8,355,958	SEK	GSI	7/16/2019	22,178
610,183	USD	5,620,029	SEK	GSI	7/16/2019	14,917
59,276	USD	544,017	SEK	GSI	7/16/2019	1,654
108,593	USD	1,000,873	SEK	JPM	7/16/2019	2,582
96,467	USD	889,331	SEK	SG	7/16/2019	2,270
117,594	USD	1,079,964	SEK	SSB	7/16/2019	3,206
56,398	USD	519,094	SEK	SSB	7/16/2019	1,416
62	USD	365	TRY	GSI	7/16/2019	3
Total unrealized appreciation						$219,794
501,582	AUD	358,008	USD	CITI	7/16/2019	(3,779)
44,917	AUD	31,736	USD	GSI	7/16/2019	(14)
1,072,167	AUD	764,938	USD	GSI	7/16/2019	(7,749)
1,385,340	AUD	988,371	USD	GSI	7/16/2019	(10,012)
115,029	AUD	82,091	USD	SG	7/16/2019	(855)
97,341	AUD	69,473	USD	SSB	7/16/2019	(728)
236,113	BRL	60,713	USD	GSI	7/16/2019	(850)
47,059	BRL	12,054	USD	SSB	7/16/2019	(123)
179,726	BRL	46,240	USD	SSB	7/16/2019	(673)
466,079	BRL	119,913	USD	SSB	7/16/2019	(1,745)
103,485	CAD	77,642	USD	SCB	7/16/2019	(250)
37,496	CAD	28,137	USD	CITI	7/16/2019	(95)
746,472	CAD	560,152	USD	CITI	7/16/2019	(1,900)
12,160	CAD	9,125	USD	GSI	7/16/2019	(32)
112,170	CAD	84,161	USD	JPM	7/16/2019	(275)
688,453	CAD	516,651	USD	SG	7/16/2019	(1,789)
211,539	CAD	158,716	USD	SSB	7/16/2019	(516)
188,640	CHF	190,250	USD	SCB	7/16/2019	(3,784)
85,973	CHF	86,188	USD	CITI	7/16/2019	(1,206)
180,282	CHF	179,564	USD	CITI	7/16/2019	(1,361)
341,585	CHF	344,628	USD	CITI	7/16/2019	(6,981)
20,448	CHF	20,225	USD	GSI	7/16/2019	(13)
12,055	CHF	12,165	USD	GSI	7/16/2019	(249)
19,774	CHF	19,970	USD	GSI	7/16/2019	(424)
175,453	CHF	174,925	USD	GSI	7/16/2019	(1,494)
133,166	CHF	134,386	USD	GSI	7/16/2019	(2,755)
42,455	CHF	42,836	USD	JPM	7/16/2019	(870)

See Notes to Financial Statements

Schedule of Investments Multi-Asset Income Fund^ (Unaudited) (cont'd)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
21,938	CHF	22,065	USD	SSB	7/16/2019	$(380)
24,061	CHF	24,326	USD	SSB	7/16/2019	(542)
289,063	CHF	291,673	USD	SSB	7/16/2019	(5,943)
170,402	USD	172,612	CHF	CITI	7/16/2019	(220)
39,884,933	CLP	59,637	USD	GSI	7/17/2019	(770)
53,345	EUR	60,369	USD	SCB	7/16/2019	(155)
214,314	EUR	242,535	USD	SCB	7/16/2019	(621)
107,582	EUR	121,733	USD	CITI	7/16/2019	(296)
104,672	EUR	118,842	USD	CITI	7/16/2019	(690)
104,783	EUR	119,153	USD	CITI	7/16/2019	(875)
261,637	EUR	296,214	USD	JPM	7/16/2019	(883)
1,451,664	EUR	1,643,512	USD	JPM	7/16/2019	(4,897)
61,801	EUR	69,937	USD	RBC	7/16/2019	(177)
114,038	EUR	129,052	USD	RBC	7/16/2019	(327)
102,083	EUR	115,965	USD	SSB	7/16/2019	(736)
280,692	EUR	317,805	USD	SSB	7/16/2019	(965)
348,990	GBP	458,824	USD	GSI	7/16/2019	(1,955)
124,858	GBP	164,123	USD	JPM	7/16/2019	(669)
697,411	GBP	916,729	USD	JPM	7/16/2019	(3,735)
142,941	GBP	187,764	USD	RBC	7/16/2019	(638)
250,977	GBP	329,678	USD	RBC	7/16/2019	(1,120)
103,937	GBP	136,550	USD	SG	7/16/2019	(484)
92,719	GBP	121,894	USD	SSB	7/16/2019	(514)
102,219	GBP	134,972	USD	SSB	7/16/2019	(1,155)
212,139	GBP	279,434	USD	SSB	7/16/2019	(1,718)
137,373	USD	105,932	GBP	CITI	7/16/2019	(1,305)
12,608,769	JPY	114,057	USD	SSB	7/16/2019	(178)
84,700	USD	9,392,736	JPY	SCB	7/16/2019	(133)
33,216	USD	3,683,547	JPY	CITI	7/16/2019	(53)
168,487	USD	18,725,721	JPY	CITI	7/16/2019	(640)
181,558	USD	20,184,063	JPY	CITI	7/16/2019	(739)
218,478	USD	24,282,015	JPY	CITI	7/16/2019	(831)
90,330	USD	10,013,650	JPY	GSI	7/16/2019	(110)
123,958	USD	13,774,353	JPY	GSI	7/16/2019	(448)
209,582	USD	23,290,445	JPY	GSI	7/16/2019	(772)
149,283	USD	16,548,441	JPY	JPM	7/16/2019	(178)
262,191	USD	29,064,526	JPY	JPM	7/16/2019	(313)
267,963	USD	29,704,738	JPY	RBC	7/16/2019	(324)
132,978	USD	14,748,487	JPY	SG	7/16/2019	(227)
429,674	USD	47,632,682	JPY	SSB	7/16/2019	(533)
165,199	USD	3,203,042	MXN	CITI	7/16/2019	(1,753)
3,564,005	NOK	415,957	USD	CITI	7/16/2019	(1,674)
4,492,122	NOK	524,278	USD	CITI	7/16/2019	(2,110)
727,219	NOK	84,872	USD	GSI	7/16/2019	(339)

See Notes to Financial Statements

Schedule of Investments Multi-Asset Income Fund^ (Unaudited) (cont'd)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
490,583	NOK	57,588	USD	GSI	7/16/2019	$(562)
380,046	NOK	44,340	USD	JPM	7/16/2019	(163)
799,585	NOK	93,311	USD	RBC	7/16/2019	(366)
1,510,617	NOK	176,287	USD	RBC	7/16/2019	(691)
2,030,667	NOK	236,924	USD	SG	7/16/2019	(877)
5,436,124	NOK	634,319	USD	SSB	7/16/2019	(2,418)
131,129	NZD	88,777	USD	CITI	7/16/2019	(1,072)
169,518	NZD	114,623	USD	CITI	7/16/2019	(1,242)
260,435	NZD	176,010	USD	CITI	7/16/2019	(1,821)
945,674	NZD	638,229	USD	CITI	7/16/2019	(5,724)
1,425,280	NZD	962,620	USD	GSI	7/16/2019	(9,336)
135,549	NZD	91,530	USD	SSB	7/16/2019	(869)
113,460	NZD	76,943	USD	SSB	7/16/2019	(1,056)
215,358	NZD	145,918	USD	SSB	7/16/2019	(1,878)
221,846	PLN	58,211	USD	CITI	7/16/2019	(35)
1,313,544	SEK	142,498	USD	SCB	7/16/2019	(3,369)
1,946,597	SEK	211,173	USD	SCB	7/16/2019	(4,992)
540,752	SEK	58,384	USD	CITI	7/16/2019	(1,108)
151,378	SEK	16,424	USD	JPM	7/16/2019	(391)
2,307,040	SEK	250,490	USD	RBC	7/16/2019	(6,131)
3,440,601	SEK	373,568	USD	RBC	7/16/2019	(9,144)
1,115,241	SEK	121,625	USD	SSB	7/16/2019	(3,500)
4,171,896	SEK	452,670	USD	SSB	7/16/2019	(10,788)
17,448,826	SEK	1,893,278	USD	SSB	7/16/2019	(45,120)
72,310	USD	683,353	SEK	SSB	7/16/2019	(70)
Total unrealized depreciation						$(206,370)
Total net unrealized appreciation						$13,424

For the six months ended April 30, 2019, the Fund's investments in forward contracts had an average notional value of $54,236,671.
See Notes to Financial Statements

Schedule of Investments Multi-Asset Income Fund^ (Unaudited) (cont'd)

Total return swap contracts ("total return swaps")

At April 30, 2019, the Fund had outstanding total return swaps as follows:

Over-the-counter total return swaps — Long(a)

Counterparty	Reference Entity	Notional Amount	Maturity Date	Variable- rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
JPM	CSI 300 Net Return Index	CNY 253,801	8/19/2019	1.68%	(1.45)%	6M CNH HIBOR	T/6M(d)	$4,493	$(7)	$4,486
CITI	S&P 500 Financials Sector Total Return Index	USD122,839	4/29/2020	2.79%	0.20%	3M USD LIBOR	T/3M	1,345	(47)	1,298
Total								$5,838	$(54)	$5,784

Over-the-counter total return swaps — Short(b)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CITI	S&P 500 Consumer Discretionary Sector Total Return Index	USD	(137,600)	4/29/2020	2.72%	0.13%	3M USD LIBOR	3M/T	$754	$52	$806

(a)  The Fund pays a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and receives the total return on the reference entity.

(b)  The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and pays the total return on the reference entity.

(c)  Effective rate at April 30, 2019.

(d)  Payment in CNH.

For the six months ended April 30, 2019, the average notional value of total return swaps for the Fund was $436,025 for long positions and $(451,061) for short positions.

See Notes to Financial Statements

Schedule of Investments Multi-Asset Income Fund^ (Unaudited) (cont'd)

Purchased option contracts ("options purchased")

At April 30, 2019, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Index
S&P 500 Mini Index	58	$1,708,564	$315	5/1/2019	$—	(a)(b)
S&P 500 Mini Index	38	1,119,404	315	5/8/2019	—	(a)(b)
S&P 500 Mini Index	19	559,702	320	5/8/2019	—	(a)(b)
S&P 500 Mini Index	34	1,001,572	320	5/15/2019	—	(a)(b)
S&P 500 Mini Index	19	559,702	320	5/22/2019	62	(a)(b)
Total calls					$62
Puts
Index
S&P 500 Mini Index	8	$235,664	$259	5/1/2019	$—	(a)(b)
S&P 500 Mini Index	43	1,266,694	260	5/1/2019	—	(a)(b)
S&P 500 Mini Index	35	1,031,030	260	5/8/2019	123
S&P 500 Mini Index	16	471,328	263	5/8/2019	—	(a)(b)
S&P 500 Mini Index	17	500,786	260	5/15/2019	153
S&P 500 Mini Index	17	500,786	263	5/15/2019	204
S&P 500 Mini Index	17	500,786	263	5/22/2019	323
Total puts					$803
Total options purchased (cost $3,314)					$865

(a)  Security fair valued as of April 30, 2019 in accordance with procedures approved by the Board of Trustees.

(b)  Value determined using significant unobservable inputs.

Written option contracts ("options written")

At April 30, 2019, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Index
S&P 500 Mini Index	58	$(1,708,564)	$294	5/1/2019	$(7,279)
S&P 500 Mini Index	17	(500,786)	297	5/8/2019	(1,164)
S&P 500 Mini Index	40	(1,178,320)	295	5/8/2019	(6,420)
S&P 500 Mini Index	15	(441,870)	295	5/15/2019	(3,315)
S&P 500 Mini Index	19	(559,702)	298	5/15/2019	(1,653)
S&P 500 Mini Index	19	(559,702)	300	5/22/2019	(1,321)
Total calls					$(21,152)

See Notes to Financial Statements

Schedule of Investments Multi-Asset Income Fund^ (Unaudited) (cont'd)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
S&P 500 Mini Index	8	$(235,664)	$282	5/1/2019	$—	(a)(b)
S&P 500 Mini Index	33	(972,114)	283.5	5/1/2019	—	(a)(b)
S&P 500 Mini Index	10	(294,580)	285	5/1/2019	—	(a)(b)
S&P 500 Mini Index	33	(972,114)	283	5/8/2019	(462)
S&P 500 Mini Index	2	(58,916)	284.5	5/8/2019	(45)
S&P 500 Mini Index	16	(471,328)	288	5/8/2019	(576)
S&P 500 Mini Index	17	(500,786)	283	5/15/2019	(774)
S&P 500 Mini Index	17	(500,786)	287	5/15/2019	(1,207)
S&P 500 Mini Index	17	(500,786)	286	5/22/2019	(1,666)
Total puts					$(4,730)
Total options written (premium received $32,482)					$(25,882)

(a)  Security fair valued as of April 30, 2019 in accordance with procedures approved by the Board of Trustees.

(b)  Value determined using significant unobservable inputs.

For the six months ended April 30, 2019, the Fund had an average market value of $1,356 in options purchased and $(37,960) in options written.

At April 30, 12019, the Fund had securities pledged in the amount of $1,027,452 to cover collateral requirements for options written.

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's investments as of April 30, 2019:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(c)	Total
Investments:
Common Stocks
Auto Components	$12	$4	$—	$16
Automobiles	69	28	—	97
Banks	306	10	—	316
Chemicals	139	22	—	161
Diversified Telecommunication Services	244	8	—	252
Metals & Mining	220	2	—	222
Pharmaceuticals	434	18	—	452
Semiconductors & Semiconductor Equipment	168	25	—	193
Technology Hardware, Storage & Peripherals	136	41	—	177
Tobacco	61	16	—	77
Trading Companies & Distributors	28	82	—	110
Wireless Telecommunication Services	14	9	—	23
Other Common Stocks(a)	5,452	—	—	5,452
Total Common Stocks	7,283	265	—	7,548

See Notes to Financial Statements

Schedule of Investments Multi-Asset Income Fund^ (Unaudited) (cont'd)

Asset Valuation Inputs (cont'd)
(000's omitted)	Level 1	Level 2	Level 3(c)	Total
Preferred Stocks(a)	$303	$—	$—	$303
Convertible Bonds(a)	—	202	—	202
Corporate Bonds(a)	—	2,807	—	2,807
Mortgage-Backed Securities(a)	—	3,179	—	3,179
U.S. Treasury Obligations	—	3,319	—	3,319
U.S. Government Agency Securities	—	126	—	126
Asset-Backed Securities	—	751	—	751
Master Limited Partnerships(a)	862	—	—	862
Exchange-Traded Funds	351	—	—	351
Investment Companies	—	3,120	—	3,120
Options Purchased(b)	1	—	—	1
Short-Term Investments	—	1,693	—	1,693
Total Investments	$8,800	$15,462	$—	$24,262

(a)  The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)  The "Purchased option contracts" table under Derivative Instructions provides information on the industry or sector categorization for the portfolio.

(c)  The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2018	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 4/30/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2019
Investments in Securities (000's omitted)
Options Purchased(d)
Index	$—	$—	$—	$(1)	$1	$—	$—	$—	$—	$(1)
Total	$—	$—	$—	$(1)	$1	$—	$—	$—	$—	$(1)

(d)  As of the six months ended April 30, 2019, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

See Notes to Financial Statements

Schedule of Investments Multi-Asset Income Fund^ (Unaudited) (cont'd)

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's derivatives as of April 30, 2019:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Futures(a)
Assets	$74	$—	$—	$74
Liabilities	(80)	—	—	(80)
Forward Contracts(a)
Assets	—	220	—	220
Liabilities	—	(207)	—	(207)
Swaps
Assets	—	7	—	7
Options Written
Liabilities	(26)	—	—	(26)
Total	$(32)	$20	$—	$(12)

(a)  Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

(b)  The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2018	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 4/30/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2019
Other Financial Instruments: (000's omitted)
Options Written(c)
Index	$—	$—	$—	$6	$—	$(6)	$—	$—	$—	$6
Total	$—	$—	$—	$6	$—	$(6)	$—	$—	$—	$6

(c)  As of the six months ended April 30, 2019, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

^  A balance indicated with a "-", either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) April 30, 2019

	Number of Shares	Value (000's omitted)
Common Stocks 36.1%
Australia 0.9%
BHP Group PLC	2,480	$58
Rio Tinto PLC	1,372	80
		138
Austria 0.2%
Telekom Austria AG	3,237	24	*
Belgium 2.3%
Ageas	1,413	74
Colruyt SA	1,250	90
KBC Group NV	299	22
Solvay SA	565	68
UCB SA	1,155	92	(a)
		346
France 4.8%
Capgemini SE	614	74
Credit Agricole SA	7,444	102
Dassault Systemes SA	174	28
Klepierre SA	118	4
Orange SA	6,110	96
Peugeot SA	3,739	98
Renault SA	1,108	76
Sanofi	990	86
SCOR SE	127	5
Societe BIC SA	491	42
Sodexo SA	745	85
Vinci SA	225	23	(a)
		719
Germany 0.5%
Bayerische Motoren Werke AG, Preference Shares	220	16
Evonik Industries AG	1,330	40
HUGO BOSS AG	322	22	(a)
		78
Italy 1.3%
Eni SpA	5,803	99
Mediobanca Banca di Credito Finanziario SpA	2,264	24
Snam SpA	13,833	71
		194
Japan 10.2%
Astellas Pharma, Inc.	5,100	69
Bridgestone Corp.	400	16
Canon, Inc.	2,000	56
Chubu Electric Power Co., Inc.	4,000	58
Daicel Corp.	4,300	48
FUJIFILM Holdings Corp.	1,000	47
Fujitsu Ltd.	400	29
ITOCHU Corp.	3,300	60
	Number of Shares	Value (000's omitted)
Japan Post Holdings Co. Ltd.	1,200	$13
Japan Tobacco, Inc.	2,400	55
JFE Holdings, Inc.	900	15
JXTG Holdings, Inc.	1,900	9
KDDI Corp.	1,600	37
Kewpie Corp.	900	21
Konica Minolta, Inc.	3,100	31
Marubeni Corp.	8,300	59
Mitsubishi Corp.	2,100	58
Mitsui & Co. Ltd.	4,300	70
Mizuho Financial Group, Inc.	36,900	58
MS&AD Insurance Group Holdings, Inc.	500	16
Nippon Telegraph & Telephone Corp.	1,600	67
NOF Corp.	400	14
NTT DOCOMO, Inc.	2,900	63
Sankyo Co. Ltd.	1,500	59
Sekisui House Ltd.	2,000	32
Sojitz Corp.	1,900	7
Sumitomo Corp.	4,400	63
Sumitomo Mitsui Financial Group, Inc.	400	15
Sumitomo Mitsui Trust Holdings, Inc.	800	28
Taiheiyo Cement Corp.	900	29
Teijin Ltd.	3,500	60
TIS, Inc.	1,300	59
Tokio Marine Holdings, Inc.	1,200	61
Tokyo Gas Co. Ltd.	600	15
Toyota Motor Corp.	800	50
United Urban Investment Corp.	31	49
Yamada Denki Co. Ltd.	3,700	18
		1,514
Jordan 0.1%
Hikma Pharmaceuticals PLC	658	15
Netherlands 3.0%
ASR Nederland NV	1,115	50
Koninklijke Ahold Delhaize NV	3,850	93
Koninklijke DSM NV	896	102
Koninklijke Philips NV	549	23
Royal Dutch Shell PLC, Class A	2,401	77
Wolters Kluwer NV	1,350	94
		439
	Number of Shares	Value (000's omitted)
Portugal 0.5%
EDP—Energias de Portugal SA	5,677	$22
NOS SGPS SA	8,349	56
		78
South Africa 0.5%
Anglo American PLC	2,907	75
Spain 3.4%
ACS Actividades de Construccion y Servicios SA	491	23	(a)
Aena SME SA	202	37	(b)
Amadeus IT Group SA	276	22
Banco Bilbao Vizcaya Argentaria SA	10,601	64
Bankinter SA	4,857	39
Cia de Distribucion Integral Logista Holdings SA	3,906	93
Enagas SA	784	22
Endesa SA	3,623	90
Merlin Properties Socimi SA	3,264	45
Repsol SA	558	10
Telefonica SA	7,348	61
		506
Switzerland 0.5%
Ferguson PLC	962	68
United Kingdom 7.9%
Auto Trader Group PLC	4,115	30	(b)
Avast PLC	7,852	31	(b)
Aviva PLC	5,833	33
Berkeley Group Holdings PLC	1,477	72
BP PLC	9,342	68
British Land Co. PLC	6,492	50
Bunzl PLC	492	15
Derwent London	713	30 PLC
Direct Line Insurance Group PLC	15,453	66
GlaxoSmithKline PLC	3,172	65
HSBC Holdings PLC	6,930	60
Imperial Brands PLC	2,090	66
Land Securities Group PLC	2,213	27
Legal & General Group PLC	11,749	43
Lloyds Banking Group PLC	58,732	48

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

	Number of Shares	Value (000's omitted)
Marks & Spencer Group PLC	17,453	$65
National Express Group PLC	8,801	47
National Grid PLC	5,965	65
Pearson PLC	6,043	65
Persimmon PLC	1,237	36
RELX PLC	2,086	48
Smith & Nephew PLC	1,566	30
Tate & Lyle PLC	7,245	73
Tesco PLC	1,132	4
WM Morrison Supermarkets PLC	9,898	28
		1,165
Total Common Stocks (Cost $5,412)		5,359
	Number of Shares	Value (000's omitted)
Short-Term Investments 33.0%
Investment Companies 33.0%
State Street Institutional Treasury Money Market Fund Premier Class, 2.33%(c) (Cost $4,909)	4,908,910	$4,909	(d)
Total Investments 69.1% (Cost $10,321)		10,268
Other Assets Less Liabilities 30.9%		4,590	(e)
Net Assets 100.0%		$14,858

*  Non-income producing security.

(a)  All or a portion of this security was purchased on a delayed delivery basis.

(b)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at April 30, 2019 amounted to approximately $98,000, which represents 0.7% of net assets of the Fund.

(c)  Represents 7-day effective yield as of April 30, 2019.

(d)  All or a portion of this security is segregated in connection with obligations for delayed delivery security, options written, futures, forward foreign currency contracts and/or swaps with a total value of approximately $49,089,000.

(e)  Includes the impact of the Fund's open positions in derivatives at April 30, 2019.

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

POSITIONS BY INDUSTRY

Industry	Investments at Value (000's omitted)	Percentage of Net Assets
Banks	$460	3.1%
Trading Companies & Distributors	400	2.7%
Insurance	361	2.4%
Oil, Gas & Consumable Fuels	356	2.4%
Chemicals	332	2.2%
Pharmaceuticals	327	2.2%
Diversified Telecommunication Services	248	1.7%
Automobiles	240	1.6%
Metals & Mining	228	1.5%
Food & Staples Retailing	215	1.5%
Equity Real Estate Investment Trusts	205	1.4%
IT Services	184	1.2%
Electric Utilities	170	1.1%
Professional Services	142	1.0%
Household Durables	140	1.0%
Technology Hardware, Storage & Peripherals	134	0.9%
Media	121	0.9%
Tobacco	121	0.8%
Wireless Telecommunication Services	100	0.7%
Food Products	94	0.6%
Air Freight & Logistics	93	0.6%
Hotels, Restaurants & Leisure	85	0.6%
Multi-Utilities	65	0.4%
Multiline Retail	65	0.4%
Leisure Products	59	0.4%
Software	59	0.4%
Health Care Equipment & Supplies	53	0.4%
Road & Rail	47	0.3%
Construction & Engineering	46	0.3%
Commercial Services & Supplies	42	0.3%
Transportation Infrastructure	37	0.3%
Interactive Media & Services	30	0.2%
Construction Materials	29	0.2%
Textiles, Apparel & Luxury Goods	22	0.1%
Specialty Retail	18	0.1%
Auto Components	16	0.1%
Gas Utilities	15	0.1%
Short-Term Investments and Other Assets—Net	9,499	63.9%
	$14,858	100.0%

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Derivative Instruments

Futures contracts ("futures")

At April 30, 2019, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5/2019	6	WTI Crude Oil	$383,460	$(2,410)
5/2019	7	Brent Crude Oil	504,420	3,005
5/2019	4	New York Harbor ULSD	349,087	5,004
6/2019	14	Euro-BTP	2,048,536	44,051
6/2019	18	Euro-Bund	3,337,412	29,067
6/2019	11	Euro-OAT	1,998,692	24,153
6/2019	7	Low Sulphur Gasoil	446,425	(3,100)
6/2019	1	Nikkei 225 Index	111,875	950
6/2019	5	U.S. Treasury Long Bond	737,344	3,812
6/2019	2	SPI 200 Index	222,200	1,533
6/2019	3	Euro STOXX 50 Index	116,153	2,905
6/2019	1	FTSE100 Index	96,124	(411)
6/2019	1	NASDAQ 100 E-Mini Index	156,000	4,625
6/2019	1	S&P 500 E-Mini Index	147,425	6,313
6/2019	3	Swiss Market Index	285,765	8,883
6/2019	1	Gold 100 Oz.	128,570	(3,100)
6/2019	6	United Kingdom Long Gilt Bond	996,152	(3,417)
6/2019	1	Hang Seng Index	187,047	5,724
6/2019	6	Live Cattle	274,200	(11,977)
6/2019	3	Sugar 11	41,462	(1,680)
7/2019	5	Cotton No.2	191,950	(1,205)
7/2019	2	Cocoa	47,180	1,580
7/2019	5	Copper	363,000	(2,648)
7/2019	1	Silver	74,920	(355)
Total Long Positions			$13,245,399	$111,302

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2019	4	Australian Dollar	$(282,320)	$720
6/2019	3	Euro	(422,494)	2,731
6/2019	1	Japanese Yen	(112,619)	(163)
6/2019	1	New Zealand Dollar	(66,830)	(520)
6/2019	1	Pound Sterling	(81,681)	(781)
6/2019	2	Swiss Franc	(246,500)	3,488
6/2019	5	Canadian Dollar	(373,775)	510
6/2019	16	Canadian Bond, 10 Year	(1,650,280)	(5,352)
6/2019	3	U.S. Treasury Note, 10 Year	(371,016)	37
7/2019	18	Corn	(326,250)	7,038
7/2019	6	Soybean	(256,200)	15,625
7/2019	11	Soybean Meal	(330,110)	14,160
7/2019	9	Wheat	(192,938)	4,294
7/2019	11	Coffee 'C'	(384,244)	5,325
Total Short Positions			$(5,097,257)	$47,112
Total Futures				$158,414

At April 30, 2019, the Fund had $340,443 deposited in a segregated account to cover margin requirements on open futures.

For the six months ended April 30, 2019, the average notional value of futures for the Fund was $9,047,062 for long positions and $(7,027,475) for short positions.

Forward foreign currency contracts ("forward contracts")

At April 30, 2019, open forward contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
299,034	USD	1,161,150	BRL	MS	5/29/2019	$3,500
200,000	USD	778,600	BRL	MS	5/29/2019	1,832
1,000,000	USD	986,480	CHF	MS	5/29/2019	29,405
100,000	USD	99,497	CHF	MS	5/29/2019	2,105
1,000,000	USD	878,526	EUR	MS	5/29/2019	12,426
100,000	USD	88,193	EUR	MS	5/29/2019	859
300,000	USD	84,743,190	HUF	MS	5/29/2019	6,030
300,000	USD	85,688,730	HUF	MS	5/29/2019	2,750
196,440	USD	2,789,490,000	IDR	MS	5/29/2019	912
718,497	ILS	200,000	USD	MS	5/29/2019	45
100,000	USD	113,710,000	KRW	MS	5/28/2019	2,270
5,798,798	MXN	300,000	USD	MS	5/29/2019	4,598

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
5,777,885	MXN	300,000	USD	MS	5/29/2019	$3,500
5,719,247	MXN	300,000	USD	MS	5/29/2019	419
3,807,828	MXN	200,000	USD	MS	5/29/2019	17
19,792,500	RUB	300,000	USD	MS	5/29/2019	5,411
19,470,000	RUB	300,000	USD	MS	5/29/2019	434
100,000	USD	6,472,450	RUB	MS	5/28/2019	117
1,000,000	USD	9,189,324	SEK	MS	5/29/2019	30,354
100,000	USD	918,806	SEK	MS	5/29/2019	3,049
100,000	USD	946,729	SEK	MS	5/29/2019	102
200,000	USD	1,178,787	TRY	MS	5/29/2019	5,714
100,000	USD	586,075	TRY	MS	5/29/2019	3,404
300,818	USD	4,300,159	ZAR	MS	5/29/2019	1,136
7,211,394	ZAR	500,000	USD	MS	5/29/2019	2,569
4,313,541	ZAR	300,000	USD	MS	5/29/2019	616
Total unrealized appreciation						$123,574
1,939,750	BRL	500,000	USD	MS	5/29/2019	(6,297)
100,000	USD	395,900	BRL	MS	5/28/2019	(771)
100,000	USD	101,779	CHF	MS	5/29/2019	(140)
132,690,000	CLP	200,000	USD	MS	5/28/2019	(4,126)
100,000	USD	68,061,000	CLP	MS	5/28/2019	(470)
1,341,200	CNY	200,000	USD	MS	5/28/2019	(767)
100,000	USD	2,285,396	CZK	MS	5/28/2019	(67)
86,272,620	HUF	300,000	USD	MS	5/29/2019	(725)
14,258,700,000	IDR	1,000,000	USD	MS	5/29/2019	(544)
300,000	USD	4,289,160,000	IDR	MS	5/29/2019	(646)
200,000	USD	2,869,260,000	IDR	MS	5/29/2019	(1,119)
300,000	USD	4,310,790,000	IDR	MS	5/29/2019	(2,163)
716,400	ILS	200,000	USD	MS	5/28/2019	(552)
712,334	ILS	200,000	USD	MS	5/29/2019	(1,671)
1,066,744	ILS	300,000	USD	MS	5/29/2019	(2,996)
200,000	USD	719,196	ILS	MS	5/29/2019	(240)
100,000	USD	360,985	ILS	MS	5/29/2019	(506)
100,000	USD	361,352	ILS	MS	5/29/2019	(608)
800,000	USD	2,890,296	ILS	MS	5/29/2019	(4,720)
20,911,800	INR	300,000	USD	MS	5/29/2019	(681)
13,900,000	INR	200,000	USD	MS	5/29/2019	(1,044)
20,879,400	INR	300,000	USD	MS	5/29/2019	(1,145)
20,840,400	INR	300,000	USD	MS	5/29/2019	(1,703)
605	USD	67,748	JPY	MS	5/7/2019	(4)
100,000	USD	116,646,700	KRW	MS	5/28/2019	(254)
12,865,240	RUB	200,000	USD	MS	5/28/2019	(1,464)
32,283,450	RUB	500,000	USD	MS	5/29/2019	(1,846)
6,346,000	THB	200,000	USD	MS	5/28/2019	(1,111)

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
100,000	USD	3,199,240	THB	MS	5/28/2019	$(267)
1,157,155	TRY	200,000	USD	MS	5/29/2019	(9,280)
4,661,913	TRY	800,000	USD	MS	5/29/2019	(31,631)
100,000	USD	607,700	TRY	MS	5/28/2019	(218)
200,000	USD	1,216,185	TRY	MS	5/29/2019	(449)
300,000	USD	1,884,305	TRY	MS	5/29/2019	(10,568)
100,000	USD	3,092,270	TWD	MS	5/28/2019	(81)
200,000	USD	2,911,235	ZAR	MS	5/29/2019	(2,887)
4,303,175	ZAR	300,000	USD	MS	5/29/2019	(108)
Total unrealized depreciation						$(93,869)
Total net unrealized appreciation						$29,705

For the six months ended April 30, 2019, the Fund's investments in forward contracts had an average notional value of $14,228,193.

Total return swap contracts ("total return swaps")

At April 30, 2019, the Fund had outstanding total return swaps as follows:

Over-the-counter total return swaps — Long(a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Accenture PLC	USD	91,152	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	$14,533	$589	$15,122
MS	Accenture PLC	USD	3,288	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	420	21	441
MS	Advance Auto Parts, Inc.	USD	23,784	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(225)	(39)	(264)
MS	Advance Auto Parts, Inc.	USD	24,283	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	495	(39)	456
MS	Advance Auto Parts, Inc.	USD	25,114	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	1,360	(39)	1,321
MS	Advance Auto Parts, Inc.	USD	26,279	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	1,808	(40)	1,768
MS	AGNC Investment Corp.	USD	85,819	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(6,688)	700	(5,988)
MS	Air Products & Chemicals, Inc.	USD	5,556	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	1,289	169	1,458
MS	Allison Transmission Holdings, Inc.	USD	23,430	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(783)	(40)	(823)

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Amazon.com, Inc.	USD	26,971	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	$3,277	$(39)	$3,238
MS	Amazon.com, Inc.	USD	26,971	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	1,999	(39)	1,960
MS	Amazon.com, Inc.	USD	25,045	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	1,463	(36)	1,427
MS	Amazon.com, Inc.	USD	23,118	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	1,088	(34)	1,054
MS	American Electric Power Co., Inc.	USD	599	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	87	(1)	86
MS	American Electric Power Co., Inc.	USD	29,857	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	4,224	(47)	4,177
MS	Americold Realty Trust	USD	29,257	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	4,043	(46)	3,997
MS	Americold Realty Trust	USD	30,474	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	5,087	(46)	5,041
MS	Americold Realty Trust	USD	19,654	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	1,285	(30)	1,255
MS	Amphenol Corp.	USD	26,981	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	2,676	(44)	2,632
MS	Amphenol Corp.	USD	27,279	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	3,393	(43)	3,350
MS	Amphenol Corp.	USD	30,167	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	3,892	(48)	3,844
MS	Amphenol Corp.	USD	28,474	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	2,941	(46)	2,895
MS	Amphenol Corp.	USD	4,878	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	523	(8)	515
MS	Analog Devices, Inc.	USD	32,663	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	7,754	(45)	7,709
MS	Analog Devices, Inc.	USD	24,643	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	1,765	(37)	1,728
MS	Analog Devices, Inc.	USD	26,851	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	2,110	(38)	2,072
MS	Analog Devices, Inc.	USD	15,692	11/18/2019	2.93%	0.45%	1M USD LIBOR	T/1M	287	(6)	281
MS	Apollo Commercial Real Estate Finance, Inc.	USD	29,216	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	146	(53)	93

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Apollo Commercial Real Estate Finance, Inc.	USD	17,316	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	$(98)	$(32)	$(130)
MS	Apollo Commercial Real Estate Finance, Inc.	USD	24,737	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	176	(44)	132
MS	Apollo Commercial Real Estate Finance, Inc.	USD	4,554	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(2)	(8)	(10)
MS	Apple, Inc.	USD	128,629	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	8,181	(219)	7,962
MS	Ashland Global Holdings, Inc.	USD	26,655	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	1,729	(45)	1,684
MS	AT&T, Inc.	USD	24,706	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	913	368	1,281
MS	AT&T, Inc.	USD	24,273	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(342)	362	20
MS	Bank of America Corp.	USD	25,810	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	2,375	(43)	2,332
MS	Bank Of America Corp.	USD	25,565	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	2,670	(42)	2,628
MS	Bank Of America Corp.	USD	31,803	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	6,233	(47)	6,186
MS	Baxter International, Inc.	USD	25,255	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	1,262	(39)	1,223
MS	Baxter International, Inc.	USD	24,492	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	444	(39)	405
MS	Baxter International, Inc.	USD	17,625	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	142	(29)	113
MS	Baxter International, Inc.	USD	23,653	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(402)	(37)	(439)
MS	BB&T Corp.	USD	49,152	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(1,225)	(91)	(1,316)

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	BB&T Corp.	USD	5,222	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	$39	$(9)	$30
MS	BB&T Corp.	USD	20,122	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	783	(35)	748
MS	Black Knight, Inc.	USD	27,702	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	4,048	(39)	4,009
MS	Black Knight, Inc.	USD	26,292	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	2,490	(39)	2,451
MS	Black Knight, Inc.	USD	26,405	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	2,042	(40)	2,002
MS	Blackstone Mortgage Trust, Inc.	USD	26,728	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	2,759	(429)	2,330
MS	Blackstone Mortgage Trust, Inc.	USD	27,120	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	1,900	(46)	1,854
MS	Blackstone Mortgage Trust, Inc.	USD	29,931	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	2,013	(51)	1,962
MS	Blackstone Mortgage Trust, Inc.	USD	25,910	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	1,670	(44)	1,626
MS	Booz Allen Hamilton Holding Corp.	USD	28,874	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	3,708	(46)	3,662
MS	Booz Allen Hamilton Holding Corp.	USD	29,408	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	3,816	(47)	3,769
MS	Booz Allen Hamilton Holding Corp.	USD	30,712	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	4,902	(47)	4,855
MS	Booz Allen Hamilton Holding Corp.	USD	30,949	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	5,175	(47)	5,128
MS	Booz Allen Hamilton Holdings Corp.	USD	5,810	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	1,096	(8)	1,088
MS	Bright Horizons Family Solutions, Inc.	USD	24,861	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	596	(40)	556

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Bright Horizons Family Solutions, Inc.	USD	23,836	11/18/2019	2.93%	0.45%	1M USD LIBOR	T/1M	$(1)	$—	$(1)
MS	Bristol-Myers Squibb Co.	USD	97,503	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(12,278)	662	(11,616)
MS	Cable One, Inc.	USD	26,513	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	2,105	(38)	2,067
MS	Cable One, Inc.	USD	25,453	11/18/2019	2.93%	0.45%	1M USD LIBOR	T/1M	881	(18)	863
MS	Cable One, Inc.	USD	1,061	11/18/2019	2.93%	0.45%	1M USD LIBOR	T/1M	40	—	40
MS	Cabot Oil & Gas Corp.	USD	23,948	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(469)	(38)	(507)
MS	Cabot Oil & Gas Corp.	USD	21,437	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(14)	(33)	(47)
MS	Cabot Oil & Gas Corp.	USD	23,379	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(1,135)	(38)	(1,173)
MS	Cabot Oil & Gas Corp.	USD	22,887	11/18/2019	2.93%	0.45%	1M USD LIBOR	T/1M	(1,367)	(18)	(1,385)
MS	CDW Corp.	USD	129,782	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	30,361	(180)	30,181
MS	CDW Corp.	USD	4,858	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	1,077	(7)	1,070
MS	CenterPoint Energy, Inc.	USD	96,472	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	16,038	(146)	15,892
MS	Check Point Software Technologies Ltd.	USD	26,205	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	2,169	(39)	2,130
MS	Chevron Corp.	USD	96,768	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(1,077)	(178)	(1,255)
MS	Chimera Investment Corp.	USD	109,154	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	4,974	(189)	4,785
MS	Cinemark Holdings, Inc.	USD	27,459	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	1,576	(47)	1,529
MS	Cinemark Holdings, Inc.	USD	27,627	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	1,835	(47)	1,788
MS	Cinemark Holdings, Inc.	USD	27,080	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	1,103	(47)	1,056
See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Cinemark Holdings, Inc.	USD	25,314	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	$1,652	$(43)	$1,609
MS	Cisco Systems, Inc.	USD	145,134	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	33,653	(202)	33,451
MS	Citigroup, Inc.	USD	24,250	11/18/2019	2.93%	0.45%	1M USD LIBOR	T/1M	(2)	—	(2)
MS	Citrix Systems, Inc.	USD	25,442	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(556)	(47)	(603)
MS	Citrix Systems, Inc.	USD	22,009	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(52)	(36)	(88)
MS	Citrix Systems, Inc.	USD	22,615	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(1,148)	(39)	(1,187)
MS	Citrix Systems, Inc.	USD	24,634	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	184	(40)	144
MS	Columbia Sportswear Co.	USD	500	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	47	(1)	46
MS	Columbia Sportswear Co.	USD	27,792	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	3,434	(44)	3,390
MS	Columbia Sportswear Co.	USD	29,991	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	4,573	(46)	4,527
MS	Columbia Sportswear Co.	USD	23,993	11/18/2019	2.93%	0.45%	1M USD LIBOR	T/1M	(818)	(10)	(828)
MS	Columbia Sportswear Co.	USD	15,895	11/18/2019	2.93%	0.45%	1M USD LIBOR	T/1M	(1)	—	(1)
MS	Comcast Corp.	USD	31,603	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	5,869	(47)	5,822
MS	Comcast Corp. Class A	USD	30,166	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	5,456	(45)	5,411
MS	Comcast Corp. Class A	USD	25,465	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	4,501	(34)	4,467
MS	Comcast Corp. Class A	USD	24,377	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	4,168	(33)	4,135
MS	Comerica, Inc.	USD	20,040	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(3,870)	(43)	(3,913)
MS	Comerica, Inc.	USD	20,040	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(4,357)	(44)	(4,401)

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Comerica, Inc.	USD	19,883	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	$(4,232)	$(44)	$(4,276)
MS	Comerica, Inc.	USD	20,669	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(3,742)	(44)	(3,786)
MS	Comerica, Inc.	USD	6,130	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(1,432)	(14)	(1,446)
MS	Comerica, Inc.	USD	8,016	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(542)	(15)	(557)
MS	Comerica, Inc.	USD	4,480	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(141)	(8)	(149)
MS	Comerica, Inc.	USD	707	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(3)	(1)	(4)
MS	Conocophillips	USD	24,491	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(903)	(46)	(949)
MS	ConocoPhillips	USD	20,893	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(1,922)	(37)	(1,959)
MS	ConocoPhillips	USD	23,291	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(929)	(40)	(969)
MS	ConocoPhillips	USD	21,271	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(1,428)	(35)	(1,463)
MS	Cooper Cos., Inc.	USD	24,353	11/18/2019	2.93%	0.45%	1M USD LIBOR	T/1M	(1)	—	(1)
MS	CSX Corp.	USD	14,015	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	2,554	(19)	2,535
MS	CSX Corp.	USD	28,746	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	5,127	(39)	5,088
MS	CSX Corp.	USD	16,802	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	1,794	(25)	1,769
MS	CSX Corp.	USD	11,785	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	1,031	(18)	1,013
MS	CSX Corp.	USD	26,835	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	2,219	(38)	2,181
MS	Cummins, Inc.	USD	119,230	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	15,619	(188)	15,431
MS	Delta Air Lines, Inc.	USD	27,804	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	2,544	(46)	2,498
MS	Dollar General Corp.	USD	29,505	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	3,541	(47)	3,494
MS	Dollar General Corp.	USD	29,631	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	3,688	(47)	3,641
MS	Dollar General Corp.	USD	26,857	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	2,748	(44)	2,704

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Dollar General Corp.	USD	30,514	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	$4,725	$(47)	$4,678
MS	DTE Energy Co.	USD	25,645	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	2,216	(42)	2,174
MS	DTE Energy Co.	USD	27,153	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	1,243	(47)	1,196
MS	DTE Energy Co.	USD	23,885	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	1,108	(41)	1,067
MS	Eaton Corp. PLC	USD	123,899	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	8,787	(209)	8,578
MS	Ecolab, Inc.	USD	736	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	109	(1)	108
MS	Ecolab, Inc.	USD	30,373	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	4,753	(47)	4,706
MS	Ecolab, Inc.	USD	13,622	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	1,003	(21)	982
MS	Ecolab, Inc.	USD	26,139	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	1,858	(40)	1,818
MS	Emerson Electric Co	USD	129,557	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	390	(235)	155
MS	Encompass Health Corp.	USD	80,563	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	492	(145)	347
MS	EPR Properties	USD	21,923	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	1,358	71	1,429
MS	Equity Lifestyle Properties, Inc.	USD	22,873	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	3,766	(35)	3,731
MS	Equity Lifestyle Properties, Inc.	USD	30,342	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	5,011	(46)	4,965
MS	Equity LifeStyle Properties, Inc.	USD	25,907	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	398	(39)	359
MS	Equity LifeStyle Properties, Inc.	USD	19,606	11/18/2019	2.93%	0.45%	1M USD LIBOR	T/1M	736	(14)	722
MS	Evergy, Inc.	USD	24,516	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(800)	(46)	(846)
MS	Evergy, Inc.	USD	25,325	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(191)	(46)	(237)
MS	Exelon Corp.	USD	29,704	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	3,931	(47)	3,884
MS	Exelon Corp.	USD	30,825	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	5,060	(47)	5,013
MS	Exelon Corp.	USD	30,111	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	4,092	(47)	4,045

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Exelon Corp.	USD	29,551	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	$4,300	$(46)	$4,254
MS	Exxon Mobil Corp.	USD	23,683	11/18/2019	2.93%	0.45%	1M USD LIBOR	T/1M	(916)	(10)	(926)
MS	Exxon Mobil Corp.	USD	24,084	11/18/2019	2.93%	0.45%	1M USD LIBOR	T/1M	(2)	—	(2)
MS	Fidelity National Information Services, Inc.	USD	60,747	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	7,097	(97)	7,000
MS	Fidelity National Information Services, Inc.	USD	27,475	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	2,646	(45)	2,601
MS	Fidelity National Information Services, Inc.	USD	15,882	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	1,169	(264)	905
MS	Fidelity National Information Services, Inc.	USD	10,086	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	811	(17)	794
MS	Fidelity National Information Services, Inc.	USD	3,594	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	397	(6)	391
MS	First Hawaiian, Inc.	USD	26,185	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(584)	(49)	(633)
MS	First Hawaiian, Inc.	USD	28,784	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	2,356	(48)	2,308
MS	FirstEnergy Corp.	USD	841	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	76	(1)	75
MS	Firstenergy Corp.	USD	7,439	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	859	(12)	847
MS	FMC Corp.	USD	21,348	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	617	(36)	581
MS	FMC Corp.	USD	24,350	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	180	(40)	140
MS	FMC Corp.	USD	25,853	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	1,299	(38)	1,261
MS	FMC Corp.	USD	24,113	11/18/2019	2.93%	0.45%	1M USD LIBOR	T/1M	(331)	(10)	(341)

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Gaming and Leisure Properties, Inc.	USD	29,477	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	$3,908	$(47)	$3,861
MS	Gaming and Leisure Properties, Inc.	USD	25,682	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	2,216	(38)	2,178
MS	Garmin Ltd.	USD	124,237	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	36,650	(159)	36,491
MS	Genuine Parts Co.	USD	22,969	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(1,489)	(38)	(1,527)
MS	Hartford Financial Services Group, Inc.	USD	25,841	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	1,291	(38)	1,253
MS	Hartford Financial Services Group, Inc.	USD	24,847	11/18/2019	2.93%	0.45%	1M USD LIBOR	T/1M	420	(18)	402
MS	Hartford Financial Services Group, Inc.	USD	15,693	11/18/2019	2.93%	0.45%	1M USD LIBOR	T/1M	358	(6)	352
MS	Hershey Co.	USD	26,968	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	2,504	(38)	2,466
MS	Hershey Co.	USD	25,844	11/18/2019	2.93%	0.45%	1M USD LIBOR	T/1M	1,653	(10)	1,643
MS	Hill-Rom Holdings, Inc.	USD	99,594	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	10,305	(162)	10,143
MS	Hill-Rom Holdings, Inc.	USD	7,505	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	623	(13)	610
MS	Hill-Rom Holdings, Inc.	USD	9,838	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	1,127	(16)	1,111
MS	Hill-Rom Holdings, Inc.	USD	3,651	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	569	(6)	563
MS	Hill-Rom Holdings, Inc.	USD	3,955	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	571	(6)	565
MS	Home Depot, Inc.	USD	12,833	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	1,556	(21)	1,535
MS	Home Depot, Inc.	USD	30,962	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	5,266	(47)	5,219
MS	Home Depot, Inc.	USD	27,296	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	4,083	(42)	4,041

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Home Depot, Inc.	USD	24,444	11/18/2019	2.93%	0.45%	1M USD LIBOR	T/1M	$(283)	$(10)	$(293)
MS	Honeywell International, Inc.	USD	28,128	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	4,726	(42)	4,684
MS	Honeywell International, Inc.	USD	95,844	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	16,856	(129)	16,727
MS	Hospitality Properties Trust	USD	59,982	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(6,382)	1,125	(5,257)
MS	Hospitality Properties Trust	USD	13,598	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	54	258	312
MS	Humana, Inc.	USD	26,563	11/18/2019	2.93%	0.45%	1M USD LIBOR	T/1M	2,112	(18)	2,094
MS	Humana, Inc.	USD	25,541	11/18/2019	2.93%	0.45%	1M USD LIBOR	T/1M	695	(10)	685
MS	Humana, Inc.	USD	14,303	11/18/2019	2.93%	0.45%	1M USD LIBOR	T/1M	—	—	—
MS	International Business Machines Corp.	USD	38,715	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(264)	(71)	(335)
MS	International Paper Co.	USD	25,933	11/18/2019	2.93%	0.45%	1M USD LIBOR	T/1M	1,171	(10)	1,161
MS	Interpublic Group of Cos, Inc.	USD	25,599	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(386)	(47)	(433)
MS	Interpublic Group of Cos, Inc.	USD	25,691	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(130)	(47)	(177)
MS	Intuit, Inc.	USD	753	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	104	(1)	103
MS	Intuit, Inc.	USD	6,779	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	952	(11)	941
MS	Intuit, Inc.	USD	11,800	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	2,200	(17)	2,183
MS	Investors Bancorp, Inc.	USD	24,898	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(183)	(39)	(222)
MS	Johnson & Johnson	USD	25,981	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	853	(46)	807
MS	Johnson & Johnson	USD	24,145	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(235)	(44)	(279)

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Johnson & Johnson	USD	25,134	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	$(621)	$(47)	$(668)
MS	Johnson & Johnson	USD	22,874	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(852)	(43)	(895)
MS	Johnson Controls International PLC	USD	30,188	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	4,591	(47)	4,544
MS	Johnson Controls International PLC	USD	26,063	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	4,020	(36)	3,984
MS	Johnson Controls International PLC	USD	27,188	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	3,388	(39)	3,349
MS	Johnson Controls International PLC	USD	21,675	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	1,667	(33)	1,634
MS	JPMorgan Chase & Co.	USD	117,443	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	10,235	(195)	10,040
MS	Kimberly-Clark Corp.	USD	87,684	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	16,080	(130)	15,950
MS	Kimberly-Clark Corp.	USD	25,676	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	2,987	(41)	2,946
MS	Kinder Morgan, Inc.	USD	24,480	11/18/2019	2.93%	0.45%	1M USD LIBOR	T/1M	66	290	356
MS	Leidos Holdings, Inc.	USD	2,425	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	452	(4)	448
MS	Leidos Holdings, Inc.	USD	29,098	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	4,579	(44)	4,535
MS	Leidos Holdings, Inc.	USD	30,421	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	4,187	(48)	4,139
MS	Lowe's Cos., Inc.	USD	24,551	11/18/2019	2.93%	0.45%	1M USD LIBOR	T/1M	(1)	—	(1)
MS	LyondellBasell Industries NV	USD	66,525	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(17,513)	(153)	(17,666)
MS	LyondellBasell Industries NV Class A	USD	4,412	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(215)	(8)	(223)

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Marathon Petroleum Corp.	USD	9,800	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	$(1,807)	$(21)	$(1,828)
MS	Marathon Petroleum Corp.	USD	23,800	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(186)	(44)	(230)
MS	McDonald's Corp.	USD	137,311	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	25,676	(203)	25,473
MS	Medical Properties Trust, Inc.	USD	60,324	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	13,867	(84)	13,783
MS	Medical Properties Trust, Inc.	USD	21,092	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	3,048	(33)	3,015
MS	Medical Properties Trust, Inc.	USD	33,733	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	5,300	(52)	5,248
MS	Medical Properties Trust, Inc.	USD	3,195	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	357	(5)	352
MS	Merck & Co., Inc.	USD	72,649	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	18,740	(98)	18,642
MS	MFA Financial, Inc.	USD	48,913	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(1,736)	(92)	(1,828)
MS	Microsoft Corp.	USD	31,475	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	7,595	(43)	7,552
MS	Microsoft Corp.	USD	31,475	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	5,527	(47)	5,480
MS	Microsoft Corp.	USD	30,430	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	5,059	(46)	5,013
MS	Microsoft Corp.	USD	26,773	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	4,312	(41)	4,271
MS	Microsoft Corp.	USD	8,228	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	1,554	(12)	1,542
MS	Mondelez International, Inc.	USD	30,917	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	5,815	(46)	5,769
MS	Mondelez International, Inc.	USD	31,832	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	5,999	(47)	5,952

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Mondelez International, Inc. Class A	USD	27,357	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	$4,559	$(41)	$4,518
MS	Mondelez International, Inc. Class A	USD	20,187	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	2,935	(31)	2,904
MS	Mondelez International, Inc. Class A	USD	7,119	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	1,001	(11)	990
MS	Motorola Solutions, Inc.	USD	132,013	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	32,089	(181)	31,908
MS	MSC Industrial Direct Co. Class A	USD	28,525	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	1,154	(50)	1,104
MS	MSC Industrial Direct Co., Inc.	USD	26,015	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	331	(47)	284
MS	MSC Industrial Direct Co., Inc.	USD	27,103	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	1,307	(47)	1,260
MS	Msc Industrial Direct Co., Inc. Class A	USD	22,586	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	198	(41)	157
MS	Nexstar Media Group, Inc.	USD	36,988	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	11,074	(47)	11,027
MS	Nexstar Media Group, Inc.	USD	37,807	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	12,049	(47)	12,002
MS	Nexstar Media Group, Inc.	USD	38,627	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	13,006	(47)	12,959
MS	Nexstar Media Group, Inc. Class A	USD	37,924	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	12,702	(46)	12,656
MS	NextEra Energy, Inc.	USD	2,917	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	527	(4)	523
MS	NextEra Energy, Inc.	USD	28,583	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	4,621	(44)	4,577
MS	NextEra Energy, Inc.	USD	28,194	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	4,011	(44)	3,967
MS	NextEra Energy, Inc.	USD	6,028	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	837	(9)	828
MS	NextEra Energy, Inc.	USD	18,472	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	2,301	(29)	2,272
MS	Nucor Corp.	USD	77,387	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(7,670)	388	(7,282)

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Nucor Corp.	USD	16,322	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	$(1,535)	$82	$(1,453)
MS	Occidental Petroleum Corp.	USD	20,431	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(4,944)	(46)	(4,990)
MS	Occidental Petroleum Corp.	USD	21,373	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(4,271)	(47)	(4,318)
MS	Occidental Petroleum Corp.	USD	21,197	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(3,412)	(45)	(3,457)
MS	Occidental Petroleum Corp.	USD	3,945	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(766)	(8)	(774)
MS	Occidental Petroleum Corp.	USD	23,729	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(2,348)	(47)	(2,395)
MS	Omnicom Group, Inc.	USD	29,611	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	3,649	(47)	3,602
MS	Omnicom Group, Inc.	USD	28,731	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	2,988	(47)	2,941
MS	Omnicom Group, Inc.	USD	24,969	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	959	(44)	915
MS	Omnicom Group, Inc.	USD	24,249	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	1,707	(41)	1,666
MS	ONEOK, Inc.	USD	38,245	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	914	419	1,333
MS	ONEOK, Inc.	USD	26,493	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	181	289	470
MS	ONEOK, Inc.	USD	26,561	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	791	291	1,082
MS	ONEOK, Inc.	USD	11,412	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	523	126	649
MS	PepsiCo, Inc.	USD	23,561	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	2,400	(38)	2,362
MS	PepsiCo., Inc.	USD	96,038	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	20,208	(138)	20,070
MS	Pfizer, Inc.	USD	118,987	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	14,367	(190)	14,177
MS	Philip Morris International, Inc.	USD	25,968	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	3,223	(37)	3,186

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Philip Morris International, Inc.	USD	23,458	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	$(609)	$(39)	$(648)
MS	Philip Morris International, Inc.	USD	14,975	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(352)	(24)	(376)
MS	Philip Morris International, Inc.	USD	24,583	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	203	(38)	165
MS	Phillips 66	USD	110,013	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(26,312)	(248)	(26,560)
MS	PNC Financial Services Group, Inc.	USD	123,785	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(3,911)	627	(3,284)
MS	Popular, Inc.	USD	3,059	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	349	(5)	344
MS	Popular, Inc.	USD	23,777	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	1,200	(37)	1,163
MS	Portland General Electric Co.	USD	5,074	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	1,019	(7)	1,012
MS	Procter & Gamble Co.	USD	30,240	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	4,795	166	4,961
MS	Procter & Gamble Co.	USD	29,176	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	4,100	159	4,259
MS	Procter & Gamble Co.	USD	29,495	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	3,602	160	3,762
MS	Procter & Gamble Co.	USD	28,217	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	3,809	153	3,962
MS	Raytheon Co.	USD	23,797	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(446)	89	(357)
MS	Raytheon Co.	USD	17,049	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(140)	(27)	(167)
MS	Service Corp International	USD	20,555	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(33)	(34)	(67)
MS	Service Corp. International	USD	55,216	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	6,308	(89)	6,219
MS	Service Corp. International	USD	14,688	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	2,049	(23)	2,026
MS	Sinclair Broadcast Group, Inc.	USD	29,077	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	4,771	(38)	4,733

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Starbucks Corp.	USD	30,140	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	$4,948	$(46)	$4,902
MS	Starwood Property Trust, Inc.	USD	26,899	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	1,171	(47)	1,124
MS	Starwood Property Trust, Inc.	USD	17,380	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	742	(30)	712
MS	Starwood Property Trust, Inc.	USD	26,231	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	880	(46)	834
MS	Starwood Property Trust, Inc.	USD	26,922	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	938	(47)	891
MS	Steel Dynamics, Inc.	USD	9,536	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(5,113)	(27)	(5,140)
MS	Steel Dynamics, Inc.	USD	20,940	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(5,814)	(49)	(5,863)
MS	Steel Dynamics, Inc.	USD	25,027	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	327	(45)	282
MS	Steel Dynamics, Inc.	USD	18,248	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(119)	(33)	(152)
MS	Texas Instruments, Inc.	USD	134,444	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	7,854	(230)	7,624
MS	Thermo Fisher Scientific, Inc.	USD	26,913	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	2,824	(40)	2,784
MS	Thermo Fisher Scientific, Inc.	USD	26,358	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	2,140	(40)	2,100
MS	Thermo Fisher Scientific, Inc.	USD	23,583	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	510	(36)	474
MS	Thermo Fisher Scientific, Inc.	USD	20,809	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(27)	(32)	(59)
MS	TJX Companies, Inc.	USD	17,726	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	2,953	(27)	2,926
MS	Tractor Supply Co.	USD	24,840	11/18/2019	2.93%	0.45%	1M USD LIBOR	T/1M	78	(10)	68

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Travelers Cos., Inc.	USD	129,519	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	$13,996	$(210)	$13,786
MS	UnitedHealth Group, Inc.	USD	120,730	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	(4,717)	(228)	(4,945)
MS	US BanCorp	USD	28,153	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	3,196	(45)	3,151
MS	Verisk Analytics, Inc.	USD	27,381	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	3,382	(39)	3,343
MS	Verizon Communications, Inc.	USD	117,640	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	18,479	1,059	19538
MS	VICI Properties, Inc.	USD	25,468	11/18/2019	2.93%	0.45%	1M USD LIBOR	T/1M	741	(10)	731
MS	VICI Properties, Inc.	USD	24,236	11/18/2019	2.93%	0.45%	1M USD LIBOR	T/1M	(7)	—	(7)
MS	Visa, Inc.	USD	4,440	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	652	(7)	645
MS	Walmart, Inc.	USD	129,578	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	25,746	(188)	25,558
MS	Walt Disney Co.	USD	30,270	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	4,432	(47)	4,385
MS	Walt Disney Co.	USD	30,407	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	4,456	(47)	4,409
MS	Walt Disney Co.	USD	29,449	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	5,374	(44)	5,330
MS	Walt Disney Co.	USD	31,777	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	6,383	(46)	6,337
MS	Waste Connections, Inc.	USD	2,598	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	329	(4)	325
MS	Waste Management, Inc.	USD	111,526	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	25,646	(156)	25,490
MS	Xerox Corp.	USD	39,498	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	14,544	(45)	14,499
MS	Zoetis, Inc.	USD	31,367	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	4,729	2	4,731
MS	Zoetis, Inc.	USD	29,534	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	3,490	—	3,490
MS	Zoetis, Inc.	USD	25,256	11/18/2019	2.92%	0.45%	1M USD LIBOR	T/1M	3,552	5	3,557
Total									$819,906	$(5,588)	$814,318
See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Over-the-counter total return swaps — Short(c)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	2U, Inc.	USD	(12,040)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	$5,541	$19	$5,560
MS	2U, Inc.	USD	(11,616)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	6,413	20	6,433
MS	ABIOMED, Inc.	USD	(13,593)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	4,539	20	4,559
MS	ABIOMED, Inc.	USD	(14,425)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	1,424	17	1,441
MS	Adient PLC	USD	(14,761)	11/18/2019	2.03%	(0.45)%	1M USD LIBOR	1M/T	1,044	4	1,048
MS	Advanced Micro Devices, Inc.	USD	(34,123)	11/18/2019	1.32%	(1.15)%	1M USD LIBOR	1M/T	(17,631)	12	(17,619)
MS	Adyen NV	EUR	(14,512)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(1,030)	(6)	(1,036)
MS	Aeon Mall Co. Ltd.	JPY	(1,022,400)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	453	(3)	450
MS	Aerie Pharmaceuticals, Inc.	USD	(9,309)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	7,294	18	7,312
MS	Aerie Pharmaceuticals, Inc.	USD	(10,987)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	7,457	20	7,477
MS	Aerie Pharmaceuticals, Inc.	USD	(11,750)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	5,049	18	5,067
MS	Air France-KLM	EUR	(2,678)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(240)	(1)	(241)
MS	Air France-KLM	EUR	(14,575)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(1,178)	(7)	(1,185)
MS	Air France-KLM	EUR	(13,761)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(285)	(7)	(292)
MS	Alcoa Corp.	USD	(12,380)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	4,934	19	4,953
MS	Alcoa Corp.	USD	(27,294)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	1,589	32	1,621
MS	Align Technology, Inc.	USD	(11,688)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	1,064	14	1,078
MS	Align Technology, Inc.	USD	(16,559)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	1,630	20	1,650
MS	Align Technology, Inc.	USD	(13,961)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	1,891	17	1,908

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Align Technology, Inc.	USD	(5,844)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	$293	$7	$300
MS	Align Technology, Inc.	USD	(2,273)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	72	3	75
MS	Align Technology, Inc.	USD	(22,728)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(7,376)	17	(7,359)
MS	Align Technology, Inc.	USD	(14,935)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(5,271)	11	(5,260)
MS	Alleghany Corp.	USD	(4,598)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(376)	5	(371)
MS	Altran Technologies SA	EUR	(15,702)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(6,889)	(5)	(6,894)
MS	Altran Technologies SA	EUR	(18,881)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(6,216)	(7)	(6,223)
MS	Altran Technologies SA	EUR	(13,160)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(4,574)	(5)	(4,579)
MS	Altran Technologies SA	EUR	(11,965)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(3,569)	(5)	(3,574)
MS	AMERCO	USD	(5,224)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(280)	5	(275)
MS	American Airlines Group, Inc.	USD	(17,808)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(2,072)	16	(2,056)
MS	American Airlines Group, Inc.	USD	(16,304)	11/18/2019	2.03%	(0.45)%	1M USD LIBOR	1M/T	(75)	8	(67)
MS	American Airlines Group, Inc.	USD	(16,304)	11/18/2019	2.03%	(0.45)%	1M USD LIBOR	1M/T	(103)	5	(98)
MS	American International Group, Inc.	USD	(29,731)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	2,877	36	2,913
MS	American International Group, Inc.	USD	(15,746)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(1,498)	15	(1,483)
MS	Anheuser-Busch InBev SA	EUR	(17,358)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	(3,400)	(9)	(3,409)
MS	Anheuser-Busch InBev SA	EUR	(17,041)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	(3,942)	(8)	(3,950)
MS	Anheuser-Busch InBev SA	EUR	(17,913)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	(4,643)	(8)	(4,651)

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Antero Resources Corp.	USD	(13,434)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	$2,582	$17	$2,599
MS	Aqua America, Inc.	USD	(9,609)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(959)	10	(949)
MS	Arcelormittal	EUR	(12,911)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	431	(6)	425
MS	Arconic, Inc.	USD	(20,062)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(3,322)	18	(3,304)
MS	Arconic, Inc.	USD	(21,544)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(3,758)	20	(3,738)
MS	Arconic, Inc.	USD	(20,535)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(2,148)	20	(2,128)
MS	Arconic, Inc.	USD	(7,475)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(187)	8	(179)
MS	Arconic, Inc.	USD	(3,931)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(146)	4	(142)
MS	ASOS PLC	GBP	(20,193)	11/18/2019	(0.27)%	(1.00)%	1M GBP LIBOR	1M/T	18,112	9	18,121
MS	ASOS PLC	GBP	(2,902)	11/18/2019	(0.27)%	(1.00)%	1M GBP LIBOR	1M/T	1,793	1	1,794
MS	ASOS PLC	GBP	(902)	11/18/2019	(0.27)%	(1.00)%	1M GBP LIBOR	1M/T	521	—	521
MS	ASOS PLC	GBP	(2,745)	11/18/2019	(0.27)%	(1.00)%	1M GBP LIBOR	1M/T	716	1	717
MS	ASOS PLC	GBP	(9,803)	11/18/2019	(0.27)%	(1.00)%	1M GBP LIBOR	1M/T	(2,951)	2	(2,949)
MS	Associated British Foods PLC	GBP	(8,777)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(50)	2	(48)
MS	Associated British Foods PLC	GBP	(7,856)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(393)	2	(391)
MS	Associated British Foods PLC	GBP	(8,880)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(508)	2	(506)
MS	Atlassian Corp. PLC	USD	(53,092)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(22,869)	33	(22,836)
MS	Autodesk, Inc.	USD	(31,187)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(8,504)	25	(8,479)
MS	Avis Budget Group, Inc.	USD	(17,100)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(301)	18	(283)
MS	Avis Budget Group, Inc.	USD	(19,268)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(1,646)	19	(1,627)
MS	Avis Budget Group, Inc.	USD	(14,540)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(408)	16	(392)

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Banca Generali SpA	EUR	(629)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	$(122)	$—	$(122)
MS	Banca Generali SpA	EUR	(9,510)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	(1,809)	(5)	(1,814)
MS	Banco BPM SpA	EUR	(26,888)	11/18/2019	(1.37)%	(1.00)%	1M EURIBOR	1M/T	1,399	(19)	1,380
MS	Banco BPM SpA	EUR	(1,249)	11/18/2019	(1.37)%	(1.00)%	1M EURIBOR	1M/T	(168)	(1)	(169)
MS	Banco BPM SpA	EUR	(17,609)	11/18/2019	(1.37)%	(1.00)%	1M EURIBOR	1M/T	(4,498)	(9)	(4,507)
MS	Banco BPM SpA	EUR	(7,456)	11/18/2019	(1.37)%	(1.00)%	1M EURIBOR	1M/T	(1,233)	(5)	(1,238)
MS	Banco de Sabadell SA	EUR	(84)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	(4)	—	(4)
MS	Banco de Sabadell SA	EUR	(14,571)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	(2,529)	(6)	(2,535)
MS	Bank OZK	USD	(51,816)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	23,096	83	23,179
MS	Bayer AG	EUR	(10,563)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	1,450	(565)	885
MS	Beiersdorf AG	EUR	(13,739)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(854)	(3)	(857)
MS	Berkshire Hathaway, Inc.	USD	(18,420)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(925)	19	(906)
MS	Berkshire Hathaway, Inc.	USD	(18,854)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(28)	21	(7)
MS	Berkshire Hathaway, Inc. Class B	USD	(17,554)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(879)	18	(861)
MS	BlackRock, Inc.	USD	(18,439)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(2,378)	17	(2,361)
MS	Brighthouse Financial, Inc.	USD	(16,465)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	269	18	287
MS	Brighthouse Financial, Inc.	USD	(17,343)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	138	19	157
MS	Brighthouse Financial, Inc.	USD	(18,513)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(229)	20	(209)
MS	Brighthouse Financial, Inc.	USD	(16,800)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	657	19	676
MS	Brighthouse Financial, Inc.	USD	(3,469)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	31	4	35

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	British American Tobacco PLC	GBP	(1,824)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	$716	$(54)	$662
MS	British American Tobacco PLC	GBP	(1,944)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	515	(42)	473
MS	British American Tobacco PLC	GBP	(1,764)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	435	(38)	397
MS	Burford Capital Ltd.	GBP	(8,731)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(625)	2	(623)
MS	Caesars Entertainment Corp.	USD	(14,742)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	4,620	21	4,641
MS	Caesars Entertainment Corp.	USD	(14,574)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	3,291	20	3,311
MS	Caesars Entertainment Corp.	USD	(17,550)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	644	20	664
MS	Caesars Entertainment Corp.	USD	(17,812)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(526)	19	(507)
MS	Caesars Entertainment Corp.	USD	(4,605)	11/18/2019	1.73%	(0.74)%	1M USD LIBOR	1M/T	(166)	5	(161)
MS	Caesars Entertainment Corp.	USD	(9,388)	11/18/2019	1.57%	(0.90)%	1M USD LIBOR	1M/T	(518)	6	(512)
MS	Capita PLC	GBP	(7,564)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	1,418	2	1,420
MS	Capita PLC	GBP	(7,745)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(734)	2	(732)
MS	Capita PLC	GBP	(7,142)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(300)	2	(298)
MS	Capital & Counties Properties PLC	GBP	(12,768)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	4,266	(64)	4,202
MS	Capital & Counties Properties PLC	GBP	(8,263)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	1,200	(42)	1,158
MS	Capital & Counties Properties PLC	GBP	(7,788)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	779	(40)	739

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Capital & Counties Properties PLC	GBP	(2,954)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	$256	$(15)	$241
MS	Capital & Counties Properties PLC	GBP	(1,721)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	295	(9)	286
MS	Capri Holdings Ltd.	USD	(4,276)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	2,341	94	2,435
MS	Capri Holdings Ltd.	USD	(6,436)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	2,839	33	2,872
MS	Capri Holdings Ltd.	USD	(12,342)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	40	8	48
MS	Catalent, Inc.	USD	(2,644)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(426)	2	(424)
MS	Catalent, Inc.	USD	(22,365)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(5,787)	18	(5,769)
MS	CBRE Group, Inc.	USD	(18,172)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(1,915)	18	(1,897)
MS	Centennial Resource Development, Inc.	USD	(17,111)	11/18/2019	2.03%	(0.45)%	1M USD LIBOR	1M/T	(791)	8	(783)
MS	Centennial Resource Development, Inc.	USD	(16,006)	11/18/2019	2.03%	(0.45)%	1M USD LIBOR	1M/T	(10)	—	(10)
MS	Ceridian HCM Holding, Inc.	USD	(23,599)	11/18/2019	1.69%	(0.78)%	1M USD LIBOR	1M/T	(6,383)	16	(6,367)
MS	Ceridian HCM Holding, Inc.	USD	(24,183)	11/18/2019	1.08%	(1.39)%	1M USD LIBOR	1M/T	(8,352)	15	(8,337)
MS	Charles Schwab Corp.	USD	(73,568)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	15,031	98	15,129
MS	Charter Communications, Inc.	USD	(38,233)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(10,798)	30	(10,768)
MS	Charter Communications, Inc.	USD	(7,053)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(2,000)	6	(1,994)
MS	Chesapeake Energy Corp.	USD	(14,262)	11/18/2019	1.77%	(0.70)%	1M USD LIBOR	1M/T	1,193	13	1,206
MS	Chesapeake Energy Corp.	USD	(14,233)	11/18/2019	1.81%	(0.66)%	1M USD LIBOR	1M/T	1,338	14	1,352
MS	Chesapeake Energy Corp.	USD	(14,780)	11/18/2019	1.54%	(0.93)%	1M USD LIBOR	1M/T	1,440	12	1,452

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Chesapeake Energy Corp.	USD	(10,790)	11/18/2019	1.58%	(0.90)%	1M USD LIBOR	1M/T	$(24)	$—	$(24)
MS	Chiba Bank Ltd.	JPY	(58,100)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	127	(7)	120
MS	Chiba Bank Ltd.	JPY	(929,600)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	2,867	(119)	2,748
MS	Cloudera, Inc.	USD	(22,271)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	9,452	35	9,487
MS	Cloudera, Inc.	USD	(11,787)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	7,106	21	7,127
MS	Cloudera, Inc.	USD	(14,091)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	220	15	235
MS	Commerzbank AG	EUR	(13,636)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	583	(8)	575
MS	Commerzbank AG	EUR	(13,628)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	1,191	(8)	1,183
MS	Commerzbank AG	EUR	(12,274)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	786	(7)	779
MS	Conagra Brands, Inc.	USD	(16,190)	11/18/2019	2.03%	(0.45)%	1M USD LIBOR	1M/T	(3)	—	(3)
MS	Concordia Financial Group Ltd.	JPY	(1,036,800)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	3,894	(209)	3,685
MS	Continental AG	EUR	(13,557)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(240)	(496)	(736)
MS	Coty, Inc.	USD	(60,397)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	14,644	83	14,727
MS	Coty, Inc.	USD	(4,058)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	354	5	359
MS	Coty, Inc. Class A	USD	(22,289)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(5,493)	18	(5,475)
MS	Coupa Software, Inc.	USD	(17,359)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(1,337)	17	(1,320)
MS	Coupa Software, Inc.	USD	(17,669)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(2,041)	16	(2,025)
MS	Coupa Software, Inc.	USD	(17,463)	11/18/2019	2.03%	(0.45)%	1M USD LIBOR	1M/T	(1,453)	5	(1,448)
MS	CyberAgent, Inc.	JPY	(443,000)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	1,254	(2)	1,252
MS	CyberAgent, Inc.	JPY	(886,000)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	3,011	(3)	3,008

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	CyberAGent, Inc.	JPY	(886,000)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	$1,396	$(3)	$1,393
MS	CYBG PLC	GBP	(148)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	80	—	80
MS	CYBG PLC	GBP	(4,818)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(222)	1	(221)
MS	CYBG PLC	GBP	(9,461)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(1,129)	2	(1,127)
MS	CYBG PLC	GBP	(9,601)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(1,084)	2	(1,082)
MS	CYBG PLC	GBP	(8,077)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(684)	2	(682)
MS	CyrusOne, Inc.	USD	(55,300)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(1,039)	60	(979)
MS	CyrusOne, Inc.	USD	(13,700)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(326)	14	(312)
MS	Darling Ingredients, Inc.	USD	(16,554)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(1,470)	17	(1,453)
MS	Darling Ingredients, Inc.	USD	(1,374)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(72)	1	(71)
MS	Dechra Pharmaceuticals PLC	GBP	(10,640)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(2,696)	2	(2,694)
MS	Delivery Hero SE	EUR	(42,282)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(2,064)	(22)	(2,086)
MS	Delivery Hero SE	EUR	(16,107)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(2,086)	(8)	(2,094)
MS	Delivery Hero SE	EUR	(11,464)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(1,378)	(5)	(1,383)
MS	Deutsche Bank AG	EUR	(32,733)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	8,878	(22)	8,856
MS	Deutsche Bank AG	EUR	(8,946)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	3,463	(6)	3,457
MS	Deutsche Bank AG	EUR	(4,989)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	1,196	(3)	1,193
MS	Deutsche Bank AG	EUR	(376)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	45	—	45
MS	DexCom, Inc.	USD	(69,615)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(19,508)	55	(19,453)
MS	Digital Realty Trust, Inc.	USD	(17,303)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	544	20	564

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Digital Realty Trust, Inc.	USD	(15,067)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	$(373)	$16	$(357)
MS	Digital Realty Trust, Inc.	USD	(16,009)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(284)	16	(268)
MS	Digital Realty Trust, Inc.	USD	(15,773)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	535	17	552
MS	Disco Corp.	JPY	(1,908,000)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	45	(151)	(106)
MS	Disco Corp.	JPY	(1,908,000)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	(1,723)	(150)	(1,873)
MS	DISH Network Corp.	USD	(78,704)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(10,906)	75	(10,831)
MS	DISH Network Corp.	USD	(3,582)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(583)	3	(580)
MS	DocuSign, Inc.	USD	(4,647)	11/18/2019	(0.46)%	(2.93)%	1M USD LIBOR	1M/T	(1,244)	(1)	(1,245)
MS	DocuSign, Inc.	USD	(16,434)	11/18/2019	2.03%	(0.45)%	1M USD LIBOR	1M/T	(417)	5	(412)
MS	DocuSign, Inc.	USD	(15,868)	11/18/2019	2.03%	(0.45)%	1M USD LIBOR	1M/T	(2)	—	(2)
MS	Dominion Energy, Inc.	USD	(90,173)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(24,141)	73	(24,068)
MS	Don Quijote Holdings Co. Ltd.	JPY	(2,868,000)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	(4,931)	(6)	(4,937)
MS	Don Quijote Holdings Co. Ltd.	JPY	(2,151,000)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	(5,448)	(4)	(5,452)
MS	Don Quijote Holdings Co. Ltd.	JPY	(717,000)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	(1,888)	(1)	(1,889)
MS	DS Smith PLC	GBP	(154)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	110	(3)	107
MS	DS Smith PLC	GBP	(5,833)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	3,049	(109)	2,940
MS	DS Smith PLC	GBP	(39)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(1)	(1)	(2)
MS	DS Smith PLC	GBP	(5,644)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	3,070	(105)	2,965
MS	DS Smith PLC	GBP	(5,912)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	3,041	(110)	2,931
MS	DS Smith PLC	GBP	(6,055)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	3,083	(113)	2,970
MS	DS Smith PLC	GBP	(2,942)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	1,283	(55)	1,228

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	DS Smith PLC	GBP	(2,827)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	$564	$(53)	$511
MS	DS Smith PLC	GBP	(2,028)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	50	(38)	12
MS	DS Smith PLC	GBP	(828)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	78	(16)	62
MS	DS Smith PLC	GBP	(3,202)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(64)	(60)	(124)
MS	Electricite de France SA	EUR	(21,225)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(2,678)	(10)	(2,688)
MS	Electronic Arts, Inc.	USD	(14,671)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	3,369	20	3,389
MS	Electronic Arts, Inc.	USD	(15,428)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	2,418	20	2,438
MS	Element Solutions, Inc.	USD	(74,185)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	3,649	90	3,739
MS	Elior Group SA	EUR	(11,883)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	2,345	(7)	2,338
MS	Elior Group SA	EUR	(13,562)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	1,072	(8)	1,064
MS	Elior Group SA	EUR	(11,464)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	202	(6)	196
MS	Equinix, Inc.	USD	(20,462)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(3,061)	19	(3,042)
MS	Equinix, Inc.	USD	(19,552)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(3,061)	18	(3,043)
MS	Equinix, Inc.	USD	(15,005)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(368)	15	(353)
MS	Eurofins Scientific SE	EUR	(4,080)	11/18/2019	(4.87)%	(4.50)%	1M EURIBOR	1M/T	349	(2)	347
MS	Eurofins Scientific SE	EUR	(12,648)	11/18/2019	(4.87)%	(4.50)%	1M EURIBOR	1M/T	1,861	(8)	1,853
MS	Eurofins Scientific SE	EUR	(13,464)	11/18/2019	(4.87)%	(4.50)%	1M EURIBOR	1M/T	761	(8)	753
MS	Eurofins Scientific SE	EUR	(12,648)	11/18/2019	(4.87)%	(4.50)%	1M EURIBOR	1M/T	1,403	(7)	1,396
MS	Eurofins Scientific SE	EUR	(10,200)	11/18/2019	(4.87)%	(4.50)%	1M EURIBOR	1M/T	(62)	(5)	(67)
MS	Evotec AG	EUR	(16,626)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(3,227)	(15)	(3,242)
MS	Evotec SE	EUR	(9,154)	11/18/2019	(0.92)%	(0.55)%	1M EURIBOR	1M/T	(19)	—	(19)

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Facebook, Inc.	USD	(19,727)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	$(2,124)	$19	$(2,105)
MS	Facebook, Inc.	USD	(18,760)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(1,193)	19	(1,174)
MS	Facebook, Inc.	USD	(5,995)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(1,073)	6	(1,067)
MS	Fevertree Drinks PLC	GBP	(11,098)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(3,429)	(45)	(3,474)
MS	Fevertree Drinks PLC	GBP	(7,608)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(1,383)	(31)	(1,414)
MS	FireEye, Inc.	USD	(41,300)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	963	47	1,010
MS	First Solar, Inc.	USD	(20,797)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(3,105)	19	(3,086)
MS	First Solar, Inc.	USD	(22,828)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(6,792)	18	(6,774)
MS	First Solar, Inc.	USD	(16,059)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(2,439)	15	(2,424)
MS	Fluor Corp.	USD	(19,507)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(3,612)	17	(3,595)
MS	Fluor Corp.	USD	(15,177)	11/18/2019	2.03%	(0.45)%	1M USD LIBOR	1M/T	(2)	—	(2)
MS	Freeport- McMoRan, Inc.	USD	(15,252)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	450	(46)	404
MS	Freeport-. McMoRan, Inc.	USD	(15,388)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	479	(46)	433
MS	Freeport- McMoRan, Inc.	USD	(15,191)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	1,312	(44)	1,268
MS	Freeport- McMoRan, Inc.	USD	(15,609)	11/18/2019	2.03%	(0.45)%	1M USD LIBOR	1M/T	(8)	—	(8)
MS	Fresenius SE & Co KgaA	EUR	(7,334)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	233	(4)	229
MS	Fresenius SE & Co. KGaA	EUR	(10,470)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	3,379	(7)	3,372
MS	Fresenius SE & Co. KGaA	EUR	(11,886)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	3,016	(8)	3,008
MS	Fresenius SE & Co. KGaA	EUR	(10,015)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	4,071	(7)	4,064
MS	Fresenius SE & Co. KGaA	EUR	(11,735)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	2,260	(7)	2,253
MS	Fresenius SE & Co. KGaA	EUR	(2,580)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	337	(2)	335

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Fresnillo PLC	GBP	(1,835)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	$205	$(40)	$165
MS	Fresnillo PLC	GBP	(6,822)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	1,750	(150)	1,600
MS	Fresnillo PLC	GBP	(6,792)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	1,452	(149)	1,303
MS	Fresnillo PLC	GBP	(6,911)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	1,306	(152)	1,154
MS	Fresnillo PLC	GBP	(7,788)	11/18/2019	0.18%	(0.55)%	1M GBP LIBOR	1M/T	(5)	—	(5)
MS	Gap, Inc.	USD	(16,091)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(238)	(133)	(371)
MS	General Electric Co.	USD	(33,286)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	891	40	931
MS	Grenke AG	EUR	(17,605)	11/18/2019	(2.74)%	(2.38)%	1M EURIBOR	1M/T	(4,760)	(17)	(4,777)
MS	Grenke AG	EUR	(17,889)	11/18/2019	(2.74)%	(2.38)%	1M EURIBOR	1M/T	(4,572)	(18)	(4,590)
MS	Grenke AG	EUR	(14,198)	11/18/2019	(2.74)%	(2.38)%	1M EURIBOR	1M/T	(3,427)	(5)	(3,432)
MS	Groupon, Inc.	USD	(7,698)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	1,845	11	1,856
MS	GrubHub, Inc.	USD	(12,757)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	2,843	17	2,860
MS	GrubHub, Inc.	USD	(13,091)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	2,468	17	2,485
MS	GrubHub, Inc.	USD	(13,425)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	2,266	17	2,283
MS	GrubHub, Inc.	USD	(14,360)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	818	16	834
MS	Hain Celestial Group, Inc.	USD	(14,641)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	1,277	17	1,294
MS	Hain Celestial Group, Inc.	USD	(13,179)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	4,224	19	4,243
MS	Hain Celestial Group, Inc.	USD	(15,514)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	3,145	21	3,166
MS	Hain Celestial Group, Inc.	USD	(13,550)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	52	15	67
MS	Harmonic Drive Systems, Inc.	JPY	(876,000)	11/18/2019	(10.35)%	(10.25)%	1M JPY LIBOR	1M/T	(1,630)	(81)	(1,711)
MS	Harmonic Drive Systems, Inc.	JPY	(1,314,000)	11/18/2019	(12.85)%	(12.75)%	1M JPY LIBOR	1M/T	(3,158)	(109)	(3,267)
See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Harmonic Drive Systems, Inc.	JPY	(1,314,000)	11/18/2019	(12.85)%	(12.75)%	1M JPY LIBOR	1M/T	$(2,173)	$(120)	$(2,293)
MS	Harmonic Drive Systems, Inc.	JPY	(876,000)	11/18/2019	(10.35)%	(10.25)%	1M JPY LIBOR	1M/T	(931)	(84)	(1,015)
MS	Henkel AG & Co KGaA	EUR	(8,070)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	1,065	(5)	1,060
MS	Hitachi Metals Ltd.	JPY	(1,281,000)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	649	(157)	492
MS	Hitachi Metals Ltd.	JPY	(1,152,900)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	794	(141)	653
MS	Hitachi Metals Ltd.	JPY	(640,500)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	316	(78)	238
MS	Hitachi Metals Ltd.	JPY	(896,700)	11/18/2019	(0.72)%	(0.63)%	1M JPY LIBOR	1M/T	165	(110)	55
MS	Howard Hughes Corp.	USD	(14,541)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	2,403	19	2,422
MS	Howard Hughes Corp.	USD	(15,540)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	2,546	20	2,566
MS	Howard Hughes Corp.	USD	(16,983)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	2,308	21	2,329
MS	Howard Hughes Corp.	USD	(15,984)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	1,970	20	1,990
MS	Howard Hughes Corp.	USD	(4,107)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	297	5	302
MS	Howard Hughes Corp.	USD	(1,998)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(61)	2	(59)
MS	HubSpot, Inc.	USD	(24,168)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(6,394)	20	(6,374)
MS	Hubspot, Inc.	USD	(23,246)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(5,487)	20	(5,467)
MS	II-VI, Inc.	USD	(19,203)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	2,315	24	2,339
MS	Iliad SA	EUR	(23,491)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	15,726	(20)	15,706
MS	Iliad SA	EUR	(10,340)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	5,013	(8)	5,005
MS	Iliad SA	EUR	(5,805)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	2,603	(4)	2,599
MS	Iliad SA	EUR	(4,263)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	803	(3)	800
MS	Iliad SA	EUR	(4,535)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	504	(3)	501

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Indivior PLC	GBP	(611)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	$9,217	$2	$9,219
MS	Indivior PLC	GBP	(449)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	4,891	1	4,892
MS	Indivior PLC	GBP	(879)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	10,176	2	10,178
MS	Indivior PLC	GBP	(1,029)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	9,132	2	9,134
MS	Indivior PLC	GBP	(1,106)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	9,581	2	9,583
MS	Indivior PLC	GBP	(614)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	4,701	1	4,702
MS	Indivior PLC	GBP	(635)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	4,740	1	4,741
MS	Indivior PLC	GBP	(1,232)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	6,245	2	6,247
MS	Inpex Corp.	JPY	(1,081,000)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	888	(139)	749
MS	Inpex Corp.	JPY	(1,081,000)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	785	(139)	646
MS	Inpex Corp.	JPY	(1,189,100)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	878	(152)	726
MS	Inpex Corp.	JPY	(216,200)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	578	(28)	550
MS	Insulet Corp.	USD	(21,994)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	2,028	27	2,055
MS	Insulet Corp.	USD	(4,916)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	528	6	534
MS	Insulet Corp.	USD	(9,574)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	122	11	133
MS	Insulet Corp.	USD	(1,035)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(66)	1	(65)
MS	Intermediate Capital Group PLC	GBP	(23,995)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(968)	6	(962)
MS	Intermediate Capital Group PLC	GBP	(2,813)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(355)	1	(354)
MS	Intermediate Capital Group PLC	GBP	(2,931)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(474)	1	(473)

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Intermediate Capital Group PLC	GBP	(1,986)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	$(380)	$—	$(380)
MS	International Game Technology PLC	USD	(17,746)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(1,973)	17	(1,956)
MS	International Game Technology PLC	USD	(17,790)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(1,455)	17	(1,438)
MS	IPG Photonics Corp.	USD	(19,744)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(1,700)	20	(1,680)
MS	IPG Photonics Corp.	USD	(22,016)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(5,036)	19	(5,017)
MS	IPG Photonics Corp.	USD	(23,064)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(5,603)	19	(5,584)
MS	IPG Photonics Corp.	USD	(15,726)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(2,974)	14	(2,960)
MS	IPG Photonics Corp.	USD	(4,543)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(1,086)	4	(1,082)
MS	IWG PLC	GBP	(26,669)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(2,972)	(438)	(3,410)
MS	JD Sports Fashion PLC	GBP	(7,345)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(3,787)	1	(3,786)
MS	Jefferies Financial Group, Inc.	USD	(31,205)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	2,448	37	2,485
MS	JGC Corp.	JPY	(1,111,600)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	33	(160)	(127)
MS	JGC Corp.	JPY	(952,800)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	33	(137)	(104)
MS	JGC Corp.	JPY	(1,111,600)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	(621)	(162)	(783)
MS	JGC Corp.	JPY	(952,800)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	(236)	(138)	(374)
MS	John Wood Group PLC	USD	(24,287)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	13,443	(1,214)	12,229
MS	Johnson Matthey PLC	GBP	(14,816)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	1,009	4	1,013
MS	Johnson Matthey PLC	GBP	(6,841)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	1,198	2	1,200
MS	Johnson Matthey PLC	GBP	(5,940)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	669	2	671

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Johnson Matthey PLC	GBP	(3,003)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	$275	$1	$276
MS	Johnson Matthey PLC	GBP	(3,003)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	161	1	162
MS	Johnson Matthey PLC	GBP	(2,503)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(292)	1	(291)
MS	Johnson Matthey PLC	GBP	(2,670)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(503)	1	(502)
MS	Jones Lang LaSalle, Inc.	USD	(41,734)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	2,385	49	2,434
MS	Just Eat PLC	GBP	(5,760)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	164	2	166
MS	Just Eat PLC	GBP	(10,639)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(1,058)	3	(1,055)
MS	Just Eat PLC	GBP	(8,598)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(1,297)	2	(1,295)
MS	Just Eat PLC	GBP	(11,296)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(3,141)	2	(3,139)
MS	K&S AG	EUR	(2,368)	11/18/2019	(3.12)%	(2.75)%	1M EURIBOR	1M/T	706	(6)	700
MS	K&S AG	EUR	(14,102)	11/18/2019	(3.12)%	(2.75)%	1M EURIBOR	1M/T	(2,677)	(36)	(2,713)
MS	K&S AG	EUR	(15,368)	11/18/2019	(3.12)%	(2.75)%	1M EURIBOR	1M/T	(2,432)	(40)	(2,472)
MS	K&S AG	EUR	(7,774)	11/18/2019	(3.12)%	(2.75)%	1M EURIBOR	1M/T	(857)	(3)	(860)
MS	K&S AG	EUR	(12,873)	11/18/2019	(3.12)%	(2.75)%	1M EURIBOR	1M/T	(1,459)	(32)	(1,491)
MS	Kazakhmys PLC	GBP	(8,063)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(278)	(74)	(352)
MS	Knight-Swift Transportation Holdings, Inc.	USD	(29,748)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	5,757	39	5,796
MS	Knight-Swift Transportation Holdings, Inc.	USD	(16,442)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	76	18	94
MS	Knight-Swift Transportation Holdings, Inc.	USD	(20,210)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(495)	22	(473)
MS	Knight-Swift Transportation Holdings, Inc.	USD	(7,837)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(246)	8	(238)

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Knight-Swift Transportation Holdings, Inc.	USD	(2,301)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	$(218)	$2	$(216)
MS	Kose Corp.	JPY	(4,170,000)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	5,043	(184)	4,859
MS	Kose Corp.	JPY	(2,085,000)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	1,794	(92)	1,702
MS	Kosmos Energy Ltd.	USD	(2,903)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(150)	3	(147)
MS	Kraft Heinz Co.	USD	(15,988)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(167)	17	(150)
MS	Kraft Heinz Co.	USD	(16,720)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(587)	17	(570)
MS	Kroger Co.	USD	(23,047)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(1,150)	24	(1,126)
MS	LendingTree, Inc.	USD	(8,081)	11/18/2019	1.80%	(0.67)%	1M USD LIBOR	1M/T	(3,319)	5	(3,314)
MS	LendingTree, Inc.	USD	(31,170)	11/18/2019	1.70%	(0.77)%	1M USD LIBOR	1M/T	(12,359)	18	(12,341)
MS	LendingTree, Inc.	USD	(30,401)	11/18/2019	1.70%	(0.77)%	1M USD LIBOR	1M/T	(12,370)	17	(12,353)
MS	LendingTree, Inc.	USD	(16,547)	11/18/2019	1.68%	(0.79)%	1M USD LIBOR	1M/T	(5,549)	6	(5,543)
MS	Liberty Media Corp.-Liberty Formula One	USD	(58,603)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(11,773)	52	(11,721)
MS	LINE Corp.	JPY	(2,614,500)	11/18/2019	(4.10)%	(4.00)%	1M JPY LIBOR	1M/T	1,339	(18)	1,321
MS	LINE Corp.	JPY	(1,120,500)	11/18/2019	(4.10)%	(4.00)%	1M JPY LIBOR	1M/T	1,866	(9)	1,857
MS	LINE Corp.	JPY	(747,000)	11/18/2019	(4.10)%	(4.00)%	1M JPY LIBOR	1M/T	634	(6)	628
MS	LINE Corp.	JPY	(373,500)	11/18/2019	(4.10)%	(4.00)%	1M JPY LIBOR	1M/T	(159)	(4)	(163)
MS	LINE Corp.	JPY	(373,500)	11/18/2019	(4.10)%	(4.00)%	1M JPY LIBOR	1M/T	(514)	(2)	(516)
MS	LKQ Corp.	USD	(17,488)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(399)	19	(380)
MS	Lumentum Holdings, Inc.	USD	(62,714)	11/18/2019	1.92%	(0.55)%	1M USD LIBOR	1M/T	985	67	1,052
MS	M3, Inc.	JPY	(4,725,600)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	6,623	(166)	6,457

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	M3, Inc.	JPY	(393,800)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	$(479)	$(13)	$(492)
MS	Matador Resources Co.	USD	(15,299)	11/18/2019	2.03%	(0.45)%	1M USD LIBOR	1M/T	1,052	8	1,060
MS	Matador Resources Co.	USD	(14,512)	11/18/2019	2.03%	(0.45)%	1M USD LIBOR	1M/T	1,550	5	1,555
MS	Medicines Co.	USD	(85,466)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	3,273	98	3,371
MS	Mediclinic International PLC	GBP	(8,838)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(533)	(14)	(547)
MS	Mediclinic International PLC	GBP	(8,876)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(798)	2	(796)
MS	Melrose Industries PLC	GBP	(5,579)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(1,292)	(109)	(1,401)
MS	Melrose Industries PLC	GBP	(11,732)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(3,704)	(228)	(3,932)
MS	Melrose Industries PLC	GBP	(7,989)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(1,084)	(155)	(1,239)
MS	Melrose Industries PLC	GBP	(8,545)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(969)	2	(967)
MS	Metro Bank PLC	GBP	(1,770)	11/18/2019	(6.02)%	(6.75)%	1M GBP LIBOR	1M/T	7,914	(9)	7,905
MS	Metro Bank PLC	GBP	(2,310)	11/18/2019	(6.02)%	(6.75)%	1M GBP LIBOR	1M/T	8,723	(10)	8,713
MS	Metro Bank PLC	GBP	(1,883)	11/18/2019	(6.02)%	(6.75)%	1M GBP LIBOR	1M/T	7,063	(8)	7,055
MS	Metro Bank PLC	GBP	(2,955)	11/18/2019	(6.02)%	(6.75)%	1M GBP LIBOR	1M/T	8,027	(15)	8,012
MS	Metro Bank PLC	GBP	(2,370)	11/18/2019	(6.02)%	(6.75)%	1M GBP LIBOR	1M/T	6,117	(12)	6,105
MS	Metro Bank PLC	GBP	(1,013)	11/18/2019	(6.02)%	(6.75)%	1M GBP LIBOR	1M/T	2,195	(4)	2,191
MS	Metrovacesa SA	EUR	(8,951)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	4,531	(8)	4,523
MS	MGM Resorts International	USD	(8,388)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	1,330	11	1,341
MS	MGM Resorts International	USD	(1,438)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	270	2	272
MS	MGM Resorts International	USD	(4,474)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	553	6	559
MS	MGM Resorts International	USD	(666)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	59	1	60

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	MGM Resorts International	USD	(8,016)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	$380	$9	$389
MS	Micro Focus International PLC	GBP	(3,139)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(877)	—	(877)
MS	Micro Focus International PLC	GBP	(2,829)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(842)	—	(842)
MS	MISUMI Group, Inc.	JPY	(863,400)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	675	(31)	644
MS	MISUMI Group, Inc.	JPY	(2,014,600)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	(323)	(72)	(395)
MS	MISUMI Group, Inc.	JPY	(1,151,200)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	(56)	(41)	(97)
MS	MISUMI Group, Inc.	JPY	(863,400)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	(335)	(31)	(366)
MS	MISUMI Group, Inc.	JPY	(575,600)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	(538)	(20)	(558)
MS	MISUMI Group, Inc.	JPY	(1,151,200)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	(1,434)	(41)	(1,475)
MS	Mitsui OSK Lines Ltd.	JPY	(1,128,000)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	(1,197)	(93)	(1,290)
MS	Mohawk Industries, Inc.	USD	(16,078)	11/18/2019	2.03%	(0.45)%	1M USD LIBOR	1M/T	(1)	—	(1)
MS	Monster Beverage Corp.	USD	(40,766)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(7,056)	37	(7,019)
MS	Monster Beverage Corp.	USD	(16,748)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(963)	17	(946)
MS	Monster Beverage Corp.	USD	(11,920)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	295	14	309
MS	Monster Beverage Corp.	USD	(3,099)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(11)	3	(8)
MS	Monster Beverage Corp.	USD	(2,265)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(64)	2	(62)
MS	Monster Beverage Corp.	USD	(4,232)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(462)	4	(458)
MS	Moody's Corp.	USD	(20,842)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(2,737)	20	(2,717)
MS	Moody's Corp.	USD	(20,645)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(2,678)	20	(2,658)
MS	Moody's Corp.	USD	(24,184)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(5,742)	20	(5,722)
MS	Mosaic Co.	USD	(43,212)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	2,836	51	2,887

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Mosaic Co.	USD	(2,768)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	$636	$4	$640
MS	Myokardia, Inc.	USD	(13,530)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	2,398	17	2,415
MS	Myokardia, Inc.	USD	(14,874)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	2,013	19	2,032
MS	MyoKardia, Inc.	USD	(13,866)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	978	15	993
MS	MyoKardia, Inc.	USD	(15,018)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	1,347	17	1,364
MS	National Beverage Corp.	USD	(8,456)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	9,663	20	9,683
MS	National Beverage Corp.	USD	(8,848)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	9,237	20	9,257
MS	Navistar International Corp.	USD	(39,261)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	4,167	48	4,215
MS	Nektar Therapeutics	USD	(11,751)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	16,810	31	16,841
MS	Nektar Therapeutics	USD	(11,239)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	5,733	19	5,752
MS	Nektar Therapeutics	USD	(14,473)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	1,679	18	1,697
MS	Netflix, Inc.	USD	(38,907)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(2,186)	41	(2,145)
MS	Netflix, Inc.	USD	(20,009)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(801)	21	(780)
MS	Netflix, Inc.	USD	(18,156)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(1,183)	19	(1,164)
MS	Netflix, Inc.	USD	(11,487)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(1,648)	11	(1,637)
MS	Nevro Corp.	USD	(10,244)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	2,755	14	2,769
MS	Newell Brands, Inc.	USD	(10,828)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	7,864	21	7,885
MS	Nihon M&A Center, Inc.	JPY	(1,260,000)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	(3,028)	(46)	(3,074)
MS	Nihon M&A Center, Inc.	JPY	(1,575,000)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	(3,512)	(57)	(3,569)
MS	Nihon M&A Center, Inc.	JPY	(630,000)	11/18/2019	(0.72)%	(0.63)%	1M JPY LIBOR	1M/T	(500)	(24)	(524)

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Nippon Paint Holdings Co. Ltd.	JPY	(1,264,500)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	$(114)	$(5)	$(119)
MS	Nippon Yusen KK	JPY	(1,137,600)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	(102)	(57)	(159)
MS	Nippon Yusen KK	JPY	(948,000)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	(583)	(47)	(630)
MS	Nitori Holdings Co. Ltd.	JPY	(1,325,000)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	5,064	(5)	5,059
MS	NMC Health PLC	GBP	(8,522)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	215	2	217
MS	NMC Health PLC	GBP	(8,466)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(482)	2	(480)
MS	NMC Health PLC	GBP	(8,946)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(1,319)	1	(1,318)
MS	NMC Health PLC	GBP	(9,002)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(841)	1	(840)
MS	Novocure Ltd.	USD	(12,868)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	2,501	17	2,518
MS	Nutanix, Inc.	USD	(77,915)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	15,755	103	15,858
MS	NVIDIA Corp.	USD	(11,403)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	6,661	20	6,681
MS	Oasis Petroleum, Inc.	USD	(27,786)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	28,394	62	28,456
MS	Oasis Petroleum, Inc.	USD	(14,183)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	496	16	512
MS	Ocado Group PLC	GBP	(5,273)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(2,302)	1	(2,301)
MS	Ocado Group PLC	GBP	(13,502)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(6,040)	2	(6,038)
MS	Ocado Group PLC	GBP	(7,167)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(4,009)	1	(4,008)
MS	Ocado Group PLC	GBP	(10,846)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(5,495)	2	(5,493)
MS	Ocado Group PLC	GBP	(177)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(87)	—	(87)
MS	Ocado Group PLC	GBP	(4,442)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(2,592)	1	(2,591)
MS	OCI NV	EUR	(6,954)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(721)	(7)	(728)
MS	OCI NV	EUR	(13,881)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(1,139)	(6)	(1,145)

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Okta, Inc.	USD	(7,802)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	$(3,326)	$5	$(3,321)
MS	Okta, Inc.	USD	(18,517)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(8,324)	11	(8,313)
MS	Okta, Inc.	USD	(32,249)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(13,673)	20	(13,653)
MS	Okta, Inc.	USD	(37,763)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(20,407)	19	(20,388)
MS	Ormat Technologies, Inc.	USD	(16,224)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(224)	18	(206)
MS	OSRAM Licht AG	EUR	(5,061)	11/18/2019	(1.49)%	(1.13)%	1M EURIBOR	1M/T	3,714	(4)	3,710
MS	OSRAM Licht AG	EUR	(10,946)	11/18/2019	(1.49)%	(1.13)%	1M EURIBOR	1M/T	1,803	(15)	1,788
MS	OSRAM Licht AG	EUR	(12,501)	11/18/2019	(1.87)%	(1.50)%	1M EURIBOR	1M/T	792	(15)	777
MS	OSRAM Licht AG	EUR	(12,806)	11/18/2019	(1.87)%	(1.50)%	1M EURIBOR	1M/T	388	(4)	384
MS	P G & E Corp.	USD	(10,044)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	4,546	16	4,562
MS	Parsley Energy, Inc.	USD	(62,455)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	28,579	100	28,679
MS	Parsley Energy, Inc. Class A	USD	(1,198)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	93	1	94
MS	PDC Energy, Inc.	USD	(9,089)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(2,123)	8	(2,115)
MS	Penn National Gaming, Inc.	USD	(14,259)	11/18/2019	2.03%	(0.45)%	1M USD LIBOR	1M/T	(4)	—	(4)
MS	Persol Holdings Co. Ltd.	JPY	(625,200)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	587	(29)	558
MS	PG&E Corp.	USD	(8,670)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	7,628	18	7,646
MS	PG&E Corp.	USD	(10,179)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	7,577	20	7,597
MS	PG&E Corp.	USD	(8,400)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	7,495	17	7,512
MS	PG&E Corp.	USD	(7,995)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	7,524	17	7,541
MS	PG&E Corp.	USD	(2,094)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	1,864	4	1,868
MS	PG&E Corp.	USD	(15,178)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	663	17	680

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Pilgrim's Pride Corp.	USD	(68,163)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	$(15,468)	$58	$(15,410)
MS	Pilgrim's Pride Corp.	USD	(5,651)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(1,717)	4	(1,713)
MS	Pilgrim's Pride Corp.	USD	(25,726)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(7,740)	20	(7,720)
MS	Pilgrim's Pride Corp.	USD	(5,517)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(1,816)	4	(1,812)
MS	Pinnacle Financial Partners, Inc.	USD	(11,846)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	1,678	15	1,693
MS	Pinnacle Financial Partners, Inc.	USD	(5,168)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	545	6	551
MS	Prologis, Inc.	USD	(16,867)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(994)	17	(977)
MS	Prologis, Inc.	USD	(17,327)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(799)	17	(782)
MS	Provident Financial PLC	GBP	(6,266)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	2,096	(7)	2,089
MS	Provident Financial PLC	GBP	(6,016)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	2,252	(7)	2,245
MS	Provident Financial PLC	GBP	(9,367)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	72	(3)	69
MS	Prudential PLC	GBP	(8,675)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	424	(217)	207
MS	Prudential PLC	GBP	(2,377)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(317)	(60)	(377)
MS	Prudential PLC	GBP	(9,855)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(1,709)	(247)	(1,956)
MS	Prudential PLC	GBP	(9,057)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(815)	(227)	(1,042)
MS	Prudential PLC	GBP	(7,027)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(962)	(176)	(1,138)
MS	Prysmian SpA	EUR	(11,844)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	503	(7)	496
MS	Prysmian SpA	EUR	(12,703)	11/18/2019	(1.07)%	(0.70)%	1M EURIBOR	1M/T	(7)	—	(7)
MS	Public Service Enterprise Group, Inc.	USD	(26,186)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(3,085)	26	(3,059)
See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Pure Storage, Inc.	USD	(16,528)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	$(55)	$17	$(38)
MS	Pure Storage, Inc.	USD	(16,162)	11/18/2019	2.03%	(0.45)%	1M USD LIBOR	1M/T	(5)	8	3
MS	Pure Storage, Inc.	USD	(16,025)	11/18/2019	2.03%	(0.45)%	1M USD LIBOR	1M/T	241	5	246
MS	PVH Corp.	USD	(18,962)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(1,248)	20	(1,228)
MS	PVH Corp.	USD	(19,735)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(3,226)	18	(3,208)
MS	PVH Corp.	USD	(21,670)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(5,024)	18	(5,006)
MS	PVH Corp.	USD	(22,831)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(6,492)	18	(6,474)
MS	QEP Resources, Inc.	USD	(32,757)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	20,750	59	20,809
MS	QEP Resources, Inc.	USD	(12,799)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	3,240	18	3,258
MS	Quilter PLC	GBP	(10,384)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(2,645)	(301)	(2,946)
MS	Rakuten, Inc.	JPY	(2,593,500)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	(9,499)	(4)	(9,503)
MS	Reata Pharmaceuticals, Inc.	USD	(12,318)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	3,436	17	3,453
MS	Reata Pharmaceuticals, Inc.	USD	(12,711)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	2,656	17	2,673
MS	Reata Pharmaceuticals, Inc.	USD	(13,024)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	2,398	16	2,414
MS	Regency Centers Corp.	USD	(24,853)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(3,395)	24	(3,371)
MS	Renesas Electronics Corp.	JPY	(2,965,000)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	21,929	(15)	21,914
MS	Renesas Electronics Corp.	JPY	(830,200)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	2,019	(3)	2,016
MS	Renesas Electronics Corp.	JPY	(296,500)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	474	(1)	473
MS	Renesas Electronics Corp.	JPY	(177,900)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	136	—	136

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Renesas Electronics Corp.	JPY	(830,200)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	$1,177	$(3)	$1,174
MS	Renishaw PLC	GBP	(7,806)	11/18/2019	0.18%	(0.55)%	1M GBP LIBOR	1M/T	(5)	—	(5)
MS	RingCentral, Inc.	USD	(5,586)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(2,046)	4	(2,042)
MS	Rolls Royce Holdings PLC	GBP	(4,994)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(617)	1	(616)
MS	Rolls Royce Holdings PLC	GBP	(301)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	—	—	—
MS	Rolls-Royce Holdings PLC	GBP	(33,804)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(4,356)	8	(4,348)
MS	Royal Bank of Scotland Group PLC	GBP	(2,993)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	115	1	116
MS	Royal Bank of Scotland Group PLC	GBP	(3,522)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	126	1	127
MS	Royal Bank of Scotland Group PLC	GBP	(1,720)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	59	—	59
MS	Royal Bank of Scotland Group PLC	GBP	(9,467)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(1,489)	2	(1,487)
MS	RWE AG	EUR	(11,658)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(947)	(6)	(953)
MS	Saipem SpA	EUR	(12,666)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	508	(7)	501
MS	Sanderson Farms, Inc.	USD	(24,867)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(8,285)	18	(8,267)
MS	Sartorius AG	EUR	(4,080)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(525)	(8)	(533)
MS	Sbm Offshore NV	EUR	(13,513)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(3,370)	(310)	(3,680)
MS	Scientific Games Corp.	USD	(14,225)	11/18/2019	1.92%	(0.55)%	1M USD LIBOR	1M/T	1,884	38	1,922
MS	Scientific Games Corp.	USD	(12,513)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	2,577	17	2,594
MS	Scientific Games Corp.	USD	(15,451)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	9	17	26
MS	Sempra Energy	USD	(19,576)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(2,740)	19	(2,721)

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Serco Group PLC	GBP	(11,397)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	$(3,786)	$2	$(3,784)
MS	Serco Group PLC	GBP	(4,564)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(1,707)	1	(1,706)
MS	ServiceMaster Global Holdings, Inc.	USD	(16,523)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(781)	17	(764)
MS	ServiceMaster Global Holdings, Inc.	USD	(16,425)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(501)	17	(484)
MS	ServiceMaster Global Holdings, Inc.	USD	(17,161)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(748)	17	(731)
MS	ServiceMaster Global Holdings, Inc.	USD	(15,346)	11/18/2019	2.03%	(0.45)%	1M USD LIBOR	1M/T	(55)	8	(47)
MS	ServiceNow, Inc.	USD	(6,245)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(2,190)	5	(2,185)
MS	ServiceNow, Inc.	USD	(24,707)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(7,774)	19	(7,755)
MS	ServiceNow, Inc.	USD	(26,336)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(8,699)	19	(8,680)
MS	ServiceNow, Inc.	USD	(17,920)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(4,971)	14	(4,957)
MS	Sharp Corp.	JPY	(247,200)	11/18/2019	(1.47)%	(1.38)%	1M JPY LIBOR	1M/T	2,221	(48)	2,173
MS	Sharp Corp.	JPY	(741,600)	11/18/2019	(2.85)%	(2.75)%	1M JPY LIBOR	1M/T	4,829	(131)	4,698
MS	Sharp Corp.	JPY	(741,600)	11/18/2019	(2.85)%	(2.75)%	1M JPY LIBOR	1M/T	3,881	(124)	3,757
MS	Sharp Corp.	JPY	(741,600)	11/18/2019	(2.85)%	(2.75)%	1M JPY LIBOR	1M/T	3,192	(120)	3,072
MS	Sharp Corp.	JPY	(988,800)	11/18/2019	(2.85)%	(2.75)%	1M JPY LIBOR	1M/T	3,604	(141)	3,463
MS	Sharp Corp.	JPY	(865,200)	11/18/2019	(2.85)%	(2.75)%	1M JPY LIBOR	1M/T	(727)	(76)	(803)
MS	Siemens Gamesa Renewable Energy SA	EUR	(39,431)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	(7,853)	(65)	(7,918)
MS	Siemens Gamesa Renewable Energy SA	EUR	(3,134)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	(600)	(5)	(605)

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Siemens Gamesa Renewable Energy SA	EUR	(9,530)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	$(3,040)	$(14)	$(3,054)
MS	Siemens Gamesa Renewable Energy SA	EUR	(6,428)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	(2,052)	(9)	(2,061)
MS	Siemens Gamesa Renewable Energy SA	EUR	(12,648)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	(5,502)	(15)	(5,517)
MS	Signature Bank	USD	(71,450)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(2,357)	76	(2,281)
MS	Signature Bank	USD	(1,321)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(63)	1	(62)
MS	Signature Bank	USD	(3,302)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(186)	4	(182)
MS	Signature Bank	USD	(9,773)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(1,774)	9	(1,765)
MS	SiteOne Landscape Supply, Inc.	USD	(18,979)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(2,946)	17	(2,929)
MS	SiteOne Landscape Supply, Inc.	USD	(19,113)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(2,884)	17	(2,867)
MS	SiteOne Landscape Supply, Inc.	USD	(18,777)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(2,655)	17	(2,638)
MS	SoftBank Group Corp.	JPY	(5,777,500)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	(17,032)	(110)	(17,142)
MS	Southern Co.	USD	(43,800)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(7,347)	40	(7,307)
MS	Spirit Airlines, Inc.	USD	(51,879)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(16,291)	39	(16,252)
MS	Spirit Airlines, Inc.	USD	(761)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(83)	1	(82)
MS	Splunk, Inc.	USD	(27,332)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(9,935)	19	(9,916)
MS	Sprint Corp.	USD	(35,745)	11/18/2019	0.52%	(1.95)%	1M USD LIBOR	1M/T	(2,924)	12	(2,912)
MS	Sprint Corp.	USD	(17,650)	11/18/2019	0.52%	(1.95)%	1M USD LIBOR	1M/T	(1,159)	6	(1,153)
MS	Sprint Corp.	USD	(16,310)	11/18/2019	1.10%	(1.37)%	1M USD LIBOR	1M/T	(545)	6	(539)

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Square Enix Holdings Co. Ltd.	JPY	(1,149,000)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	$(1,553)	$(119)	$(1,672)
MS	Stamps.com, Inc.	USD	(8,666)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	8,332	19	8,351
MS	Stamps.com, Inc.	USD	(6,349)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	8,608	17	8,625
MS	Standard Chartered PLC	GBP	(27,132)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	2,740	(574)	2,166
MS	Standard Chartered PLC	GBP	(3,843)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(85)	(81)	(166)
MS	Standard Chartered PLC	GBP	(2,688)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(155)	(57)	(212)
MS	Standard Chartered PLC	GBP	(2,709)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(271)	(57)	(328)
MS	Standard Chartered PLC	GBP	(2,758)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(334)	(59)	(393)
MS	Standard Chartered PLC	GBP	(2,485)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(625)	(53)	(678)
MS	Standard Chartered PLC	GBP	(1,834)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(585)	(39)	(624)
MS	Standard Chartered PLC	GBP	(2,996)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(799)	(64)	(863)
MS	State Street Corp.	USD	(16,983)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	576	19	595
MS	State Street Corp.	USD	(14,209)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	524	15	539
MS	State Street Corp.	USD	(16,509)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(363)	17	(346)
MS	Sterling BanCorp	USD	(11,503)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	818	14	832
MS	Stroeer SE & Co KGaA	EUR	(14,882)	11/18/2019	(2.99)%	(2.63)%	1M EURIBOR	1M/T	(2,789)	(6)	(2,795)
MS	Stroeer SE & Co KGaA	EUR	(15,304)	11/18/2019	(2.99)%	(2.63)%	1M EURIBOR	1M/T	(2,783)	(24)	(2,807)
MS	SVB Financial Group	USD	(503)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	113	1	114
MS	SVB Financial Group	USD	(13,593)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	4,158	20	4,178
MS	SVB Financial Group	USD	(15,103)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	3,900	21	3,921
MS	SVB Financial Group	USD	(17,620)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(1,573)	18	(1,555)

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	SVB Financial Group	USD	(21,900)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	$(5,402)	$18	$(5,384)
MS	Sysmex Corp.	JPY	(3,176,000)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	15,502	(166)	15,336
MS	Sysmex Corp.	JPY	(635,200)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	(884)	(32)	(916)
MS	T Rowe Price Group, Inc.	USD	(16,448)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(745)	16	(729)
MS	T Rowe Price Group, Inc.	USD	(17,200)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(1,219)	17	(1,202)
MS	Tableau Software, Inc.	USD	(42,999)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(8,407)	38	(8,369)
MS	Takeaway.com NV	EUR	(15,954)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(3,993)	(6)	(3,999)
MS	Takeaway.com NV	EUR	(15,263)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(2,862)	(6)	(2,868)
MS	Takeaway.com NV	EUR	(14,343)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(1,013)	(6)	(1,019)
MS	Tapestry, Inc.	USD	(13,553)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	4,269	20	4,289
MS	Tapestry, Inc.	USD	(13,908)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	4,596	20	4,616
MS	Tapestry, Inc.	USD	(14,199)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	1,058	17	1,075
MS	Tapestry, Inc.	USD	(12,488)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	903	15	918
MS	TD Ameritrade Holding Corp.	USD	(77,608)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	8,433	95	8,528
MS	TDK Corp.	JPY	(969,000)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	(839)	(74)	(913)
MS	TDK Corp.	JPY	(969,000)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	(893)	(74)	(967)
MS	TDK Corp.	JPY	(969,000)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	31	(2)	29
MS	TDK Corp.	JPY	(969,000)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	49	(1)	48
MS	Technicolor SA	EUR	(3,818)	11/18/2019	(5.37)%	(5.00)%	1M EURIBOR	1M/T	1,636	(37)	1,599
MS	Teladoc Health, Inc.	USD	(13,651)	11/18/2019	1.60%	(0.87)%	1M USD LIBOR	1M/T	4,311	18	4,329
MS	Teladoc Health, Inc.	USD	(13,765)	11/18/2019	1.80%	(0.67)%	1M USD LIBOR	1M/T	4,855	18	4,873

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Teladoc Health, Inc.	USD	(14,334)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	$2,594	$17	$2,611
MS	Teladoc Health, Inc.	USD	(12,514)	11/18/2019	1.57%	(0.90)%	1M USD LIBOR	1M/T	265	10	275
MS	Telecom Italia SpA	EUR	(7,460)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	3,157	(6)	3,151
MS	Texas Capital Bancshares, Inc.	USD	(25,180)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	12,278	41	12,319
MS	Texas Capital Bancshares, Inc.	USD	(10,810)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	4,895	17	4,912
MS	Texas Capital Bancshares, Inc.	USD	(12,946)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	5,293	20	5,313
MS	Texas Capital Bancshares, Inc.	USD	(3,625)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	1,359	6	1,365
MS	Texas Capital Bancshares, Inc.	USD	(1,877)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	615	3	618
MS	Texas Capital Bancshares, Inc.	USD	(14,564)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(346)	16	(330)
MS	Thyssenkrupp AG	EUR	(25,659)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	22,995	(25)	22,970
MS	Thyssenkrupp AG	EUR	(8,135)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	6,047	(7)	6,040
MS	Thyssenkrupp AG	EUR	(3,898)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	2,189	(3)	2,186
MS	Thyssenkrupp AG	EUR	(9,201)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	821	(5)	816
MS	Tokyo Tatemono Co. Ltd.	JPY	(1,000,800)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	900	(3)	897
MS	Tokyu Fudosan Holdings Corp.	JPY	(1,001,600)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	368	(118)	250
MS	Tokyu Fudosan Holdings Corp.	JPY	(1,064,200)	11/18/2019	(1.35)%	(1.25)%	1M JPY LIBOR	1M/T	620	(130)	490
MS	Tokyu Fudosan Holdings Corp.	JPY	(1,126,800)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	(21)	(3)	(24)
MS	Tokyu Fudosan Holdings Corp.	JPY	(1,064,200)	11/18/2019	(1.34)%	(1.25)%	1M JPY LIBOR	1M/T	285	(1)	284
MS	TOTO Ltd.	JPY	(938,000)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	(920)	(83)	(1,003)
MS	TOTO Ltd.	JPY	(1,407,000)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	(1,137)	(125)	(1,262)
MS	TOTO Ltd.	JPY	(938,000)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	(1,440)	(83)	(1,523)

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Transocean Ltd.	USD	(1,886)	11/18/2019	1.72%	(0.75)%	1M USD LIBOR	1M/T	$754	$3	$757
MS	Transocean Ltd.	USD	(19,210)	11/18/2019	1.78%	(0.69)%	1M USD LIBOR	1M/T	(1,751)	9	(1,742)
MS	Transocean Ltd.	USD	(10,493)	11/18/2019	1.71%	(0.76)%	1M USD LIBOR	1M/T	6,960	18	6,978
MS	Transocean Ltd.	USD	(11,837)	11/18/2019	1.91%	(0.56)%	1M USD LIBOR	1M/T	5,562	18	5,580
MS	Transocean Ltd.	USD	(12,301)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	5,420	19	5,439
MS	Transocean Ltd.	USD	(13,118)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	6,782	21	6,803
MS	TreeHouse Foods, Inc.	USD	(11,788)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(3,479)	9	(3,470)
MS	Treehouse Foods, Inc.	USD	(1,273)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(357)	1	(356)
MS	TripAdvisor, Inc.	USD	(14,851)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	168	17	185
MS	TripAdvisor, Inc.	USD	(20,227)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(2,066)	20	(2,046)
MS	TripAdvisor, Inc.	USD	(19,748)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(2,069)	19	(2,050)
MS	TripAdvisor, Inc.	USD	(15,490)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(1,620)	15	(1,605)
MS	Tripadvisor, Inc.	USD	(1,490)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	2	2	4
MS	Tullow Oil PLC	GBP	(7,151)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	806	(307)	499
MS	Tullow Oil PLC	GBP	(7,417)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	836	2	838
MS	Twilio, Inc.	USD	(23,588)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(14,306)	10	(14,296)
MS	Twilio, Inc.	USD	(30,857)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(13,805)	19	(13,786)
MS	Twilio, Inc.	USD	(37,165)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(18,283)	21	(18,262)
MS	Twitter, Inc.	USD	(7,583)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(1,117)	7	(1,110)
MS	Twitter, Inc.	USD	(20,274)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(2,691)	19	(2,672)
MS	Twitter, Inc.	USD	(18,718)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(2,897)	17	(2,880)

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Twitter, Inc.	USD	(16,722)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	$(2,873)	$15	$(2,858)
MS	Ubisoft Entertainment SA	EUR	(6,293)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	625	(4)	621
MS	Ubisoft Entertainment SA	EUR	(9,780)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	561	(6)	555
MS	Ubisoft Entertainment SA	EUR	(2,721)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(243)	(1)	(244)
MS	Ubisoft Entertainment SA	EUR	(12,161)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(926)	(5)	(931)
MS	Ubisoft Entertainment SA	EUR	(13,776)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(1,086)	(6)	(1,092)
MS	UniCredit SpA	EUR	(41,614)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	6,797	(29)	6,768
MS	UniCredit SpA	EUR	(5,561)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	1,088	(4)	1,084
MS	UniCredit SpA	EUR	(5,536)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	425	(4)	421
MS	UniCredit SpA	EUR	(3,206)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	(94)	(2)	(96)
MS	UniCredit SpA	EUR	(3,119)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	(300)	(2)	(302)
MS	Unione di Banche Italiane SpA	EUR	(14,097)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	(1,996)	(7)	(2,003)
MS	United Continental Holdings, Inc.	USD	(96,413)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(20,991)	83	(20,908)
MS	United Rentals, Inc.	USD	(21,984)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(4,137)	20	(4,117)
MS	United Rentals, Inc.	USD	(19,165)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(2,904)	18	(2,886)
MS	United Rentals, Inc.	USD	(17,051)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(3,760)	15	(3,745)
MS	United Rentals, Inc.	USD	(22,265)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(5,749)	18	(5,731)
MS	Uniti Group, Inc.	USD	(8,968)	11/18/2019	1.77%	(0.70)%	1M USD LIBOR	1M/T	7,477	16	7,493
MS	Uniti Group, Inc.	USD	(5,649)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	3,163	9	3,172
MS	Vail Resorts, Inc.	USD	(16,935)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(1,216)	16	(1,200)

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Vail Resorts, Inc.	USD	(17,164)	11/18/2019	2.03%	(0.45)%	1M USD LIBOR	1M/T	$(1,060)	$8	$(1,052)
MS	Vail Resorts, Inc.	USD	(17,164)	11/18/2019	2.03%	(0.45)%	1M USD LIBOR	1M/T	(1,197)	5	(1,192)
MS	Valeo SA	EUR	(11,200)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	3,238	(8)	3,230
MS	Visteon Corp.	USD	(12,808)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	3,266	18	3,284
MS	Visteon Corp.	USD	(13,336)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	2,267	17	2,284
MS	Vulcan Materials Co.	USD	(37,959)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	332	42	374
MS	Vulcan Materials Co.	USD	(21,060)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(3,901)	19	(3,882)
MS	Wabtec Corp.	USD	(8,518)	11/18/2019	1.92%	(0.55)%	1M USD LIBOR	1M/T	2,620	12	2,632
MS	Wabtec Corp.	USD	(15,555)	11/18/2019	1.56%	(0.91)%	1M USD LIBOR	1M/T	(398)	12	(386)
MS	Wabtec Corp.	USD	(1,259)	2/26/2020	2.02%	(0.45)%	1M USD LIBOR	1M/T	118	2	120
MS	Welcia Holdings Co. Ltd.	JPY	(437,500)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	936	(20)	916
MS	Welcia Holdings Co. Ltd.	JPY	(875,000)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	2,715	(41)	2,674
MS	Western Alliance BanCorp	USD	(2,341)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	594	3	597
MS	Western Alliance BanCorp	USD	(14,860)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	2,968	20	2,988
MS	Western Alliance BanCorp	USD	(15,576)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	3,017	20	3,037
MS	Western Alliance BanCorp	USD	(17,535)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	199	20	219
MS	Western Alliance BanCorp	USD	(956)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(33)	1	(32)
MS	Workday, Inc.	USD	(39,687)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(14,519)	28	(14,491)
MS	WPP PLC	GBP	(12,883)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	4,838	5	4,843
MS	Wynn Resorts Ltd.	USD	(8,667)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	52	10	62
MS	Wynn Resorts Ltd.	USD	(23,401)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(4,130)	21	(4,109)

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Wynn Resorts Ltd.	USD	(21,379)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	$(3,941)	$19	$(3,922)
MS	Wynn Resorts Ltd.	USD	(16,034)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(4,636)	13	(4,623)
MS	XPO Logistics, Inc.	USD	(19,539)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(4,545)	17	(4,528)
MS	XPO Logistics, Inc.	USD	(20,560)	11/18/2019	1.56%	(0.91)%	1M USD LIBOR	1M/T	(5,057)	12	(5,045)
MS	Yaskawa Electric Corp.	JPY	(1,228,500)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	(2,577)	(72)	(2,649)
MS	Yaskawa Electric Corp.	JPY	(1,638,000)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	(2,969)	(97)	(3,066)
MS	Yaskawa Electric Corp.	JPY	(1,228,500)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	(2,294)	(2)	(2,296)
MS	Zalando SE	EUR	(48,818)	11/18/2019	(1.87)%	1.50%	1M EURIBOR	1M/T	4,680	(85)	4,595
MS	Zalando SE	EUR	(17,028)	11/18/2019	(1.87)%	1.50%	1M EURIBOR	1M/T	(3,443)	(22)	(3,465)
MS	Zalando SE	EUR	(2,852)	11/18/2019	(1.87)%	1.50%	1M EURIBOR	1M/T	(737)	(4)	(741)
MS	Zendesk, Inc.	USD	(76,632)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(27,488)	54	(27,434)
MS	Zendesk, Inc.	USD	(6,671)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	(2,920)	4	(2,916)
MS	Zillow Group, Inc.	USD	(12,592)	11/18/2019	1.92%	(0.55)%	1M USD LIBOR	1M/T	2,331	16	2,347
MS	Zillow Group, Inc.	USD	(13,160)	11/18/2019	1.82%	(0.65)%	1M USD LIBOR	1M/T	2,503	15	2,518
MS	Zillow Group, Inc.	USD	(13,393)	11/18/2019	1.82%	(0.65)%	1M USD LIBOR	1M/T	1,682	13	1,695
MS	Zillow Group, Inc.	USD	(17,034)	11/18/2019	1.93%	(0.54)%	1M USD LIBOR	1M/T	(1,314)	7	(1,307)
MS	Zogenix, Inc.	USD	(11,541)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	4,530	17	4,547
MS	Zogenix, Inc.	USD	(11,658)	11/18/2019	2.02%	(0.45)%	1M USD LIBOR	1M/T	4,453	17	4,470
MS	ZOZO, Inc.	JPY	(2,358,000)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	19,589	(120)	19,469
MS	ZOZO, Inc.	JPY	(589,500)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	3,322	(30)	3,292
MS	ZOZO, Inc.	JPY	(589,500)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	2,296	(29)	2,267
Total									$30,890	$(8,035)	$22,855
See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

(a)  The Fund pays a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and receives the total return on the reference entity.

(b)  Effective rate at April 30, 2019.

(c)  The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and pays the total return on the reference entity.

For the six months ended April 30, 2019, the average notional value of total return swaps for the Fund was $9,974,370 for long positions and $(10,165,415) for short positions.

At April 30, 2019, the Fund had cash collateral of $2,160,000 deposited in a segregated account for Morgan Stanley Capital Services LC to cover collateral requirements on over-the-counter derivatives.

Written option contracts ("options written")

At April 30, 2019, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
S&P 500 Index	15	$(4,418,745)	$2,820	5/17/2019	$(8,100)
S&P 500 Index	15	(4,418,745)	2,870	5/24/2019	(19,275)
					(27,375)
Options on Exchange-Traded Futures Contracts
U.S. Treasury Long Bond Future Option	5	(735,750)	145	5/24/2019	(703)
U.S. Treasury Long Bond Future Option	5	(731,300)	146	6/21/2019	(4,531)
					(5,234)
Total options written (premium received ($53,649)					$(32,609)

For the six months ended April 30, 2019, the Fund had an average market value of $(29,536) in options written.

At April 30, 2019, the Fund had $1,072,587 deposited in a segregated account to cover collateral requirements for options written.

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's investments as of April 30, 2019:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Japan	$—	$1,514	$—	$1,514
Other Common Stocks(a)	3,845	—	—	3,845
Total Common Stocks	3,845	1,514	—	5,359
Short-Term Investments	—	4,909	—	4,909
Total Investments	$3,845	$6,423	$—	$10,268

(a)  The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

See Notes to Financial Statements

Consolidated Schedule of Investments Multi-Style Premia Fund^ (Unaudited) (cont'd)

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's derivatives as of April 30, 2019:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$195	$—	$—	$195
Liabilities	(37)	—	—	(37)
Forward Contracts(a)
Assets	—	124	—	124
Liabilities	—	(94)	—	(94)
Swaps
Assets	—	2,005	—	2,005
Liabilities	—	(1,167)	—	(1,167)
Options Written
Liabilities	(33)	—	—	(33)
Total	$125	$868	$—	$993

(a)  Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a "—", either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund^ (Unaudited) April 30, 2019

PRINCIPAL AMOUNT	VALUE
(000's omitted)	(000's omitted)
U.S. Treasury Obligations 99.4%
	U.S. Treasury Notes
$49,000	0.88%, due 6/15/2019—9/15/2019	$48,815	(a)
49,800	1.38%, due 12/15/2019—9/15/2020	49,324
23,900	1.50%, due 6/15/2020	23,671
29,400	1.63%, due 3/15/2020—6/30/2020	29,193
45,500	1.88%, due 12/15/2020	45,191	(a)
32,000	2.38%, due 3/15/2021	32,050
28,200	2.63%, due 6/15/2021—12/15/2021	28,414
24,300	2.75%, due 9/15/2021	24,582
	Total U.S. Treasury Obligations (Cost $280,696)	281,240
NUMBER OF SHARES
Short-Term Investments 0.8%
Investment Companies 0.8%
2,196,032	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.37%(b) (Cost $2,196)	2,196	(c)
	Total Investments 100.2% (Cost $282,892)	283,436
	Liabilities Less Other Assets (0.2)%	(506	)(d)
	Net Assets 100.0%	$282,930

(a)  All or a portion of the security is pledged as collateral for options written.

(b)  Represents 7-day effective yield as of April 30, 2019.

(c)  All or a portion of this security is segregated in connection with obligations for options written with a total value of approximately $2,196,000.

(d)  Includes the impact of the Fund's open positions in derivatives at April 30, 2019.

See Notes to Financial Statements

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund^ (Unaudited) (cont'd)

Derivative Instruments

Written option contracts ("options written")

At April 30, 2019, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
Russell 2000 Index	48	$(7,637,813)	$1,560	5/3/2019	$(7,560)
Russell 2000 Index	3	(477,363)	1,570	5/3/2019	(780)
Russell 2000 Index	15	(2,386,817)	1,575	5/3/2019	(5,175)
Russell 2000 Index	24	(3,818,906)	1,575	5/10/2019	(21,600)
Russell 2000 Index	43	(6,842,207)	1,580	5/10/2019	(44,505)
Russell 2000 Index	57	(9,069,903)	1,565	5/17/2019	(58,710)
Russell 2000 Index	7	(1,113,848)	1,580	5/17/2019	(10,010)
Russell 2000 Index	6	(954,727)	1,555	5/24/2019	(7,080)
Russell 2000 Index	4	(636,484)	1,575	5/24/2019	(6,700)
Russell 2000 Index	57	(9,069,903)	1,585	5/24/2019	(113,715)
Russell 2000 Index	6	(954,727)	1,585	5/31/2019	(13,680)
Russell 2000 Index	1	(159,121)	1,600	5/31/2019	(2,885)
S&P 500 Index	46	(13,550,818)	2,870	5/3/2019	(4,715)
S&P 500 Index	20	(5,891,660)	2,890	5/3/2019	(3,250)
S&P 500 Index	2	(589,166)	2,910	5/3/2019	(590)
S&P 500 Index	6	(1,767,498)	2,915	5/3/2019	(2,070)
S&P 500 Index	13	(3,829,579)	2,875	5/10/2019	(6,890)
S&P 500 Index	38	(11,194,154)	2,880	5/10/2019	(21,660)
S&P 500 Index	47	(13,845,401)	2,890	5/10/2019	(31,020)
S&P 500 Index	111	(32,698,713)	2,900	5/10/2019	(86,580)
S&P 500 Index	170	(50,079,110)	2,900	5/17/2019	(215,900)
S&P 500 Index	30	(8,837,490)	2,905	5/17/2019	(40,650)
S&P 500 Index	12	(3,534,996)	2,905	5/24/2019	(22,320)
S&P 500 Index	26	(7,659,158)	2,925	5/24/2019	(60,710)
S&P 500 Index	168	(49,489,944)	2,930	5/24/2019	(416,640)
S&P 500 Index	4	(1,178,332)	2,930	5/31/2019	(11,460)
S&P 500 Index	45	(13,256,235)	2,935	5/31/2019	(132,750)
S&P 500 Index	92	(27,101,636)	2,945	5/31/2019	(310,960)
Total options written (premium received $3,305,339)					$(1,660,565)

For the six months ended April 30, 2019, the Fund had an average market value of $(2,789,817) in options written. The Fund had securities pledged in the amount of $70,342,194 to cover collateral requirements for options written.

See Notes to Financial Statements

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund^ (Unaudited) (cont'd)

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's investments as of April 30, 2019:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$281,240	$—	$281,240
Short-Term Investments	—	2,196	—	2,196
Total Investments	$—	$283,436	$—	$283,436

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's derivatives as of April 30, 2019:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(1,661)	$—	$—	$(1,661)
Total	$(1,661)	$—	$—	$(1,661)

^  A balance indicated with a "—", either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Statements of Assets and Liabilities (Unaudited)

Neuberger Berman Alternative Funds
(000's omitted except per share amounts)

	COMMODITY STRATEGY FUND**	GLOBAL ALLOCATION FUND	HEDGED OPTION PREMIUM STRATEGY FUND	LONG SHORT FUND
	April 30, 2019	April 30, 2019	April 30, 2019	April 30, 2019
Assets
Investments in securities, at value*†(Notes A & F)—see Schedule of Investments:
Unaffiliated issuers(a)	$144,631	$9,295	$19,224	$2,561,910
Affiliated issuers(b)	—	7,806	—	—
	144,631	17,101	19,224	2,561,910
Cash	—	—	—	—
Foreign currency(c)	—	4	—	—
Cash collateral segregated for short sales (Note A)	—	—	—	497,739
Cash collateral segregated for futures contracts (Note A)	6,981	222	—	40,212
Cash collateral segregated for option contracts (Note A)	—	—	—	—
Cash collateral segregated for over-the-counter derivatives (Note A)	—	—	—	23,030
Receivable from broker	—	—	—	30
Dividends and interest receivable	482	41	86	6,285
Receivable for securities sold	—	345	—	30,949
Receivable for Fund shares sold	384	—	—	3,718
Receivable from Management—net (Note B)	48	30	22	—
Receivable for securities lending income (Note A)	—	—	—	157
Receivable for accumulated variation margin on futures contracts (Note A)	732	—	—	—
Over-the-counter swap contracts, at value (Note A)	—	5	—	73
Receivable for forward foreign currency contracts (Note A)	—	195	—	—
Prepaid expenses and other assets	24	42	41	132
Total Assets	153,282	17,985	19,373	3,164,235
Liabilities
Investments sold short, at value(d) (Note A)	—	—	—	423,666
Over-the-counter swap contracts, at value (Note A)	—	—	—	17,908
Dividends and interest payable for short sales	—	—	—	768
Payable to investment manager—net (Notes A & B)	63	3	7	2,386
Option contracts written, at value(e) (Note A)	—	12	117	5,737
Due to custodian	—	—	5	—
Payable for securities purchased	1,000	1,375	—	13,920
Payable for Fund shares redeemed	25	11	19	2,908
Payable to administrator—net (Note B)	—	—	—	403
Payable to trustees	2	—	—	1
Payable for loaned securities collateral (Note A)	—	—	—	47,374
Payable for accumulated variation margin on futures contracts (Note A)	—	5	—	20,687
Payable for forward foreign currency contracts (Note A)	—	186	—	—
Distributions payable	—	—	—	—
Accrued expenses and other payables	87	88	58	241
Total Liabilities	1,177	1,680	206	535,999
Net Assets	$152,105	$16,305	$19,167	$2,628,236

See Notes to Financial Statements

	MULTI-ASSET INCOME FUND	MULTI-STYLE PREMIA FUND**	U.S. EQUITY INDEX PUTWRITE STRATEGY FUND
	April 30, 2019	April 30, 2019	April 30, 2019
Assets
Investments in securities, at value*†(Notes A & F)—see Schedule of Investments:
Unaffiliated issuers(a)	$21,142	$10,268	$283,436
Affiliated issuers(b)	3,120	—	—
	24,262	10,268	283,436
Cash	—	9	—
Foreign currency(c)	6	10	—
Cash collateral segregated for short sales (Note A)	—	—	—
Cash collateral segregated for futures contracts (Note A)	241	340	—
Cash collateral segregated for option contracts (Note A)	—	1,073	—
Cash collateral segregated for over-the-counter derivatives (Note A)	—	2,160	—
Receivable from broker	—	—	—
Dividends and interest receivable	106	48	1,282
Receivable for securities sold	460	114	159
Receivable for Fund shares sold	—	—	69
Receivable from Management—net (Note B)	18	43	—
Receivable for securities lending income (Note A)	—	—	—
Receivable for accumulated variation margin on futures contracts (Note A)	—	158	—
Over-the-counter swap contracts, at value (Note A)	7	2,005	—
Receivable for forward foreign currency contracts (Note A)	220	124	—
Prepaid expenses and other assets	42	56	54
Total Assets	25,362	16,408	285,000
Liabilities
Investments sold short, at value(d) (Note A)	—	—	—
Over-the-counter swap contracts, at value (Note A)	—	1,167	—
Dividends and interest payable for short sales	—	—	—
Payable to investment manager—net (Notes A & B)	7	8	105
Option contracts written, at value(e) (Note A)	26	33	1,661
Due to custodian	—	—	—
Payable for securities purchased	2,652	165	6
Payable for Fund shares redeemed	37	—	207
Payable to administrator—net (Note B)	—	—	18
Payable to trustees	2	2	2
Payable for loaned securities collateral (Note A)	—	—	—
Payable for accumulated variation margin on futures contracts (Note A)	6	—	—
Payable for forward foreign currency contracts (Note A)	207	94	—
Distributions payable	16	—	—
Accrued expenses and other payables	85	81	71
Total Liabilities	3,038	1,550	2,070
Net Assets	$22,324	$14,858	$282,930

Statements of Assets and Liabilities (Unaudited) (cont'd)

Neuberger Berman Alternative Funds (cont'd)
(000's omitted except per share amounts)

	COMMODITY STRATEGY FUND**	GLOBAL ALLOCATION FUND	HEDGED OPTION PREMIUM STRATEGY FUND	LONG SHORT FUND
	April 30, 2019	April 30, 2019	April 30, 2019	April 30, 2019
Net Assets consist of:
Paid-in capital	$168,474	$15,342	$20,565	$2,225,095
Total distributable earnings/(losses)	(16,369)	963	(1,398)	403,141
Net Assets	$152,105	$16,305	$19,167	$2,628,236
Net Assets
Institutional Class	$114,212	$11,592	$17,275	$2,499,926
Class A	37,869	2,597	35	58,668
Class C	24	2,089	32	69,642
Class R6	—	27	1,825	—
Shares Outstanding ($.001 par value; unlimited shares authorized)
Institutional Class	19,232	1,020	738	175,044
Class A	6,491	230	1	4,117
Class C	4	190	1	4,910
Class R6	—	2	78	—
Net Asset Value, offering and redemption price per share
Institutional Class	$5.94	$11.36	$23.40	$14.28
Class R6	—	11.36	23.40	—
Net Asset Value and redemption price per share
Class A	$5.83	$11.29	$23.39	$14.25
Offering Price per share
Class A‡	$6.19	$11.98	$24.82	$15.12
Net Asset Value and offering price per share
Class C^	$5.63	$10.98	$23.25	$14.18
†Securities on loan, at value:
Unaffiliated issuers	$—	$—	$—	$46,293
*Cost of Investments:
(a) Unaffiliated issuers	$144,481	$8,761	$19,223	$2,105,864
(b) Affiliated issuers	—	7,276	—	—
Total cost of investments	$144,481	$16,037	$19,223	$2,105,864
(c) Total cost of foreign currency	$—	$3	$—	$—
(d) Proceeds from investments sold short	$—	$—	$—	$407,615
(e) Premium received from option contracts written	$—	$15	$160	$6,474

**  Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.

‡  On single retail sales of less than $50,000. On sales of $50,000 or more or in certain other circumstances described in the Fund's prospectus, offering price is reduced.

^  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements

	MULTI-ASSET INCOME FUND	MULTI-STYLE PREMIA FUND**	U.S. EQUITY INDEX PUTWRITE STRATEGY FUND
	April 30, 2019	April 30, 2019	April 30, 2019
Net Assets consist of:
Paid-in capital	$22,064	$15,694	$275,948
Total distributable earnings/(losses)	260	(836)	6,982
Net Assets	$22,324	$14,858	$282,930
Net Assets
Institutional Class	$16,952	$14,736	$231,620
Class A	638	76	25,797
Class C	743	23	1,002
Class R6	3,991	23	24,511
Shares Outstanding ($.001 par value; unlimited shares authorized)
Institutional Class	1,710	630	21,101
Class A	64	3	2,353
Class C	75	1	92
Class R6	403	1	2,231
Net Asset Value, offering and redemption price per share
Institutional Class	$9.92	$23.38	$10.98
Class R6	9.92	23.38	10.98
Net Asset Value and redemption price per share
Class A	$9.92	$23.31	$10.96
Offering Price per share
Class A‡	$10.36	$24.73	$11.63
Net Asset Value and offering price per share
Class C^	$9.91	$23.27	$10.84
†Securities on loan, at value:
Unaffiliated issuers	$—	$—	$—
*Cost of Investments:
(a) Unaffiliated issuers	$20,502	$10,321	$282,892
(b) Affiliated issuers	3,143	—	—
Total cost of investments	$23,645	$10,321	$282,892
(c) Total cost of foreign currency	$6	$10	$—
(d) Proceeds from investments sold short	$—	$—	$—
(e) Premium received from option contracts written	$32	$54	$3,305

Statements of Operations (Unaudited)

Neuberger Berman Alternative Funds
(000's omitted)

	COMMODITY STRATEGY FUND(a)	GLOBAL ALLOCATION FUND	HEDGED OPTION PREMIUM STRATEGY FUND	LONG SHORT FUND
	For the Six Months Ended April 30, 2019	For the Six Months Ended April 30, 2019	For the Six Months Ended April 30, 2019	For the Six Months Ended April 30, 2019
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$—	$64	$—	$17,565
Dividend income—affiliated issuers (Note F)	—	139	—	—
Interest and other income—unaffiliated issuers	1,933	61	202	9,824
Income from securities loaned-net	—	—	—	510
Foreign taxes withheld	—	(2)	—	(355)
Total income	$1,933	$262	$202	$27,544
Expenses:
Investment management fees (Note B)	347	46	44	14,595
Administration fees (Note B):
Institutional Class	73	9	13	1,856
Class A	54	3	—	100
Class C	—	3	—	92
Class R6	—	—	1	—
Distribution fees (Note B):
Class A	52	3	—	96
Class C	—	11	—	354
Shareholder servicing agent fees:
Institutional Class	1	—	—	70
Class A	8	—	—	4
Class C	—	—	—	4
Subsidiary Administration Fees	25	—	—	—
Audit fees	40	35	27	18
Custodian and accounting fees	49	87	45	228
Insurance expense	2	—	—	53
Legal fees	44	40	35	54
Registration and filing fees	31	32	31	154
Shareholder reports	17	1	—	105
Trustees' fees and expenses	22	20	20	26
Dividend and interest expense on securities sold short (Note A)	—	—	—	3,143
Interest expense	1	1	—	8
Miscellaneous	9	4	2	111
Total expenses	775	295	218	21,071

See Notes to Financial Statements

	MULTI-ASSET INCOME FUND	MULTI-STYLE PREMIA FUND(a)	U.S. EQUITY INDEX PUTWRITE STRATEGY FUND
	For the Six Months Ended April 30, 2019	For the Six Months Ended April 30, 2019	For the Six Months Ended April 30, 2019
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$230	$97	$—
Dividend income—affiliated issuers (Note F)	111	—	—
Interest and other income—unaffiliated issuers	138	56	3,070
Income from securities loaned-net	—	—	—
Foreign taxes withheld	(6)	(10)	—
Total income	$473	$143	$3,070
Expenses:
Investment management fees (Note B)	49	48	601
Administration fees (Note B):
Institutional Class	12	11	165
Class A	1	—	29
Class C	1	—	1
Class R6	1	—	6
Distribution fees (Note B):
Class A	1	—	28
Class C	3	—	6
Shareholder servicing agent fees:
Institutional Class	1	—	7
Class A	—	—	—
Class C	—	—	—
Subsidiary Administration Fees	—	25	—
Audit fees	35	27	27
Custodian and accounting fees	86	110	51
Insurance expense	—	—	6
Legal fees	39	26	40
Registration and filing fees	21	48	55
Shareholder reports	—	10	2
Trustees' fees and expenses	22	13	22
Dividend and interest expense on securities sold short (Note A)	—	—	—
Interest expense	1	—	—
Miscellaneous	6	7	18
Total expenses	279	325	1,064

Statements of Operations (Unaudited) (cont'd)

Neuberger Berman Alternative Funds (cont'd)
(000's omitted)

	COMMODITY STRATEGY FUND(a)	GLOBAL ALLOCATION FUND	HEDGED OPTION PREMIUM STRATEGY FUND	LONG SHORT FUND
	For the Six Months Ended April 30, 2019	For the Six Months Ended April 30, 2019	For the Six Months Ended April 30, 2019	For the Six Months Ended April 30, 2019
Expenses reimbursed by Management (Note B)	(186)	(214)	(155)	—
Investment management fees waived (Note A)	—	(25)	—	—
Total net expenses	589	56	63	21,071
Net investment income/(loss)	$1,344	$206	$139	$6,473
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	(83)	(52)	(210)	65,579
Transactions in investment securities of affiliated issuers	—	(180)	—	—
Realized gain distributions from affiliated issuers	—	96	—	—
Settlement of forward foreign currency contracts	—	(16)	—	—
Settlement of foreign currency transactions	—	(1)	—	(28)
Expiration or closing of futures contracts	(12,106)	(44)	—	14,016
Expiration or closing of option contracts written	—	(32)	(483)	3,900
Expiration or closing of swap contracts	—	(20)	—	(11,749)
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	205	484	190	113,017
Investment securities of affiliated issuers	—	564	—	—
Short positions of unaffiliated issuers	—	—	—	(35,072)
Forward foreign currency contracts	—	4	—	—
Foreign currency translations	—	5	—	—
Futures contracts	7,576	37	—	(51,682)
Option contracts written	—	(1)	32	2,481
Swap contracts	—	9	—	(17,892)
Net gain/(loss) on investments	(4,408)	853	(471)	82,570
Net increase/(decrease) in net assets resulting from operations	$(3,064)	$1,059	$(332)	$89,043

(a)  Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.

See Notes to Financial Statements

	MULTI-ASSET INCOME FUND	MULTI-STYLE PREMIA FUND(a)	U.S. EQUITY INDEX PUTWRITE STRATEGY FUND
	For the Six Months Ended April 30, 2019	For the Six Months Ended April 30, 2019	For the Six Months Ended April 30, 2019
Expenses reimbursed by Management (Note B)	(200)	(253)	(152)
Investment management fees waived (Note A)	(11)	—	—
Total net expenses	68	72	912
Net investment income/(loss)	$405	$71	$2,158
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	(30)	(268)	(96)
Transactions in investment securities of affiliated issuers	(83)	—	—
Realized gain distributions from affiliated issuers	—	—	—
Settlement of forward foreign currency contracts	(20)	16	—
Settlement of foreign currency transactions	—	(7)	—
Expiration or closing of futures contracts	(63)	(425)	—
Expiration or closing of option contracts written	(28)	(8)	5,550
Expiration or closing of swap contracts	(23)	(204)	—
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	806	416	2,202
Investment securities of affiliated issuers	182	—	—
Short positions of unaffiliated issuers	—	—	—
Forward foreign currency contracts	8	56	—
Foreign currency translations	4	(1)	—
Futures contracts	22	234	—
Option contracts written	3	(7)	2,044
Swap contracts	11	115	—
Net gain/(loss) on investments	789	(83)	9,700
Net increase/(decrease) in net assets resulting from operations	$1,194	$(12)	$11,858

Statements of Changes in Net Assets

Neuberger Berman Alternative Funds
(000's omitted)

	COMMODITY STRATEGY FUND(a)		GLOBAL ALLOCATION FUND		HEDGED OPTION PREMIUM STRATEGY FUND
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$1,344	$1,704	$206	$368	$139	$156
Net realized gain/(loss) on investments	(12,189)	8,135	(249)	773	(693)	(757)
Change in net unrealized appreciation/(depreciation) of investments	7,781	(9,247)	1,102	(1,835)	222	(168)
Net increase/(decrease) in net assets resulting from operations	(3,064)	592	1,059	(694)	(332)	(769)
Distributions to Shareholders From (Note A):
Distributable earnings:
Institutional Class	(2,316)	(3,165)	(623)	(691)	(117)	(225)
Class A	(1,052)	(1,487)	(119)	(194)	(1)	(1)
Class C	—	(1)	(82)	(125)	—	—
Class R6	—	—	—	—	(12)	(36)
Tax return of capital:
Institutional Class	—	—	—	—	—	—
Class A	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class R6	—	—	—	—	—	—
Total distributions to shareholders	(3,368)	(4,653)	(824)	(1,010)	(130)	(262)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Institutional Class	44,671	33,074	2,441	4,229	10,370	12,489
Class A	6,752	15,377	188	204	11	—
Class C	—	7	70	24	—	—
Class R6	—	—	25	—	—	—

See Notes to Financial Statements

	LONG SHORT FUND		MULTI-ASSET INCOME FUND		MULTI-STYLE PREMIA FUND(a)
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Period from May 18, 2018 (Commencement of Operations) to October 31, 2018
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$6,473	$6,266	$405	$771	$71	$61
Net realized gain/(loss) on investments	71,718	103,740	(247)	197	(896)	(420)
Change in net unrealized appreciation/(depreciation) of investments	10,852	(24,683)	1,036	(1,419)	813	179
Net increase/(decrease) in net assets resulting from operations	89,043	85,323	1,194	(451)	(12)	(180)
Distributions to Shareholders From (Note A):
Distributable earnings:
Institutional Class	(137,308)	—	(355)	(624)	(812)	—
Class A	(5,413)	—	(12)	(22)	(4)	—
Class C	(3,934)	—	(11)	(17)	(1)	—
Class R6	—	—	(84)	(143)	(1)	—
Tax return of capital:
Institutional Class	—	—	—	(124)	—	—
Class A	—	—	—	(5)	—	—
Class C	—	—	—	(5)	—	—
Class R6	—	—	—	(28)	—	—
Total distributions to shareholders	(146,655)	—	(462)	(968)	(818)	—
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Institutional Class	515,060	1,075,133	950	2,640	128	15,580
Class A	8,291	32,941	57	234	55	25
Class C	1,880	6,391	98	—	—	25
Class R6	—	—	98	—	—	25

Statements of Changes in Net Assets (cont'd)

Neuberger Berman Alternative Funds (cont'd)
(000's omitted)

	COMMODITY STRATEGY FUND(a)		GLOBAL ALLOCATION FUND		HEDGED OPTION PREMIUM STRATEGY FUND
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Proceeds from reinvestment of dividends and distributions:
Institutional Class	2,316	3,133	622	691	117	224
Class A	1,003	1,487	119	193	—	—
Class C	—	1	82	125	—	—
Class R6	—	—	—	—	—	—
Payments for shares redeemed:
Institutional Class	(28,952)	(16,338)	(5,402)	(3,760)	(4,897)	(8,258)
Class A	(15,425)	(9,994)	(616)	(1,156)	—	—
Class C	(7)	(4)	(426)	(804)	—	—
Class R6	—	—	—	—	—	—
Net increase/(decrease) from Fund share transactions	10,358	26,743	(2,897)	(254)	5,601	4,455
Net Increase/(Decrease) in Net Assets	3,926	22,682	(2,662)	(1,958)	5,139	3,424
Net Assets:
Beginning of period	148,179	125,497	18,967	20,925	14,028	10,604
End of period	$152,105	$148,179	$16,305	$18,967	$19,167	$14,028

(a)  Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.

See Notes to Financial Statements

	LONG SHORT FUND		MULTI-ASSET INCOME FUND		MULTI-STYLE PREMIA FUND(a)
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Period from May 18, 2018 (Commencement of Operations) to October 31, 2018
Proceeds from reinvestment of dividends and distributions:
Institutional Class	51,690	—	355	749	808	—
Class A	4,816	—	2	6	—	—
Class C	2,924	—	3	6	—	—
Class R6	—	—	—	—	—	—
Payments for shares redeemed:
Institutional Class	(863,183)	(1,161,349)	(2,581)	(1,972)	(778)	—
Class A	(55,347)	(76,039)	(156)	(77)	—	—
Class C	(11,003)	(22,990)	(34)	(49)	—	—
Class R6	—	—	(98)	—	—	—
Net increase/(decrease) from Fund share transactions	(344,872)	(145,913)	(1,306)	1,537	213	15,655
Net Increase/(Decrease) in Net Assets	(402,484)	(60,590)	(574)	118	(617)	15,475
Net Assets:
Beginning of period	3,030,720	3,091,310	22,898	22,780	15,475	—
End of period	$2,628,236	$3,030,720	$22,324	$22,898	$14,858	$15,475

Statements of Changes in Net Assets (cont'd)

Neuberger Berman Alternative Funds
(000's omitted)

	U.S. EQUITY INDEX PUTWRITE STRATEGY FUND
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$2,158	$3,291
Net realized gain/(loss) on investments	5,454	(567)
Change in net unrealized appreciation/(depreciation) of investments	4,246	(1,935)
Net increase/(decrease) in net assets resulting from operations	11,858	789
Distributions to Shareholders From (Note A):
Distributable earnings:
Institutional Class	(2,373)	(11,110)
Class A	(201)	(327)
Class C	(6)	(46)
Class R6	(227)	(961)
Tax return of capital:
Institutional Class	—	—
Class A	—	—
Class C	—	—
Class R6	—	—
Total distributions to shareholders	(2,807)	(12,444)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Institutional Class	67,805	237,195
Class A	10,511	18,444
Class C	25	957
Class R6	11,113	9,482

See Notes to Financial Statements

Statements of Changes in Net Assets (cont'd)

Neuberger Berman Alternative Funds (cont'd)
(000's omitted)

	U.S. EQUITY INDEX PUTWRITE STRATEGY FUND
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Proceeds from reinvestment of dividends and distributions:
Institutional Class	2,308	10,976
Class A	52	298
Class C	4	35
Class R6	226	961
Payments for shares redeemed:
Institutional Class	(62,943)	(172,560)
Class A	(4,058)	(3,653)
Class C	(229)	(276)
Class R6	(6,026)	(3,941)
Net increase/(decrease) from Fund share transactions	18,788	97,918
Net Increase/(Decrease) in Net Assets	27,839	86,263
Net Assets:
Beginning of period	255,091	168,828
End of period	$282,930	$255,091

See Notes to Financial Statements

Notes to Financial Statements Alternative Fundsß (Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: Neuberger Berman Alternative Funds (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended (the "1933 Act"). Each of Neuberger Berman Commodity Strategy Fund ("Commodity Strategy") (formerly, Neuberger Berman Risk Balanced Commodity Strategy Fund), Neuberger Berman Global Allocation Fund ("Global Allocation"), Neuberger Berman Hedged Option Premium Strategy Fund ("Hedged Option Premium Strategy"), Neuberger Berman Long Short Fund ("Long Short"), Neuberger Berman Multi-Asset Income Fund ("Multi-Asset Income"), Neuberger Berman Multi-Style Premia Fund ("Multi-Style Premia") and Neuberger Berman U.S. Equity Index PutWrite Strategy Fund ("U.S. Equity Index PutWrite Strategy"), (each individually a "Fund," and collectively, the "Funds") is a separate operating series of the Trust. Multi-Style Premia is non-diversified. Under the 1940 Act, the status of a Fund that was registered as non-diversified may, under certain circumstances, change to that of a diversified Fund (Commodity Strategy, Global Allocation and Long Short became diversified in August 2015, December 2013 and December 2014, respectively). Hedged Option Premium Strategy, Multi-Asset Income and U.S. Equity Index PutWrite Strategy are each diversified. Multi-Style Premia had no operations until May 18, 2018, other than matters relating to its organization and its registration of shares under the 1933 Act. Each Fund offers Institutional Class shares, Class A shares and Class C shares. Global Allocation, Hedged Option Premium Strategy, Multi-Asset Income, Multi-Style Premia and U.S. Equity Index PutWrite Strategy also offer Class R6 shares. The Trust's Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", either reflects a zero balance or a balance that rounds to less than $1,000.

The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Neuberger Berman Investment Advisers LLC ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Commodity Strategy invests in commodity-related instruments through Neuberger Berman Cayman Commodity Fund I Ltd. (the "CS Subsidiary"), which is organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Fund and the CS Subsidiary with the intent that Commodity Strategy will remain the sole shareholder of the CS Subsidiary. The CS Subsidiary is governed by its own Board of Directors.

As of April 30, 2019, the value of Commodity Strategy's investment in the CS Subsidiary was as follows:

Investment in CS Subsidiary	Percentage of Net Assets
$25,727,994	16.9%

Multi-Style Premia invests in commodity-related instruments through Neuberger Berman Cayman MSP Fund I Ltd. (the "MSP Subsidiary"), which is organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Fund and the MSP Subsidiary with the intent that Multi-Style Premia will remain the sole shareholder of the MSP Subsidiary. The MSP Subsidiary is governed by its own Board of Directors.

ß Consolidated Notes to Financial Statements for Commodity Strategy and Multi-Style Premia

As of April 30, 2019, the value of Multi-Style Premia's investment in the MSP Subsidiary was as follows:

Investment in MSP Subsidiary	Percentage of Net Assets
$611,731	4.1%

2  Consolidation: The accompanying financial statements of Commodity Strategy and Multi-Style Premia present the consolidated accounts of Commodity Strategy and the CS Subsidiary and Multi-Style Premia and the MSP Subsidiary, respectively. All intercompany accounts and transactions have been eliminated in consolidation.

3  Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of the Funds are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•  Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds' investments (long and short positions) in equity securities, exchange-traded funds ("ETFs"), preferred stocks, master limited partnerships, warrants and exchange-traded options purchased and written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds' investments for long and short positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer quotations, respectively, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available ("Other Market Information").

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

Emerging Markets Debt, Sovereign Debt, and Quasi-Sovereign Debt. Inputs used to value emerging markets debt, sovereign debt and quasi-sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services' networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of total return swaps and total return basket swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value ("NAV") per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds' investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange ("NYSE") is open for business. The Board has approved the use of ICE Data Pricing and Reference Data LLC ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time as of which a Fund's share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund's share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which a Fund's share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

4  Foreign currency translations: The accounting records of the Funds, CS Subsidiary and MSP Subsidiary are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statements of Operations.

5  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as a Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statements of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlements of class action litigation in which Global Allocation, Long Short and Multi-Asset Income participated as a class member. The amounts of such proceeds for the six months ended April 30, 2019 was $2,186, $198,771 and $97 for Global Allocation, Long Short and Multi-Asset Income, respectively.

6  Income tax information: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund, except Multi-Style Premia, to continue to, and the intention of Multi-Style Premia to, qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent a Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

The Funds have adopted the provisions of ASC 740 "Income Taxes" ("ASC 740"). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statements of Operations. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of April 30, 2019, the Funds did not have any unrecognized tax positions.

The CS Subsidiary and the MSP Subsidiary are controlled foreign corporations under the U.S. Internal Revenue Code. As a U.S. shareholder of a controlled foreign corporation, Commodity Strategy and Multi-Style Premia each will include in its taxable income its share of the CS Subsidiary's and the MSP Subsidiary's current earnings and profits (including net realized gains). Any deficit generated by the CS Subsidiary and the MSP Subsidiary will be disregarded for purposes of computing Commodity Strategy's and Multi-Style Premia's taxable income in the current period and also disregarded for all future periods.

At April 30, 2019, selected Fund information for all long security positions, short security positions and derivative instruments (if any) for U.S. federal income tax purposes was as follows:

(000's omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Commodity Strategy	$150,494	$11,232	$10,879	$353
Global Allocation	16,072	1,462	393	1,069
Hedged Option Premium Strategy	19,223	138	91	47
Long Short	2,139,399	486,984	148,622	338,362
Multi-Asset Income	23,581	1,451	736	715
Multi-Style Premia	10,331	2,538	2,301	237
U.S. Equity Index PutWrite Strategy	282,892	3,827	1,239	2,588

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund. The Funds may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.

As determined on October 31, 2018, permanent differences resulting primarily from different book and tax accounting were reclassified at year end. Such differences may be attributed to the tax treatment of one or more of the following: net operating loss written-off, CS Subsidiary and MSP Subsidiary income and gain (loss), nondeductible stock issuance fees, deemed distributions on shareholder redemptions, partnership non-deductible expenses and non-deductible excise tax. These reclassifications had no effect on net income, NAV or NAV per share of each Fund. For the year ended October 31, 2018, the Funds recorded the following permanent reclassifications:

	Paid-in Capital	Total Distributable Earnings/(Losses)
Commodity Strategy	$8,168,817	$(8,168,817)
Global Allocation	196,743	(196,743)
Hedged Option Premium Strategy	—	—
Long Short	2,918,142	(2,918,142)
Multi-Asset Income	(4,380)	4,380
Multi-Style Premia	(173,991)	173,991
U.S. Equity Index PutWrite Strategy	—	—

The tax character of distributions paid during the years ended October 31, 2018 and October 31, 2017 was as follows:

	Distributions Paid From:
	Taxable Income			Long-Term Capital Gain			Return of Capital			Total
	2018	2017		2018	2017		2018	2017		2018	2017
Commodity Strategy	$4,653,294	$—		$—	$—		$—	$—		$4,653,294	$—
Global Allocation	641,484	44,404		368,403	—		—	—		1,009,887	44,404
Hedged Option Premium Strategy	191,283	16,672	(a)	70,070	—	(a)	—	—	(a)	261,353	16,672	(a)

	Distributions Paid From:
	Taxable Income			Long-Term Capital Gain			Return of Capital			Total
	2018		2017	2018		2017	2018		2017	2018		2017
Long Short	$—		$—	$—		$—	$—		$—	$—		$—
Multi-Asset Income	806,348		723,961	—		—	161,966		22,515	968,314		746,476
Multi-Style Premia	—	(b)	—	—	(b)	—	—	(b)	—	—	(b)	—
U.S. Equity Index PutWrite Strategy	6,625,107		473,142	5,819,643		61,645	—		—	12,444,750		534,787

(a)  Period from April 12, 2017 (Commencement of Operations) to October 31, 2017.

(b)  Period from May 18, 2018 (Commencement of Operations) to October 31, 2018.

As of October 31, 2018, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
Commodity Strategy	$2,976,172	$—	$(7,427,902)	$—	$(5,485,225)	$(9,936,955)
Global Allocation	332,951	422,047	(18,457)	—	(8,355)	728,186
Hedged Option Premium Strategy	20,016	—	(176,689)	(776,862)	(2,126)	(935,661)
Long Short	—	146,765,947	339,904,816	—	(25,917,954)	460,752,809
Multi-Asset Income	—	—	(329,608)	(125,741)	(16,991)	(472,340)
Multi-Style Premia	808,920	—	(569,556)	(220,366)	(24,657)	(5,659)
U.S. Equity Index PutWrite Strategy	1,023,272	—	(1,657,839)	(1,430,111)	(4,473)	(2,069,151)

The temporary differences between book basis and tax basis distributable earnings are primarily due to: losses disallowed and recognized on wash sales, straddles and unsettled short sales; timing differences of fund level distributions, mark-to-market adjustments on swaps, futures contracts and forward and option contracts; late-year ordinary loss deferrals, unamortized organization expenses and tax adjustments related to REITs, TIPS, PFICs, short sales, partnerships, swap contracts and other investments.

To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at October 31, 2018, the Funds had unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains, if any, as follows:

	Capital Loss Carryforwards
	Long-Term	Short-Term
Commodity Strategy	$—	$—
Hedged Option Premium Strategy	464,679	312,183
Multi-Asset Income	—	125,741
Multi-Style Premia	13,195	207,171
U.S. Equity Index PutWrite Strategy	1,186,445	243,666

During the year ended October 31, 2018, Commodity Strategy, Long Short and Multi-Asset Income had utilized capital loss carryforwards of $84,076, $36,742,044 and $81,605, respectively.

7  Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

Foreign capital gains on certain foreign securities may be subject to foreign taxes, which are accrued as applicable. At April 30, 2019, there were no outstanding balances of accrued capital gains taxes for any Fund.

8  Distributions to shareholders: Each Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income, if any, are recorded on the ex-date and generally distributed once a year (usually in December) for Commodity Strategy, Global Allocation, Long Short, Multi-Style Premia, monthly for Multi-Asset Income and quarterly for Hedged Option Premium Strategy and U.S. Equity Index PutWrite Strategy. Distributions from net realized capital gains, if any, generally are distributed once a year (usually in December) and are recorded on the ex-date.

It is the policy of Multi-Asset Income to pass through to its shareholders substantially all REIT distributions and other income it receives, less operating expenses. The distributions received from REITs are generally composed of income, capital gains, and/or return of REIT capital, but the REITs do not report this information to the Fund until the following calendar year. At April 30, 2019, the Fund estimated these amounts for the period January 1, 2019 to April 30, 2019 within the financial statements because the 2019 information is not available from the REITs until after the Fund's fiscal period. All estimates are based upon REIT information sources available to the Fund together with actual IRS Forms 1099-DIV received to date. For the year ended October 31, 2018, the character of distributions, if any, paid to shareholders of the Fund disclosed within the Statements of Changes in Net Assets is based on estimates made at that time. Based on past experience it is possible that a portion of the Fund's distributions during the current fiscal year, if any, will be considered tax return of capital, but the actual amount of the tax return of capital, if any, is not determinable until after the Fund's fiscal year-end. After calendar year-end, when the Fund learns the nature of the distributions paid by REITs during that year, distributions previously identified as income are often recharacterized as return of capital and/or capital gain. After all applicable REITs have informed the Fund of the actual breakdown of distributions paid to the Fund during its fiscal year, estimates previously recorded are adjusted on the books of the Fund to reflect actual results. As a result, the composition of the Fund's distributions as reported herein may differ from the final composition determined after calendar year-end and reported to the Fund shareholders on IRS Form 1099-DIV.

9  Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., a Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. Each Fund's expenses (other than those specific to each class) are allocated proportionally each day among the classes based upon the relative net assets of each class.

10  Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

11  Dollar rolls: The Funds may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, a Fund sells securities for delivery in the current month and simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) securities on a specified future date from the same party. During the period before this repurchase, a Fund forgoes principal and interest payments on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may increase fluctuations in a Fund's NAV and may be viewed as a form of leverage. There is a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund.

12  Securities sold short: Each Fund may engage in short sales, which are sales of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities decreases, a Fund will make a profit by purchasing the securities in the open market at a price lower than the one at which it sold the securities. If the price of the securities increases, a Fund may have to cover its short positions at a price higher than the short sale price, resulting in a loss. Gains are limited to the price at which a Fund sold the security short, while losses are potentially unlimited in size. The Funds pledge securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Funds and used to purchase additional securities or for any other purpose. Proceeds maintained by the lender are included in the "Cash collateral segregated for short sales" on the Statements of Assets and Liabilities. The Funds are required to segregate an amount of cash or liquid securities in an amount at least equal to the current market value of the securities sold short (less any additional collateral pledged to the lender). The Funds are contractually responsible to remit to the lender any dividends and interest payable on securities while those securities are being borrowed by the Fund. The Funds may receive or pay the net of the interest charged by the prime broker on the borrowed securities and a financing charge for the difference in the market value of the short position and the cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security. These costs related to short sales (i.e., dividend and interest remitted to the lender and interest charged by the prime broker) are recorded as an expense of the Funds and are excluded from the contractual expense limitation. A net negative expense, if any, represents a gain to the Fund as the total cash rebates received exceeded the other costs related to short sales. The net amount of fees incurred during the six months ended April 30, 2019, are included in the "Dividend and interest expense on securities sold short" on the Statements of Operations and are as follows:

Long Short	$(3,891,228)

At April 30, 2019, Long Short had cash pledged in the amount of $497,739,161 to State Street Bank and Trust Company ("State Street") to cover collateral requirements for borrowing in connection with securities sold short.

13  Securities lending: Each Fund, using State Street as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender's fees. These fees, if any, would be disclosed within the Statements of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent. For the six months ended April 30, 2019, the Fund listed below received income under the securities lending arrangement as follows:

(000's omitted)
Long Short	$510

The initial cash collateral received by a Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day's market value of the loaned securities (105% in the case of international securities). Thereafter, the value of the cash collateral is monitored on a daily basis, and cash collateral is moved daily between a counterparty and a Fund until the close of the transaction. A Fund may only receive collateral in the form of cash (U.S. dollars). Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.

As of April 30, 2019, the Fund listed below had outstanding loans of securities to certain approved brokers each with a value as follows:

(000's omitted)	Value of Securities Loaned
Long Short	$46,293

As of April 30, 2019, the Fund listed below had outstanding loans of securities to certain approved brokers for which it received collateral as follows:

	Remaining Contractual Maturity of the Agreements
(000's omitted)	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions(a)
Common Stocks
Long Short	$47,374	$—	$—	$—	$47,374

(a)  Amounts represent the payable for loaned securities collateral received.

14  Derivative instruments: Certain Funds' use of derivatives during the six months ended April 30, 2019, is described below. Please see the Schedule of Investments for each Fund's open positions in derivatives, if any, at April 30, 2019. The Funds have adopted the provisions of ASC 815 "Derivatives and Hedging" ("ASC 815"). The disclosure requirements of ASC 815 distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting. Accordingly, even though a Fund's investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.

Futures contracts: During the six months ended April 30, 2019, Commodity Strategy used commodity futures contracts (through investments in the CS Subsidiary) to provide investment exposure to individual commodities, as well as to manage and/or adjust the risk profile of the Fund. During the six months ended April 30, 2019, Global Allocation used futures in an effort to enhance total return and to manage or adjust the risk profile and the investment exposure of the Fund to certain asset classes, countries and regions. In addition, Global Allocation also utilized futures to provide investment exposure to certain indices and markets other than the benchmark indices. During the six months ended April 30, 2019, Long Short used futures on broader market indices and U.S. Treasuries in an effort either to enhance returns or to manage or adjust the risk profile and the investment exposure of the Fund. During the six months ended April 30, 2019, Multi-Asset Income used futures to enhance total return and to manage or adjust the risk profile and the investment exposure of the Fund to certain asset classes, countries and regions. In addition, Multi-Asset Income also utilized futures to provide investment exposure to certain indices and markets other than the benchmark indices. During the six months ended April 30, 2019, Multi-Style Premia used futures (including through investments in commodity futures through the MSP Subsidiary) to enhance total return, to provide investment exposure to certain asset classes, indices and markets. The Fund also used futures to adjust the risk profile of the Fund.

At the time a Fund, CS Subsidiary or MSP Subsidiary enters into a futures contract, it is required to deposit with the futures commission merchant a specified amount of cash or liquid securities, known as "initial margin," which is a percentage of the value of the futures contract being traded that is set by the exchange upon which the futures contract is traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis, or as needed, as the market price of the futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by a Fund, CS Subsidiary or MSP Subsidiary as unrealized gains or losses.

Although some futures by their terms call for actual delivery or acquisition of the underlying securities or currency, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching futures. When the contracts are closed, a Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market, possibly at a time of rapidly declining prices, and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures executed on regulated futures exchanges have minimal counterparty risk to a Fund because the exchange's clearinghouse assumes the position of the counterparty in each transaction. Thus, a Fund is exposed to risk only in connection with the clearinghouse and not in connection with the original counterparty to the transaction.

For U.S. federal income tax purposes, the futures transactions undertaken by a Fund, CS Subsidiary or MSP Subsidiary may cause the Fund, CS Subsidiary or MSP Subsidiary to recognize gains or losses from marking contracts to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund, CS Subsidiary or MSP Subsidiary. Also, a Fund's, CS Subsidiary's or MSP Subsidiary's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating such Fund's, CS Subsidiary's or MSP Subsidiary's taxable income.

Forward foreign currency contracts: During the six months ended April 30, 2019, Global Allocation used forward contracts to obtain or reduce exposure to certain markets, establish net short or long positions for currencies and alter the Fund's exposure to markets and currencies. During the six months ended April 30, 2019, Multi-Asset Income used forward contracts to obtain or reduce exposure to certain markets, establish net short or long positions for currencies and alter the Fund's exposure to markets and currencies. During the six months ended April 30, 2019, Multi-Style Premia used forward contracts to provide investment exposure to certain markets and to establish net short or net long positions in certain currencies.

A forward contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, and is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward contract fluctuates with changes in forward currency exchange rates. Forward contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain or loss. At the consummation of a forward contract to purchase or sell currency, a Fund may either exchange the currencies specified at the maturity of the forward contract or enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a contract is included in "Net realized gain/(loss) on settlement of forward foreign currency contracts" in the Statements of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund's Statement of Assets and Liabilities. In addition, a Fund could be exposed to risks associated with fluctuations in foreign currency and the risk the counterparty will fail to fulfill its obligation.

Total return basket swap contracts: During the six months ended April 30, 2019, Long Short used total return basket swaps to increase returns, reduce risks and for hedging purposes. Certain Funds may enter into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation/(depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as "financing costs". Positions within the swap are reset periodically, and financing costs are reset monthly. During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Funds and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an International Swaps and Derivatives Association (ISDA) agreement between the Funds and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation/(depreciation) on swap contracts in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as realized gains (losses) on closing of swap contracts in the Statements of Operations.

Total return swap contracts: During the six months ended April 30, 2019, Global Allocation used total return swaps to enhance total return and obtain or reduce exposure to certain markets. During the six months ended April 30, 2019, Long Short used total return swaps to increase returns, reduce risks and for hedging purposes. During the six months ended April 30, 2019, Multi-Asset Income used total return swaps to enhance total return and obtain or reduce exposure to certain markets. During the six months ended April 30, 2019, Multi-Style Premia used total return swaps to increase returns, reduce risks and to replace more traditional direct investments. Total return swaps involve commitments to pay fixed or floating rate interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment or make a payment to the counterparty, respectively. For financial reporting purposes, unamortized upfront payments/(receipts), if any, are netted with unrealized appreciation or (depreciation) and net interest received or paid on swap contracts to determine the fair value of swaps, respectively. Certain risks may arise when entering into total return swap transactions, including counterparty default, liquidity or unfavorable changes in the value of the underlying reference security or index. The value of the swap is adjusted daily and the change in value, if any, is recorded as unrealized appreciation or (depreciation) in the Statements of Assets and Liabilities. Payments received or made at the end of each measurement period are recorded as realized gain or loss in the Statements of Operations.

Options: During the six months ended April 30, 2019, Global Allocation used options written to enhance total return, manage or adjust the risk profile of the Fund or the risk of individual positions, replace more traditional direct investments and obtain exposure to certain markets. During the six months ended April 30, 2019, Global Allocation used options purchased to enhance total return, manage or adjust the risk profile of the Fund, and replace more traditional direct investments. During the six months ended April 30, 2019, Hedged Option Premium Strategy used options written primarily to gain exposure to securities, markets, sectors or geographical areas and also to enhance total return and gain exposure more efficiently than through a direct purchase of the underlying security. During the six months ended April 30, 2019, Hedged Option Premium Strategy used options purchased primarily to hedge exposures to securities, markets, sectors or geographical areas while attempting to limit risk. During the six months ended April 30, 2019, Long Short used options written to generate incremental returns. During the six months ended April 30, 2019, Long Short used options purchased either for hedging purposes or to generate incremental returns. During the six months ended April 30, 2019, Multi-Asset Income used options written to enhance total return, manage or adjust the risk profile of the Fund, and replace more traditional direct investments. During the six months ended April 30, 2019, Multi-Asset Income used options purchased to enhance total return, manage or adjust the risk profile of the Fund, and replace more traditional direct investments. During the six months ended April 30, 2019, Multi-Style Premia used options written to enhance total return, manage or adjust the risk profile of the Fund or the risk of individual positions, replace more traditional direct investments and obtain exposure to certain markets. During the six months ended April 30, 2019, Multi-Style Premia used options written on futures to enhance total return, manage or adjust the risk profile of the Fund or the risk of individual positions, replace more traditional direct investments and obtain exposure to certain markets. During the six months ended April 30, 2019, Multi-Style Premia used options purchased to enhance total return, manage or adjust the risk profile of the Fund or the risk of individual positions, replace more traditional direct investments and obtain exposure to certain markets. During the six months ended April 30, 2019, U.S. Equity Index PutWrite Strategy used options written primarily to gain exposure to securities, markets, sectors or geographical areas and also to enhance total return and gain exposure more efficiently than through a direct purchase of the underlying security.

Premiums paid by a Fund upon purchasing a call or put option are recorded in the asset section of the Fund's Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, a Fund realizes a gain or loss and the asset is eliminated. For purchased call options, a Fund's loss is limited to the amount of the option premium paid.

Premiums received by a Fund upon writing a call option or a put option are recorded in the liability section of the Fund's Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, a Fund realizes a gain or loss and the liability is eliminated.

When a fund writes a call option on an underlying asset it does not own, its exposure on such an option is theoretically unlimited. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, a Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a call or put option that a Fund has written expires unexercised, a Fund will realize a gain in the amount of the premium. All securities covering outstanding written options are held in escrow by the custodian bank.

A Fund may write or purchase options on exchange-traded futures contracts ("futures option") to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A futures option is an option contract in which the underlying instrument is a specific futures contract.

At April 30, 2019, the Funds listed below had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:

Asset Derivatives (000's omitted)
Derivative Type	Statements of Assets and Liabilities Location	Interest Rate Risk	Currency Risk	Equity Risk	Commodity Risk	Total
Commodity Strategy
Futures	Receivable/Payable for accumulated variation margin on futures contracts	$—	$—	$—	$5,545	$5,545
Total Value—Assets		$—	$—	$—	$5,545	$5,545
Global Allocation
Futures	Receivable/Payable for accumulated variation margin on futures contracts	$22	$—	$20	$—	$42
Forward contracts	Receivable for forward foreign currency contracts	—	195	—	—	195
Over-the-counter swaps	Over-the-counter swap contracts, at value(a)	—	—	5	—	5
Options purchased	Investments in securities, at value	—	—	—	—	—
Total Value—Assets		$22	$195	$25	$—	$242

Derivative Type	Statements of Assets and Liabilities Location	Interest Rate Risk	Currency Risk	Equity Risk	Commodity Risk	Total
Hedged Option Premium Strategy Fund
Options purchased	Investments in securities, at value	$—	$—	$5	$—	$5
Total Value—Assets		$—	$—	$5	$—	$5
Long Short
Over-the-counter swaps	Over-the-counter swap contracts, at value(a)	$—	$—	$73	$—	$73
Options purchased	Investments in securities, at value	—	—	2,967	—	2,967
Total Value—Assets		$—	$—	$3,040	$—	$3,040
Multi-Asset Income
Futures	Receivable/Payable for accumulated variation margin on futures contracts	$34	$—	$40	$—	$74
Forward contracts	Receivable for forward foreign currency contracts	—	220	—	—	220
Over-the-counter swaps	Over-the-counter swap contracts, at value(a)	—	—	7	—	7
Options purchased	Investments in securities, at value	—	—	1	—	1
Total Value—Assets		$34	$220	$48	$—	$302
Multi-Style Premia
Futures	Receivable/Payable for accumulated variation margin on futures contracts	$101	$7	$31	$56	$195
Forward contracts	Receivable for forward foreign currency contracts	—	124	—	—	124
Over-the-counter swaps	Over-the-counter swap contracts, at value(a)	—	—	2,005	—	2,005
Total Value—Assets		$101	$131	$2,036	$56	$2,324
Liability Derivatives (000's omitted)
Derivative Type	Statements of Assets and Liabilities Location	Interest Rate Risk	Currency Risk	Equity Risk	Commodity Risk	Total
Commodity Strategy
Futures	Receivable/Payable for accumulated variation margin on futures contracts	$—	$—	$—	$(4,813)	$(4,813)
Total Value—Liabilities		$—	$—	$—	$(4,813)	$(4,813)

Derivative Type	Statements of Assets and Liabilities Location	Interest Rate Risk	Currency Risk	Equity Risk	Commodity Risk	Total
Global Allocation
Futures	Receivable/Payable for accumulated variation margin on futures contracts	$(31)	$—	$(16)	$—	$(47)
Forward contracts	Payable for forward foreign currency contracts	—	(186)	—	—	(186)
Options written	Option contracts written, at value	—	—	(12)	—	(12)
Total Value—Liabilities		$(31)	$(186)	$(28)	$—	$(245)
Hedged Option Premium Strategy Fund
Options written	Option contracts written, at value	$—	$—	$(117)	$—	$(117)
Total Value—Liabilities		$—	$—	$(117)	$—	$(117)
Long Short
Futures	Receivable/Payable for accumulated variation margin on futures contracts	$(67)	$—	$(20,620)	$—	$(20,687)
Over-the-counter swaps	Over-the-counter swap contracts, at value(a)	—	—	(17,908)	—	(17,908)
Options written	Option contracts written, at value	—	—	(5,737)	—	(5,737)
Total Value—Liabilities		$(67)	$—	$(44,265)	$—	$(44,332)
Multi-Asset Income
Futures	Receivable/Payable for accumulated variation margin on futures contracts	$(59)	$—	$(21)	$—	$(80)
Forward contracts	Payable for forward foreign currency contracts	—	(207)	—	—	(207)
Options written	Option contracts written, at value	—	—	(26)	—	(26)
Total Value—Liabilities		$(59)	$(207)	$(47)	$—	$(313)

Derivative Type	Statements of Assets and Liabilities Location	Interest Rate Risk	Currency Risk	Equity Risk	Commodity Risk	Total
Multi-Style Premia
Futures	Receivable/Payable for accumulated variation margin on futures contracts	$(9)	$(1)	$(1)	$(26)	$(37)
Forward contracts	Payable for forward foreign currency contracts	—	(94)	—	—	(94)
Over-the-counter swaps	Over-the-counter swap contracts, at value(a)	—	—	(1,167)	—	(1,167)
Options written	Option contracts written, at value	(5)	—	(28)	—	(33)
Total Value—Liabilities		$(14)	$(95)	$(1,196)	$(26)	$(1,331)
U.S. Equity Index PutWrite Strategy
Options written	Option contracts written, at value	$—	$—	$(1,661)	$—	$(1,661)
Total Value—Liabilities		$—	$—	$(1,661)	$—	$(1,661)

(a)  "Over-the-counter swaps" reflect the cumulative unrealized appreciation/(depreciation) of the over-the-counter swap contracts plus accrued interest as of April 30, 2019, which are reflected in the Statements of Assets and Liabilities under the caption Over-the-counter swap contracts, at value".

The impact of the use of these derivative instruments on the Statements of Operations during the six months ended April 30, 2019, was as follows:

Realized Gain/(Loss) (000's omitted)
Derivative Type	Statements of Operations Location	Interest Rate Risk	Currency Risk	Equity Risk	Commodity Risk	Total
Commodity Strategy
Futures	Net realized gain/(loss) on: expiration or closing of futures contracts	$—	$—	$—	$(12,106)	$(12,106)
Total Realized Gain/(Loss)		$—	$—	$—	$(12,106)	$(12,106)

Derivative Type	Statements of Operations Location	Interest Rate Risk	Currency Risk	Equity Risk	Commodity Risk	Total
Global Allocation
Futures	Net realized gain/(loss) on: expiration or closing of futures contracts	$43	$—	$(87)	$—	$(44)
Forward contracts	Net realized gain/(loss) on: settlement of forward foreign currency contracts	—	(16)	—	—	(16)
Swaps	Net realized gain/(loss) on: expiration or closing of swap contracts	—	—	(20)	—	(20)
Options purchased	Net realized gain/(loss) on: sales of investment securities of unaffiliated issuers	—	—	(33)	—	(33)
Options written	Net realized gain/(loss) on: expiration or closing of option contracts written, at value	—	—	(32)	—	(32)
Total Realized Gain/(Loss)		$43	$(16)	$(172)	$—	$(145)
Hedged Option Premium Strategy Fund
Options purchased	Net realized gain/(loss) on: sales of investment securities of unaffiliated issuers	$—	$—	$(208)	$—	$(208)
Options written	Net realized gain/(loss) on: expiration or closing of option contracts written, at value	—	—	(483)	—	(483)
Total Realized Gain/(Loss)		$—	$—	$(691)	$—	$(691)
Long Short
Futures	Net realized gain/(loss) on: expiration or closing of futures contracts	$(289)	$—	$14,305	$—	$14,016
Swaps	Net realized gain/(loss) on: expiration or closing of swap contracts	—	—	(11,749)	—	(11,749)
Options purchased	Net realized gain/(loss) on: sales of investment securities of unaffiliated issuers	—	—	(2,247)	—	(2,247)
Options written	Net realized gain/(loss) on: expiration or closing of option contracts written, at value	—	—	3,900	—	3,900
Total Realized Gain/(Loss)		$(289)	$—	$4,209	$—	$3,920

Derivative Type	Statements of Operations Location	Interest Rate Risk	Currency Risk	Equity Risk	Commodity Risk	Total
Multi-Asset Income
Futures	Net realized gain/(loss) on: expiration or closing of futures contracts	$55	$—	$(118)	$—	$(63)
Forward contracts	Net realized gain/(loss) on: settlement of forward foreign currency contracts	—	(20)	—	—	(20)
Swaps	Net realized gain/(loss) on: expiration or closing of swap contracts	—	—	(23)	—	(23)
Options purchased	Net realized gain/(loss) on: sales of investment securities of unaffiliated issuers	—	—	(35)	—	(35)
Options written	Net realized gain/(loss) on: expiration or closing of option contracts written, at value	—	—	(28)	—	(28)
Total Realized Gain/(Loss)		$55	$(20)	$(204)	$—	$(169)
Multi-Style Premia
Futures	Net realized gain/(loss) on: expiration or closing of futures contracts	$78	$(33)	$(108)	$(362)	$(425)
Forward contracts	Net realized gain/(loss) on: settlement of forward foreign currency contracts	—	16	—	—	16
Swaps	Net realized gain/(loss) on: expiration or closing of swap contracts	—	—	(204)	—	(204)
Options purchased	Net realized gain/(loss) on: sales of investment securities of unaffiliated issuers	—	—	(2)	—	(2)
Options written	Net realized gain/(loss) on: expiration or closing of option contracts written, at value	5	—	(13)	—	(8)
Total Realized Gain/(Loss)		$83	$(17)	$(327)	$(362)	$(623)
U.S. Equity Index PutWrite Strategy
Options written	Net realized gain/(loss) on: expiration or closing of option contracts written, at value	$—	$—	$5,550	$—	$5,550
Total Realized Gain/(Loss)		$—	$—	$5,550	$—	$5,550

Change in Appreciation/(Depreciation)
Derivative Type	Statements of Operations Location	Interest Rate Risk	Currency Risk	Equity Risk	Commodity Risk	Total
Commodity Strategy
Futures	Change in net unrealized appreciation/(depreciation) in value of: futures contracts	$—	$—	$—	$7,576	$7,576
Total Change in Appreciation/(Depreciation)		$—	$—	$—	$7,576	$7,576
Global Allocation
Futures	Change in net unrealized appreciation/(depreciation) in value of: futures contracts	$(36)	$—	$73	$—	$37
Forward contracts	Change in net unrealized appreciation/(depreciation) in value of: forward foreign currency contracts	—	4	—	—	4
Swaps	Change in net unrealized appreciation/(depreciation) in value of: swap contracts	—	—	9	—	9
Options purchased	Change in net unrealized appreciation/(depreciation) in value of: investment securities of unaffiliated issuers	—	—	1	—	1
Options written	Change in net unrealized appreciation/(depreciation) in value of: option contracts written, at value	—	—	(1)	—	(1)
Total Change in Appreciation/(Depreciation)		$(36)	$4	$82	$—	$50
Hedged Option Premium Strategy Fund
Options purchased	Change in net unrealized appreciation/(depreciation) in value of: investment securities of unaffiliated issuers	$—	$—	$4	$—	$4
Options written	Change in net unrealized appreciation/(depreciation) in value of: option contracts written, at value	—	—	32	—	32
Total Change in Appreciation/(Depreciation)		$—	$—	$36	$—	$36

Derivative Type	Statements of Operations Location	Interest Rate Risk	Currency Risk	Equity Risk	Commodity Risk	Total
Long Short
Futures	Change in net unrealized appreciation/(depreciation) in value of: futures contracts	$(241)	$—	$(51,441)	$—	$(51,682)
Swaps	Change in net unrealized appreciation/(depreciation) in value of: swap contracts	—	—	(17,892)	—	(17,892)
Options purchased	Change in net unrealized appreciation/(depreciation) in value of: investment securities of unaffiliated issuers	—	—	1,974	—	1,974
Options written	Change in net unrealized appreciation/(depreciation) in value of: option contracts written, at value	—	—	2,481	—	2,481
Total Change in Appreciation/(Depreciation)		$(241)	$—	$(64,878)	$—	$(65,119)
Multi-Asset Income
Futures	Change in net unrealized appreciation/(depreciation) in value of: futures contracts	$(108)	$—	$130	$—	$22
Forward contracts	Change in net unrealized appreciation/(depreciation) in value of: forward foreign currency contracts	—	8	—	—	8
Swaps	Change in net unrealized appreciation/(depreciation) in value of: swap contracts	—	—	11	—	11
Options purchased	Change in net unrealized appreciation/(depreciation) in value of: investment securities of unaffiliated issuers	—	—	—	—	—
Options written	Change in net unrealized appreciation/(depreciation) in value of: option contracts written, at value	—	—	3	—	3
Total Change in Appreciation/(Depreciation)		$(108)	$8	$144	$—	$44

Derivative Type	Statements of Operations Location	Interest Rate Risk	Currency Risk	Equity Risk	Commodity Risk	Total
Multi-Style Premia
Futures	Change in net unrealized appreciation/(depreciation) in value of: futures contracts	$53	$(20)	$65	$136	$234
Forward contracts	Change in net unrealized appreciation/(depreciation) in value of: forward foreign currency contracts	—	56	—	—	56
Swaps	Change in net unrealized appreciation/(depreciation) in value of: swap contracts	—	—	115	—	115
Options written	Change in net unrealized appreciation/(depreciation) in value of: option contracts written, at value	6	—	(13)	—	(7)
Total Change in Appreciation/(Depreciation)		$59	$36	$167	$136	398
U.S. Equity Index PutWrite Strategy
Options written	Change in net unrealized appreciation/(depreciation) in value of: option contracts written, at value	$—	$—	$2,044	$—	$2,044
Total Change in Appreciation/(Depreciation)		$—	$—	$2,044	$—	$2,044

While the Funds may receive redeemable preference shares, rights and warrants in connection with their investments in securities, these preference shares, rights and warrants are not considered "derivative instruments" under ASC 815.

The Funds are required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. Global Allocation, Long Short, Multi-Asset Income and Multi-Style Premia held investments in these securities at April 30, 2019. The Funds' derivative and security lending assets and liabilities at fair value by type are reported gross in the Statements of Assets and Liabilities. The following tables present derivative and security lending assets and liabilities, by counterparty, net of amounts available for offset under a master netting or similar agreement and net of the related collateral received by a Fund for assets and pledged by a Fund for liabilities as of April 30, 2019.

Description (000's omitted)	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Global Allocation
Forward contracts	$195	$—	$195
Over-the-counter swap contracts	5	—	5
Total	$200	$—	$200

Description (000's omitted)	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Long Short
Over-the-counter swap contracts	$73	$—	$73
Securities lending	46,293	—	46,293
Total	$46,366	$—	$46,366
Multi-Asset Income
Forward contracts	$220	$—	$220
Over-the-counter swap contracts	7	—	7
Total	$227	$—	$227
Multi-Style Premia
Forward contracts	$124	$—	$124
Over-the-counter swap contracts	2,005	—	2,005
Total	$2,129	$—	$2,129

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Counterparty (000's omitted)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Liabilities Available for Offset	Cash Collateral Received(a)	Net Amount(b)
Global Allocation
CITI	$34	$(30)	$—	$4
GSI	47	(36)	—	11
JPM	19	(11)	—	8
RBC	21	(18)	—	3
SCB	16	(12)	—	4
SG	22	(6)	—	16
SSB	41	(41)	—	—
Total	$200	$(154)	$—	$46
Long Short
CITI	$73	$(73)	$—	$—
SSB	46,293	—	(46,293)	—
Total	$46,366	$(73)	$(46,293)	$—
Multi-Asset Income
CITI	$38	$(38)	$—	$—
GSI	55	(38)	—	17
JPM	27	(12)	—	15
RBC	25	(19)	—	6
SCB	18	(14)	—	4
SG	16	(4)	—	12
SSB	48	(48)	—	—
Total	$227	$(173)	$—	$54
Multi-Style Premia
MS	$2,129	$(1,261)	$—	$868
Total	$2,129	$(1,261)	$—	$868

Description (000's omitted)	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Global Allocation
Forward contracts	$(186)	$—	$(186)
Total	$(186)	$—	$(186)
Long Short
Over-the-counter swap contracts	$(17,908)	$—	$(17,908)
Total	$(17,908)	$—	$(17,908)
Multi-Asset Income
Forward contracts	$(207)	$—	$(207)
Total	$(207)	$—	$(207)
Multi-Style Premia
Forward contracts	$(94)	$—	$(94)
Over-the-counter swap contracts	(1,167)	—	(1,167)
Total	$(1,261)	$—	$(1,261)

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Counterparty (000's omitted)	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Assets Available for Offset	Cash Collateral Pledged(a)	Net Amount(c)
Global Allocation
CITI	$(30)	$30	$—	$—
GSI	(36)	36	—	—
JPM	(11)	11	—	—
RBC	(18)	18	—	—
SCB	(12)	12	—	—
SG	(6)	6	—	—
SSB	(73)	41	—	(32)
Total	$(186)	$154	$—	$(32)
Long Short
CITI	$(5,542)	$73	$5,469	$—
JPM	(4,741)	—	4,741	—
GSI	(7,625)	—	7,380	(245)
Total	$(17,908)	$73	$17,590	$(245)
Multi-Asset Income
CITI	$(38)	$38	$—	$—
GSI	(38)	38	—	—
JPM	(12)	12	—	—
RBC	(19)	19	—	—
SCB	(14)	14	—	—
SG	(4)	4	—	—
SSB	(82)	48	—	(34)
Total	$(207)	$173	$—	$(34)

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Counterparty (000's omitted)	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Assets Available for Offset	Cash Collateral Pledged(a)	Net Amount(c)
Multi-Style Premia
MS	$(1,261)	$1,261	$—	$—
Total	$(1,261)	$1,261	$—	$—

(a)  Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty.

(b)  Net Amount represents amounts subject to loss as of April 30, 2019, in the event of a counterparty failure.

(c)  Net Amount represents amounts under-collateralized to each counterparty as of April 30, 2019.

15  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

16  Transactions with other funds managed by Neuberger Berman Investment Advisers LLC: The Funds and Management have obtained an exemptive order from the Securities and Exchange Commission ("SEC") that permits the Funds to invest in both affiliated and unaffiliated investment companies, including ETFs, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order ("Exemptive Order"). Through April 30, 2019, Global Allocation invested in Commodity Strategy, Neuberger Berman Emerging Markets Debt Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Floating Rate Income Fund, Neuberger Berman Genesis Fund, Neuberger Berman High Income Bond Fund, Neuberger Berman International Select Fund, Neuberger Berman Long Short Credit Fund, Neuberger Berman Short Duration High Income Fund and U.S. Equity Index PutWrite Strategy (collectively the "Underlying Funds"). Through April 30, 2019, Multi-Asset Income invested in Neuberger Berman Emerging Markets Debt Fund, Neuberger Berman Floating Rate Income Fund, Neuberger Berman High Income Bond Fund and Neuberger Berman Long Short Credit Fund (collectively the "Underlying Funds") (See Note F).

For the Funds' investments in the Underlying Funds, Management waived a portion of its management fee equal to the management fee it received from the Underlying Funds on those assets (the "Arrangement"). For the six months ended April 30, 2019, management fees waived under this Arrangement are reflected in the Statements of Operations under the caption "Investment management fees waived." For the six months ended April 30, 2019, distributions from income and capital gains received from the Underlying Funds on Global Allocation's and Multi-Asset Income's investments is reflected in the Statements of Operations under the caption "Dividend income-affiliated issuers" and "Realized gain distributions from affiliated issuers". For the six months ended April 30, 2019, management fees waived under this Arrangement and distributions from income and capital gains received from Global Allocation's and Multi-Asset Income's investments in the Underlying Funds were as follows:

	Management Fees Waived	Distributions from Income and Capital Gains
Global Allocation	$24,974	$235,221
Multi-Asset Income	10,744	111,300

17  Investment company securities and exchange-traded funds: The Funds may invest in shares of other registered investment companies, including ETFs, within the limitations prescribed by the 1940 Act, the Exemptive Order or the ETF's exemptive order. Some ETFs seek to track the performance of a particular market index. These indices include both broad-based market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions or industries. However, some ETFs have an actively-managed investment objective. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will increase expenses and decrease returns.

18  Other: All net investment income and realized and unrealized capital gains and losses of each Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions With Affiliates:

Each Fund retains Management as its investment manager under a Management Agreement. For such investment management services, each Fund pays Management a fee according to the following table:

Investment Management Fee as a Percentage of Average Daily Net Assets(a):

	First $250 million	Next $250 million	Next $250 million	Next $250 million	Next $500 million	Next $500 million	Next $2 billion	Thereafter
For Commodity Strategy and CS Subsidiary:
	0.50%	0.475%	0.45%	0.425%	0.40%	0.375%	0.375%	0.35%
For Global Allocation:
	0.55%	0.55%	0.55%	0.55%	0.525%	0.525%	0.50%	0.50%
For Hedged Option Premium Strategy:
	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
For Long Short:
	1.20%	1.175%	1.15%	1.125%	1.10%	1.075%	1.075%	1.05%
For Multi-Asset Income:
	0.45%	0.425%	0.40%	0.375%	0.35%	0.325%	0.325%	0.30%
For Multi-Style Premia and MSP Subsidiary:
	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
For U.S. Equity Index PutWrite Strategy:
	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%

(a)  Less the NAV of the CS Subsidiary for Commodity Strategy and the MSP Subsidiary for Multi-Style Premia.

Accordingly, for the six months ended April 30, 2019, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of each Fund's average daily net assets(a), as follows:

	Effective Rate
Commodity Strategy	0.50%
CS Subsidiary	0.50%
Global Allocation	0.25	%(b)
Long Short	1.11%
Multi-Asset Income	0.45	%(b)

(a)  Less the NAV of the CS Subsidiary for Commodity Strategy.

(b)  After management fee waiver (Note A).

Each Fund retains Management as its administrator under an Administration Agreement. The administration fee is assessed at the Class level and each share class of a Fund, as applicable, pays Management an annual administration fee equal to the following: 0.26% for each of Class A and Class C of each of Commodity Strategy, Global Allocation, Hedged Option Premium Strategy, Long Short, Multi-Style Premia and U.S. Equity Index PutWrite Strategy; 0.27% for each of Class A and Class C of each of Multi-Asset Income; 0.15% for Institutional Class; and 0.05% for Class R6 (0.08% prior to December 6, 2018), each as a percentage of its average daily net assets. Additionally, Management retains State Street as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the Sub-Administration Agreement.

Management has contractually agreed to waive fees and/or reimburse certain expenses of the Institutional Class, Class A, Class C and Class R6 of each Fund that offers those classes so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The expenses of the CS Subsidiary and the MSP Subsidiary are included in the total expenses used to calculate the reimbursement, which Commodity Strategy and Multi-Style Premia have agreed to share with the CS Subsidiary and the MSP Subsidiary, respectively. For the six months ended April 30, 2019, the expenses of the CS Subsidiary and MSP Subsidiary amounted to $102,781 and $44,822, respectively.

At April 30, 2019, contingent liabilities to Management under the agreements were as follows:

				Expenses Reimbursed in Year Ended October 31,
				2016	2017		2018	2019
				Subject to Repayment until October 31,
Class	Contractual Expense Limitation(a)		Expiration	2019	2020		2021	2022
Commodity Strategy Institutional Class	0.73	%(b)	10/31/22	$171,296	$211,468		$227,405	$125,620
Commodity Strategy Class A	1.09	%(b)	10/31/22	150,132	131,093		118,368	60,256
Commodity Strategy Class C	1.84	%(b)	10/31/22	7,166	545		159	79
Global Allocation Institutional Class	0.75	%(c)	10/31/22	249,350	346,296		329,169	152,813
Global Allocation Class A	1.11	%(c)	10/31/22	182,783	131,054		79,935	33,753
Global Allocation Class C	1.86	%(c)	10/31/22	149,577	110,994		63,702	27,586
Global Allocation Class R6	0.65%		10/31/22	—	—		—	218 (d)
Hedged Option Premium Strategy Institutional Class	0.65%		10/31/22	—	163,736	(e)	296,971	140,170
Hedged Option Premium Strategy Class A	1.01%		10/31/22	—	1,070	(e)	543	226
Hedged Option Premium Strategy Class C	1.76%		10/31/22	—	1,213	(e)	762	278
Hedged Option Premium Strategy Class R6	0.55	%(f)	10/31/22	—	80,469	(e)	42,194	14,714
Long Short Institutional Class	1.70%		10/31/22	—	—		—	—
Long Short Class A	2.06%		10/31/22	—	—		—	—
Long Short Class C	2.81%		10/31/22	—	—		—	—

				Expenses Reimbursed in Year Ended October 31,
				2016		2017	2018		2019
				Subject to Repayment until October 31,
Class	Contractual Expense Limitation(a)		Expiration	2019		2020	2021		2022
Multi-Asset Income Institutional Class	0.65%		10/31/22	$349,252		$372,208	$345,192		$152,812
Multi-Asset Income Class A	1.02%		10/31/22	16,514		14,267	14,442		5,971
Multi-Asset Income Class C	1.77%		10/31/22	15,614		16,358	13,693		6,355
Multi-Asset Income Class R6	0.55	%(f)	10/31/22	119,681		94,517	77,052		35,416
Multi-Style Premia Institutional Class	0.95%		10/31/22	—		—	372,173	(g)	251,042
Multi-Style Premia Class A	1.31%		10/31/22	—		—	667	(g)	1,142
Multi-Style Premia Class C	2.06%		10/31/22	—		—	666	(g)	377
Multi-Style Premia Class R6	0.85	%(h)	10/31/22	—		—	667	(g)	424
U.S. Equity Index PutWrite Strategy Institutional Class	0.65%		10/31/22	154,906	(i)	290,602	238,341		126,013
U.S. Equity Index PutWrite Strategy Class A	1.01%		10/31/22	2,299	(i)	6,844	8,937		12,541
U.S. Equity Index PutWrite Strategy Class C	1.76%		10/31/22	912	(i)	628	1,190		905
U.S. Equity Index PutWrite Strategy Class R6	0.55	%(f)	10/31/22	46,827	(i)	31,856	16,306		12,722

(a)  Expense limitation per annum of the respective class' average daily net assets.

(b)  Prior to February 28, 2017, the contractual expense limitation was 1.10% for Institutional Class, 1.46% for Class A and 2.21% for Class C.

(c)  Prior to February 28, 2017, the contractual expense limitation was 0.90% for Institutional Class, 1.26% for Class A and 2.01% for Class C.

(d)  Period from January 18, 2019 (Commencement of Operations) to April 30, 2019.

(e)  Period from April 12, 2017 (Commencement of Operations) to October 31, 2017.

(f)  Prior to December 6, 2018, the contractual expense limitation was 0.58% for Class R6.

(g)  Period from May 18, 2018 (Commencement of Operations) to October 31, 2018.

(h)  Prior to December 6, 2018, the contractual expense limitation was 0.88% for Class R6.

(i)  Period from September 16, 2016 (Commencement of Operations) to October 31, 2016.

Each Fund has agreed that each of its respective classes will repay Management for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class' annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays Management, whichever is lower. Any such repayment must be made within three years after the year in which Management incurred the expense.

During the six months ended April 30, 2019, there was no repayment to Management under these agreements.

Each Fund also has a distribution agreement with Neuberger Berman BD LLC (the "Distributor") with respect to each class of shares. The Distributor acts as agent in arranging for the sale of class shares without sales commission or other compensation, except as described below for Class A and Class C shares, and bears the advertising and promotion expenses.

However, the Distributor receives fees from Class A and Class C under their distribution plans (each a "Plan", collectively the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that, as compensation for administrative and other services provided to these classes, the Distributor's activities and expenses related to the sale and distribution of these classes, and ongoing services provided to investors in these classes, the Distributor receives from each of these classes a fee at the annual rate of 0.25% of Class A's and 1.00% of Class C's average daily net assets. The Distributor receives this amount to provide distribution and shareholder servicing for these classes and pays a portion of it to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by each class during any year may be more or less than the cost of distribution and other services provided to that class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust's Plans comply with those rules.

Class A shares of each Fund (except Multi-Asset Income) are generally sold with an initial sales charge of up to 5.75%. Class A shares of Multi-Asset Income are generally sold with an initial sales charge of up to 4.25%. Class A shares of each Fund are generally sold with no contingent deferred sales charge ("CDSC"), except that a CDSC of 1.00% applies to certain redemptions made within 18 months following purchases of $1 million or more without an initial sales charge. Class C shares of each Fund are sold with no initial sales charge and a 1.00% CDSC if shares are sold within one year after purchase.

For the six months ended April 30, 2019, Neuberger Berman, acting as underwriter and broker-dealer, received net initial sales charges from the purchase of Class A shares and CDSCs from the redemption of Class A and Class C shares as follows:

	Underwriter		Broker-Dealer
	Net Initial Sales Charge	CDSC	Net Initial Sales Charge	CDSC
Commodity Strategy Class A	$627	$—	$—	$—
Commodity Strategy Class C	—	—	—	—
Global Allocation Class A	—	—	—	—
Global Allocation Class C	—	—	—	—
Hedged Option Premium Strategy Class A	—	—	—	—
Hedged Option Premium Strategy Class C	—	—	—	—
Long Short Class A	8,709	—	—	—
Long Short Class C	—	3,831	—	—
Multi-Asset Income Class A	10	—	—	—
Multi-Asset Income Class C	—	—	—	—
Multi-Style Premia Class A	—	—	—	—
Multi-Style Premia Class C	—	—	—	—
U.S. Equity Index PutWrite Strategy Class A	2,962	—	—	—
U.S. Equity Index PutWrite Strategy Class C	—	1,666	—	—

Note C—Securities Transactions:

During the six months ended April 30, 2019, there were purchase and sale transactions of long-term securities (excluding swaps, futures, forward contracts and option contracts) as follows:

(000's omitted)	Purchases of U.S. Government and Agency Obligations	Purchases excluding U.S. Government and Agency Obligations	Securities Sold Short	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities excluding U.S. Government and Agency Obligations	Covers on Securities Sold Short
Commodity Strategy	$—	$56,230	$—	$—	$63,900	$—
Global Allocation	8,665	2,547	—	8,903	6,325	—
Hedged Option Premium Strategy	6,861	—	—	2,297	—	—
Long Short	—	618,555	361,282	—	1,020,292	396,775
Multi-Asset Income	18,155	5,641	—	17,952	8,311	—
Multi-Style Premia	—	2,558	—	—	2,526	—
U.S. Equity Index PutWrite Strategy	66,107	—	—	41,980	—	—

During the six months ended April 30, 2019, no brokerage commissions on securities transactions were paid to affiliated brokers.

Note D—Fund Share Transactions:

Share activity for the six months ended April 30, 2019 and for the year ended October 31, 2018 was as follows:

	For the Six Months Ended April 30, 2019				For the Year Ended October 31, 2018
(000's omitted)	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Commodity Strategy
Institutional Class	7,637	411	(5,017)	3,031	5,173	516	(2,559)	3,130
Class A	1,166	181	(2,739)	(1,392)	2,442	249	(1,602)	1,089
Class C	—	—	(2)	(2)	1	—	—	1
Global Allocation
Institutional Class	220	63	(501)	(218)	357	59	(320)	96
Class A	17	12	(57)	(28)	17	16	(98)	(65)
Class C	7	8	(41)	(26)	2	11	(69)	(56)
Class R6(a)	2	—	—	2	—	—	—	—

	For the Six Months Ended April 30, 2019				For the Year Ended October 31, 2018
(000's omitted)	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Hedged Option Premium Strategy
Institutional Class	433	5	(210)	228	503	9	(339)	173
Class A	—	—	—	—	—	—	—	—
Class C	—	—	—	—	—	—	—	—
Class R6	—	—	—	—	—	—	—	—
Long Short(b)
Institutional Class	38,055	4,099	(62,899)	(20,745)	72,843	—	(77,887)	(5,044)
Class A	608	382	(4,157)	(3,167)	2,232	—	(5,159)	(2,927)
Class C	142	233	(805)	(430)	431	—	(1,555)	(1,124)
Multi-Asset Income
Institutional Class	98	37	(269)	(134)	262	74	(196)	140
Class A	6	—	(17)	(11)	23	1	(8)	16
Class C	10	—	(3)	7	—	1	(5)	(4)
Class R6	10	—	(10)	—	—	—	—	—
Multi-Style Premia
Institutional Class	5	36	(34)	7	623	—	—	623	(c)
Class A	2	—	—	2	1	—	—	1	(c)
Class C	—	—	—	—	1	—	—	1	(c)
Class R6	—	—	—	—	1	—	—	1	(c)
U.S. Equity Index PutWrite Strategy
Institutional Class	6,405	223	(5,952)	676	21,985	1,007	(15,980)	7,012
Class A	998	5	(384)	619	1,683	27	(336)	1,374
Class C	2	—	(21)	(19)	87	3	(25)	65
Class R6	1,092	22	(563)	551	871	88	(357)	602

(a)  Period from January 18, 2019 (Commencement of Operations) to April 30, 2019.

(b)  After the close of business on December 7, 2018, the Fund's Class A and Class C shares underwent a reverse stock split. The capital share activity presented here has been adjusted to reflect this split. See Note G of the Notes to Financial Statements.

(c)  Period from May 18, 2018 (Commencement of Operations) to October 31, 2018.

Note E—Line of Credit:

At April 30, 2019, each Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by Management also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a Eurodollar rate for a one-month period plus 1.00% per annum, and (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. Each Fund that is a participant has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by such Fund and other costs incurred by such Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that an individual Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at April 30, 2019. During the period ended April 30, 2019, no Fund utilized the Credit Facility.

Note F—Investments in Affiliates(a):

	Balance of Shares Held October 31, 2018	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held April 30, 2019	Value April 30, 2019	Distributions from Investments in Affiliated Issuers(b)	Net Realized Gain (Loss) from Investments in Affiliated Issuers	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Issuers
Global Allocation
Commodity Strategy Institutional Class	211,186	5,475	96,343	120,318	$714,690	$30,826	$(113,236)	$44,859
Neuberger Berman Emerging Market Debt Fund Institutional Class	128,548	3,298	81,999	49,847	416,221	25,110	(55,852)	102,667
Neuberger Berman Emerging Market Equity Fund Class R6(c)	66,375	685	16,482	50,578	996,393	11,925	19,698	115,227
Neuberger Berman Floating Rate Income Fund Institutional Class	30,013	23,254	21,684	31,583	309,202	3,519	(2,026)	(113)
Neuberger Berman Genesis Fund Class R6	11,702	1,462	—	13,164	769,432	70,739	—	15,742
Neuberger Berman High Income Bond Fund Class R6	117,176	3,025	49,487	70,714	602,487	23,208	(21,509)	32,312
Neuberger Berman International Select Fund Class R6	239,312	4,717	50,320	193,709	2,458,166	51,513	8,551	194,906
Neuberger Berman Short Duration High Income Fund Institutional Class	15,948	372	—	16,320	156,511	3,551	—	2,613

	Balance of Shares Held October 31, 2018	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held April 30, 2019	Value April 30, 2019	Distributions from Investments in Affiliated Issuers(b)	Net Realized Gain (Loss) from Investments in Affiliated Issuers	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Issuers
US Equity Index PutWrite Strategy Class R6	124,493	1,433	—	125,926	$1,382,668	$14,830	$—	$40,747
Sub-total for affiliates held as of 4/30/19(d)					$7,805,770	$235,221	$(164,374)	$548,960
Neuberger Berman Long Short Credit Fund Class R6	43,992	—	43,992	—	$—	$—	$(15,179)	$14,739
Sub-total for affiliates no longer held as of 4/30/19					$—	$—	$(15,179)	$14,739
Total					$7,805,770	$235,221	$(179,553)	$563,699
Multi-Asset Income
Neuberger Berman Emerging Markets Debt Fund Institutional Class	183,733	73,561	185,109	72,185	$602,745	$43,888	$(37,347)	$112,579
Neuberger Berman Floating Rate Income Fund Institutional Class	93,067	59,328	44,372	108,023	1,057,546	17,335	(7,522)	3,044
Neuberger Berman High Income Bond Fund Class R6	229,178	6,322	64,215	171,285	1,459,351	50,077	(20,027)	48,960
Sub-total for affiliates held as of 4/30/19(d)					$3,119,642	$111,300	$(64,896)	$164,583
Neuberger Berman Long Short Credit Fund Class R6	51,167	—	51,167	—	$—	$—	$(18,031)	$17,518
Sub-total for affiliates no longer held as of 4/30/19					$—	$—	$(18,031)	$17,518
Total					$3,119,642	$111,300	$(82,927)	$182,101

(a)  Affiliated issuers, as defined in the 1940 Act.

(b)  Distributions received include distributions from net investment income and net realized capital gains, if any, from the Underlying Fund.

(c)  After the close of business on December 7, 2018, the Neuberger Berman Emerging Markets Equity Fund Class R6 underwent a stock split at a ratio of 1: 1.0009. The balance of shares held as of October 31, 2018 presented here have been retroactively adjusted to reflect this split.

(d)  At April 30, 2019, these securities amounted to approximately 47.87% and 13.98% of net assets of Global Allocation and Multi-Asset Income, respectively.

In addition, at April 30, 2019, there were affiliated investors owning 0.28%, 0.35%, 17.96%, 63.70%, 94.43% and 1.81% of Commodity Strategy, Global Allocation's, Hedged Option Premium Strategy's, Multi-Asset Income's, Multi-Style Premia's and U.S. Equity Index PutWrite Strategy's outstanding shares, respectively.

Note G—Stock Split:

In 2018, the Board approved a reverse stock split (the "Stock Split") of the issued and outstanding shares of certain classes of Long Short (the "Stock Split Fund"). The Stock Split occurred after the close of the business on December 7, 2018. The Stock Split was carried out in accordance with a stock split ratio calculated to result in NAVs that better aligned the share class prices of the Stock Split Fund.

Fund Class	Stock Split Ratio (Old to New)
Long Short Class A	1	: 0.9792
Long Short Class C	1	: 0.9328

Note H—Recent Accounting Pronouncements:

In March 2017, FASB issued Accounting Standards Update No. 2017-08, "Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities" ("ASU 2017-08"). ASU 2017-08 shortens the amortization period to the earliest call date for certain purchased callable debt securities held at a premium. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact of applying this guidance.

In August 2018, FASB issued Accounting Standards Update No. 2018-13, "Fair Value Measurement (Topic 820: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement" ("ASU 2018-13"). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

Note I—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of each Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. Net Asset amounts with a zero balance, if any, may reflect actual amounts rounding to less than $0.1 million. A "—" indicates that the line item was not applicable in the corresponding period.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)@	Net Gains or Losses on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions	Voluntary Contribution from Management	Net Asset Value, End of Period
Commodity Strategy Fund[b]
Institutional Class
4/30/2019 (Unaudited)	$6.19	$0.06	$(0.16)	$(0.10)	$(0.15)	$(0.00)	$—	$(0.15)	$—	$5.94
10/31/2018	$6.36	$0.08	$(0.01)	$0.07	$(0.24)	$—	$—	$(0.24)	$—	$6.19
10/31/2017	$5.99	$0.02	$0.35	$0.37	$—	$—	$—	$—	$—	$6.36
10/31/2016	$6.20	$(0.03)	$(0.18)	$(0.21)	$—	$—	$—	$—	$—	$5.99
10/31/2015	$8.39	$(0.05)	$(2.14)	$(2.19)	$—	$(0.00)	$—	$(0.00)	$—	$6.20
10/31/2014	$9.01	$(0.07)	$(0.55)	$(0.62)	$—	$—	$—	$—	$—	$8.39
Class A
4/30/2019 (Unaudited)	$6.07	$0.05	$(0.16)	$(0.11)	$(0.13)	$(0.00)	$—	$(0.13)	$—	$5.83
10/31/2018	$6.24	$0.06	$(0.01)	$0.05	$(0.22)	$—	$—	$(0.22)	$—	$6.07
10/31/2017	$5.90	$(0.00)	$0.34	$0.34	$—	$—	$—	$—	$—	$6.24
10/31/2016	$6.12	$(0.05)	$(0.17)	$(0.22)	$—	$—	$—	$—	$—	$5.90
10/31/2015	$8.32	$(0.07)	$(2.13)	$(2.20)	$—	$(0.00)	$—	$(0.00)	$—	$6.12
10/31/2014	$8.97	$(0.10)	$(0.55)	$(0.65)	$—	$—	$—	$—	$—	$8.32
Class C
4/30/2019 (Unaudited)	$5.83	$0.03	$(0.15)	$(0.12)	$(0.08)	$(0.00)	$—	$(0.08)	$—	$5.63
10/31/2018	$5.95	$0.01	$—	$0.01	$(0.13)	$—	$—	$(0.13)	$—	$5.83
10/31/2017	$5.71	$(0.05)	$0.29	$0.24	$—	$—	$—	$—	$—	$5.95
10/31/2016	$5.98	$(0.09)	$(0.18)	$(0.27)	$—	$—	$—	$—	$—	$5.71
10/31/2015	$8.19	$(0.12)	$(2.09)	$(2.21)	$—	$(0.00)	$—	$(0.00)	$—	$5.98
10/31/2014	$8.88	$(0.16)	$(0.53)	$(0.69)	$—	$—	$—	$—	$—	$8.19
See Notes to Financial Highlights

	Total Return[a]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets#	Ratio of Gross Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales and reverse repurchase agreements)#		Ratio of Net Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales and reverse repurchase agreements)		Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate (including securities sold short)	Portfolio Turnover Rate (excluding securities sold short)
Commodity Strategy Fund[b]
Institutional Class
4/30/2019 (Unaudited)	(1.40)%*	$114.2	1.00%**	1.00	%Ø**	0.74%**	0.74	%Ø**	2.04%**	55%*	55	%Ø*
10/31/2018	1.19%	$100.3	0.98%	0.98	%Ø	0.74%	0.74	%Ø	1.31%	107%	107	%Ø
10/31/2017	6.18%	$83.1	1.18%	1.18	%Ø	0.85%	0.85	%Ø	0.36%	105%	105	%Ø
10/31/2016	(3.39)%	$49.0	1.65%	1.65	%Ø	1.10%	1.10	%Ø	(0.44)%	58%	58	%Ø
10/31/2015	(26.09)%	$31.8	1.47%	1.47	%Ø	1.10%	1.10	%Ø	(0.67)%	35%	35	%Ø
10/31/2014	(6.88)%	$20.5	1.62%	1.62	%Ø	1.10%	1.10	%Ø	(0.73)%	21%	21	%Ø
Class A
4/30/2019 (Unaudited)	(1.65)%*	$37.9	1.39%**	1.39	%Ø**	1.10%**	1.10	%Ø**	1.67%**	55%*	55	%Ø*
10/31/2018	0.81%	$47.9	1.35%	1.35	%Ø	1.10%	1.10	%Ø	0.95%	107%	107	%Ø
10/31/2017	5.76%	$42.4	1.56%	1.56	%Ø	1.21%	1.21	%Ø	(0.02)%	105%	105	%Ø
10/31/2016	(3.59)%	$33.3	2.04%	2.04	%Ø	1.46%	1.46	%Ø	(0.82)%	58%	58	%Ø
10/31/2015	(26.43)%	$35.5	1.84%	1.84	%Ø	1.46%	1.46	%Ø	(1.05)%	35%	35	%Ø
10/31/2014	(7.25)%	$66.8	1.98%	1.98	%Ø	1.46%	1.46	%Ø	(1.09)%	21%	21	%Ø
Class C
4/30/2019 (Unaudited)	(2.04)%*	$0.0	2.47%**	2.47	%Ø**	1.85%**	1.85	%Ø**	0.92%**	55%*	55	%Ø*
10/31/2018	0.15%	$0.0	2.34%	2.34	%Ø	1.85%	1.85	%Ø	0.19%	107%	107	%Ø
10/31/2017	4.20%	$0.0	3.20%	3.20	%Ø	2.03%	2.03	%Ø	(0.92)%	105%	105	%Ø
10/31/2016	(4.52)%	$0.1	3.06%	3.06	%Ø	2.21%	2.21	%Ø	(1.65)%	58%	58	%Ø
10/31/2015	(26.98)%	$3.1	2.70%	2.70	%Ø	2.21%	2.21	%Ø	(1.79)%	35%	35	%Ø
10/31/2014	(7.77)%	$4.2	2.84%	2.84	%Ø	2.21%	2.21	%Ø	(1.84)%	21%	21	%Ø

Financial Highlights (cont'd)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)@	Net Gains or Losses on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions	Voluntary Contribution from Management	Net Asset Value, End of Period
Global Allocation Fund
Institutional Class
4/30/2019 (Unaudited)	$11.15	$0.14	$0.61	$0.75	$(0.26)	$(0.28)	$—	$(0.54)	$—	$11.36
10/31/2018	$12.14	$0.23	$(0.58)	$(0.35)	$(0.22)	$(0.42)	$—	$(0.64)	$—	$11.15
10/31/2017	$10.49	$0.18	$1.52	$1.70	$(0.05)	$—	$—	$(0.05)	$—	$12.14
10/31/2016	$10.42	$0.10	$(0.01)	$0.09	$(0.00)	$(0.02)	$—	$(0.02)	$—	$10.49
10/31/2015	$10.81	$0.06	$(0.17)	$(0.11)	$(0.28)	$(0.00)	$—	$(0.28)	$—	$10.42
10/31/2014	$11.63	$(0.12)	$0.29	$0.17	$(0.99)	$—	$—	$(0.99)	$0.00	$10.81
Class A
4/30/2019 (Unaudited)	$11.05	$0.12	$0.61	$0.73	$(0.21)	$(0.28)	$—	$(0.49)	$—	$11.29
10/31/2018	$12.04	$0.20	$(0.59)	$(0.39)	$(0.18)	$(0.42)	$—	$(0.60)	$—	$11.05
10/31/2017	$10.40	$0.14	$1.50	$1.64	$—	$—	$—	$—	$—	$12.04
10/31/2016	$10.36	$0.06	$(0.00)	$0.06	$—	$(0.02)	$—	$(0.02)	$—	$10.40
10/31/2015	$10.76	$0.02	$(0.18)	$(0.16)	$(0.24)	$(0.00)	$—	$(0.24)	$—	$10.36
10/31/2014	$11.57	$(0.16)	$0.29	$0.13	$(0.94)	$—	$—	$(0.94)	$0.00	$10.76
Class C
4/30/2019 (Unaudited)	$10.70	$0.08	$0.60	$0.68	$(0.12)	$(0.28)	$—	$(0.40)	$—	$10.98
10/31/2018	$11.66	$0.11	$(0.58)	$(0.47)	$(0.07)	$(0.42)	$—	$(0.49)	$—	$10.70
10/31/2017	$10.14	$0.05	$1.47	$1.52	$—	$—	$—	$—	$—	$11.66
10/31/2016	$10.18	$(0.01)	$(0.01)	$(0.02)	$—	$(0.02)	$—	$(0.02)	$—	$10.14
10/31/2015	$10.60	$(0.06)	$(0.18)	$(0.24)	$(0.18)	$(0.00)	$—	$(0.18)	$—	$10.18
10/31/2014	$11.43	$(0.25)	$0.30	$0.05	$(0.88)	$—	$—	$(0.88)	$0.00	$10.60

See Notes to Financial Highlights

	Total Return[a]		Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets#	Ratio of Gross Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales and reverse repurchase agreements)#	Ratio of Net Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales and reverse repurchase agreements)	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate (including securities sold short)		Portfolio Turnover Rate (excluding securities sold short)
Global Allocation Fund
Institutional Class
4/30/2019 (Unaudited)	7.38	%[d]*	$11.6	3.29%**	3.29%**	0.46%**	0.46%**	2.65%**	22	%[c]*	22	%cØ*
10/31/2018	(3.14)%[d]		$13.8	3.04%	3.04%	0.46%	0.46%	1.96%	59%[c]		59	%cØ
10/31/2017	16.24%		$13.9	3.59%[e]	3.56%	0.49%[e]	0.46%	1.63%[e]	113%[c]		101%[c]
10/31/2016	0.87%		$10.1	4.17%	3.66%	1.11%	0.60%	0.97%	176%[c]		174%[c]
10/31/2015	(1.12)%		$8.9	3.29%	2.94%	1.03%	0.69%	0.51%	195%[c]		185%[c]
10/31/2014	1.37%[f]		$12.5	3.25%	2.72%	1.50%	0.98%	(1.12)%	228%		216%
Class A
4/30/2019 (Unaudited)	7.23	%[d]*	$2.6	3.69%**	3.69%**	0.82%**	0.82%**	2.27%**	22	%[c]*	22	%cØ*
10/31/2018	(3.49)%[d]		$2.8	3.46%	3.46%	0.82%	0.82%	1.70%	59%[c]		59	%cØ
10/31/2017	15.77%		$3.9	4.10%[e]	4.05%	0.89%[e]	0.84%	1.27%[e]	113%[c]		101%[c]
10/31/2016	0.59%		$5.9	4.53%	4.01%	1.49%	0.96%	0.64%	176%[c]		174%[c]
10/31/2015	(1.52)%		$8.1	3.69%	3.34%	1.39%	1.04%	0.16%	195%[c]		185%[c]
10/31/2014	1.03%[f]		$9.6	3.68%	3.16%	1.86%	1.35%	(1.49)%	228%		216%
Class C
4/30/2019 (Unaudited)	6.83	%[d]*	$2.1	4.42%**	4.42%**	1.57%**	1.57%**	1.50%**	22	%[c]*	22	%cØ*
10/31/2018	(4.25)%[d]		$2.3	4.18%	4.18%	1.57%	1.57%	0.92%	59%[c]		59	%cØ
10/31/2017	14.99%		$3.2	4.84%[e]	4.79%	1.63%[e]	1.59%	0.50%[e]	113%[c]		101%[c]
10/31/2016	(0.19)%		$4.7	5.26%	4.74%	2.24%	1.71%	(0.10)%	176%[c]		174%[c]
10/31/2015	(2.29)%		$6.6	4.45%	4.10%	2.14%	1.79%	(0.57)%	195%[c]		185%[c]
10/31/2014	0.30%[f]		$7.0	4.46%	3.95%	2.63%	2.11%	(2.27)%	228%		216%

Financial Highlights (cont'd)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)@	Net Gains or Losses on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions	Voluntary Contribution from Management	Net Asset Value, End of Period
Global Allocation Fund (cont'd)
Class R6
Period from 1/18/2019^ to 4/30/2019 (Unaudited)	$10.56	$0.06	$0.74	$0.80	$—	$—	$—	$—	$—	$11.36
Hedged Option Premium Strategy Fund
Institutional Class
4/30/2019 (Unaudited)	$23.78	$0.17	$(0.40)	$(0.23)	$(0.15)	$—	$—	$(0.15)	$—	$23.40
10/31/2018	$25.41	$0.24	$(1.43)	$(1.19)	$(0.22)	$(0.22)	$—	$(0.44)	$—	$23.78
Period from 4/12/2017^ to 10/31/2017	$25.00	$0.09	$0.39	$0.48	$(0.07)	$—	$—	$(0.07)	$—	$25.41
Class A
4/30/2019 (Unaudited)	$23.77	$0.12	$(0.39)	$(0.27)	$(0.11)	$—	$—	$(0.11)	$—	$23.39
10/31/2018	$25.41	$0.15	$(1.44)	$(1.29)	$(0.13)	$(0.22)	$—	$(0.35)	$—	$23.77
Period from 4/12/2017^ to 10/31/2017	$25.00	$0.03	$0.41	$0.44	$(0.03)	$—	$—	$(0.03)	$—	$25.41

See Notes to Financial Highlights

	Total Return[a]		Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets#		Ratio of Gross Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales and reverse repurchase agreements)#		Ratio of Net Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales and reverse repurchase agreements)		Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate (including securities sold short)		Portfolio Turnover Rate (excluding securities sold short)
Global Allocation Fund (cont'd)
Class R6
Period from 1/18/2019^ to 4/30/2019 (Unaudited)	7.58	%*	$0.0	3.64	%**	3.64	%**	0.37	%**	0.37	%**	1.94	%**	22	%[c]*	22	%^^cØ*
Hedged Option Premium Strategy Fund
Institutional Class
4/30/2019 (Unaudited)	(0.97	)%*	$17.3	2.25	%**	2.25	%Ø**	0.65	%**	0.65	%Ø**	1.42	%**	12	%*	12	%Ø*
10/31/2018	(4.74)%		$12.1	2.83%		2.83	%Ø	0.66%		0.66	%Ø	0.99%		13%		13	%Ø
Period from 4/12/2017^ to 10/31/2017	1.92	%*	$8.6	6.75	%‡**	6.75	%Ø‡**	0.65	%‡**	0.65	%Ø‡**	0.62	%‡**	0	%*	0	%Ø*
Class A
4/30/2019 (Unaudited)	(1.14	)%*	$0.0	2.71	%**	2.71	%Ø**	1.01	%**	1.01	%Ø**	1.05	%**	12	%*	12	%Ø*
10/31/2018	(5.12)%		$0.0	3.23%		3.23	%Ø	1.01%		1.01	%Ø	0.61%		13%		13	%Ø
Period from 4/12/2017^ to 10/31/2017	1.74	%*	$0.0	7.39	%‡**	7.39	%Ø‡**	1.01	%‡**	1.01	%Ø‡**	0.24	%‡**	0	%*	0	%Ø*

Financial Highlights (cont'd)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)@	Net Gains or Losses on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions	Voluntary Contribution from Management	Net Asset Value, End of Period
Hedged Option Premium Strategy Fund (cont'd)
Class C
4/30/2019 (Unaudited)	$23.63	$0.03	$(0.39)	$(0.36)	$(0.02)	$—	$—	$(0.02)	$—	$23.25
10/31/2018	$25.33	$(0.03)	$(1.44)	$(1.47)	$(0.01)	$(0.22)	$—	$(0.23)	$—	$23.63
Period from 4/12/2017^ to 10/31/2017	$25.00	$(0.07)	$0.40	$0.33	$—	$—	$—	$—	$—	$25.33
Class R6
4/30/2019 (Unaudited)	$23.77	$0.17	$(0.38)	$(0.21)	$(0.16)	$—	$—	$(0.16)	$—	$23.40
10/31/2018	$25.41	$0.25	$(1.43)	$(1.18)	$(0.24)	$(0.22)	$—	$(0.46)	$—	$23.77
Period from 4/12/2017^ to 10/31/2017	$25.00	$0.09	$0.40	$0.49	$(0.08)	$—	$—	$(0.08)	$—	$25.41
Long Short Fund
Institutional Class
4/30/2019
(Unaudited)	$14.54	$0.04	$0.46	$0.50	$—	$(0.76)	$—	$(0.76)	$—	$14.28
10/31/2018	$14.21	$0.03	$0.30	$0.33	$—	$—	$—	$—	$—	$14.54
10/31/2017	$12.74	$0.02	$1.45	$1.47	$—	$—	$—	$—	$0.00	$14.21
10/31/2016	$12.76	$(0.03)	$0.01	$(0.02)	$(0.00)	$—	$—	$(0.00)	$—	$12.74
10/31/2015	$13.02	$0.02	$(0.21)	$(0.19)	$(0.02)	$(0.05)	$—	$(0.07)	$—	$12.76
10/31/2014	$12.48	$0.02	$0.58	$0.60	$—	$(0.06)	$—	$(0.06)	$0.00	$13.02

See Notes to Financial Highlights

	Total Return[a]		Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets#		Ratio of Gross Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales and reverse repurchase agreements)#		Ratio of Net Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales and reverse repurchase agreements)		Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate (including securities sold short)	Portfolio Turnover Rate (excluding securities sold short)
Hedged Option Premium Strategy Fund (cont'd)
Class C
4/30/2019 (Unaudited)	(1.50	)%*	$0.0	3.48	%**	3.48	%Ø**	1.76	%**	1.76	%Ø**	0.29	%**	12%*	12	%Ø*
10/31/2018	(5.84)%		$0.0	4.00%		4.00	%Ø	1.76%		1.76	%Ø	(0.14)%		13%	13	%Ø
Period from 4/12/2017^ to 10/31/2017	1.32	%*	$0.0	8.10	%‡**	8.10	%Ø‡**	1.76	%‡**	1.76	%Ø‡**	(0.50	)%‡**	0%*	0	%Ø*
Class R6
4/30/2019 (Unaudited)	(0.89	)%*	$1.8	2.18	%**	2.18	%Ø**	0.56	%**	0.56	%Ø**	1.49	%**	12%*	12	%Ø*
10/31/2018	(4.71)%		$1.9	2.79%		2.79	%Ø	0.59%		0.59	%Ø	1.04%		13%	13	%Ø
Period from 4/12/2017^ to 10/31/2017	1.95	%*	$2.0	6.69	%‡**	6.69	%Ø‡**	0.58	%‡**	0.58	%Ø‡**	0.67	%‡**	0%*	0	%Ø*
Long Short Fund
Institutional Class
4/30/2019
(Unaudited)	4.14	%[d]*	$2,499.9	1.57	%**	1.33	%**	1.57	%**	1.33	%**	0.54	%**	36%*	26	%*
10/31/2018	2.32%[d]		$2,847.3	1.60%		1.31%		1.60%		1.31%		0.23%		83%	69%
10/31/2017	11.54	%fg	$2,853.0	1.80%		1.33%		1.80%[h]		1.32%[h]		0.12%[h]		80%	64%
10/31/2016	(0.14)%		$2,074.7	1.91%		1.33%		1.91%		1.33%		(0.22)%		86%	72%
10/31/2015	(1.45)%		$2,719.8	1.66%		1.31%		1.66%		1.31%		0.16%		91%	69%
10/31/2014	4.83%[f]		$2,627.8	1.72%		1.48%		1.72%		1.48%		0.17%		61%	44%

Financial Highlights (cont'd)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)@	Net Gains or Losses on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions	Voluntary Contribution from Management	Net Asset Value, End of Period
Long Short Fund (cont'd)
Class A
4/30/2019[i] (Unaudited)	$14.54	$0.01	$0.46	$0.47	$—	$(0.76)	$—	$(0.76)	$—	$14.25
10/31/2018[i]	$14.26	$(0.02)	$0.30	$0.28	$—	$—	$—	$—	$—	$14.54
10/31/2017[i]	$12.83	$(0.02)	$1.45	$1.43	$—	$—	$—	$—	$0.00	$14.26
10/31/2016[i]	$12.89	$(0.07)	$0.01	$(0.06)	$—	$—	$—	$—	$—	$12.83
10/31/2015[i]	$13.18	$(0.03)	$(0.21)	$(0.24)	$—	$(0.05)	$—	$(0.05)	$—	$12.89
10/31/2014[i]	$12.67	$(0.03)	$0.59	$0.56	$—	$(0.05)	$—	$(0.05)	$0.00	$13.18
Class C
4/30/2019[i] (Unaudited)	$14.53	$(0.04)	$0.45	$0.41	$—	$(0.76)	$—	$(0.76)	$—	$14.18
10/31/2018[i]	$14.34	$(0.13)	$0.32	$0.19	$—	$—	$—	$—	$—	$14.53
10/31/2017[i]	$13.00	$(0.13)	$1.47	$1.34	$—	$—	$—	$—	$0.00	$14.34
10/31/2016[i]	$13.18	$(0.18)	$0.00	$(0.18)	$—	$—	$—	$—	$—	$13.00
10/31/2015[i]	$13.57	$(0.13)	$(0.21)	$(0.34)	$—	$(0.05)	$—	$(0.05)	$—	$13.18
10/31/2014[i]	$13.14	$(0.13)	$0.61	$0.48	$—	$(0.05)	$—	$(0.05)	$0.00	$13.57
Multi-Asset Income Fund
Institutional Class
4/30/2019 (Unaudited)	$9.58	$0.18	$0.36	$0.54	$(0.20)	$—	$—	$(0.20)	$—	$9.92
10/31/2018	$10.18	$0.33	$(0.51)	$(0.18)	$(0.35)	$—	$(0.07)	$(0.42)	$—	$9.58
10/31/2017	$9.60	$0.32	$0.62	$0.94	$(0.35)	$—	$(0.01)	$(0.36)	$—	$10.18
10/31/2016	$9.43	$0.31	$0.25	$0.56	$(0.30)	$—	$(0.09)	$(0.39)	$—	$9.60
Period from 3/27/2015^ to 10/31/2015	$10.00	$0.23	$(0.57)	$(0.34)	$(0.23)	$—	$—	$(0.23)	$—	$9.43

See Notes to Financial Highlights

	Total Return[a]		Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets#		Ratio of Gross Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales and reverse repurchase agreements)#		Ratio of Net Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales and reverse repurchase agreements)		Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate (including securities sold short)	Portfolio Turnover Rate (excluding securities sold short)
Long Short Fund (cont'd)
Class A
4/30/2019[i] (Unaudited)	3.91	%[d]*	$58.7	1.95	%**	1.68	%**	1.95	%**	1.68	%**	0.13	%**	36%*	26	%*
10/31/2018[i]	2.01%[d]		$105.9	1.96%		1.67%		1.96%		1.67%		(0.13)%		83%	69%
10/31/2017[i]	11.15	%fg	$145.6	2.16%		1.68%		2.16%[h]		1.68%[h]		(0.18)%[h]		80%	64%
10/31/2016[i]	(0.48)%		$206.4	2.28%		1.69%		2.28%		1.69%		(0.59)%		86%	72%
10/31/2015[i]	(1.89)%		$361.7	2.03%		1.68%		2.03%		1.68%		(0.20)%		91%	69%
10/31/2014[i]	4.47%[f]		$388.6	2.09%		1.85%		2.09%		1.85%		(0.20)%		61%	44%
Class C
4/30/2019[i] (Unaudited)	3.53	%[d]*	$69.6	2.68	%**	2.44	%**	2.68	%**	2.44	%**	(0.58	)%**	36%*	26	%*
10/31/2018[i]	1.27%[d]		$77.6	2.71%		2.42%		2.71%		2.42%		(0.88)%		83%	69%
10/31/2017[i]	10.31	%fg	$92.7	2.90%		2.43%		2.90%[h]		2.43%[h]		(0.94)%[h]		80%	64%
10/31/2016[i]	(1.30)%		$117.3	3.02%		2.44%		3.02%		2.44%		(1.33)%		86%	72%
10/31/2015[i]	(2.56)%		$190.6	2.77%		2.42%		2.77%		2.42%		(0.94)%		91%	69%
10/31/2014[i]	3.71%[f]		$211.0	2.84%		2.60%		2.84%		2.60%		(0.94)%		61%	44%
Multi-Asset Income Fund
Institutional Class
4/30/2019 (Unaudited)	5.77	%[d]*	$17.0	2.53	%**	2.53	%Ø**	0.59	%**	0.59	%Ø**	3.77	%**	36%*	36	%cØ*
10/31/2018	(1.92)%		$17.7	2.56%		2.56	%Ø	0.55%		0.55	%Ø	3.29%		74%	74	%cØ
10/31/2017	9.93%		$17.3	3.03%		3.03	%Ø	0.50%		0.50	%Ø	3.28%		84%	84	%cØ
10/31/2016	6.09%		$12.4	3.86%		3.86	%Ø	0.44%		0.44	%Ø	3.33%		94%	94	%Ø
Period from 3/27/2015^ to 10/31/2015	(3.43	)%*	$10.6	3.66	%‡**	3.66	%Ø‡**	0.43	%‡**	0.43	%Ø‡**	3.87	%‡**	33%*	33	%Ø*

Financial Highlights (cont'd)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)@	Net Gains or Losses on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions	Voluntary Contribution from Management	Net Asset Value, End of Period
Multi-Asset Income Fund (cont'd)
Class A
4/30/2019 (Unaudited)	$9.58	$0.16	$0.37	$0.53	$(0.19)	$—	$—	$(0.19)	$—	$9.92
10/31/2018	$10.18	$0.29	$(0.51)	$(0.22)	$(0.31)	$—	$(0.07)	$(0.38)	$—	$9.58
10/31/2017	$9.60	$0.29	$0.61	$0.90	$(0.31)	$—	$(0.01)	$(0.32)	$—	$10.18
10/31/2016	$9.43	$0.28	$0.24	$0.52	$(0.26)	$—	$(0.09)	$(0.35)	$—	$9.60
Period from 3/27/2015^ to 10/31/2015	$10.00	$0.20	$(0.56)	$(0.36)	$(0.21)	$—	$—	$(0.21)	$—	$9.43
Class C
4/30/2019 (Unaudited)	$9.58	$0.13	$0.35	$0.48	$(0.15)	$—	$—	$(0.15)	$—	$9.91
10/31/2018	$10.18	$0.22	$(0.52)	$(0.30)	$(0.23)	$—	$(0.07)	$(0.30)	$—	$9.58
10/31/2017	$9.60	$0.21	$0.62	$0.83	$(0.24)	$—	$(0.01)	$(0.25)	$—	$10.18
10/31/2016	$9.43	$0.20	$0.25	$0.45	$(0.19)	$—	$(0.09)	$(0.28)	$—	$9.60
Period from 3/27/2015^ to 10/31/2015	$10.00	$0.16	$(0.56)	$(0.40)	$(0.17)	$—	$—	$(0.17)	$—	$9.43
Class R6
4/30/2019 (Unaudited)	$9.58	$0.18	$0.37	$0.55	$(0.21)	$—	$—	$(0.21)	$—	$9.92
10/31/2018	$10.18	$0.34	$(0.52)	$(0.18)	$(0.35)	$—	$(0.07)	$(0.42)	$—	$9.58
10/31/2017	$9.60	$0.33	$0.61	$0.94	$(0.35)	$—	$(0.01)	$(0.36)	$—	$10.18
10/31/2016	$9.43	$0.32	$0.24	$0.56	$(0.30)	$—	$(0.09)	$(0.39)	$—	$9.60
Period from 3/27/2015^ to 10/31/2015	$10.00	$0.23	$(0.57)	$(0.34)	$(0.23)	$—	$—	$(0.23)	$—	$9.43

See Notes to Financial Highlights

	Total Return[a]		Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets#		Ratio of Gross Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales and reverse repurchase agreements)#		Ratio of Net Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales and reverse repurchase agreements)		Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate (including securities sold short)	Portfolio Turnover Rate (excluding securities sold short)
Multi-Asset Income Fund (cont'd)
Class A
4/30/2019 (Unaudited)	5.58	%[d]*	$0.6	2.98	%**	2.98	%Ø**	0.96	%**	0.96	%Ø**	3.41	%**	36%*	36	%cØ*
10/31/2018	(2.28)%		$0.7	2.97%		2.97	%Ø	0.92%		0.92	%Ø	2.94%		74%	74	%cØ
10/31/2017	9.53%		$0.6	3.47%		3.47	%Ø	0.86%		0.86	%Ø	2.90%		84%	84	%cØ
10/31/2016	5.70%		$0.6	4.27%		4.27	%Ø	0.81%		0.81	%Ø	2.98%		94%	94	%Ø
Period from 3/27/2015^ to 10/31/2015	(3.64	)%*	$0.5	4.55	%‡**	4.55	%Ø‡**	0.79	%‡**	0.79	%Ø‡**	3.50	%‡**	33%*	33	%Ø*
Class C
4/30/2019 (Unaudited)	5.09	%[d]*	$0.7	3.65	%**	3.65	%Ø**	1.71	%**	1.71	%Ø**	2.66	%**	36%*	36	%cØ*
10/31/2018	(3.02)%		$0.6	3.69%		3.69	%Ø	1.67%		1.67	%Ø	2.17%		74%	74	%cØ
10/31/2017	8.71%		$0.7	4.16%		4.16	%Ø	1.62%		1.62	%Ø	2.15%		84%	84	%cØ
10/31/2016	4.91%		$0.6	4.99%		4.99	%Ø	1.56%		1.56	%Ø	2.20%		94%	94	%Ø
Period from 3/27/2015^ to 10/31/2015	(4.07	)%*	$0.5	5.29	%‡**	5.29	%Ø‡**	1.53	%‡**	1.53	%Ø‡**	2.76	%‡**	33%*	33	%Ø*
Class R6
4/30/2019 (Unaudited)	5.82	%[d]*	$4.0	2.44	%**	2.44	%Ø**	0.49	%**	0.49	%Ø**	3.86	%**	36%*	36	%cØ*
10/31/2018	(1.86)%		$3.9	2.49%		2.49	%Ø	0.48%		0.48	%Ø	3.36%		74%	74	%cØ
10/31/2017	10.01%		$4.1	2.97%		2.97	%Ø	0.42%		0.42	%Ø	3.34%		84%	84	%cØ
10/31/2016	6.16%		$3.9	3.78%		3.78	%Ø	0.37%		0.37	%Ø	3.42%		94%	94	%Ø
Period from 3/27/2015^ to 10/31/2015	(3.39	)%*	$3.8	3.63	%‡**	3.63	%Ø‡**	0.36	%‡**	0.36	%Ø‡**	3.93	%‡**	33%*	33	%Ø*

Financial Highlights (cont'd)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)@	Net Gains or Losses on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions	Voluntary Contribution from Management	Net Asset Value, End of Period
Multi-Style Premia Fund[b]
Institutional Class
4/30/2019 (Unaudited)	$24.71	$0.11	$(0.14)	$(0.03)	$(1.30)	$—	$—	$(1.30)	$—	$23.38
Period from 5/18/2018^ to 10/31/2018	$25.00	$0.10	$(0.39)	$(0.29)	$—	$—	$—	$—	$—	$24.71
Class A
4/30/2019 (Unaudited)	$24.67	$0.07	$(0.13)	$(0.06)	$(1.30)	$—	$—	$(1.30)	$—	$23.31
Period from 5/18/2018^ to 10/31/2018	$25.00	$0.06	$(0.39)	$(0.33)	$—	$—	$—	$—	$—	$24.67
Class C
4/30/2019 (Unaudited)	$24.59	$(0.02)	$(0.13)	$(0.15)	$(1.17)	$—	$—	$(1.17)	$—	$23.27
Period from 5/18/2018^ to 10/31/2018	$25.00	$(0.02)	$(0.39)	$(0.41)	$—	$—	$—	$—	$—	$24.59
Class R6
4/30/2019 (Unaudited)	$24.72	$0.12	$(0.14)	$(0.02)	$(1.32)	$—	$—	$(1.32)	$—	$23.38
Period from 5/18/2018^ to 10/31/2018	$25.00	$0.11	$(0.39)	$(0.28)	$—	$—	$—	$—	$—	$24.72

See Notes to Financial Highlights

	Total Return[a]		Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets#		Ratio of Gross Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales and reverse repurchase agreements)#		Ratio of Net Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales and reverse repurchase agreements)		Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate (including securities sold short)		Portfolio Turnover Rate (excluding securities sold short)
Multi-Style Premia Fund[b]
Institutional Class
4/30/2019 (Unaudited)	0.05	%*	$14.7	4.41	%**	4.41	%**	0.98	%**	0.98	%**	0.97	%**	48	%*	48	%Ø*
Period from 5/18/2018^ to 10/31/2018	(1.16	)%*	$15.4	5.05	%‡**	5.05	%Ø‡**	0.95	%‡**	0.95	%Ø‡**	0.87	%‡**	31	%*	31	%Ø*
Class A
4/30/2019 (Unaudited)	(0.09	)%*	$0.1	4.85	%**	4.85	%**	1.33	%**	1.33	%**	0.65	%**	48	%*	48	%Ø*
Period from 5/18/2018^ to 10/31/2018	(1.32	)%*	$0.0	5.87	%‡**	5.87	%Ø‡**	1.31	%‡**	1.31	%Ø‡**	0.57	%‡**	31	%*	31	%Ø*
Class C
4/30/2019 (Unaudited)	(0.49	)%*	$0.0	5.33	%**	5.33	%**	2.08	%**	2.08	%**	(0.14	)%**	48	%*	48	%Ø*
Period from 5/18/2018^ to 10/31/2018	(1.64	)%*	$0.0	6.62	%‡**	6.62	%Ø‡**	2.06	%‡**	2.06	%Ø‡**	(0.18	)%‡**	31	%*	31	%Ø*
Class R6
4/30/2019 (Unaudited)	0.09	%*	$0.0	4.52	%**	4.52	%**	0.88	%**	0.88	%**	1.06	%**	48	%*	48	%Ø*
Period from 5/18/2018^ to 10/31/2018	(1.12	)%*	$0.0	5.44	%‡**	5.44	%Ø‡**	0.88	%‡**	0.88	%Ø‡**	1.00	%‡**	31	%*	31	%Ø*

Financial Highlights (cont'd)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)@	Net Gains or Losses on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions	Voluntary Contribution from Management	Net Asset Value, End of Period
U.S. Equity Index PutWrite Strategy Fund
Institutional Class
4/30/2019 (Unaudited)	$10.65	$0.09	$0.35	$0.44	$(0.11)	$—	$—	$(0.11)	$—	$10.98
10/31/2018	$11.33	$0.12	$(0.13)	$(0.01)	$(0.08)	$(0.59)	$—	$(0.67)	$—	$10.65
10/31/2017	$10.09	$0.05	$1.26	$1.31	$(0.04)	$(0.03)	$—	$(0.07)	$—	$11.33
Period from 9/16/2016^ to 10/31/2016	$10.00	$0.00	$0.09	$0.09	$—	$—	$—	$—	$—	$10.09
Class A
4/30/2019 (Unaudited)	$10.64	$0.07	$0.35	$0.42	$(0.10)	$—	$—	$(0.10)	$—	$10.96
10/31/2018	$11.33	$0.11	$(0.16)	$(0.05)	$(0.05)	$(0.59)	$—	$(0.64)	$—	$10.64
10/31/2017	$10.09	$0.01	$1.27	$1.28	$(0.01)	$(0.03)	$—	$(0.04)	$—	$11.33
Period from 9/16/2016^ to 10/31/2016	$10.00	$(0.00)	$0.09	$0.09	$—	$—	$—	$—	$—	$10.09
Class C
4/30/2019 (Unaudited)	$10.51	$0.03	$0.35	$0.38	$(0.05)	$—	$—	$(0.05)	$—	$10.84
10/31/2018	$11.24	$(0.00)	$(0.13)	$(0.13)	$(0.01)	$(0.59)	$—	$(0.60)	$—	$10.51
10/31/2017	$10.08	$(0.07)	$1.26	$1.19	$—	$(0.03)	$—	$(0.03)	$—	$11.24
Period from 9/16/2016^ to 10/31/2016	$10.00	$(0.01)	$0.09	$0.08	$—	$—	$—	$—	$—	$10.08

See Notes to Financial Highlights

	Total Return[a]		Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets#		Ratio of Gross Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales and reverse repurchase agreements)#		Ratio of Net Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales and reverse repurchase agreements)		Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate (including securities sold short)		Portfolio Turnover Rate (excluding securities sold short)
U.S. Equity Index PutWrite Strategy Fund
Institutional Class
4/30/2019 (Unaudited)	4.24	%*	$231.6	0.77	%**	0.77	%Ø**	0.66	%**	0.66	%Ø**	1.64	%**	16	%*	16	%Ø*
10/31/2018	(0.16)%		$217.6	0.74%		0.74	%Ø	0.65%		0.65	%Ø	1.09%		56%		56	%Ø
10/31/2017	13.05%		$152.0	0.98%		0.98	%Ø	0.65%		0.65	%Ø	0.49%		0%		0	%Ø
Period from 9/16/2016^ to 10/31/2016	0.90	%*	$21.2	3.84	%‡**	3.84	%Ø‡**	0.65	%‡**	0.65	%Ø‡**	0.26	%‡**	0	%*	0	%Ø*
Class A
4/30/2019 (Unaudited)	3.97	%*	$25.8	1.13	%**	1.13	%Ø**	1.02	%**	1.02	%Ø**	1.29	%**	16	%*	16	%Ø*
10/31/2018	(0.55)%		$18.4	1.11%		1.11	%Ø	1.01%		1.01	%Ø	0.97%		56%		56	%Ø
10/31/2017	12.70%		$4.1	1.35%		1.35	%Ø	1.01%		1.01	%Ø	0.13%		0%		0	%Ø
Period from 9/16/2016^ to 10/31/2016	0.90	%*	$0.4	4.26	%‡**	4.26	%Ø‡**	1.01	%‡**	1.01	%Ø‡**	(0.05	)%‡**	0	%*	0	%Ø*
Class C
4/30/2019 (Unaudited)	3.68	%*	$1.0	1.93	%**	1.93	%Ø**	1.77	%**	1.77	%Ø**	0.53	%**	16	%*	16	%Ø*
10/31/2018	(1.30)%		$1.2	1.89%		1.89	%Ø	1.76%		1.76	%Ø	(0.04)%		56%		56	%Ø
10/31/2017	11.81%		$0.5	2.12%		2.12	%Ø	1.76%		1.76	%Ø	(0.63)%		0%		0	%Ø
Period from 9/16/2016^ to 10/31/2016	0.80	%*	$0.1	5.10	%‡**	5.10	%Ø‡**	1.76	%‡**	1.76	%Ø‡**	(0.86	)%‡**	0	%*	0	%Ø*

Financial Highlights (cont'd)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)@	Net Gains or Losses on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions	Voluntary Contribution from Management	Net Asset Value, End of Period
U.S. Equity Index PutWrite Strategy Fund (cont'd)
Class R6
4/30/2019 (Unaudited)	$10.66	$0.09	$0.35	$0.44	$(0.12)	$—	$—	$(0.12)	$—	$10.98
10/31/2018	$11.34	$0.12	$(0.12)	$0.00	$(0.09)	$(0.59)	$—	$(0.68)	$—	$10.66
10/31/2017	$10.10	$0.06	$1.26	$1.32	$(0.05)	$(0.03)	$—	$(0.08)	$—	$11.34
Period from 9/16/2016^ to 10/31/2016	$10.00	$0.00	$0.10	$0.10	$—	$—	$—	$—	$—	$10.10

See Notes to Financial Highlights

	Total Return[a]		Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets#		Ratio of Gross Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales and reverse repurchase agreements)#		Ratio of Net Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales and reverse repurchase agreements)		Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate (including securities sold short)		Portfolio Turnover Rate (excluding securities sold short)
U.S. Equity Index PutWrite Strategy Fund (cont'd)
Class R6
4/30/2019 (Unaudited)	4.19	%*	$24.5	0.67	%**	0.67	%Ø**‡	0.56	%**	0.56	%Ø**	1.74	%**	16	%*	16	%Ø*
10/31/2018	(0.09)%		$17.9	0.68%		0.68	%Ø‡	0.58%		0.58	%Ø	1.12%		56%		56	%Ø
10/31/2017	13.08%		$12.2	0.93%		0.93	%Ø‡	0.58%		0.58	%Ø	0.55%		0%		0	%Ø
Period from 9/16/2016^ to 10/31/2016	1.00	%*	$4.8	3.77	%‡**	3.77	%Ø‡**	0.58	%‡**	0.58	%Ø‡**	0.26	%‡**	0	%*	0	%Ø*

Notes to Financial Highlights (Unaudited)

@  Calculated based on the average number of shares outstanding during each fiscal period.

#  Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee and/or if Long Short had not received refunds, plus interest, from State Street for custodian out-of-pocket expenses previously paid ("Custodian Out-of Pocket Expenses Refunded") during the year ended October 31, 2017.

**  Annualized.

^  The date investment operations commenced.

*  Not annualized.

‡  Organization expense, which is a non-recurring expense, is included in these ratios on a non-annualized basis.

Ø  Commodity Strategy, Hedged Option Premium Strategy, Multi-Asset Income, Multi-Style Premia and U.S. Equity Index PutWrite Strategy did not engage in short sales. For the six months ended April 30, 2019 and for the year ended October 31, 2018, Global Allocation did not engage in short sales.

^^  Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six months ended April 30, 2019 for Global Allocation.

a  Total return based on per share NAV reflects the effects of changes in NAV on the performance of each Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested, but do not reflect the effect of sales charges. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. Total return would have been higher if Management had not recouped previously reimbursed and/or waived expenses.

b  Consolidated financial highlights, see Note A in the Notes to Financial Statements.

c  The portfolio turnover rate including mortgage dollar roll transactions was 64% and 129% for the six months ended April 30, 2019 and for the year ended October 31, 2018 for Global Allocation. The portfolio turnover rates including mortgage dollar roll transactions, including and excluding securities sold short, 165% and 154%, respectively, for the year ended October 31, 2017, 182% and 183%, respectively, for the year ended October 31, 2016 and 198% and 189%, respectively, for the year ended October 31, 2015, for Global Allocation. The portfolio turnover rate including mortgage dollar roll transactions were 104%, 192% and 165% for the six months ended April 30, 2019 and for the years ended October 31, 2018 and 2017, respectively, for Multi-Asset Income.

d  The class action proceeds listed in Note A of the Notes to Financial Statements, if any, had no impact on the Funds' total returns for the six months ended April 30, 2019. The class action proceeds received in 2018 had no impact on the Funds' total returns for the year ended October 31, 2018.

e  Dividend and interest expense relating to short sales, which is a non-recurring expense for Global Allocation, is included in these ratios on a non-annualized basis.

f  The voluntary contributions received in 2017 for Long Short and 2014 for Global Allocation and Long Short had no impact on the Funds' total returns for the years ended October 31, 2017 and October 31, 2014, respectively.

g  The Custodian Out-of-Pocket Expenses Refunded had no impact on Long Short's total returns for the year ended October 31, 2017.

Notes to Financial Highlights (Unaudited) (cont'd)

h  The Custodian Out-of-Pocket Expenses Refunded is non-recurring and is included in these ratios. Had Long Short not received the refund the annualized ratios of net expenses to average net assets and net investment income/(loss) to average net assets would have been:

	Ratio of Net Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales and reverse repurchase agreements	Ratio of Net Investment Income/ (Loss) to Average Net Assets
	Year Ended October 31, 2017
Long Short Institutional Class	1.80%	1.32%	0.12%
Long Short Class A	2.16%	1.68%	(0.18)%
Long Short Class C	2.90%	2.43%	(0.94)%

i  After the close of business on December 7, 2018, Long Short's Class A and Class C shares underwent a stock split. The per share data presented here has been retroactively adjusted to reflect this split. See Note G of the Notes to Financial Statements.

Directory

Investment Manager and Administrator

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264

Distributor

Neuberger Berman BD LLC
1290 Avenue of the Americas
New York, NY 10104-0002
800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Shareholder Servicing Agent

DST Asset Manager Solutions Inc.
430 West 7th Street, Suite 219189
Kansas City, MO 64105-1407

For Institutional Class Shareholders
address correspondence to:

Neuberger Berman Funds
PO Box 219189
Kansas City, MO 64121-9189
Intermediary Client Services 800.366.6264

For Class A, Class C and Class R6 Shareholders:

Please contact your investment provider

Legal Counsel

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600

Independent Registered Public Accounting Firms

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available, without charge upon request, by calling 800-877-9700 (toll-free), on the SEC's website at www.sec.gov, and on Neuberger Berman's website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2019). The Trust's Forms N-Q and N-PORT are available on the SEC's website at www.sec.gov. The portfolio holdings information on Form N-Q or Form N-PORT is available upon request, without charge, by calling 800-877-9700 (toll-free).

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Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Retail Services: 800.877.9700
Broker-Dealer and Institutional Services: 800.366.6264/888.556.9030
Web site: www.nb.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus which you can obtain by calling 877.628.2583. An investor should consider carefully a Fund's investment objectives, risks and fees and expenses, which are described in its prospectus, before investing.

L0088 06/19

Item 2.  Code of Ethics.

The Board of Trustees (“Board”) of Neuberger Berman Alternative Funds (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.
A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Municipal Fund Inc.’s Form N-CSR, Investment Company Act file number 811-21168 (filed January 7, 2019).  The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.
Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.
Item 5.  Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.  Schedule of Investments.

The complete schedule of investments for each series is disclosed in the Registrant’s applicable semi-annual report, which is included as Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11.  Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.  Exhibits.

(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Municipal Fund Inc.’s Form N-CSR, Investment Company Act file number 811-21168 (filed January 7, 2019).
(a)(2)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.
(a)(3)	Not applicable to the Registrant.
(a)(4)	Not applicable to the Registrant.
(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.
The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Alternative Funds

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: July 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: July 3, 2019

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: July 3, 2019